UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,

Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 35

Item 1.	Reports to Stockholders

[Attached EDGARIZED SEMI-ANNUAL REPORT]

Semi-Annual Report June 30, 2013

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering 28 Portfolios

•	Growth Stock Portfolio
•	Focused Appreciation Portfolio
•	Large Cap Core Stock Portfolio
•	Large Cap Blend Portfolio
•	Index 500 Stock Portfolio
•	Large Company Value Portfolio
•	Domestic Equity Portfolio
•	Equity Income Portfolio
•	Mid Cap Growth Stock Portfolio
•	Index 400 Stock Portfolio
•	Mid Cap Value Portfolio
•	Small Cap Growth Stock Portfolio
•	Index 600 Stock Portfolio
•	Small Cap Value Portfolio
•	International Growth Portfolio
•	Research International Core Portfolio
•	International Equity Portfolio
•	Emerging Markets Equity Portfolio
•	Money Market Portfolio
•	Short-Term Bond Portfolio
•	Select Bond Portfolio
•	Long-Term U.S. Government Bond Portfolio
•	Inflation Protection Portfolio
•	High Yield Bond Portfolio
•	Multi-Sector Bond Portfolio
•	Commodities Return Strategy Portfolio
•	Balanced Portfolio
•	Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.

Table of Contents

Series Fund Overviews and Schedules of Investments:
Growth Stock Portfolio	1
Focused Appreciation Portfolio	4
Large Cap Core Stock Portfolio	6
Large Cap Blend Portfolio	9
Index 500 Stock Portfolio	11
Large Company Value Portfolio	17
Domestic Equity Portfolio	20
Equity Income Portfolio	22
Mid Cap Growth Stock Portfolio	26
Index 400 Stock Portfolio	29
Mid Cap Value Portfolio	34
Small Cap Growth Stock Portfolio	38
Index 600 Stock Portfolio	41
Small Cap Value Portfolio	48
International Growth Portfolio	51
Research International Core Portfolio	54
International Equity Portfolio	58
Emerging Markets Equity Portfolio	61
Money Market Portfolio	65
Short-Term Bond Portfolio	68
Select Bond Portfolio	75
Long-Term U.S. Government Bond Portfolio	91
Inflation Protection Portfolio	96
High Yield Bond Portfolio	106
Multi-Sector Bond Portfolio	117
Commodities Return Strategy Portfolio	135
Balanced Portfolio	138
Asset Allocation Portfolio	163
Statements of Assets and Liabilities	186
Consolidated Statement of Assets and Liabilities (Commodities Return Strategy Portfolio)	190
Statements of Operations	192
Consolidated Statement of Operations (Commodities Return Strategy Portfolio)	196
Statements of Changes in Net Assets	198
Consolidated Statement of Changes in Net Assets (Commodities Return Strategy Portfolio)	206
Statement of Cash Flows	207
Financial Highlights	208
Notes to Financial Statements	218
Proxy Voting and Portfolio Holdings	243
Approval and Continuance of Investment Advisory and Sub-Advisory Agreements	244

Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

Growth Stock Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,107.42	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$2.21

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Growth Stock Portfolio	1

Growth Stock Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (17.6%)
*	Amazon.com, Inc.	36,050	10,011
	Comcast Corp. - Class A	210,350	8,809
	Dick’s Sporting Goods, Inc.	95,900	4,801
*	Dollar General Corp.	90,100	4,544
	L Brands, Inc.	102,900	5,068
	Las Vegas Sands Corp.	95,900	5,076
	Lowe’s Cos., Inc.	137,600	5,628
	Macy’s, Inc.	118,550	5,690
*	Michael Kors Holdings, Ltd.	139,000	8,621
	News Corp. - Class A	146,500	4,776
	Polaris Industries, Inc.	30,775	2,924
*	Priceline.com, Inc.	7,500	6,204
	Starbucks Corp.	167,450	10,966
	Target Corp.	73,800	5,082
	Time Warner Cable, Inc.	29,200	3,284
	Viacom, Inc. - Class B	125,400	8,533

	Total		100,017

	Consumer Staples (6.8%)
	Costco Wholesale Corp.	59,900	6,623
	CVS Caremark Corp.	133,229	7,618
	The Estee Lauder Cos., Inc. - Class A	89,800	5,906
	PepsiCo, Inc.	100,800	8,244
	Philip Morris International, Inc.	97,200	8,420
	Whole Foods Market, Inc.	35,000	1,802

	Total		38,613

	Energy (6.2%)
	Anadarko Petroleum Corp.	79,050	6,793
*	Concho Resources, Inc.	22,500	1,884
	National Oilwell Varco, Inc.	76,900	5,298
	Occidental Petroleum Corp.	78,600	7,013
	Schlumberger, Ltd.	154,000	11,036
*	Weatherford International, Ltd.	243,954	3,342

	Total		35,366

	Financials (8.5%)
	American Express Co.	147,400	11,020
	American Tower Corp.	134,525	9,843
	Citigroup, Inc.	100,200	4,806
	Invesco, Ltd.	123,400	3,924
	JPMorgan Chase & Co.	186,400	9,840
	Morgan Stanley	89,600	2,189
	Wells Fargo & Co.	160,650	6,630

	Total		48,252

	Health Care (14.1%)
	Abbott Laboratories	168,900	5,891
*	Actavis, Inc.	38,300	4,834
*	Alexion Pharmaceuticals, Inc.	27,900	2,574
	Allergan, Inc.	52,000	4,380

	Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	AmerisourceBergen Corp.	91,900	5,131
*	Biogen Idec, Inc.	43,700	9,404
*	Catamaran Corp.	56,400	2,748
*	Celgene Corp.	51,000	5,962
	Covidien PLC	57,700	3,626
*	Express Scripts Holding Co.	101,050	6,234
*	Gilead Sciences, Inc.	263,700	13,504
	Johnson & Johnson	91,100	7,822
	Perrigo Co.	22,650	2,741
	UnitedHealth Group, Inc.	85,600	5,605

	Total		80,456

	Industrials (11.1%)
	The Boeing Co.	83,450	8,549
	Cummins, Inc.	28,975	3,143
	Danaher Corp.	137,450	8,701
	FedEx Corp.	67,818	6,685
	Honeywell International, Inc.	110,400	8,759
	Precision Castparts Corp.	33,712	7,619
	SPX Corp.	37,575	2,705
	Union Pacific Corp.	52,500	8,100
	United Technologies Corp.	94,777	8,808

	Total		63,069

	Information Technology (29.3%)
	Apple, Inc.	64,800	25,666
	Avago Technologies, Ltd.	127,700	4,774
	Broadcom Corp. - Class A	141,150	4,765
*	Citrix Systems, Inc.	45,900	2,769
*	Cognizant Technology Solutions Corp. - Class A	87,900	5,504
*	eBay, Inc.	174,900	9,046
	EMC Corp.	331,000	7,818
*	Facebook, Inc. - Class A	147,400	3,664
*	Google, Inc. - Class A	27,242	23,983
	Intel Corp.	119,700	2,899
	International Business Machines Corp.	42,600	8,141
	MasterCard, Inc. - Class A	15,400	8,847
	Microsoft Corp.	338,400	11,685
*	NetApp, Inc.	110,200	4,163
	Oracle Corp.	234,500	7,204
	Qualcomm, Inc.	263,900	16,119
*	Salesforce.com, Inc.	121,600	4,643
	Visa, Inc. - Class A	70,700	12,921
*	Yahoo!, Inc.	99,100	2,488

	Total		167,099

	Materials (3.0%)
	BHP Billiton, Ltd., ADR	35,800	2,064
	CF Industries Holdings, Inc.	18,500	3,173
	Monsanto Co.	121,781	12,032

	Total		17,269

	Total Common Stocks
	(Cost: $443,633)		550,141

Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)

Total Investments (96.6%)
(Cost: $443,633)(a)		550,141

Other Assets, Less Liabilities (3.4%)		19,234

Net Assets (100.0%)		569,375

The Accompanying Notes are an Integral Part of the Financial Statements.

2	Growth Stock Portfolio

Growth Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $443,633 and the net unrealized appreciation of investments based on that cost was $106,508 which is comprised of $112,374 aggregate gross unrealized appreciation and $5,866 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$550,141	$-	$-
Total	$550,141	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio	3

Focused Appreciation Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

As a non-diversified portfolio, the Portfolio may hold fewer securities because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,069.31	$ 3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4	Focused Appreciation Portfolio

Focused Appreciation Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (28.5%)
*	Amazon.com, Inc.	38,521	10,697
	Compagnie Financiere Richemont SA, ADR	1,588,848	14,046
	Delphi Automotive PLC	152,165	7,713
	L Brands, Inc.	259,247	12,768
	Marriott International, Inc. - Class A	279,371	11,278
*	MGM Resorts International	735,943	10,877
	News Corp. - Class A	963,569	31,412
	NIKE, Inc. - Class B	123,362	7,856
*	Priceline.com, Inc.	10,825	8,954
	The TJX Cos., Inc.	177,952	8,908

	Total		124,509

	Consumer Staples (1.7%)
*	Monster Beverage Corp.	119,768	7,278

	Total		7,278

	Financials (5.0%)
	Prudential PLC, ADR	247,938	8,113
	U.S. Bancorp	376,404	13,607

	Total		21,720

	Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

	Health Care (24.6%)
*	Celgene Corp.	208,370	24,361
*	DaVita HealthCare Partners, Inc.	69,588	8,406
*	Express Scripts Holding Co.	444,087	27,396
*	Gilead Sciences, Inc.	134,115	6,868
*	Intuitive Surgical, Inc.	13,242	6,708
*	Valeant Pharmaceuticals International, Inc.	103,012	8,867
*	Vertex Pharmaceuticals, Inc.	113,252	9,045
	Zoetis, Inc.	509,630	15,743

	Total		107,394

	Industrials (8.8%)
	FANUC Corp., ADR	645,508	15,602
	Precision Castparts Corp.	100,258	22,659

	Total		38,261

	Information Technology (20.5%)
	Amphenol Corp. - Class A	76,461	5,959
	Apple, Inc.	49,942	19,781
*	eBay, Inc.	254,125	13,143
	EMC Corp.	591,014	13,960
*	Google, Inc. - Class A	20,261	17,837
	MasterCard, Inc. - Class A	15,815	9,086
	TE Connectivity, Ltd.	95,761	4,361
*	VMware, Inc. - Class A	84,678	5,673

	Total		89,800

	Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

	Materials (2.7%)
	Monsanto Co.	86,073	8,504
*	Turquoise Hill Resources, Ltd.	597,251	3,542

	Total		12,046

	Telecommunication Services (2.1%)
*	Crown Castle International Corp.	128,393	9,294

	Total		9,294

	Total Common Stocks
	(Cost: $325,343)		410,302

	Foreign Common Stocks (1.5%)

	Consumer Staples (1.5%)
	Pernod-Ricard SA	58,001	6,430

	Total		6,430

	Total Foreign Common Stocks
	(Cost: $6,478)		6,430

	Total Investments (95.4%)
	(Cost: $331,821)(a)		416,732

	Other Assets, Less Liabilities (4.6%)		20,170

	Net Assets (100.0%)		436,902

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $331,821 and the net unrealized appreciation of investments based on that cost was $84,911 which is comprised of $90,305 aggregate gross unrealized appreciation and $5,394 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$410,302	$-	$-
Foreign Common Stocks	6,430
Total	$416,732	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio	5

Large Cap Core Stock Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,136.77	$ 2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.31

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6	Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.2%)
	Comcast Corp. - Class A	141,100	5,909
	Dick’s Sporting Goods, Inc.	66,500	3,329
*	Dollar General Corp.	60,650	3,059
	Las Vegas Sands Corp.	61,700	3,266
	Lowe’s Cos., Inc.	80,300	3,284
	Macy’s, Inc.	90,750	4,356
	News Corp. - Class A	239,975	7,823
	Polaris Industries, Inc.	23,425	2,225
	Starbucks Corp.	64,500	4,224
	Target Corp.	69,800	4,807
	Time Warner Cable, Inc.	22,700	2,553
	Viacom, Inc. - Class B	95,400	6,492

	Total		51,327

	Consumer Staples (8.9%)
	Beam, Inc.	47,775	3,015
	Church & Dwight Co., Inc.	73,050	4,508
	Costco Wholesale Corp.	22,800	2,521
	CVS Caremark Corp.	124,172	7,100
	The Estee Lauder Cos., Inc. - Class A	38,400	2,526
	Mead Johnson Nutrition Co.	43,975	3,484
	PepsiCo, Inc.	71,300	5,832
	Philip Morris International, Inc.	97,650	8,458

	Total		37,444

	Energy (12.0%)
	Anadarko Petroleum Corp.	48,625	4,178
	BP PLC, ADR	87,725	3,662
	Chevron Corp.	91,050	10,775
	Exxon Mobil Corp.	119,374	10,785
	National Oilwell Varco, Inc.	35,500	2,446
	Occidental Petroleum Corp.	55,275	4,932
	Schlumberger, Ltd.	87,300	6,256
*	Weatherford International, Ltd.	347,853	4,766
*	Whiting Petroleum Corp.	56,600	2,609

	Total		50,409

	Financials (16.3%)
	American Express Co.	91,650	6,852
	American Tower Corp.	71,475	5,230
	BlackRock, Inc.	13,325	3,422
	Citigroup, Inc.	211,030	10,123
	The Goldman Sachs Group, Inc.	31,800	4,810
	Invesco, Ltd.	153,450	4,880
	JPMorgan Chase & Co.	236,946	12,508
	MetLife, Inc.	106,250	4,862
	PNC Financial Services Group, Inc.	61,080	4,454
	Validus Holdings, Ltd.	76,400	2,759
	Wells Fargo & Co.	211,550	8,731

	Total		68,631

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care (12.9%)
	Abbott Laboratories	101,900	3,554
	AbbVie, Inc.	41,800	1,728
*	Actavis, Inc.	22,600	2,853
	AmerisourceBergen Corp.	62,500	3,489
*	Biogen Idec, Inc.	15,300	3,293
*	Celgene Corp.	19,700	2,303
	Covidien PLC	31,600	1,986
	Eli Lilly and Co.	38,700	1,901
*	Express Scripts Holding Co.	30,900	1,906
*	Gilead Sciences, Inc.	81,700	4,184
	Johnson & Johnson	135,200	11,608
	Perrigo Co.	17,300	2,093
	Pfizer, Inc.	283,050	7,928
	UnitedHealth Group, Inc.	82,750	5,419

	Total		54,245

	Industrials (11.2%)
	The Boeing Co.	66,800	6,843
	Cummins, Inc.	23,550	2,554
	Danaher Corp.	71,309	4,514
	FedEx Corp.	71,878	7,086
	General Electric Co.	352,300	8,170
	Precision Castparts Corp.	22,220	5,022
	SPX Corp.	27,300	1,965
	Union Pacific Corp.	28,950	4,466
	United Technologies Corp.	69,275	6,439

	Total		47,059

	Information Technology (18.3%)
	Apple, Inc.	29,400	11,645
	Avago Technologies, Ltd.	77,000	2,878
	Broadcom Corp. - Class A	75,850	2,561
*	Cognizant Technology Solutions Corp. - Class A	33,400	2,091
*	eBay, Inc.	51,200	2,648
	EMC Corp.	127,900	3,021
*	Google, Inc. - Class A	8,150	7,175
	Intel Corp.	243,600	5,900
	International Business Machines Corp.	42,850	8,189
	Microsoft Corp.	360,100	12,434
	Oracle Corp.	175,400	5,388
	Qualcomm, Inc.	82,500	5,039
	Visa, Inc. - Class A	27,500	5,026
*	Yahoo!, Inc.	121,500	3,051

	Total		77,046

	Materials (2.9%)
	BHP Billiton, Ltd., ADR	39,900	2,301
	Celanese Corp.	46,600	2,088
	CF Industries Holdings, Inc.	10,800	1,852
	Monsanto Co.	59,500	5,878

	Total		12,119

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (1.9%)
AT&T, Inc.	164,350	5,818
Vodafone Group PLC, ADR	68,000	1,954

Total		7,772

Utilities (2.0%)
American Water Works Co., Inc.	204,550	8,434

Total		8,434

Total Common Stocks
(Cost: $338,465)		414,486

Total Investments (98.6%)
(Cost: $338,465)(a)		414,486

Other Assets, Less Liabilities (1.4%)		5,812

Net Assets (100.0%)		420,298

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio	7

Large Cap Core Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $338,465 and the net unrealized appreciation of investments based on that cost was $76,021 which is comprised of $79,827 aggregate gross unrealized appreciation and $3,806 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$414,486	$-	$-
Total	$414,486	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

8	Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,151.99	$ 4.48
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Cap Blend Portfolio	9

Large Cap Blend Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (7.3%)
	Omnicom Group, Inc.	59,275	3,727
	Time Warner, Inc.	51,200	2,960

	Total		6,687

	Consumer Staples (12.1%)
	DANONE SA, ADR	175,925	2,639
	Nestle SA, ADR	36,500	2,401
	Sysco Corp.	73,600	2,514
	Wal-Mart Stores, Inc.	46,525	3,466

	Total		11,020

	Energy (7.6%)
	Devon Energy Corp.	69,000	3,580
	Schlumberger, Ltd.	47,025	3,370

	Total		6,950

	Financials (19.2%)
	American Express Co.	41,200	3,080
	The Bank of New York Mellon Corp.	143,250	4,018
*	Berkshire Hathaway, Inc. - Class B	45,200	5,059
	Comerica, Inc.	82,900	3,302
	Willis Group Holdings PLC	49,600	2,023

	Total		17,482

Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

Health Care (9.7%)
AmerisourceBergen Corp.	51,000	2,847
Covidien PLC	50,900	3,199
GlaxoSmithKline PLC, ADR	55,600	2,778

Total		8,824

Industrials (20.1%)
3M Co.	54,975	6,012
Cintas Corp.	54,100	2,464
Expeditors International of Washington, Inc.	72,325	2,749
Illinois Tool Works, Inc.	60,550	4,188
Ingersoll-Rand PLC	6,525	362
PACCAR, Inc.	47,000	2,522

Total		18,297

Information Technology (10.8%)
Accenture PLC - Class A	50,075	3,603
Microsoft Corp.	72,600	2,507
TE Connectivity, Ltd.	82,325	3,749

Total		9,859

Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

Materials (3.7%)
Potash Corp. of Saskatchewan, Inc.	88,500	3,374

Total		3,374

Total Common Stocks

(Cost: $73,066)		82,493

Short-Term Investments (8.9%)

Money Market Funds (8.9%)
JPMorgan U.S. Government Money Market Fund	4,073,724	4,073
JPMorgan U.S. Treasury Plus Money Market Fund	4,073,724	4,074

Total		8,147

Total Short-Term Investments
(Cost: $8,147)		8,147

Total Investments (99.4%)
(Cost: $81,213)(a)		90,640

Other Assets, Less Liabilities (0.6%)		527

Net Assets (100.0%)		91,167

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $81,213 and the net unrealized appreciation of investments based on that cost was $9,427 which is comprised of $10,340 aggregate gross unrealized appreciation and $913 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$82,493	$-	$-
Short-Term Investments	8,147	-	-
Total	$90,640	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

10	Large Cap Blend Portfolio

Index 500 Stock Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P 500” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

The Portfolio may invest in derivative instruments such as futures and swap agreements to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,137.37	$ 1.17
Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$1.10

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 500 Stock Portfolio	11

Index 500 Stock Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.1%)
	Abercrombie & Fitch Co. - Class A	10,300	466
*	Amazon.com, Inc.	47,700	13,246
*	Apollo Group, Inc. - Class A	13,100	232
*	AutoNation, Inc.	5,029	218
*	AutoZone, Inc.	4,725	2,002
*	Bed Bath & Beyond, Inc.	28,600	2,028
	Best Buy Co., Inc.	35,175	961
*	BorgWarner, Inc.	15,100	1,301
	Cablevision Systems Corp. - Class A	28,300	476
*	CarMax, Inc.	29,400	1,357
	Carnival Corp.	58,109	1,993
	CBS Corp. - Class B	74,724	3,652
*	Chipotle Mexican Grill, Inc.	4,000	1,457
	Coach, Inc.	36,800	2,101
	Comcast Corp. - Class A	344,805	14,440
	D.R. Horton, Inc.	36,600	779
	Darden Restaurants, Inc.	16,950	856
	Delphi Automotive PLC	38,100	1,931
*	DIRECTV	73,100	4,504
*	Discovery Communications, Inc. - Class A	32,000	2,471
*	Dollar General Corp.	39,400	1,987
*	Dollar Tree, Inc.	29,300	1,490
	Expedia, Inc.	12,250	737
	Family Dollar Stores, Inc.	12,500	779
	Ford Motor Co.	514,665	7,962
*	Fossil Group, Inc.	6,900	713
	GameStop Corp. - Class A	15,600	656
	Gannett Co., Inc.	29,950	733
	The Gap, Inc.	37,975	1,585
	Garmin, Ltd.	14,300	517
*	General Motors Co.	100,800	3,358
	Genuine Parts Co.	20,300	1,585
*	The Goodyear Tire & Rubber Co.	32,100	491
	H&R Block, Inc.	35,700	991
	Harley-Davidson, Inc.	29,300	1,606
	Harman International Industries, Inc.	8,900	482
	Hasbro, Inc.	15,025	674
	The Home Depot, Inc.	191,300	14,820
	International Game Technology	34,100	570
	The Interpublic Group of Cos., Inc.	56,137	817
*	J.C. Penney Co., Inc.	18,650	319
	Johnson Controls, Inc.	89,700	3,210
	Kohl’s Corp.	26,667	1,347
	L Brands, Inc.	31,487	1,551
	Leggett & Platt, Inc.	18,633	579
	Lennar Corp. - Class A	21,600	778
	Lowe’s Cos., Inc.	140,400	5,742

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Macy’s, Inc.	50,246	2,412
	Marriott International, Inc. - Class A	31,356	1,266
	Mattel, Inc.	45,188	2,047
	McDonald’s Corp.	131,278	12,996
*	NetFlix, Inc.	7,400	1,562
	Newell Rubbermaid, Inc.	37,792	992
	News Corp. - Class A	260,600	8,496
	NIKE, Inc. - Class B	94,800	6,037
	Nordstrom, Inc.	19,434	1,165
	Omnicom Group, Inc.	33,900	2,131
*	O’Reilly Automotive, Inc.	14,500	1,633
	PetSmart, Inc.	13,500	904
*	Priceline.com, Inc.	6,800	5,624
*	PulteGroup, Inc.	44,535	845
	PVH Corp.	10,600	1,325
	Ralph Lauren Corp.	8,000	1,390
	Ross Stores, Inc.	28,800	1,866
	Scripps Networks Interactive - Class A	11,100	741
	Staples, Inc.	86,950	1,379
	Starbucks Corp.	98,000	6,418
	Starwood Hotels & Resorts Worldwide, Inc.	25,500	1,611
	Target Corp.	84,057	5,788
	Tiffany & Co.	15,667	1,141
	Time Warner Cable, Inc.	38,092	4,285
	Time Warner, Inc.	122,033	7,056
	The TJX Cos., Inc.	94,200	4,716
*	TripAdvisor, Inc.	14,450	880
*	Urban Outfitters, Inc.	14,400	579
	VF Corp.	11,457	2,212
	Viacom, Inc. - Class B	58,424	3,976
	The Walt Disney Co.	235,757	14,888
	The Washington Post Co. - Class B	600	290
	Whirlpool Corp.	10,344	1,183
	Wyndham Worldwide Corp.	17,786	1,018
	Wynn Resorts, Ltd.	10,400	1,331
	Yum! Brands, Inc.	58,860	4,081

	Total		228,814

	Consumer Staples (10.3%)
	Altria Group, Inc.	263,022	9,203
	Archer-Daniels-Midland Co.	86,303	2,926
	Avon Products, Inc.	56,700	1,192
	Beam, Inc.	21,067	1,329
	Brown-Forman Corp. - Class B	19,833	1,340
	Campbell Soup Co.	23,322	1,045
	The Clorox Co.	17,250	1,434
	The Coca-Cola Co.	501,450	20,113
	Coca-Cola Enterprises, Inc.	33,700	1,185
	Colgate-Palmolive Co.	114,844	6,579

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	ConAgra Foods, Inc.	54,567	1,906
*	Constellation Brands, Inc. - Class A	20,200	1,053
	Costco Wholesale Corp.	57,164	6,321
	CVS Caremark Corp.	160,261	9,164
	Dr. Pepper Snapple Group, Inc.	26,700	1,226
	The Estee Lauder Cos., Inc. - Class A	31,500	2,072
	General Mills, Inc.	84,434	4,098
	The Hershey Co.	19,600	1,750
	Hormel Foods Corp.	17,700	683
	The J.M. Smucker Co.	14,000	1,444
	Kellogg Co.	33,257	2,136
	Kimberly-Clark Corp.	50,356	4,892
	Kraft Foods Group, Inc.	77,798	4,347
	The Kroger Co.	68,105	2,352
	Lorillard, Inc.	49,438	2,159
	McCormick & Co., Inc.	17,300	1,217
	Mead Johnson Nutrition Co.	26,531	2,102
	Molson Coors Brewing Co. - Class B	20,600	986
	Mondelez International, Inc.	233,596	6,664
*	Monster Beverage Corp.	18,900	1,149
	PepsiCo, Inc.	202,425	16,556
	Philip Morris International, Inc.	214,122	18,547
	The Procter & Gamble Co.	358,864	27,629
	Reynolds American, Inc.	41,700	2,017
	Safeway, Inc.	31,600	748
	Sysco Corp.	77,725	2,655
	Tyson Foods, Inc. - Class A	37,100	953
	Walgreen Co.	112,846	4,988
	Wal-Mart Stores, Inc.	214,500	15,978
	Whole Foods Market, Inc.	45,200	2,327

	Total		196,465

	Energy (10.4%)
	Anadarko Petroleum Corp.	65,624	5,639
	Apache Corp.	51,346	4,304
	Baker Hughes, Inc.	57,864	2,669
	Cabot Oil & Gas Corp.	27,600	1,960
*	Cameron International Corp.	32,500	1,988
	Chesapeake Energy Corp.	67,900	1,384
	Chevron Corp.	253,914	30,048
	ConocoPhillips	160,038	9,682
	CONSOL Energy, Inc.	29,900	810
*	Denbury Resources, Inc.	48,800	845
	Devon Energy Corp.	49,400	2,563
	Diamond Offshore Drilling, Inc.	9,100	626
	Ensco PLC - Class A	30,500	1,773
	EOG Resources, Inc.	35,620	4,690

The Accompanying Notes are an Integral Part of the Financial Statements.

12	Index 500 Stock Portfolio

Index 500 Stock Portfolio

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	EQT Corp.	19,700	1,564
	Exxon Mobil Corp.	582,201	52,602
*	FMC Technologies, Inc.	31,100	1,732
	Halliburton Co.	122,038	5,091
	Helmerich & Payne, Inc.	13,900	868
	Hess Corp.	39,100	2,600
	Kinder Morgan, Inc.	82,717	3,156
	Marathon Oil Corp.	92,766	3,208
	Marathon Petroleum Corp.	42,533	3,022
	Murphy Oil Corp.	23,800	1,449
	Nabors Industries, Ltd.	38,600	591
	National Oilwell Varco, Inc.	55,900	3,851
*	Newfield Exploration Co.	17,700	423
	Noble Corp.	33,100	1,244
	Noble Energy, Inc.	47,000	2,822
	Occidental Petroleum Corp.	105,440	9,408
	Peabody Energy Corp.	35,300	517
	Phillips 66	81,119	4,779
	Pioneer Natural Resources Co.	17,900	2,591
	QEP Resources, Inc.	23,400	650
	Range Resources Corp.	21,400	1,655
*	Rowan Cos., PLC. - Class A	16,250	554
	Schlumberger, Ltd.	174,084	12,475
*	Southwestern Energy Co.	46,000	1,680
	Spectra Energy Corp.	87,636	3,020
	Tesoro Corp.	17,800	931
	Valero Energy Corp.	71,400	2,483
	The Williams Companies, Inc.	89,400	2,903
*	WPX Energy, Inc.	26,200	496

	Total		197,346

	Financials (16.4%)
	ACE, Ltd.	44,500	3,982
	Aflac, Inc.	61,050	3,548
	The Allstate Corp.	61,328	2,951
	American Express Co.	125,175	9,358
*	American International Group, Inc.	193,291	8,640
	American Tower Corp.	51,800	3,790
	Ameriprise Financial, Inc.	26,355	2,132
	Aon PLC	40,500	2,606
	Apartment Investment & Management Co. - Class A	19,056	572
	Assurant, Inc.	10,100	514
	AvalonBay Communities, Inc.	15,973	2,155
	Bank of America Corp.	1,411,496	18,152
	The Bank of New York Mellon Corp.	151,963	4,263
	BB&T Corp.	91,900	3,114
*	Berkshire Hathaway, Inc. - Class B	238,866	26,734
	BlackRock, Inc.	16,300	4,187
	Boston Properties, Inc.	19,900	2,099

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Capital One Financial Corp.	76,529	4,807
*	CBRE Group, Inc.	39,800	930
	The Charles Schwab Corp.	144,111	3,059
	The Chubb Corp.	33,900	2,870
	Cincinnati Financial Corp.	19,275	885
	Citigroup, Inc.	398,364	19,110
	CME Group, Inc.	40,200	3,054
	Comerica, Inc.	24,450	974
	Discover Financial Services	64,256	3,061
*	E*TRADE Financial Corp.	37,560	475
	Equity Residential	42,000	2,438
	Fifth Third Bancorp	114,534	2,067
	Franklin Resources, Inc.	18,050	2,455
*	Genworth Financial, Inc. - Class A	64,400	735
	The Goldman Sachs Group, Inc.	56,400	8,530
	The Hartford Financial Services Group, Inc.	59,650	1,844
	HCP, Inc.	59,500	2,704
	Health Care REIT, Inc.	37,200	2,493
	Host Hotels & Resorts, Inc.	97,494	1,645
	Hudson City Bancorp, Inc.	62,200	570
	Huntington Bancshares, Inc.	109,842	866
*	IntercontinentalExchange, Inc.	9,500	1,689
	Invesco, Ltd.	58,200	1,851
	JPMorgan Chase & Co.	494,829	26,122
	KeyCorp	120,475	1,330
	Kimco Realty Corp.	53,500	1,146
	Legg Mason, Inc.	14,600	453
	Leucadia National Corp.	38,600	1,012
	Lincoln National Corp.	35,130	1,281
	Loews Corp.	40,221	1,786
	M&T Bank Corp.	16,000	1,788
	The Macerich Co.	18,000	1,097
	Marsh & McLennan Cos., Inc.	72,080	2,877
	McGraw Hill Financial, Inc.	35,920	1,911
	MetLife, Inc.	143,374	6,561
	Moody’s Corp.	25,350	1,545
	Morgan Stanley	179,613	4,388
	The NASDAQ OMX Group, Inc.	15,400	505
	Northern Trust Corp.	28,550	1,653
	NYSE Euronext	31,800	1,317
	People’s United Financial, Inc.	44,300	660
	Plum Creek Timber Co., Inc.	21,300	994
	PNC Financial Services Group, Inc.	69,289	5,053
	Principal Financial Group, Inc.	36,100	1,352
	The Progressive Corp.	72,600	1,845

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Prologis, Inc.	65,197	2,459
	Prudential Financial, Inc.	61,000	4,455
	Public Storage	18,900	2,898
	Regions Financial Corp.	184,890	1,762
	Simon Property Group, Inc.	40,736	6,433
	SLM Corp.	58,142	1,329
	State Street Corp.	59,700	3,893
	SunTrust Banks, Inc.	70,533	2,227
	T. Rowe Price Group, Inc.	34,000	2,487
	Torchmark Corp.	12,075	787
	The Travelers Cos., Inc.	49,310	3,941
	U.S. Bancorp	242,221	8,756
	Unum Group	34,931	1,026
	Ventas, Inc.	38,400	2,667
	Vornado Realty Trust	22,274	1,845
	Wells Fargo & Co.	644,931	26,616
	Weyerhaeuser Co.	71,753	2,044
	XL Group PLC	37,900	1,149
	Zions Bancorporation	24,100	696

	Total		312,055

	Health Care (12.6%)
	Abbott Laboratories	204,150	7,121
	AbbVie, Inc. - When Issued	207,350	8,572
*	Actavis, Inc.	16,700	2,108
	Aetna, Inc.	49,484	3,144
	Agilent Technologies, Inc.	45,137	1,930
*	Alexion Pharmaceuticals, Inc.	25,600	2,361
	Allergan, Inc.	38,834	3,271
	AmerisourceBergen Corp.	30,200	1,686
	Amgen, Inc.	98,243	9,693
	Baxter International, Inc.	71,000	4,918
	Becton, Dickinson and Co.	25,450	2,515
*	Biogen Idec, Inc.	31,090	6,691
*	Boston Scientific Corp.	176,622	1,637
	Bristol-Myers Squibb Co.	215,013	9,609
	C.R. Bard, Inc.	9,800	1,065
	Cardinal Health, Inc.	44,725	2,111
*	CareFusion Corp.	28,812	1,062
*	Celgene Corp.	54,600	6,383
*	Cerner Corp.	19,100	1,835
	CIGNA Corp.	37,387	2,710
	Covidien PLC	61,600	3,871
*	DaVita HealthCare Partners, Inc.	11,100	1,341
	DENTSPLY International, Inc.	18,800	770
*	Edwards Lifesciences Corp.	14,800	995
	Eli Lilly and Co.	129,806	6,376
*	Express Scripts Holding Co.	106,841	6,591
*	Forest Laboratories, Inc.	30,666	1,257
*	Gilead Sciences, Inc.	199,700	10,227
*	Hospira, Inc.	21,665	830
	Humana, Inc.	20,600	1,738
*	Intuitive Surgical, Inc.	5,300	2,685

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio	13

Index 500 Stock Portfolio

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Johnson & Johnson	367,737	31,574
*	Laboratory Corp. of America Holdings	12,200	1,221
*	Life Technologies Corp.	22,580	1,671
	McKesson Corp.	29,705	3,401
	Medtronic, Inc.	132,400	6,815
	Merck & Co., Inc.	395,383	18,366
*	Mylan, Inc.	49,900	1,548
	Patterson Cos., Inc.	10,900	410
	PerkinElmer, Inc.	14,700	478
	Perrigo Co.	11,600	1,404
	Pfizer, Inc.	713,268	19,979
	Quest Diagnostics, Inc.	20,700	1,255
*	Regeneron Pharmaceuticals, Inc.	10,000	2,249
	St. Jude Medical, Inc.	37,100	1,693
	Stryker Corp.	37,600	2,432
*	Tenet Heathcare Corp.	13,562	625
	Thermo Fisher Scientific, Inc.	47,000	3,978
	UnitedHealth Group, Inc.	133,544	8,744
*	Varian Medical Systems, Inc.	14,200	958
*	Waters Corp.	11,200	1,121
	WellPoint, Inc.	39,300	3,216
	Zimmer Holdings, Inc.	22,037	1,651
*	Zoetis, Inc.	224,807	6,944

	Total		238,836

	Industrials (10.0%)
	3M Co.	83,176	9,095
	The ADT Corp.	28,600	1,140
	Avery Dennison Corp.	13,050	558
	The Boeing Co.	89,376	9,156
	C.H. Robinson Worldwide, Inc.	21,000	1,183
	Caterpillar, Inc.	86,076	7,100
	Cintas Corp.	13,633	621
	CSX Corp.	133,800	3,103
	Cummins, Inc.	23,100	2,505
	Danaher Corp.	76,200	4,824
	Deere & Co.	50,820	4,129
	Dover Corp.	22,367	1,737
	The Dun & Bradstreet Corp.	5,200	507
	Eaton Corp. PLC	61,903	4,074
	Emerson Electric Co.	94,100	5,132
	Equifax, Inc.	15,800	931
	Expeditors International of Washington, Inc.	27,000	1,026
	Fastenal Co.	35,300	1,619
	FedEx Corp.	38,620	3,807
	Flowserve Corp.	18,800	1,015
	Fluor Corp.	21,300	1,263
	General Dynamics Corp.	43,500	3,407
	General Electric Co.	1,353,806	31,395
	Honeywell International, Inc.	103,050	8,176
	Illinois Tool Works, Inc.	54,300	3,756
	Ingersoll-Rand PLC	36,400	2,021

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Iron Mountain, Inc.	21,885	582
*	Jacobs Engineering Group, Inc.	17,100	943
	Joy Global, Inc.	13,900	675
	Kansas City Southern	14,400	1,526
	L-3 Communications Holdings, Inc.	11,800	1,012
	Lockheed Martin Corp.	34,808	3,775
	Masco Corp.	46,600	908
	Norfolk Southern Corp.	41,257	2,997
	Northrop Grumman Corp.	30,820	2,552
	PACCAR, Inc.	46,315	2,485
	Pall Corp.	14,650	973
	Parker Hannifin Corp.	19,512	1,861
	Pentair, Ltd.	26,780	1,545
	Pitney Bowes, Inc.	26,337	387
	Precision Castparts Corp.	19,200	4,339
*	Quanta Services, Inc.	27,900	738
	Raytheon Co.	42,500	2,810
	Republic Services, Inc.	38,807	1,317
	Robert Half International, Inc.	18,240	606
	Rockwell Automation, Inc.	18,250	1,517
	Rockwell Collins, Inc.	17,750	1,126
	Roper Industries, Inc.	13,000	1,615
	Ryder System, Inc.	6,800	413
	Snap-on, Inc.	7,617	681
	Southwest Airlines Co.	94,567	1,219
	Stanley Black & Decker, Inc.	21,242	1,642
*	Stericycle, Inc.	11,300	1,248
	Textron, Inc.	36,400	948
	Tyco International, Ltd.	60,800	2,003
	Union Pacific Corp.	61,120	9,430
	United Parcel Service, Inc. - Class B	93,000	8,043
	United Technologies Corp.	110,734	10,292
	W.W. Grainger, Inc.	7,800	1,967
	Waste Management, Inc.	57,485	2,318
	Xylem, Inc.	24,300	655

	Total		190,428

	Information Technology (17.6%)
	Accenture PLC - Class A	85,100	6,124
*	Adobe Systems, Inc.	65,750	2,996
*	Advanced Micro Devices, Inc.	79,400	324
*	Akamai Technologies, Inc.	23,300	991
	Altera Corp.	41,911	1,383
	Amphenol Corp. - Class A	20,900	1,629
	Analog Devices, Inc.	40,357	1,818
	Apple, Inc.	122,900	48,678
	Applied Materials, Inc.	157,300	2,345
*	Autodesk, Inc.	29,368	997
	Automatic Data Processing, Inc.	63,550	4,376
*	BMC Software, Inc.	17,360	784
	Broadcom Corp. - Class A	68,800	2,323
	CA, Inc.	43,392	1,242
	Cisco Systems, Inc.	699,700	17,010

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Citrix Systems, Inc.	24,520	1,479
*	Cognizant Technology Solutions Corp. - Class A	39,500	2,473
	Computer Sciences Corp.	19,650	860
	Corning, Inc.	193,100	2,748
	Dell, Inc.	192,133	2,565
*	eBay, Inc.	152,900	7,908
*	Electronic Arts, Inc.	39,600	910
	EMC Corp.	275,074	6,497
*	F5 Networks, Inc.	10,300	709
	Fidelity National Information Services, Inc.	38,400	1,645
*	First Solar, Inc.	8,700	389
*	Fiserv, Inc.	17,425	1,523
	FLIR Systems, Inc.	18,600	502
*	Google, Inc. - Class A	35,200	30,989
	Harris Corp.	14,300	704
	Hewlett-Packard Co.	252,526	6,263
	Intel Corp.	650,863	15,764
	International Business Machines Corp.	136,439	26,075
	Intuit, Inc.	36,500	2,228
	Jabil Circuit, Inc.	24,067	490
*	JDS Uniphase Corp.	30,950	445
*	Juniper Networks, Inc.	66,300	1,280
	KLA-Tencor Corp.	21,700	1,209
*	Lam Research Corp.	21,287	944
	Linear Technology Corp.	30,550	1,125
*	LSI Corp.	71,900	513
	MasterCard, Inc. - Class A	13,700	7,871
	Microchip Technology, Inc.	25,800	961
*	Micron Technology, Inc.	134,850	1,932
	Microsoft Corp.	984,092	33,981
	Molex, Inc.	18,150	533
	Motorola Solutions, Inc.	35,553	2,052
*	NetApp, Inc.	47,200	1,783
	NVIDIA Corp.	75,650	1,061
	Oracle Corp.	481,025	14,777
	Paychex, Inc.	42,435	1,550
	Qualcomm, Inc.	226,234	13,818
*	Red Hat, Inc.	24,800	1,186
	SAIC, Inc.	37,100	517
*	Salesforce.com, Inc.	71,100	2,715
*	SanDisk Corp.	31,900	1,949
	Seagate Technology PLC	41,800	1,874
	Symantec Corp.	91,254	2,050
	TE Connectivity, Ltd.	54,400	2,477
*	Teradata Corp.	21,400	1,075
*	Teradyne, Inc.	24,850	437
	Texas Instruments, Inc.	145,200	5,063
	Total System Services, Inc.	20,978	514
*	VeriSign, Inc.	19,700	880
	Visa, Inc. - Class A	66,400	12,135
	Western Digital Corp.	27,900	1,732
	Western Union Co.	72,932	1,248
	Xerox Corp.	160,770	1,458
	Xilinx, Inc.	34,500	1,367

The Accompanying Notes are an Integral Part of the Financial Statements.

14	Index 500 Stock Portfolio

Index 500 Stock Portfolio

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Yahoo!, Inc.	124,700	3,131

	Total		333,384

	Materials (3.2%)
	Air Products and Chemicals, Inc.	27,267	2,497
	Airgas, Inc.	8,600	821
	Alcoa, Inc.	139,907	1,094
	Allegheny Technologies, Inc.	14,117	371
	Ball Corp.	19,464	809
	Bemis Co., Inc.	13,500	528
	CF Industries Holdings, Inc.	7,800	1,338
	Cliffs Natural Resources, Inc.	20,000	325
	The Dow Chemical Co.	158,409	5,096
	E.I. du Pont de Nemours and Co.	120,528	6,328
	Eastman Chemical Co.	20,250	1,418
	Ecolab, Inc.	34,900	2,973
	FMC Corp.	17,800	1,087
	Freeport-McMoRan Copper & Gold, Inc.	135,976	3,754
	International Flavors & Fragrances, Inc.	10,700	804
	International Paper Co.	58,266	2,582
	LyondellBasell Industries NV - Class A	49,700	3,293
	MeadWestvaco Corp.	23,179	791
	Monsanto Co.	69,906	6,907
	The Mosaic Co.	36,200	1,948
	Newmont Mining Corp.	65,080	1,949
	Nucor Corp.	41,632	1,803
*	Owens-Illinois, Inc.	21,500	597
	PPG Industries, Inc.	18,667	2,733
	Praxair, Inc.	38,700	4,457
	Sealed Air Corp.	25,642	614
	The Sherwin-Williams Co.	11,213	1,980
	Sigma-Aldrich Corp.	15,800	1,270
	United States Steel Corp.	18,850	330
	Vulcan Materials Co.	17,000	823

	Total		61,320

	Telecommunication Services (2.8%)
	AT&T, Inc.	704,375	24,935
	CenturyLink, Inc.	79,733	2,819
*	Crown Castle International Corp.	38,400	2,780
	Frontier Communications Corp.	130,597	529
*	Sprint Nextel Corp.	395,102	2,774
	Verizon Communications, Inc.	374,642	18,859
	Windstream Corp.	77,592	598

	Total		53,294

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Utilities (3.3%)
	The AES Corp.	81,000	971
	AGL Resources, Inc.	15,454	662
	Ameren Corp.	31,767	1,094
	American Electric Power Co., Inc.	63,640	2,850
	CenterPoint Energy, Inc.	56,062	1,317
	CMS Energy Corp.	34,800	946
	Consolidated Edison, Inc.	38,350	2,236
	Dominion Resources, Inc.	75,676	4,300
	DTE Energy Co.	22,750	1,524
	Duke Energy Corp.	92,430	6,239
	Edison International	42,620	2,053
	Entergy Corp.	23,309	1,624
	Exelon Corp.	112,013	3,459
	FirstEnergy Corp.	54,706	2,043
	Integrys Energy Group, Inc.	10,332	605
	NextEra Energy, Inc.	55,614	4,531
	NiSource, Inc.	40,873	1,171
	Northeast Utilities	41,200	1,731
	NRG Energy, Inc.	42,200	1,127
	ONEOK, Inc.	27,000	1,115
	Pepco Holdings, Inc.	32,500	655
	PG&E Corp.	57,925	2,649
	Pinnacle West Capital Corp.	14,400	799
	PPL Corp.	77,568	2,347
	Public Service Enterprise Group, Inc.	66,172	2,161
	SCANA Corp.	18,300	899
	Sempra Energy	29,502	2,412
	Southern Co.	114,000	5,031
	TECO Energy, Inc.	26,700	459
	Wisconsin Energy Corp.	29,900	1,226
	Xcel Energy, Inc.	65,120	1,845

	Total		62,081

	Total Common Stocks
	(Cost: $1,248,165)		1,874,023

	Short-Term Investments (1.2%)

	Commercial Paper (1.2%)
	Alpine Securitization, 0.15%, 7/24/13	5,000,000	4,999
	Darden Restaurants, Inc., 0.14%, 7/1/13	6,700,000	6,700
(b)	Federal National Mortgage Association, 0.07%, 8/22/13	2,000,000	2,000
	John Deere Bank SA, 0.09%, 7/17/13	5,000,000	5,000

Short-Term Investments (1.2%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper continuted
Roche Holdings, Inc., 0.09%, 7/18/13	5,000,000	5,00\0

Total		23,699

Total Short-Term Investments
(Cost: $23,699)		23,699

Total Investments (99.9%)
(Cost: $1,271,864)(a)		1,897,722

Other Assets, Less Liabilities (0.1%)		1,827

Net Assets (100.0%)		1,899,549

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio	15

Index 500 Stock Portfolio

*	Non-Income Producing

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $1,271,864 and the net unrealized appreciation of investments based on that cost was $625,858 which is comprised of $746,053 aggregate gross unrealized appreciation and $120,195 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2013, $24,253)	295	9/13	$(664)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$1,874,023	$-	$-
Short-Term Investments	-	23,699	-
Liabilities:
Other Financial Instruments^
Futures	(664)	-	-
Total	$1,873,359	$23,699	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

16	Index 500 Stock Portfolio

Large Company Value Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,160.91	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$3.96

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Company Value Portfolio	17

Large Company Value Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (6.8%)
	Autoliv, Inc.	2,770	215
	Carnival Corp.	19,660	674
	CBS Corp. - Class B	10,070	492
	Comcast Corp. - Class A	15,090	632
	Ford Motor Co.	84,250	1,303
	Lowe’s Cos., Inc.	9,260	379
	Macy’s, Inc.	14,440	693
	Target Corp.	15,050	1,036
	Time Warner Cable, Inc.	4,640	522
	Time Warner, Inc.	21,630	1,251

	Total		7,197

	Consumer Staples (6.5%)
	Altria Group, Inc.	10,490	367
	CVS Caremark Corp.	20,230	1,157
	The Kroger Co.	18,580	642
	Mondelez International, Inc.	12,090	345
	PepsiCo, Inc.	3,880	317
	The Procter & Gamble Co.	38,920	2,997
	Wal-Mart Stores, Inc.	13,240	986

	Total		6,811

	Energy (15.6%)
	Apache Corp.	15,170	1,272
	Baker Hughes, Inc.	14,620	674
	Chevron Corp.	29,310	3,469
	Exxon Mobil Corp.	64,410	5,819
	Marathon Petroleum Corp.	5,340	379
	National Oilwell Varco, Inc.	19,270	1,328
	Occidental Petroleum Corp.	18,400	1,642
	Schlumberger, Ltd.	11,040	791
	Total SA, ADR	21,080	1,027

	Total		16,401

	Financials (26.9%)
	The Allstate Corp.	21,860	1,052
*	American International Group, Inc.	22,470	1,004
	Ameriprise Financial, Inc.	12,770	1,033
	Bank of America Corp.	92,840	1,194
	The Bank of New York Mellon Corp.	21,720	609
*	Berkshire Hathaway, Inc. - Class B	16,300	1,824
	BlackRock, Inc.	3,820	981
	Capital One Financial Corp.	11,750	738
	The Chubb Corp.	4,720	400
	Citigroup, Inc.	53,180	2,551
	The Goldman Sachs Group, Inc.	9,030	1,366
	JPMorgan Chase & Co.	72,450	3,825
	KeyCorp	31,570	348
	Loews Corp.	15,170	673
	MetLife, Inc.	31,800	1,455

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Morgan Stanley	14,520	355
	PNC Financial Services Group, Inc.	21,860	1,594
	Principal Financial Group, Inc.	14,890	558
	Prudential Financial, Inc.	13,240	967
	The Travelers Cos., Inc.	11,270	901
	U.S. Bancorp	48,290	1,746
	Wells Fargo & Co.	77,620	3,203

	Total		28,377

	Health Care (14.0%)
	Abbott Laboratories	33,440	1,166
	Aetna, Inc.	12,900	820
	Amgen, Inc.	2,640	260
*	Gilead Sciences, Inc.	5,650	289
	Johnson & Johnson	40,470	3,475
	Medtronic, Inc.	32,380	1,667
	Merck & Co., Inc.	53,990	2,508
	Pfizer, Inc.	110,650	3,099
	Quest Diagnostics, Inc.	7,820	474
	WellPoint, Inc.	11,840	969

	Total		14,727

	Industrials (9.1%)
	The ADT Corp.	12,390	494
	Avery Dennison Corp.	4,120	176
	Dover Corp.	4,060	315
	Eaton Corp. PLC	13,400	882
	General Dynamics Corp.	6,470	507
	General Electric Co.	169,880	3,940
	Honeywell International, Inc.	6,030	478
	Ingersoll-Rand PLC	5,900	328
	PACCAR, Inc.	12,790	686
	Raytheon Co.	11,040	730
	Southwest Airlines Co.	29,050	374
	Textron, Inc.	14,050	366
	Tyco International, Ltd.	11,300	372

	Total		9,648

	Information Technology (9.9%)
	Apple, Inc.	1,860	737
	Applied Materials, Inc.	39,710	592
	Cisco Systems, Inc.	115,850	2,816
	Intel Corp.	90,010	2,180
	Microsoft Corp.	44,470	1,536
*	NetApp, Inc.	18,530	700
	Oracle Corp.	35,300	1,084
	Qualcomm, Inc.	12,260	749

	Total		10,394

	Materials (2.5%)
	E.I. du Pont de Nemours and Co.	4,370	229
	Freeport-McMoRan Copper & Gold, Inc.	31,200	862

	Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	International Paper Co.	13,690	607
	LyondellBasell Industries NV - Class A	8,000	530
	Nucor Corp.	8,730	378

	Total		2,606

	Telecommunication Services (2.9%)
	AT&T, Inc.	57,800	2,046
	CenturyLink, Inc.	22,000	778
	Verizon Communications, Inc.	3,900	196

	Total		3,020

	Utilities (3.7%)
	American Electric Power Co., Inc.	13,470	603
	Exelon Corp.	5,370	166
	NV Energy, Inc.	24,200	568
	PG&E Corp.	13,680	625
	Pinnacle West Capital Corp.	9,880	548
	PPL Corp.	21,690	656
	Xcel Energy, Inc.	25,710	729

	Total		3,895

	Total Common Stocks
	(Cost: $83,462)		103,076

	Foreign Common Stocks (0.9%)

	Energy (0.9%)
	Royal Dutch Shell PLC - Class A	29,696	949

	Total Foreign Common Stocks
	(Cost: $1,023)		949

	Short-Term Investments (1.2%)

	Commercial Paper (1.2%)
	Federal Home Loan Bank, 0.00%, 7/1/13	1,251,000	1,251

	Total		1,251

	Money Market Funds (0.0%)
(m)	JPMorgan Money Market Fund	434	-

	Total		-

	Total Short-Term Investments
	(Cost: $1,251)		1,251

	Total Investments (100.0%)
	(Cost: $85,736)(a)		105,276

	Other Assets, Less Liabilities (0.0%)		27

	Net Assets (100.0%)		105,303

The Accompanying Notes are an Integral Part of the Financial Statements.

18	Large Company Value Portfolio

Large Company Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $85,736 and the net unrealized appreciation of investments based on that cost was $19,540 which is comprised of $20,106 aggregate gross unrealized appreciation and $566 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on June 30, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA	EUR	1,257	7/13	$9	$-	$9

					$9	$-	$9

EUR — Euro

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$103,076		$-	$-
Foreign Common Stocks	949		-	-
Short-Term Investments	-	(m)	1,251	-
Other Financial Instruments^
Forward Currency Contracts	-		9	-
Total	$104,025		$1,260	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio	19

Domestic Equity Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,167.86	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	$2.86

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

20	Domestic Equity Portfolio

Domestic Equity Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (6.0%)
Johnson Controls, Inc.	367,200	13,142
Lowe’s Cos., Inc.	332,000	13,579

Total		26,721

Consumer Staples (12.2%)
Archer-Daniels-Midland Co.	398,500	13,513
CVS Caremark Corp.	227,500	13,008
Kraft Foods Group, Inc.	262,566	14,670
Mondelez International, Inc.	451,700	12,887

Total		54,078

Energy (15.0%)
Chevron Corp.	112,846	13,354
ConocoPhillips	221,400	13,395
Halliburton Co.	319,300	13,321
Marathon Oil Corp.	386,300	13,358
Occidental Petroleum Corp.	148,500	13,251

Total		66,679

Financials (11.9%)
The Allstate Corp.	274,100	13,190
The Bank of New York Mellon Corp.	462,600	12,976
Marsh & McLennan Cos., Inc.	334,600	13,357
The Travelers Cos., Inc.	165,000	13,187

Total		52,710

Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)

Health Care (18.2%)
Baxter International, Inc.	193,900	13,431
Cardinal Health, Inc.	295,500	13,948
Johnson & Johnson	157,200	13,497
Merck & Co., Inc.	285,400	13,257
Pfizer, Inc.	462,500	12,955
Quest Diagnostics, Inc.	227,900	13,817

Total		80,905

Industrials (9.4%)
Northrop Grumman Corp.	173,100	14,333
Raytheon Co.	211,400	13,978
Waste Management, Inc.	329,300	13,280

Total		41,591

Information Technology (12.6%)
Cisco Systems, Inc.	642,600	15,622
Intel Corp.	599,800	14,527
Motorola Solutions, Inc.	204,100	11,783
Xerox Corp.	1,559,700	14,146

Total		56,078

Materials (3.1%)
E.I. du Pont de Nemours and Co.	263,300	13,823

Total		13,823

Telecommunication Services (5.8%)
AT&T, Inc.	363,500	12,868
Verizon Communications, Inc.	257,100	12,942

Total		25,810

Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)

Utilities (3.0%)
Edison International	276,700	13,326

Total		13,326

Total Common Stocks
(Cost: $372,439)		431,721

Short-Term Investments (2.6%)

Money Market Funds (2.6%)
JPMorgan U.S. Government Money Market Fund	5,702,785	5,703
JPMorgan U.S. Treasury Plus Money Market Fund	5,702,785	5,703

Total		11,406

Total Short-Term Investments
(Cost: $11,406)		11,406

Total Investments (99.8%)
(Cost: $383,845)(a)		443,127

Other Assets, Less Liabilities (0.2%)		759

Net Assets (100.0%)		443,886

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $383,845 and the net unrealized appreciation of investments based on that cost was $59,282 which is comprised of $59,661 aggregate gross unrealized appreciation and $379 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$431,721	$-	$-
Short-Term Investments	11,406	-	-
Total	$443,127	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio	21

Equity Income Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

A portion of the Portfolio’s assets may be invested in lower quality debt securities, which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,142.22	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

22	Equity Income Portfolio

Equity Income Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.1%)
	Cablevision Systems Corp. - Class A	137,700	2,316
	Carnival Corp.	110,900	3,803
	Comcast Corp. - Class A	62,600	2,622
	Ford Motor Co.	184,700	2,857
	Genuine Parts Co.	36,100	2,818
	Hasbro, Inc.	32,400	1,452
	Johnson Controls, Inc.	78,500	2,810
	Kohl’s Corp.	106,700	5,389
	Macy’s, Inc.	68,800	3,302
*	Madison Square Garden, Inc. - Class A	38,850	2,302
	Mattel, Inc.	122,600	5,555
*	The New York Times Co. - Class A	126,000	1,394
	Staples, Inc.	244,800	3,883
	Tiffany & Co.	4,500	328
	Time Warner, Inc.	96,200	5,562
	The Walt Disney Co.	49,200	3,107
	Whirlpool Corp.	4,400	503
	WPP PLC, ADR	5,400	461

	Total		50,464

	Consumer Staples (5.1%)
	Archer-Daniels-Midland Co.	138,300	4,690
	Avon Products, Inc.	187,200	3,937
	Campbell Soup Co.	109,600	4,909
	The Clorox Co.	60,100	4,996
	McCormick & Co., Inc.	31,500	2,216
	PepsiCo, Inc.	55,300	4,523

	Total		25,271

	Energy (13.9%)
	Anadarko Petroleum Corp.	58,800	5,053
	Apache Corp.	97,500	8,173
	BP PLC, ADR	60,600	2,530
	Chevron Corp.	99,600	11,787
	ConocoPhillips	30,900	1,870
	CONSOL Energy, Inc.	101,600	2,753
	Diamond Offshore Drilling, Inc.	50,800	3,495
	Exxon Mobil Corp.	107,900	9,749
	Hess Corp.	74,300	4,940
	Murphy Oil Corp.	85,600	5,212
	Petroleo Brasileiro SA, ADR	148,500	1,993
	Royal Dutch Shell PLC - Class A, ADR	108,000	6,890
	Schlumberger, Ltd.	60,500	4,335
	Talisman Energy, Inc.	64,600	738

	Total		69,518

	Financials (20.7%)
	The Allstate Corp.	111,400	5,360
	American Express Co.	86,800	6,489
	Bank of America Corp.	486,423	6,255

	Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Bank of New York Mellon Corp.	66,600	1,868
	Capital One Financial Corp.	52,200	3,279
	The Chubb Corp.	27,100	2,294
	JPMorgan Chase & Co.	265,088	13,994
	Legg Mason, Inc.	116,900	3,625
	Lincoln National Corp.	80,476	2,935
	Loews Corp.	37,100	1,647
	Marsh & McLennan Cos., Inc.	141,500	5,649
	McGraw Hill Financial, Inc.	71,400	3,798
	Northern Trust Corp.	83,500	4,835
	Och-Ziff Capital Management Group - Class A	58,400	610
	PNC Financial Services Group, Inc.	92,800	6,767
	Regions Financial Corp.	204,400	1,948
	SLM Corp.	88,700	2,028
	Sun Life Financial, Inc.	61,500	1,821
	SunTrust Banks, Inc.	140,700	4,442
	U.S. Bancorp	227,300	8,217
	Wells Fargo & Co.	247,300	10,206
	Weyerhaeuser Co.	120,735	3,440
	Willis Group Holdings PLC	55,100	2,247

	Total		103,754

	Health Care (6.3%)
	Agilent Technologies, Inc.	41,600	1,779
	Bristol-Myers Squibb Co.	108,400	4,844
*	Hospira, Inc.	50,800	1,946
	Johnson & Johnson	86,000	7,384
	Merck & Co., Inc.	123,000	5,713
	Pfizer, Inc.	228,126	6,390
	Quest Diagnostics, Inc.	40,600	2,462
	Thermo Fisher Scientific, Inc.	9,300	787

	Total		31,305

	Industrials (13.8%)
	3M Co.	52,000	5,686
	The Boeing Co.	49,500	5,071
	Eaton Corp. PLC	40,670	2,676
	Emerson Electric Co.	94,000	5,127
	General Electric Co.	580,800	13,469
	Honeywell International, Inc.	77,000	6,109
	Illinois Tool Works, Inc.	92,600	6,405
	Joy Global, Inc.	46,400	2,252
	Lockheed Martin Corp.	21,700	2,354
	Masco Corp.	133,400	2,600
	Norfolk Southern Corp.	74,300	5,398
*	United Continental Holdings, Inc.	138,600	4,337
	United Parcel Service, Inc. - Class B	57,900	5,007
*	USG Corp.	57,000	1,314
	Xylem, Inc.	49,500	1,333

	Total		69,138

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio	23

Equity Income Portfolio

	Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (9.1%)
	Analog Devices, Inc.	76,800	3,461
	Apple, Inc.	10,200	4,040
	Applied Materials, Inc.	229,400	3,420
	CA, Inc.	46,200	1,323
	Cisco Systems, Inc.	195,100	4,743
	Computer Sciences Corp.	70,100	3,068
	Corning, Inc.	277,100	3,943
	Dell, Inc.	306,300	4,089
	Harris Corp.	82,900	4,083
	Hewlett-Packard Co.	24,900	618
	Microsoft Corp.	202,300	6,985
*	Nokia Corp. OYJ, ADR	264,100	988
	Texas Instruments, Inc.	88,400	3,082
	Western Union Co.	111,400	1,906

	Total		45,749

	Materials (4.2%)
	Cliffs Natural Resources, Inc.	39,100	635
	E.I. du Pont de Nemours and Co.	48,600	2,552
	International Paper Co.	149,300	6,616
	MeadWestvaco Corp.	73,500	2,507
	Newmont Mining Corp.	58,700	1,758
	Nucor Corp.	92,500	4,007
	Vulcan Materials Co.	65,400	3,166

	Total		21,241

	Telecommunication Services (3.0%)
	AT&T, Inc.	218,435	7,733
	CenturyLink, Inc.	76,390	2,700
	Verizon Communications, Inc.	93,000	4,682

	Total		15,115

	Utilities (5.6%)
	The AES Corp.	139,200	1,669
	Duke Energy Corp.	87,100	5,879
	Entergy Corp.	71,600	4,989
	Exelon Corp.	129,400	3,996
	FirstEnergy Corp.	68,600	2,561
	NiSource, Inc.	181,200	5,190
	TECO Energy, Inc.	26,800	461
	Xcel Energy, Inc.	107,000	3,032

	Total		27,777

	Total Common Stocks
	(Cost: $379,999)		459,332

Foreign Common Stocks (0.8%)	Country

Consumer Discretionary (0.2%)
WPP PLC	United Kingdom	57,461	981

Total			981

	Foreign Common Stocks (0.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (0.6%)
*	Telefonica SA	Spain	104,542	1,340
	Vodafone Group PLC	United Kingdom	578,309	1,652

	Total			2,992

	Total Foreign Common Stocks
	(Cost: $3,860)			3,973

	Preferred Stocks (0.6%)

	Consumer Discretionary (0.6%)
	General Motors Co., Series B, 4.75%, 12/1/13		61,800	2,976

	Total			2,976

	Financials (0.0%)
*	Weyerhaeuser Co., 6.375%, 7/1/16		4,800	245

	Total			245

	Total Preferred Stocks
	(Cost: $3,152)			3,221

	Short-Term Investments (6.9%)

	Money Market Funds (6.9%)
	T. Rowe Price Reserve Investment Fund		34,787,642	34,788

	Total			34,788

	Total Short-Term Investments
	(Cost: $34,788)			34,788

	Total Investments (100.1%)
	(Cost: $421,799)(a)			501,314

	Other Assets, Less Liabilities (-0.1%)			(709)

	Net Assets (100.0%)			500,605

The Accompanying Notes are an Integral Part of the Financial Statements.

24	Equity Income Portfolio

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $421,799 and the net unrealized appreciation of investments based on that cost was $79,515 which is comprised of $94,874 aggregate gross unrealized appreciation and $15,359 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$459,332	$-	$-
Foreign Common Stocks	3,973	-	-
Preferred Stocks	3,221	-	-
Short-Term Investments	34,788	-	-
Total	$501,314	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio	25

Mid Cap Growth Stock Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,104.84	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

26	Mid Cap Growth Stock Portfolio

Mid Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Common Stocks (93.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (22.4%)
*	Bed Bath & Beyond, Inc.	136,223	9,658
*	BorgWarner, Inc.	216,300	18,634
	Chico’s FAS, Inc.	395,001	6,739
*	Chipotle Mexican Grill, Inc.	12,100	4,409
	Dick’s Sporting Goods, Inc.	131,300	6,573
*	Discovery Communications, Inc. - Class A	87,600	6,764
	The Gap, Inc.	155,300	6,481
*	Liberty Global PLC - Class A	210,600	15,601
*	LKQ Corp.	415,300	10,694
	Macy’s, Inc.	287,700	13,810
	Marriott International, Inc. - Class A	209,600	8,461
	Mattel, Inc.	243,300	11,024
*	O’Reilly Automotive, Inc.	141,260	15,909
*	Penn National Gaming, Inc.	149,900	7,924
	Polaris Industries, Inc.	182,500	17,337
	Ralph Lauren Corp.	40,800	7,088
	Ross Stores, Inc.	183,200	11,873
	Scripps Networks Interactive - Class A	128,900	8,605
	Starwood Hotels & Resorts Worldwide, Inc.	61,200	3,867
	Wynn Resorts, Ltd.	51,200	6,554

	Total		198,005

	Consumer Staples (6.3%)
	Beam, Inc.	175,400	11,069
	Church & Dwight Co., Inc.	219,100	13,521
	The J.M. Smucker Co.	84,700	8,737
	McCormick & Co., Inc.	125,400	8,823
	Mead Johnson Nutrition Co.	164,900	13,065

	Total		55,215

	Energy (5.1%)
*	Cameron International Corp.	63,800	3,902
*	Concho Resources, Inc.	128,400	10,750
*	FMC Technologies, Inc.	189,000	10,523
	Noble Energy, Inc.	186,800	11,215
*	Southwestern Energy Co.	127,800	4,669
*	Superior Energy Services, Inc.	162,200	4,207

	Total		45,266

	Financials (8.4%)
*	CBRE Group, Inc.	560,200	13,086
	Corrections Corp. of America	553,309	18,741
*	IntercontinentalExchange, Inc.	50,283	8,938
	Lazard, Ltd. - Class A	144,300	4,639
	Moody’s Corp.	221,500	13,496
	Raymond James Financial, Inc.	234,600	10,083

	Common Stocks (93.2%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	T. Rowe Price Group, Inc.	66,800	4,887

	Total		73,870

	Health Care (12.4%)
	Agilent Technologies, Inc.	134,800	5,764
*	Alexion Pharmaceuticals, Inc.	62,300	5,746
	AmerisourceBergen Corp.	245,400	13,701
*	Catamaran Corp.	189,300	9,223
*	Cerner Corp.	106,300	10,214
*	DaVita HealthCare Partners, Inc.	95,150	11,494
*	Express Scripts Holding Co.	79,700	4,917
*	IDEXX Laboratories, Inc.	126,612	11,367
*	Mettler-Toledo International, Inc.	56,300	11,328
*	Mylan, Inc.	131,900	4,093
	Perrigo Co.	84,500	10,224
*	Regeneron Pharmaceuticals, Inc.	22,300	5,015
*	Vertex Pharmaceuticals, Inc.	77,500	6,190

	Total		109,276

	Industrials (15.9%)
*	B/E Aerospace, Inc.	244,300	15,410
	Cummins, Inc.	64,546	7,001
	Dover Corp.	121,100	9,405
	Fluor Corp.	46,400	2,752
	Fortune Brands Home & Security, Inc.	249,900	9,681
	Graco, Inc.	188,000	11,883
	Ingersoll-Rand PLC	100,500	5,580
	Kansas City Southern	111,600	11,825
	Knight Transportation, Inc.	434,000	7,300
	MSC Industrial Direct Co., Inc. - Class A	93,700	7,258
*	Owens Corning, Inc.	219,300	8,570
	Regal-Beloit Corp.	87,458	5,671
	Robert Half International, Inc.	387,900	12,890
	Rockwell Collins, Inc.	95,200	6,037
	Roper Industries, Inc.	73,300	9,105
*	WESCO International, Inc.	151,160	10,273

	Total		140,641

	Information Technology (15.4%)
*	Alliance Data Systems Corp.	108,700	19,678
	Amphenol Corp. - Class A	95,700	7,459
*	Aruba Networks, Inc.	203,500	3,126
	Avago Technologies, Ltd.	266,000	9,943
*	Citrix Systems, Inc.	109,600	6,612
*	F5 Networks, Inc.	93,100	6,405
*	Fortinet, Inc.	288,100	5,042
	Global Payments, Inc.	258,400	11,969
*	Informatica Corp.	181,700	6,356
	Intuit, Inc.	67,600	4,126

	Common Stocks (93.2%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Maxim Integrated Products, Inc.	193,700	5,381
*	NetApp, Inc.	140,600	5,312
*	NetSuite, Inc.	41,500	3,807
*	Red Hat, Inc.	102,100	4,882
*	ServiceNow, Inc.	59,069	2,386
	Symantec Corp.	196,900	4,424
*	Teradata Corp.	126,500	6,354
*	VeriFone Systems, Inc.	169,000	2,841
	Western Digital Corp.	65,100	4,042
	Xilinx, Inc.	214,200	8,485
*	Zebra Technologies Corp. - Class A	169,500	7,363

	Total		135,993

	Materials (4.6%)
	Airgas, Inc.	91,237	8,709
	Ball Corp.	114,300	4,748
	CF Industries Holdings, Inc.	38,700	6,637
*	Crown Holdings, Inc.	98,250	4,041
	PPG Industries, Inc.	78,400	11,479
	Westlake Chemical Corp.	53,600	5,168

	Total		40,782

	Telecommunication Services (2.7%)
*	SBA Communications Corp. - Class A	319,600	23,689

	Total		23,689

	Total Common Stocks
	(Cost: $674,827)		822,737

	Investment Companies (4.0%)

	Investment Companies (4.0%)
	SPDR S&P MidCap 400 ETF Trust	167,100	35,154

	Total		35,154

	Total Investment Companies
	(Cost: $36,108)		35,154

	Total Investments (97.2%)
	(Cost: $710,935)(a)		857,891

	Other Assets, Less Liabilities (2.8%)		24,492

	Net Assets (100.0%)		882,383

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio	27

Mid Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $710,935 and the net unrealized appreciation of investments based on that cost was $146,956 which is comprised of $163,867 aggregate gross unrealized appreciation and $16,911 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$822,737	$-	$-
Investment Companies	35,154	-	-
Total	$857,891	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

28	Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in derivative instruments such as futures and, to a lesser extent, swap agreements to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,144.01	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	$1.40

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.28%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 400 Stock Portfolio	29

Index 400 Stock Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.1%)
	Aaron’s, Inc.	27,620	774
	Advance Auto Parts, Inc.	28,650	2,325
*	Aeropostale, Inc.	30,740	424
*	AMC Networks, Inc. - Class A	22,620	1,480
	American Eagle Outfitters, Inc.	68,690	1,254
*	Ann, Inc.	18,470	613
*	Apollo Group, Inc. - Class A	39,930	708
*	Ascena Retail Group, Inc.	49,890	871
*	Bally Technologies, Inc.	15,130	854
*	Barnes & Noble, Inc.	14,780	236
*	Big Lots, Inc.	22,810	719
	Bob Evans Farms, Inc.	10,920	513
	Brinker International, Inc.	27,640	1,090
*	Cabela’s, Inc.	18,210	1,179
	Carter’s, Inc.	19,960	1,478
	The Cheesecake Factory, Inc.	19,430	814
	Chico’s FAS, Inc.	63,560	1,084
	Cinemark Holdings, Inc.	39,860	1,113
*	CST Brands, Inc.	23,630	728
*	Deckers Outdoor Corp.	13,500	682
	DeVry, Inc.	22,170	688
	Dick’s Sporting Goods, Inc.	39,250	1,965
	Domino’s Pizza, Inc.	22,040	1,282
*	DreamWorks Animation SKG, Inc. - Class A	27,860	715
	Foot Locker, Inc.	58,810	2,066
	Gentex Corp.	56,250	1,297
	Guess?, Inc.	23,930	742
	Hanesbrands, Inc.	38,610	1,985
	HSN, Inc.	14,010	753
	International Speedway Corp. - Class A	10,000	315
*	Jarden Corp.	39,590	1,732
	John Wiley & Sons, Inc. - Class A	18,120	726
	KB Home	32,090	630
*	Lamar Advertising Co. - Class A	21,790	946
*	Life Time Fitness, Inc.	15,520	778
*	LKQ Corp.	116,980	3,012
	M.D.C. Holdings, Inc.	15,320	498
	Matthews International Corp. - Class A	10,820	408
	Meredith Corp.	14,120	673
*	Mohawk Industries, Inc.	23,850	2,683
*	The New York Times Co. - Class A	47,830	529
*	NVR, Inc.	1,830	1,687
*	Office Depot, Inc.	112,080	434
*	Panera Bread Co. - Class A	10,970	2,040
	Polaris Industries, Inc.	25,050	2,380

	Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Regis Corp.	22,200	364
	Rent-A-Center, Inc.	22,660	851
*	Saks, Inc.	39,420	538
	Scholastic Corp.	10,370	304
*	Scientific Games Corp. - Class A	20,650	232
	Service Corp. International	82,930	1,495
	Signet Jewelers, Ltd.	31,680	2,136
	Sotheby’s	26,750	1,014
	Strayer Education, Inc.	4,240	207
*	Tempur-Pedic International, Inc.	23,640	1,038
	Thor Industries, Inc.	17,250	848
*	Toll Brothers, Inc.	59,030	1,926
	Tractor Supply Co.	27,340	3,215
	Tupperware Brands Corp.	20,720	1,610
*	Under Armour, Inc.	30,460	1,819
	Valassis Communications, Inc.	15,210	374
	The Wendy’s Co.	110,960	647
	Williams-Sonoma, Inc.	33,680	1,882
*	WMS Industries, Inc.	21,480	548

	Total		70,951

	Consumer Staples (4.1%)
	Church & Dwight Co., Inc.	54,140	3,341
*	Dean Foods Co.	73,130	733
	Energizer Holdings, Inc.	24,380	2,450
	Flowers Foods, Inc.	67,420	1,487
*	Green Mountain Coffee Roasters, Inc.	48,510	3,641
	Harris Teeter Supermarkets, Inc.	19,380	908
	Hillshire Brands Co.	48,220	1,595
	Ingredion, Inc.	30,350	1,991
	Lancaster Colony Corp.	7,600	593
*	Post Holdings, Inc.	12,800	559
*	Smithfield Foods, Inc.	48,990	1,604
	SUPERVALU, INC.	78,580	489
	Tootsie Roll Industries, Inc.	8,200	261
*	United Natural Foods, Inc.	19,320	1,043
	Universal Corp.	9,140	529
*	WhiteWave Food Co. Class A	54,220	881

	Total		22,105

	Energy (5.0%)
*	Alpha Natural Resources, Inc.	86,720	454
	Arch Coal, Inc.	83,150	314
*	Atwood Oceanics, Inc.	22,430	1,168
*	Bill Barrett Corp.	19,110	386
	CARBO Ceramics, Inc.	7,700	519
	Cimarex Energy Co.	33,870	2,201

	Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Dresser-Rand Group, Inc.	29,840	1,790
*	Dril-Quip, Inc.	14,310	1,292
	Energen Corp.	28,290	1,478
*	Helix Energy Solutions Group, Inc.	38,600	889
	HollyFrontier Corp.	79,660	3,408
	Oceaneering International, Inc.	42,390	3,061
*	Oil States International, Inc.	21,530	1,995
	Patterson-UTI Energy, Inc.	57,360	1,110
*	Rosetta Resources, Inc.	23,930	1,018
	SM Energy Co.	25,960	1,557
*	Superior Energy Services, Inc.	62,520	1,622
	Tidewater, Inc.	19,390	1,105
*	Unit Corp.	17,110	729
	World Fuel Services Corp.	28,450	1,137

	Total		27,233

	Financials (22.3%)
*	Affiliated Managers Group, Inc.	20,660	3,387
*	Alexander & Baldwin, Inc.	16,860	670
	Alexandria Real Estate Equities, Inc.	27,590	1,813
*	Alleghany Corp.	6,600	2,530
	American Campus Communities, Inc.	41,050	1,669
	American Financial Group, Inc.	29,590	1,447
	Apollo Investment Corp.	88,040	681
	Arthur J. Gallagher & Co.	49,660	2,170
	Aspen Insurance Holdings, Ltd.	26,690	990
	Associated Banc-Corp.	65,700	1,022
	Astoria Financial Corp.	32,150	347
	BancorpSouth, Inc.	32,810	581
	Bank of Hawaii Corp.	17,570	884
	BioMed Realty Trust, Inc.	72,990	1,477
	BRE Properties, Inc.	30,190	1,510
	Brown & Brown, Inc.	46,270	1,492
	Camden Property Trust	33,240	2,298
	Cathay General Bancorp	28,730	585
	CBOE Holdings, Inc.	34,190	1,595
	City National Corp.	18,670	1,183
	Commerce Bancshares, Inc.	30,200	1,315
	Corporate Office Properties Trust	33,600	857
	Corrections Corp. of America	45,140	1,529
	Cullen/Frost Bankers, Inc.	23,510	1,570
	Duke Realty Corp.	126,020	1,965
	East West Bancorp, Inc.	53,350	1,467

The Accompanying Notes are an Integral Part of the Financial Statements.

30	Index 400 Stock Portfolio

Index 400 Stock Portfolio

	Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Eaton Vance Corp.	47,560	1,788
	Equity One, Inc.	24,260	549
	Essex Property Trust, Inc.	14,890	2,366
	Everest Re Group, Ltd.	19,580	2,511
	Extra Space Storage, Inc.	40,590	1,702
	Federal Realty Investment Trust	25,560	2,650
	Federated Investors, Inc. - Class B	36,950	1,013
	Fidelity National Financial, Inc. - Class A	83,730	1,994
	First American Financial Corp.	42,380	934
	First Horizon National Corp.	94,500	1,058
	First Niagara Financial Group, Inc.	138,660	1,396
	FirstMerit Corp.	64,930	1,300
	Fulton Financial Corp.	76,450	878
	Greenhill & Co., Inc.	10,270	470
	Hancock Holding Co.	33,250	1,000
	Hanover Insurance Group, Inc.	17,240	844
	HCC Insurance Holdings, Inc.	39,330	1,695
	Highwoods Properties, Inc.	32,180	1,146
	Home Properties, Inc.	20,470	1,338
	Hospitality Properties Trust	54,740	1,439
	International Bancshares Corp.	21,320	481
	Janus Capital Group, Inc.	74,380	633
	Jones Lang LaSalle, Inc.	17,280	1,575
	Kemper Corp.	21,150	724
	Kilroy Realty Corp.	29,520	1,565
	Liberty Property Trust	47,110	1,741
	Mack-Cali Realty Corp.	32,720	801
	Mercury General Corp.	14,200	624
*	MSCI, Inc.	47,290	1,573
	National Retail Properties, Inc.	46,370	1,595
	New York Community Bancorp, Inc.	172,710	2,418
	Old Republic International Corp.	94,570	1,217
	OMEGA Healthcare Investors, Inc.	45,500	1,411
	Potlatch Corp.	15,860	641
	Primerica, Inc.	18,080	677
	Prosperity Bancshares, Inc.	18,420	954
	Protective Life Corp.	30,730	1,180
	Raymond James Financial, Inc.	44,310	1,904
	Rayonier, Inc.	49,370	2,735
	Realty Income Corp.	76,880	3,223
	Regency Centers Corp.	35,890	1,824
	Reinsurance Group of America, Inc.	28,400	1,963

	Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	SEI Investments Co.	52,680	1,498
	Senior Housing Properties Trust	73,680	1,910
*	Signature Bank	18,510	1,537
	SL Green Realty Corp.	35,880	3,164
	StanCorp Financial Group, Inc.	17,340	857
*	SVB Financial Group	17,660	1,471
	Synovus Financial Corp.	310,800	907
	Taubman Centers, Inc.	24,980	1,877
	TCF Financial Corp.	64,170	910
	Trustmark Corp.	26,310	647
	UDR, Inc.	98,230	2,504
	Valley National Bancorp	78,060	739
	W.R. Berkley Corp.	43,170	1,764
	Waddell & Reed Financial, Inc. - Class A	33,670	1,465
	Washington Federal, Inc.	40,820	771
	Webster Financial Corp.	35,360	908
	Weingarten Realty Investors	43,900	1,351
	Westamerica Bancorporation	10,570	483

	Total		121,327

	Health Care (9.1%)
*	Allscripts Healthcare Solutions, Inc.	69,440	899
*	Bio-Rad Laboratories, Inc. - Class A	7,940	891
*	Charles River Laboratories International, Inc.	19,210	788
	Community Health Systems, Inc.	36,930	1,731
	The Cooper Cos., Inc.	19,060	2,269
*	Covance, Inc.	21,890	1,667
*	Endo Pharmaceuticals Holdings, Inc.	43,970	1,618
*	Health Management Associates, Inc. - Class A	101,600	1,597
*	Health Net, Inc.	31,080	989
*	Henry Schein, Inc.	34,140	3,269
	Hill-Rom Holdings, Inc.	23,410	789
*	HMS Holdings Corp.	34,360	801
*	Hologic, Inc.	105,500	2,036
*	IDEXX Laboratories, Inc.	21,200	1,903
*	LifePoint Hospitals, Inc.	18,570	907
*	Mallinckrodt PLC - W/I	22,890	1,040
	Masimo Corp.	20,110	426
*	MEDNAX, Inc.	19,600	1,795
*	Mettler-Toledo International, Inc.	11,830	2,380
	Omnicare, Inc.	41,110	1,961
	Owens & Minor, Inc.	24,810	839
	ResMed, Inc.	55,810	2,519
	STERIS Corp.	23,090	990
	Techne Corp.	13,560	937
	Teleflex, Inc.	16,110	1,248

	Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Thoratec Corp.	22,460	703
*	United Therapeutics Corp.	18,100	1,191
	Universal Health Services, Inc. - Class B	34,940	2,340
*	VCA Antech, Inc.	34,680	905
*	Vertex Pharmaceuticals, Inc.	86,740	6,928
*	WellCare Health Plans, Inc.	17,030	946

	Total		49,302

	Industrials (15.8%)
	Acuity Brands, Inc.	16,780	1,267
*	Aecom Technology Corp.	40,380	1,284
	AGCO Corp.	38,120	1,913
*	Alaska Air Group, Inc.	27,520	1,431
	Alliant Techsystems, Inc.	12,610	1,038
	AMETEK, Inc.	95,410	4,036
*	B/E Aerospace, Inc.	41,030	2,588
	The Brink’s Co.	18,790	479
	Carlisle Cos., Inc.	24,930	1,553
	CLARCOR, Inc.	19,460	1,016
*	Clean Harbors, Inc.	21,110	1,067
	Con-way, Inc.	22,070	860
*	Copart, Inc.	41,770	1,287
	The Corporate Executive Board Co.	13,170	833
	Crane Co.	19,030	1,140
	Deluxe Corp.	19,930	691
	Donaldson Co., Inc.	52,960	1,889
*	Esterline Technologies Corp.	12,250	886
	Exelis, Inc.	73,700	1,016
	Fortune Brands Home & Security, Inc.	64,650	2,505
*	FTI Consulting, Inc.	15,790	519
	Gardner Denver, Inc.	19,280	1,449
	GATX Corp.	18,330	869
	General Cable Corp.	19,490	599
*	Genesee & Wyoming, Inc. - Class A	19,400	1,646
	Graco, Inc.	24,000	1,517
	Granite Construction, Inc.	13,960	415
	Harsco Corp.	31,600	733
	Herman Miller, Inc.	22,870	619
	HNI Corp.	17,810	642
	Hubbell, Inc. - Class B	20,930	2,072
	Huntington Ingalls Industries, Inc.	19,650	1,110
	IDEX Corp.	32,220	1,734
	ITT Corp.	35,220	1,036
	J.B. Hunt Transport Services, Inc.	35,470	2,562
*	JetBlue Airways Corp.	88,420	557
	KBR, Inc.	57,910	1,882
	Kennametal, Inc.	30,850	1,198
*	Kirby Corp.	22,230	1,768
	Landstar System, Inc.	18,240	939
	Lennox International, Inc.	17,960	1,159

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio	31

Index 400 Stock Portfolio

	Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Lincoln Electric Holdings, Inc.	32,490	1,861
	Manpower, Inc.	30,220	1,656
	Matson, Inc.	16,720	418
	Mine Safety Appliances Co.	12,220	569
	MSC Industrial Direct Co., Inc. - Class A	18,350	1,421
	Nordson Corp.	22,140	1,535
*	Oshkosh Corp.	34,470	1,309
	R.R. Donnelley & Sons Co.	71,060	996
	Regal-Beloit Corp.	17,620	1,142
	Rollins, Inc.	25,790	668
	SPX Corp.	18,330	1,319
*	Terex Corp.	43,560	1,146
	The Timken Co.	31,270	1,760
	Towers Watson & Co. - Class A	22,120	1,813
	Trinity Industries, Inc.	31,030	1,193
	Triumph Group, Inc.	20,210	1,600
*	United Rentals, Inc.	36,920	1,843
	URS Corp.	29,730	1,404
	UTI Worldwide, Inc.	40,950	674
	Valmont Industries, Inc.	9,220	1,319
	Wabtec Corp.	37,690	2,014
	Waste Connections, Inc.	48,350	1,989
	Watsco, Inc.	11,630	976
	Werner Enterprises, Inc.	17,510	423
	Woodward, Inc.	23,700	948

	Total		85,800

	Information Technology (14.7%)
*	3D Systems Corp.	36,310	1,594
*	ACI Worldwide, Inc.	15,610	726
*	Acxiom Corp.	28,960	657
	ADTRAN, Inc.	23,220	571
*	Advent Software, Inc.	12,680	445
*	Alliance Data Systems Corp.	19,270	3,488
*	ANSYS, Inc.	36,510	2,669
	AOL, Inc.	30,340	1,107
*	Arrow Electronics, Inc.	41,010	1,634
*	Atmel Corp.	167,920	1,234
*	Avnet, Inc.	53,690	1,804
	Broadridge Financial Solutions, Inc.	47,490	1,262
*	Cadence Design Systems, Inc.	110,870	1,605
*	Ciena Corp.	39,770	772
*	CommVault Systems, Inc.	16,930	1,285
	Compuware Corp.	83,610	865
*	Concur Technologies, Inc.	17,940	1,460
	Convergys Corp.	41,160	717
*	CoreLogic, Inc.	37,410	867
*	Cree, Inc.	46,200	2,950
	Cypress Semiconductor Corp.	53,000	569
	Diebold, Inc.	24,940	840
	DST Systems, Inc.	11,700	764

	Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Equinix, Inc.	19,340	3,573
	FactSet Research Systems, Inc.	15,850	1,616
	Fair Isaac Corp.	14,050	644
*	Fairchild Semiconductor International, Inc.	49,840	688
*	Gartner, Inc.	36,730	2,093
	Global Payments, Inc.	30,310	1,404
*	Informatica Corp.	42,340	1,481
*	Ingram Micro, Inc. - Class A	59,680	1,133
*	Integrated Device Technology, Inc.	57,800	459
	InterDigital, Inc.	16,120	720
*	International Rectifier Corp.	27,210	570
	Intersil Corp. - Class A	49,830	390
*	Itron, Inc.	15,490	657
	Jack Henry & Associates, Inc.	33,740	1,590
	Lender Processing Services, Inc.	33,270	1,076
	Lexmark International, Inc. - Class A	24,690	755
	ManTech International Corp. - Class A	9,310	243
	Mentor Graphics Corp.	37,140	726
*	MICROS Systems, Inc.	30,820	1,330
*	Monster Worldwide, Inc.	45,650	224
	National Instruments Corp.	37,270	1,041
*	NCR Corp.	64,410	2,125
*	NeuStar, Inc. - Class A	25,780	1,255
	Plantronics, Inc.	16,960	745
*	Polycom, Inc.	67,590	712
*	PTC, Inc.	46,840	1,149
*	Rackspace Hosting, Inc.	43,290	1,640
*	RF Micro Devices, Inc.	110,190	590
*	Riverbed Technology, Inc.	64,020	996
*	Rovi Corp.	40,500	925
*	Semtech Corp.	26,440	926
*	Silicon Laboratories, Inc.	15,300	634
*	Skyworks Solutions, Inc.	74,900	1,640
*	Solarwinds, Inc.	24,160	938
	Solera Holdings, Inc.	26,990	1,502
*	SunEdison, Inc.	90,820	742
*	Synopsys, Inc.	60,240	2,154
*	Tech Data Corp.	14,790	696
*	TIBCO Software, Inc.	61,070	1,307
*	Trimble Navigation, Ltd.	100,210	2,606
*	ValueClick, Inc.	28,070	693
*	VeriFone Systems, Inc.	42,520	715
*	Vishay Intertechnology, Inc.	51,760	719
*	WEX, Inc.	15,200	1,166
*	Zebra Technologies Corp. - Class A	19,950	867

	Total		79,740

	Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

	Materials (6.6%)
	Albemarle Corp.	34,410	2,143
	AptarGroup, Inc.	26,130	1,443
	Ashland, Inc.	28,790	2,404
	Cabot Corp.	23,500	879
	Carpenter Technology Corp.	17,350	782
	Commercial Metals Co.	45,790	676
	Compass Minerals International, Inc.	13,050	1,103
	Cytec Industries, Inc.	16,430	1,203
	Domtar Corp.	13,170	876
	Eagle Materials, Inc.	18,420	1,221
	Grief, Inc. - Class A	11,920	628
	Intrepid Potash, Inc.	21,070	401
*	Louisiana-Pacific Corp.	54,600	808
	Martin Marietta Materials, Inc.	17,990	1,771
	Minerals Technologies, Inc.	13,660	565
	NewMarket Corp.	4,180	1,097
	Olin Corp.	31,460	753
	Packaging Corp. of America	38,430	1,882
	Reliance Steel & Aluminum Co.	30,040	1,969
	Rock-Tenn Co. - Class A	28,180	2,815
	Royal Gold, Inc.	25,480	1,072
	RPM International, Inc.	51,910	1,658
	The Scotts Miracle-Gro Co. - Class A	15,230	736
	Sensient Technologies Corp.	19,600	793
	Silgan Holdings, Inc.	17,730	833
	Sonoco Products Co.	39,660	1,371
	Steel Dynamics, Inc.	86,340	1,287
	The Valspar Corp.	32,020	2,071
	Worthington Industries, Inc.	20,890	662

	Total		35,902

	Telecommunication Services (0.5%)
	Telephone and Data Systems, Inc.	39,380	971
*	tw telecom, Inc.	58,890	1,657

	Total		2,628

	Utilities (4.9%)
	Alliant Energy Corp.	43,460	2,191
	Aqua America, Inc.	55,140	1,725
	Atmos Energy Corp.	35,470	1,456
	Black Hills Corp.	17,410	849
	Cleco Corp.	23,680	1,099
	Great Plains Energy, Inc.	60,220	1,357
	Hawaiian Electric Industries, Inc.	38,600	977
	IDACORP, Inc.	19,680	940
	MDU Resources Group, Inc.	73,980	1,917
	National Fuel Gas Co.	32,730	1,897
	NV Energy, Inc.	92,240	2,164

The Accompanying Notes are an Integral Part of the Financial Statements.

32	Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
OGE Energy Corp.	38,830	2,648
PNM Resources, Inc.	31,210	693
Questar Corp.	68,580	1,636
UGI Corp.	44,600	1,744
Vectren Corp.	32,230	1,090
Westar Energy, Inc.	49,710	1,589
WGL Holdings, Inc.	20,260	876

Total		26,848

Total Common Stocks
(Cost: $391,178)		521,836

Short-Term Investments (4.1%)

Commercial Paper (4.1%)
Caterpillar Financial, 0.12%, 7/25/13	5,000,000	4,999
Darden Restaurants, Inc., 0.14%, 7/1/13	5,000,000	5,000

	Short-Term Investments (4.1%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued
(b)	Federal National Mortgage, 0.07%, 8/22/13	2,000,000	2,000
	Govco LLC, 0.17%, 7/17/13	5,000,000	5,000
	Public Service El & Gas, 0.20%, 7/2/13	5,000,000	5,000

	Total		21,999

	Total Short-Term Investments
	(Cost: $21,999)		21,999

	Total Investments (100.2%)
	(Cost: $413,177)(a)		543,835

	Other Assets, Less Liabilities (-0.2%)		(914)

	Net Assets (100.0%)		542,921

*	Non-Income Producing

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $413,177 and the net unrealized appreciation of investments based on that cost was $130,658 which is comprised of $157,913 aggregate gross unrealized appreciation and $27,255 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at June 30, 2013, $22,497)	190	9/13	$(497)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$521,836	$-	$-
Short-Term Investments	-	21,999	-
Liabilities:
Other Financial Instruments^
Futures	(497)	-	-
Total	$521,339	$21,999	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio	33

Mid Cap Value Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks. The value of securities acquired in an IPO may rise or fall more rapidly than investments in more established issuers.

The Portfolio may invest in derivative instruments for cash management strategy or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may engage in active and frequent trading in pursuit of its investment objective. Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio’s performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,152.72	$4.80
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

34	Mid Cap Value Portfolio

Mid Cap Value Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Common Stocks (91.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (6.6%)
	Autoliv, Inc.	12,441	963
*	Bed Bath & Beyond, Inc.	6,618	469
	Carnival Corp.	49,177	1,686
	CEC Entertainment, Inc.	31,281	1,284
	Coach, Inc.	8,848	505
	Hasbro, Inc.	11,126	499
	International Game Technology	92,754	1,550
	International Speedway Corp. - Class A	12,127	382
	Lowe’s Cos., Inc.	75,250	3,078
	Target Corp.	21,746	1,497
	Time Warner Cable, Inc.	10,243	1,152

	Total		13,065

	Consumer Staples (4.7%)
	ConAgra Foods, Inc.	14,281	499
	Dr. Pepper Snapple Group, Inc.	40,233	1,848
	General Mills, Inc.	20,373	988
	Kellogg Co.	19,225	1,235
	Kraft Foods Group, Inc.	7,408	414
	Mondelez International, Inc.	47,390	1,352
	Sysco Corp.	90,497	3,091

	Total		9,427

	Energy (5.7%)
	Apache Corp.	27,682	2,321
	Devon Energy Corp.	36,731	1,906
	Helmerich & Payne, Inc.	21,536	1,345
	Murphy Oil Corp.	27,940	1,701
	Peabody Energy Corp.	20,390	298
*	Southwestern Energy Co.	55,311	2,020
	Spectra Energy Partners LP	5,056	233
	Williams Partners LP	31,487	1,625

	Total		11,449

	Financials (23.2%)
	ACE, Ltd.	16,962	1,518
	The Allstate Corp.	18,254	878
	American Tower Corp.	27,287	1,997
	Annaly Capital Management, Inc.	158,802	1,996
	Aon PLC	15,605	1,004
	Boston Properties, Inc.	4,700	496
	Capitol Federal Financial, Inc.	103,320	1,254
	The Charles Schwab Corp.	77,883	1,653
	The Chubb Corp.	23,810	2,016
	Comerica, Inc.	33,223	1,323
	Commerce Bancshares, Inc.	54,926	2,393
	Cullen/Frost Bankers, Inc.	20,418	1,363
	Federal Realty Investment Trust	9,660	1,002
	Franklin Resources, Inc.	8,928	1,214
	HCC Insurance Holdings, Inc.	39,384	1,698
	KeyCorp	75,331	832

	Common Stocks (91.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Marsh & McLennan Cos., Inc.	44,097	1,760
	Northern Trust Corp.	95,633	5,537
	People’s United Financial, Inc.	171,303	2,552
	Piedmont Office Realty Trust, Inc. - Class A	140,849	2,518
	PNC Financial Services Group, Inc.	33,413	2,437
	Reinsurance Group of America, Inc.	29,368	2,030
	State Street Corp.	11,846	773
	SunTrust Banks, Inc.	37,472	1,183
	Symetra Financial Corp.	73,589	1,177
	The Travelers Cos., Inc.	13,906	1,111
	Unum Group	40,143	1,179
	Westamerica Bancorporation	33,671	1,538

	Total		46,432

	Health Care (13.4%)
	Agilent Technologies, Inc.	58,265	2,491
	Becton, Dickinson and Co.	15,302	1,512
*	Boston Scientific Corp.	123,357	1,144
*	CareFusion Corp.	76,151	2,806
	CIGNA Corp.	12,248	888
*	Hospira, Inc.	52,584	2,014
	Humana, Inc.	19,860	1,676
*	LifePoint Hospitals, Inc.	47,985	2,344
*	Mallinckrodt PLC - W/I	6,690	304
	Medtronic, Inc.	38,495	1,981
	Patterson Cos., Inc.	39,388	1,481
	Quest Diagnostics, Inc.	28,398	1,722
	STERIS Corp.	27,674	1,187
	Stryker Corp.	39,944	2,584
*	Varian Medical Systems, Inc.	8,680	585
*	Zimmer Holdings, Inc.	28,518	2,137

	Total		26,856

	Industrials (15.7%)
	ABB, Ltd., ADR	60,274	1,306
	The ADT Corp.	86,882	3,462
	Brady Corp. - Class A	24,137	742
	Corrections Corp. of America	59,176	2,004
	General Dynamics Corp.	34,301	2,687
	Heartland Express, Inc.	137,478	1,907
	ITT Corp.	4	-	(m)
	Kaydon Corp.	45,165	1,244
	Northrop Grumman Corp.	24,801	2,054
	Raytheon Co.	26,363	1,743
	Regal-Beloit Corp.	13,680	887
	Republic Services, Inc.	197,254	6,695
	Rockwell Automation, Inc.	12,810	1,065
	Southwest Airlines Co.	97,978	1,263
	Tyco International, Ltd.	77,161	2,542
	Waste Management, Inc.	24,953	1,006
	Woodward, Inc.	19,755	790

	Total		31,397

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio	35

Mid Cap Value Portfolio

	Common Stocks (91.7%)		Shares/ $ Par	Value $ (000’s)

	Information Technology (6.8%)
	Analog Devices, Inc.		14,426	650
	Applied Materials, Inc.		167,629	2,499
	Avago Technologies, Ltd.		26,990	1,009
	Harris Corp.		4,880	240
	KLA-Tencor Corp.		17,445	972
	Maxim Integrated Products, Inc.		20,400	567
	Microchip Technology, Inc.		27,824	1,037
	Molex, Inc. - Class A		40,733	1,013
*	SanDisk Corp.		11,517	704
	TE Connectivity, Ltd.		33,387	1,520
*	Teradyne, Inc.		120,375	2,115
	Western Digital Corp.		19,379	1,203

	Total			13,529

	Materials (3.2%)
	Bemis Co., Inc.		34,979	1,369
	Newmont Mining Corp.		72,927	2,184
	Nucor Corp.		34,419	1,491
	Sonoco Products Co.		35,957	1,243

	Total			6,287

	Telecommunication Services (1.7%)
	CenturyLink, Inc.		54,817	1,938
*	tw telecom, Inc.		53,631	1,509

	Total			3,447

	Utilities (10.7%)
	AGL Resources, Inc.		55,943	2,398
	Consolidated Edison, Inc.		34,440	2,008
	The Empire District Electric Co.		64,109	1,430
	Great Plains Energy, Inc.		136,905	3,086
	IDACORP, Inc.		17,544	838
	The Laclede Group, Inc.		35,238	1,609
	Northeast Utilities		20,583	865
	NV Energy, Inc.		29,772	698
	PG&E Corp.		53,259	2,436
	Portland General Electric Co.		51,727	1,582
	Westar Energy, Inc.		77,814	2,487
	Xcel Energy, Inc.		71,483	2,026

	Total			21,463

	Total Common Stocks
	(Cost: $160,319)			183,352

	Foreign Common Stocks (4.3%)	Country

	Energy (2.5%)
	Imperial Oil, Ltd.	Canada	129,710	4,952

	Total			4,952

	Industrials (1.3%)
	Royal Philips Electronics NV	Netherlands	95,071	2,592

	Total			2,592

Foreign Common Stocks (4.3%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (0.5%)
Rogers Communications, Inc. - Class B	Canada	27,217	1,066

Total			1,066

Total Foreign Common Stocks
(Cost: $9,237)			8,610

Investment Companies (3.0%)

Investment Companies (3.0%)
iShares Russell Midcap Value Index Fund		103,311	5,984

Total			5,984

Total Investment Companies
(Cost: $5,279)			5,984

Short-Term Investments (1.2%)

Commercial Paper (1.2%)
Federal Home Loan Bank, 0.01%, 7/1/13		2,490,000	2,490

Total			2,490

Money Market Funds (0.0%)
JPMorgan Money Market Fund		765	1

Total			1

Total Short-Term Investments
(Cost: $2,491)			2,491

Total Investments (100.2%)
(Cost: $177,326)(a)			200,437

Other Assets, Less Liabilities (-0.2%)			(411)

Net Assets (100.0%)			200,026

The Accompanying Notes are an Integral Part of the Financial Statements.

36	Mid Cap Value Portfolio

Mid Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $177,326 and the net unrealized appreciation of investments based on that cost was $23,111 which is comprised of $26,061 aggregate gross unrealized appreciation and $2,950 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on June 30, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA	CAD	5,344	7/13	$7	$-	$7
Sell	HSBC Bank USA	CHF	1,031	7/13	7	-	7
Sell	HSBC Bank USA	EUR	1,713	7/13	12	-	12

					$26	$-	$26

CAD — Canadian Dollar

CHF — CHF

EUR — Euro

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$183,352	$-	$-
Foreign Common Stocks	8,610	-	-
Investment Companies	5,984	-	-
Short-Term Investments	1	2,490	-
Other Financial Instruments^
Forward Currency Contracts	-	26	-
Total	$197,947	$2,516	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio	37

Small Cap Growth Stock Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in derivative instruments as a cash management strategy. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may engage in active and frequent trading in pursuit of its investment objective. Active and frequent trading may cause higher brokerage expenses and other transaction costs which may adversely affect the Portfolio’s performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,147.18	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$2.96

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

38	Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Common Stocks (87.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.1%)
*	Bally Technologies, Inc.	79,908	4,508
	Chico’s FAS, Inc.	195,300	3,332
*	Chuy’s Holdings, Inc.	71,700	2,749
*	G-III Apparel Group, Ltd.	67,200	3,234
*	Grand Canyon Education, Inc.	147,903	4,767
	Guess?, Inc.	127,900	3,969
*	Lions Gate Entertainment Corp.	97,800	2,687
*	LKQ Corp.	207,280	5,338
	Monro Muffler Brake, Inc.	54,500	2,619
	Movado Group, Inc.	65,100	2,202
	Penske Automotive Group, Inc.	165,500	5,054
*	SHFL Entertainment, Inc.	157,050	2,781
	Stage Stores, Inc.	169,400	3,981
*	Steven Madden, Ltd.	57,300	2,772

	Total		49,993

	Consumer Staples (3.3%)
	The Andersons, Inc.	49,800	2,649
	B&G Foods, Inc.	96,400	3,282
*	Elizabeth Arden, Inc.	82,350	3,712
*	United Natural Foods, Inc.	73,919	3,991

	Total		13,634

	Energy (5.1%)
*	Approach Resources, Inc.	96,500	2,371
	CARBO Ceramics, Inc.	30,100	2,030
*	Dril-Quip, Inc.	43,450	3,923
	EXCO Resources, Inc.	235,400	1,798
*	Gulfport Energy Corp.	53,900	2,537
*	Hornbeck Offshore Services, Inc.	63,000	3,371
*	Kodiak Oil & Gas Corp.	316,500	2,814
*	Rosetta Resources, Inc.	56,100	2,385

	Total		21,229

	Financials (9.6%)
	Boston Private Financial Holdings, Inc.	391,329	4,164
	CyrusOne, Inc.	156,855	3,253
	East West Bancorp, Inc.	205,650	5,655
	Education Realty Trust, Inc.	254,750	2,606
	Greenhill & Co., Inc.	84,400	3,861
	Healthcare Realty Trust, Inc.	105,150	2,681
	Healthcare Trust of America, Inc. - Class A	239,800	2,693
	Hercules Technology Growth Capital, Inc.	455,028	6,343
	Retail Opportunity Investments Corp.	280,000	3,892
*	Stifel Financial Corp.	125,200	4,466

	Total		39,614

	Common Stocks (87.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care (16.1%)
	Air Methods Corp.	107,400	3,639
*	Akorn, Inc.	195,850	2,648
*	Centene Corp.	97,200	5,099
	Computer Programs and Systems, Inc.	65,100	3,199
*	Cubist Pharmaceuticals, Inc.	93,500	4,516
*	DexCom, Inc.	111,942	2,513
*	Endologix, Inc.	245,592	3,261
*	Exact Sciences Corp.	312,100	4,341
*	Fluidigm Corp.	125,710	2,195
*	MWI Veterinary Supply, Inc.	32,050	3,950
*	Neogen Corp.	82,900	4,606
*	NxStage Medical, Inc.	215,100	3,072
*	Omnicell, Inc.	202,481	4,161
	Owens & Minor, Inc.	135,250	4,575
*	Pharmacyclics, Inc.	49,100	3,902
*	Team Health Holdings, Inc.	87,750	3,604
	U.S. Physical Therapy, Inc.	138,750	3,835
	Universal Health Services, Inc. - Class B	49,100	3,288

	Total		66,404

	Industrials (19.3%)
	Actuant Corp. - Class A	123,750	4,080
*	The Advisory Board Co.	73,800	4,033
*	Beacon Roofing Supply, Inc.	65,900	2,496
	Celadon Group, Inc.	223,050	4,071
*	Chart Industries, Inc.	29,242	2,751
*	DXP Enterprises, Inc.	60,000	3,996
*	Genesee & Wyoming, Inc. - Class A	32,350	2,745
	Graco, Inc.	74,648	4,718
*	Heritage-Crystal Clean, Inc.	126,769	1,852
*	Hexcel Corp.	147,600	5,026
*	Huron Consulting Group, Inc.	105,237	4,866
*	The KEYW Holding Corp.	138,261	1,832
	Lindsay Corp.	44,400	3,329
	The Manitowoc Co., Inc.	129,200	2,314
*	Mistras Group, Inc.	122,450	2,153
*	NCI Building Systems, Inc.	128,433	1,964
*	Oshkosh Corp.	99,900	3,793
*	Performant Financial Corp.	151,250	1,753
	Snap-on, Inc.	60,400	5,399
	Sun Hydraulics Corp.	87,750	2,745
	TransDigm Group, Inc.	24,950	3,911
	Triumph Group, Inc.	28,750	2,276
	Valmont Industries, Inc.	29,950	4,286
*	WESCO International, Inc.	51,080	3,471

	Total		79,860

	Information Technology (20.1%)
*	Aspen Technology, Inc.	147,300	4,241

	Common Stocks (87.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	BroadSoft, Inc.	163,800	4,521
*	Calix, Inc.	238,550	2,409
*	Cardtronics, Inc.	85,500	2,360
*	Cavium, Inc.	87,250	3,086
*	Cornerstone OnDemand, Inc.	84,550	3,660
*	Diodes, Inc.	142,650	3,705
*	ExactTarget, Inc.	117,150	3,950
*	EZchip Semiconductor, Ltd.	120,000	3,239
	FEI Co.	43,900	3,204
*	Finisar Corp.	157,550	2,670
*	Fortinet, Inc.	301,250	5,272
*	InterXion Holding NV	156,786	4,097
	MKS Instruments, Inc.	118,505	3,145
*	Proofpoint, Inc.	126,750	3,071
*	PTC, Inc.	103,900	2,549
*	Skyworks Solutions, Inc.	169,950	3,720
*	SPS Commerce, Inc.	107,100	5,891
*	Synchronoss Technologies, Inc.	152,882	4,719
*	Tangoe, Inc.	354,950	5,477
*	TIBCO Software, Inc.	137,850	2,950
*	The Ultimate Software Group, Inc.	42,000	4,926

	Total		82,862

	Materials (1.7%)
	American Vanguard Corp.	73,300	1,717
	Balchem Corp.	118,300	5,294

	Total		7,011

	Telecommunication Services (0.5%)
*	tw telecom, Inc.	69,800	1,964

	Total		1,964

	Total Common Stocks
	(Cost: $304,436)		362,571

	Investment Companies (9.3%)

	Investment Companies (9.3%)
	iShares Russell 2000 Growth Index Fund	175,250	19,542
	SPDR S&P Biotech ETF	182,900	19,069

	Total		38,611

	Total Investment Companies
	(Cost: $36,994)		38,611

	Total Investments (97.1%)
	(Cost: $341,430)(a)		401,182

	Other Assets, Less Liabilities (2.9%)		12,001

	Net Assets (100.0%)		413,183

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio	39

Small Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $341,430 and the net unrealized appreciation of investments based on that cost was $59,752 which is comprised of $67,501 aggregate gross unrealized appreciation and $7,749 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1– Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$362,571	$-	$-
Investment Companies	38,611	-	-
Total	$401,182	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

40	Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P SmallCap 600” and “Standard & Poor’s SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange-traded funds and derivative instruments such as swap agreements and, to a lesser extent, futures contracts, for cash management purposes and to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,158.89	$1.82
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.34%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 600 Stock Portfolio	41

Index 600 Stock Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Common Stocks (89.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.7%)
	American Greetings Corp. - Class A	4,420	81
*	American Public Education, Inc.	2,439	91
	Arbitron, Inc.	3,698	172
	Arctic Cat, Inc.	1,826	82
	Big 5 Sporting Goods Corp.	2,366	52
*	Biglari Holdings, Inc.	167	69
*	BJ’s Restaurants, Inc.	3,434	127
*	Blue Nile, Inc.	1,717	65
	Blyth, Inc.	1,464	20
*	Boyd Gaming Corp.	7,826	88
	Brown Shoe Co., Inc.	5,651	122
	Brunswick Corp.	12,533	400
	The Buckle, Inc.	3,816	199
*	Buffalo Wild Wings, Inc.	2,599	255
	Callaway Golf Co.	9,850	65
*	Capella Education Co.	1,546	64
*	Career Education Corp.	7,060	20
	The Cato Corp. - Class A	3,730	93
	CEC Entertainment, Inc.	2,316	95
*	The Children’s Place Retail Stores, Inc.	3,116	171
*	Christopher & Banks Corp.	5,032	34
*	Coinstar, Inc.	3,888	228
*	Corinthian Colleges, Inc.	10,866	24
	Cracker Barrel Old Country Store, Inc.	3,296	312
*	Crocs, Inc.	12,209	201
*	Digital Generation, Inc.	3,540	26
	DineEquity, Inc.	2,252	155
	Dorman Products, Inc.	3,756	171
	Drew Industries, Inc.	2,666	105
*	The E.W. Scripps Co. - Class A	4,107	64
	Ethan Allen Interiors, Inc.	3,604	104
*	Fifth & Pacific Cos., Inc.	16,620	371
	The Finish Line, Inc. - Class A	6,823	149
*	Francesca’s Holdings Corp.	6,100	170
	Fred’s, Inc. - Class A	4,679	73
*	Genesco, Inc.	3,327	223
	Group 1 Automotive, Inc.	3,004	193
	Harte-Hanks, Inc.	6,003	52
	Haverty Furniture Cos., Inc.	2,756	63
*	Helen of Troy, Ltd.	4,420	170
*	Hibbett Sports, Inc.	3,600	200
	Hillenbrand, Inc.	8,701	206

	Common Stocks (89.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Iconix Brand Group, Inc.	7,901	232
	Interval Leisure Group, Inc.	5,399	108
*	iRobot Corp.	3,681	146
*	ITT Educational Services, Inc.	2,168	53
*	Jack in the Box, Inc.	6,163	242
	JAKKS Pacific, Inc.	2,905	33
*	Jos. A. Bank Clothiers, Inc.	3,875	160
*	Kirkland’s, Inc.	2,082	36
	La-Z-Boy, Inc.	7,254	147
	Lincoln Educational Services Corp.	3,126	16
	Lithia Motors, Inc. - Class A	2,916	155
*	Live Nation Entertainment, Inc.	19,968	310
*	Lumber Liquidators Holdings, Inc.	3,806	296
*	M/I Homes, Inc.	3,349	77
*	Maidenform Brands, Inc.	3,226	56
	The Marcus Corp.	2,591	33
*	MarineMax, Inc.	3,345	38
*	Marriott Vacations Worldwide Corp.	4,064	176
	The Men’s Wearhouse, Inc.	6,548	248
*	Meritage Homes Corp.	4,358	189
*	Monarch Casino & Resort, Inc.	1,320	22
	Monro Muffler Brake, Inc.	4,072	196
	Movado Group, Inc.	2,475	84
*	Multimedia Games Holding Co., Inc.	4,000	104
	Nutrisystem, Inc.	3,967	47
	OfficeMax, Inc.	12,055	123
	Oxford Industries, Inc.	1,975	123
*	Papa John’s International, Inc.	2,264	148
*	The Pep Boys - Manny, Moe & Jack	7,370	85
	Perry Ellis International, Inc.	1,628	33
	PetMed Express, Inc.	2,786	35
*	Pinnacle Entertainment, Inc.	8,089	159
	Pool Corp.	6,468	339
*	Quiksilver, Inc.	17,414	112
*	Red Robin Gourmet Burgers, Inc.	1,785	99
*	Ruby Tuesday, Inc.	7,928	73
*	Rue21, Inc.	2,147	89
	Ruth’s Hospitality Group, Inc.	4,964	60

	Common Stocks (89.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	The Ryland Group, Inc.	6,390	256
*	Select Comfort Corp.	7,711	193
*	SHFL Entertainment, Inc.	7,815	138
*	Skechers U.S.A., Inc. - Class A	5,328	128
	Sonic Automotive, Inc. - Class A	4,770	101
*	Sonic Corp.	7,314	107
	Spartan Motors, Inc.	4,348	27
	Stage Stores, Inc.	4,525	106
	Standard Motor Products, Inc.	2,737	94
*	Standard Pacific Corp.	20,020	167
	Stein Mart, Inc.	3,849	53
*	Steven Madden, Ltd.	5,698	276
	Sturm, Ruger & Co., Inc.	2,677	129
	Superior Industries International, Inc.	3,218	55
	Texas Roadhouse, Inc.	8,036	201
	True Religion Apparel, Inc.	3,355	106
*	Tuesday Morning Corp.	5,934	62
*	Universal Electronics, Inc.	2,078	58
	Universal Technical Institute, Inc.	2,940	30
*	Vitamin Shoppe, Inc.	4,186	188
*	VOXX International Corp.	2,676	33
*	Winnebago Industries, Inc.	3,888	82
	Wolverine World Wide, Inc.	6,952	380
*	Zale Corp.	3,649	33
*	Zumiez, Inc.	2,968	85

	Total		13,395

	Consumer Staples (3.7%)
*	Alliance One International, Inc.	11,415	43
	The Andersons, Inc.	2,410	128
	B&G Foods, Inc.	7,324	249
*	The Boston Beer Co., Inc. - Class A	1,163	199
	Calavo Growers, Inc.	1,752	48
	Cal-Maine Foods, Inc.	1,937	90
	Casey’s General Stores, Inc.	5,311	320
*	Central Garden & Pet Co. - Class A	5,792	40
*	Darling International, Inc.	16,377	306
*	Diamond Foods, Inc.	3,083	64
*	The Hain Celestial Group, Inc.	6,547	425
	Inter Parfums, Inc.	2,257	64

The Accompanying Notes are an Integral Part of the Financial Statements.

42	Index 600 Stock Portfolio

Index 600 Stock Portfolio

	Common Stocks (89.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	J & J Snack Foods Corp.	2,058	160
*	Medifast, Inc.	1,684	43
	Nash Finch Co.	1,701	37
*	Prestige Brands Holdings, Inc.	7,087	207
	Sanderson Farms, Inc.	2,774	184
*	Seneca Foods Corp. - Class A	1,073	33
	Snyders-Lance, Inc.	6,708	191
	Spartan Stores, Inc.	3,034	56
*	TreeHouse Foods, Inc.	5,022	329
	WD-40 Co.	2,015	110

	Total		3,326

	Energy (4.3%)
*	Approach Resources, Inc.	4,628	114
*	Basic Energy Services, Inc.	3,803	46
	Bristow Group, Inc.	5,009	327
*	C&J Energy Services, Inc.	6,223	120
*	Carrizo Oil & Gas, Inc.	5,092	144
*	Cloud Peak Energy, Inc.	8,427	139
	Comstock Resources, Inc.	6,223	98
	Contango Oil & Gas Co.	1,769	60
*	Era Group, Inc.	2,649	69
*	Exterran Holdings, Inc.	9,101	256
*	Forest Oil Corp.	16,529	68
*	Geospace Technologies Corp.	1,789	124
	Gulf Island Fabrication, Inc.	2,003	38
*	Gulfport Energy Corp.	9,541	449
*	Hornbeck Offshore Services, Inc.	4,463	239
*	ION Geophysical Corp.	16,734	101
	Lufkin Industries, Inc.	4,693	415
*	Matrix Service Co.	3,612	56
*	Northern Oil and Gas, Inc.	8,219	110
*	PDC Energy, Inc.	4,202	216
*	Penn Virginia Corp.	7,591	36
*	PetroQuest Energy, Inc.	7,859	31
*	Pioneer Energy Services Corp.	8,595	57
	SEACOR Holdings, Inc.	2,647	220
*	Stone Energy Corp.	6,923	152
*	Swift Energy Co.	6,008	72
*	Tesco Corp.	4,370	58
*	TETRA Technologies, Inc.	10,845	111

	Total		3,926

	Financials (19.0%)
	Acadia Realty Trust	7,631	188
	AMERISAFE, Inc.	2,548	83
	Associated Estates Realty Corp.	6,881	111

	Common Stocks (89.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Bank Mutual Corp.	5,982	34
	Bank of the Ozarks, Inc.	4,164	180
	Banner Corp.	2,422	82
	BBCN Bancorp, Inc.	10,943	156
	Boston Private Financial Holdings, Inc.	10,955	117
	Brookline Bancorp, Inc.	9,667	84
	Calamos Asset Management, Inc.	2,837	30
	Cash America International, Inc.	3,953	180
	Cedar Realty Trust, Inc.	7,614	39
	City Holding Co.	2,170	85
	Colonial Properties Trust	11,489	277
	Columbia Banking System, Inc.	7,070	168
	Community Bank System, Inc.	5,543	171
	Coresite Realty Corp.	2,963	94
	Cousins Properties, Inc.	14,542	147
	CVB Financial Corp.	12,212	144
	DiamondRock Hospitality Co.	27,081	252
	Dime Community Bancshares	4,044	62
	EastGroup Properties, Inc.	4,192	236
*	eHealth, Inc.	2,697	61
	Employers Holdings, Inc.	4,288	105
*	Encore Capital Group, Inc.	3,222	107
	EPR Properties	6,518	328
*	EZCORP, Inc. - Class A	6,606	112
	F.N.B. Corp.	20,093	243
	Financial Engines, Inc.	5,895	269
*	First BanCorp.	9,751	69
*	First Cash Financial Services, Inc.	3,720	183
	First Commonwealth Financial Corp.	13,564	100
	First Financial Bancorp.	8,016	119
	First Financial Bankshares, Inc.	4,151	231
	First Midwest Bancorp, Inc.	10,402	143
*	Forestar Group, Inc.	4,808	96
	Franklin Street Properties Corp.	12,077	159
	The GEO Group, Inc.	9,920	337
	Getty Realty Corp.	3,702	76
	Glacier Bancorp, Inc.	9,979	221
	Government Properties Income Trust	7,573	191
*	Hanmi Financial Corp.	4,377	77
	Healthcare Realty Trust, Inc.	12,526	319
	HFF, Inc. - Class A	4,541	81
	Home BancShares, Inc.	6,389	166

	Common Stocks (89.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Horace Mann Educators Corp.	5,499	134
	Independent Bank Corp.	3,170	109
	Infinity Property & Casualty Corp.	1,597	95
	Inland Real Estate Corp.	11,987	123
	Interactive Brokers Group, Inc. - Class A	5,660	90
*	Investment Technology Group, Inc.	5,156	72
	Kite Realty Group Trust	11,913	72
	LaSalle Hotel Properties	13,237	327
	Lexington Realty Trust	25,504	298
	LTC Properties, Inc.	4,740	185
	MarketAxess Holdings, Inc.	5,197	243
	MB Financial, Inc.	7,592	203
	Meadowbrook Insurance Group, Inc.	6,497	52
	Medical Properties Trust, Inc.	20,793	298
	Mid-America Apartment Communities, Inc.	5,920	401
	National Penn Bancshares, Inc.	16,337	166
*	The Navigators Group, Inc.	1,468	84
	NBT Bancorp, Inc.	6,068	128
	Northwest Bancshares, Inc.	12,983	175
	Old National Bancorp	14,045	194
	Oritani Financial Corp.	5,406	85
	PacWest Bancorp	5,450	167
	Parkway Properties, Inc.	5,812	97
	Pennsylvania Real Estate Investment Trust	8,662	164
*	Pinnacle Financial Partners, Inc.	4,578	118
*	Piper Jaffray Cos., Inc.	2,200	70
*	Portfolio Recovery Associates, Inc.	2,342	360
	Post Properties, Inc.	7,562	374
	PrivateBancorp, Inc.	8,712	185
	ProAssurance Corp.	8,565	447
	Prospect Capital Corp.	29,609	320
	Provident Financial Services, Inc.	7,442	117
	PS Business Parks, Inc.	2,495	180
	RLI Corp.	2,359	180
	S&T Bancorp, Inc.	4,118	81
	Sabra Health Care REIT, Inc.	5,173	135
	Safety Insurance Group, Inc.	1,777	86
	Saul Centers, Inc.	1,782	79
	Selective Insurance Group, Inc.	7,694	177
	Simmons First National Corp. - Class A	2,288	60
	Sovran Self Storage, Inc.	4,351	282

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio	43

Index 600 Stock Portfolio

	Common Stocks (89.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Sterling Bancorp	4,289	50
	Stewart Information Services Corp.	2,858	75
*	Stifel Financial Corp.	8,192	292
	Susquehanna Bancshares, Inc.	25,835	332
*	SWS Group, Inc.	3,925	21
	Tanger Factory Outlet Centers, Inc.	13,082	438
*	Taylor Capital Group, Inc.	2,015	34
*	Texas Capital Bancshares, Inc.	5,649	251
	Tompkins Financial Corp.	1,602	72
	Tower Group International, Ltd.	5,411	111
	TrustCo Bank Corp. NY	13,053	71
	UMB Financial Corp.	4,494	250
	Umpqua Holdings Corp.	15,513	233
	United Bankshares, Inc.	6,359	168
*	United Community Banks, Inc.	6,403	80
	United Fire Group, Inc.	3,012	75
	Universal Health Realty Income Trust	1,758	76
	Urstadt Biddle Properties, Inc. - Class A	3,564	72
	ViewPoint Financial Group	4,982	104
*	Virtus Investment Partners, Inc.	802	141
	Wilshire Bancorp, Inc.	8,594	57
	Wintrust Financial Corp.	5,132	196
*	World Acceptance Corp.	1,710	149

	Total		17,274

	Health Care (10.0%)
	Abaxis, Inc.	2,879	137
*	ABIOMED, Inc.	4,884	105
*	Acorda Therapeutics, Inc.	5,621	185
*	Affymetrix, Inc.	9,847	44
	Air Methods Corp.	4,848	164
*	Akorn, Inc.	9,453	128
*	Align Technology, Inc.	9,944	368
	Almost Family, Inc.	1,151	22
*	Amedisys, Inc.	4,360	51
*	AMN Healthcare Services, Inc.	6,379	91
*	AmSurg Corp.	4,433	156
	Analogic Corp.	1,697	124
*	ArQule, Inc.	8,156	19
*	Bio-Reference Laboratories, Inc.	3,373	97
*	Cambrex Corp.	4,161	58
	Cantel Medical Corp.	2,997	101
*	Centene Corp.	7,540	396
	Chemed Corp.	2,614	189

	Common Stocks (89.4%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Computer Programs and Systems, Inc.	1,443	71
	CONMED Corp.	3,842	120
*	CorVel Corp.	1,640	48
*	Cross Country Healthcare, Inc.	4,282	22
	CryoLife, Inc.	3,464	22
*	Cubist Pharmaceuticals, Inc.	9,035	436
*	Cyberonics, Inc.	3,293	171
*	Cynosure, Inc. - Class A	1,907	50
*	Emergent Biosolutions, Inc.	3,553	51
	Ensign Group, Inc.	2,452	86
*	Gentiva Health Services, Inc.	4,035	40
*	Greatbatch, Inc.	3,312	109
*	Haemonetics Corp.	7,077	293
*	Hanger, Inc.	4,803	152
*	HealthStream, Inc.	2,767	70
*	Healthways, Inc.	4,738	82
	Hi-Tech Pharmacal Co., Inc.	1,561	52
*	ICU Medical, Inc.	1,778	128
*	Impax Laboratories, Inc.	9,015	180
*	Integra LifeSciences Holdings	2,800	103
	Invacare Corp.	4,036	58
*	IPC The Hospitalist Co.	2,323	119
*	Kindred Healthcare, Inc.	7,487	98
	Landauer, Inc.	1,320	64
*	LHC Group, Inc.	2,047	40
*	Luminex Corp.	5,244	108
*	Magellan Health Services, Inc.	3,754	211
*	The Medicines Co.	7,758	239
*	Medidata Solutions, Inc.	3,168	245
	Meridian Bioscience, Inc.	5,745	124
*	Merit Medical Systems, Inc.	5,541	62
*	Molina Healthcare, Inc.	4,027	150
*	Momenta Pharmaceuticals, Inc.	6,331	95
*	MWI Veterinary Supply, Inc.	1,667	205
*	Natus Medical, Inc.	4,210	57
*	Neogen Corp.	3,116	173
*	NuVasive, Inc.	6,128	152
*	Omnicell, Inc.	4,757	98
*	PAREXEL International Corp.	7,877	362
*	PharMerica Corp.	4,115	57
	Quality Systems, Inc.	5,528	103
	Questcor Pharmaceuticals, Inc.	8,112	369
*	Salix Pharmaceuticals, Ltd.	7,220	478
	Spectrum Pharmaceuticals, Inc.	7,236	54

	Common Stocks (89.4%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	SurModics, Inc.	1,668	33
*	Symmetry Medical, Inc.	5,165	43
*	ViroPharma, Inc.	9,049	259
	West Pharmaceutical Services, Inc.	4,792	337

	Total		9,114

	Industrials (13.4%)
	A.O. Smith Corp.	10,792	392
	AAON, Inc.	2,579	85
	AAR Corp.	5,505	121
	ABM Industries, Inc.	7,053	173
	Actuant Corp. - Class A	10,140	334
*	Aegion Corp.	5,421	122
*	Aerovironment, Inc.	2,640	53
	Albany International Corp. - Class A	4,033	133
	Allegiant Travel Co.	2,089	221
	American Science and Engineering, Inc.	1,080	60
	Apogee Enterprises, Inc.	3,982	96
	Applied Industrial Technologies, Inc.	5,839	282
	Arkansas Best Corp.	3,313	76
	Astec Industries, Inc.	2,913	100
*	Atlas Air Worldwide Holdings, Inc.	3,579	157
	AZZ, Inc.	3,529	136
	Barnes Group, Inc.	6,479	194
	Belden, Inc.	6,101	305
	Brady Corp. - Class A	6,444	198
	Briggs & Stratton Corp.	6,674	132
	CDI Corp.	1,937	27
	CIRCOR International, Inc.	2,433	124
	Comfort Systems USA, Inc.	5,154	77
*	Consolidated Graphics, Inc.	1,135	53
	Cubic Corp.	2,778	134
	Curtiss-Wright Corp.	6,488	240
*	Dycom Industries, Inc.	4,581	106
	EMCOR Group, Inc.	9,299	378
	Encore Wire Corp.	2,577	88
	EnerSys	6,668	327
*	Engility Holdings, Inc.	2,378	68
*	EnPro Industries, Inc.	2,893	147
	ESCO Technologies, Inc.	3,663	119
	Exponent, Inc.	1,827	108
*	Federal Signal Corp.	8,651	76
	Forward Air Corp.	4,182	160
	Franklin Electric Co., Inc.	5,387	181
	G & K Services, Inc. - Class A	2,709	129
*	GenCorp, Inc.	8,383	136
*	Gibraltar Industries, Inc.	3,997	58
	Griffon Corp.	6,228	70

The Accompanying Notes are an Integral Part of the Financial Statements.

44	Index 600 Stock Portfolio

Index 600 Stock Portfolio

	Common Stocks (89.4%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Healthcare Services Group, Inc.	9,481	232
	Heartland Express, Inc.	6,343	88
	Heidrick & Struggles International, Inc.	2,277	38
*	Hub Group, Inc. - Class A	4,902	179
*	II-VI, Inc.	7,499	122
	Insperity, Inc.	3,043	92
	Interface, Inc.	7,978	135
	John Bean Technologies Corp.	4,008	84
	Kaman Corp.	3,746	129
	Kaydon Corp.	4,461	123
	Kelly Services, Inc. - Class A	3,760	66
	Knight Transportation, Inc.	8,195	138
*	Korn/Ferry International	6,745	126
	Lindsay Corp.	1,781	134
*	Lydall, Inc.	2,358	34
*	Mobile Mini, Inc.	5,311	176
*	Moog, Inc. - Class A	6,279	324
	Mueller Industries, Inc.	3,896	196
	National Presto Industries, Inc.	678	49
*	Navigant Consulting, Inc.	6,988	84
*	Old Dominion Freight Line, Inc.	9,790	407
*	On Assignment, Inc.	6,127	164
*	Orbital Sciences Corp.	8,312	144
*	Orion Marine Group, Inc.	3,775	46
*	Powell Industries, Inc.	1,259	65
	Quanex Building Products Corp.	5,135	86
	Resources Connection, Inc.	5,652	66
	Simpson Manufacturing Co., Inc.	5,584	164
	SkyWest, Inc.	7,188	97
	Standex International Corp.	1,760	93
*	Teledyne Technologies, Inc.	5,177	400
	Tennant Co.	2,550	123
*	Tetra Tech, Inc.	8,996	212
	Titan International, Inc.	7,415	125
	The Toro Co.	7,968	362
*	TrueBlue, Inc.	5,636	119
	UniFirst Corp.	2,079	190
	United Stationers, Inc.	5,620	189
	Universal Forest Products, Inc.	2,743	110
	Viad Corp.	2,816	69
*	Vicor Corp.	2,510	17
*	WageWorks, Inc.	2,867	99

	Common Stocks (89.4%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Watts Water Technologies, Inc. - Class A	3,918	178

	Total		12,250

	Information Technology (15.4%)
*	Advanced Energy Industries, Inc.	5,059	88
*	Agilysys, Inc.	1,963	22
*	Anixter International, Inc.	3,738	283
*	ARRIS Group, Inc.	15,846	227
*	ATMI, Inc.	4,424	105
*	Avid Technology, Inc.	4,207	25
	Badger Meter, Inc.	1,990	89
	Bel Fuse, Inc. - Class B	1,417	19
*	Benchmark Electronics, Inc.	7,567	152
	Black Box Corp.	2,235	57
	Blackbaud, Inc.	6,324	206
*	Blucora, Inc.	5,679	105
*	Bottomline Technologies, Inc.	4,983	126
	Brooks Automation, Inc.	9,213	90
*	Cabot Microelectronics Corp.	3,212	106
*	CACI International, Inc. - Class A	3,196	203
*	CalAmp Corp.	4,429	65
*	Cardtronics, Inc.	6,215	172
*	CEVA, Inc.	3,067	59
*	Checkpoint Systems, Inc.	5,684	81
*	CIBER, Inc.	9,406	31
*	Cirrus Logic, Inc.	8,781	152
	Cognex Corp.	5,599	253
	Coherent, Inc.	3,373	186
	Cohu, Inc.	3,184	40
*	comScore, Inc.	4,501	110
	Comtech Telecommunications Corp.	2,273	61
*	CSG Systems International, Inc.	4,705	102
	CTS Corp.	4,645	63
	Daktronics, Inc.	5,165	53
*	Dealertrack Holdings, Inc.	6,031	214
*	Dice Holdings, Inc.	6,968	64
*	Digi International, Inc.	3,582	34
*	Digital River, Inc.	4,887	92
*	Diodes, Inc.	4,975	129
*	DSP Group, Inc.	3,048	25
*	DTS, Inc.	2,530	52
	Ebix, Inc.	4,443	41
	Electro Scientific Industries, Inc.	3,484	37
*	Electronics for Imaging, Inc.	6,432	182

	Common Stocks (89.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Entropic Communications, Inc.	12,411	53
	EPIQ Systems, Inc.	4,472	60
*	Exar Corp.	6,401	69
*	Exlservice Holdings, Inc.	3,662	108
*	FARO Technologies, Inc.	2,368	80
	FEI Co.	5,344	390
	Forrester Research, Inc.	1,849	68
(n)*	Gerber Scientific, Inc.	2,359	-
*	GT Advance Technologies, Inc.	16,529	69
*	Harmonic, Inc.	15,693	100
	Heartland Payment Systems, Inc.	5,034	187
*	Higher One Holdings, Inc.	4,590	53
*	Hittite Microwave Corp.	3,761	218
*	iGATE Corp.	4,249	70
*	Insight Enterprises, Inc.	6,030	107
*	Interactive Intelligence Group	2,123	110
*	Intermec, Inc.	7,788	77
*	Intevac, Inc.	3,294	19
*	Ixia	7,506	138
	j2 Global, Inc.	5,982	254
*	Kopin Corp.	8,545	32
*	Kulicke and Soffa Industries, Inc.	10,422	115
*	Liquidity Services, Inc.	3,418	118
	Littelfuse, Inc.	3,063	229
*	LivePerson, Inc.	6,868	61
*	LogMeIn, Inc.	3,032	74
*	Manhattan Associates, Inc.	2,697	208
	MAXIMUS, Inc.	4,732	352
*	Measurement Specialties, Inc.	2,167	101
*	Mercury Systems, Inc.	4,475	41
	Methode Electronics, Inc.	4,878	83
	Micrel, Inc.	6,554	65
*	Microsemi Corp.	12,874	293
*	MicroStrategy, Inc. - Class A	1,237	108
	MKS Instruments, Inc.	7,344	195
	Monolithic Power Systems	4,535	109
	Monotype Imaging Holdings, Inc.	5,296	135
	MTS Systems Corp.	2,190	124
*	Nanometrics, Inc.	2,914	43
*	NETGEAR, Inc.	5,338	163
*	NetScout Systems, Inc.	4,931	115
*	Newport Corp.	5,415	75
	NIC, Inc.	8,178	135
*	OpenTable, Inc.	3,157	202
*	Oplink Communications, Inc.	2,636	46

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio	45

Index 600 Stock Portfolio

	Common Stocks (89.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	OSI Systems, Inc.	2,597	167
	Park Electrochemical Corp.	2,685	64
	PC-Tel, Inc.	2,405	20
*	Perficient, Inc.	4,641	62
*	Pericom Semiconductor Corp.	2,893	21
*	Plexus Corp.	4,725	141
	Power Integrations, Inc.	4,016	163
*	Procera Networks, Inc.	2,846	39
*	Progress Software Corp.	7,640	176
*	QLogic Corp.	12,337	118
*	QuinStreet, Inc.	3,559	31
*	RadiSys Corp.	3,211	15
*	Rofin-Sinar Technologies, Inc.	3,918	98
*	Rogers Corp.	2,365	112
*	Rubicon Technology, Inc.	2,374	19
*	Rudolph Technologies, Inc.	4,525	51
*	ScanSource, Inc.	3,863	124
*	Sigma Designs, Inc.	4,734	24
*	Sourcefire, Inc.	4,316	240
*	Stamps.com, Inc.	1,926	76
*	STR Holdings, Inc.	5,371	12
*	Super Micro Computer, Inc.	3,687	39
	Supertex, Inc.	1,436	34
*	Sykes Enterprises, Inc.	5,476	86
*	Symmetricom, Inc.	5,678	25
*	Synaptics, Inc.	4,501	174
*	Synchronoss Technologies, Inc.	3,843	119
*	SYNNEX Corp.	3,670	155
*	Take-Two Interactive Software, Inc.	12,729	191
*	Tangoe, Inc.	4,394	68
*	TeleTech Holdings, Inc.	3,037	71
	Tessera Technologies, Inc.	7,310	152
*	TriQuint Semiconductor, Inc.	22,622	157
*	TTM Technologies, Inc.	7,324	62
*	Tyler Technologies, Inc.	3,754	257
*	Ultratech, Inc.	3,846	141
	United Online, Inc.	12,818	97
*	VASCO Data Security International, Inc.	4,049	34
*	Veeco Instruments, Inc.	5,425	192
*	ViaSat, Inc.	5,678	406
*	Virtusa Corp.	2,833	63
*	Volterra Semiconductor Corp.	3,466	49
*	XO Group, Inc.	3,525	39

	Total		14,037

	Materials (5.2%)
	A. Schulman, Inc.	4,094	110
*	A.M. Castle & Co.	2,326	37

	Common Stocks (89.4%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
*	AK Steel Holding Corp.	18,886	57
	AMCOL International Corp.	3,534	112
	American Vanguard Corp.	3,371	79
	Balchem Corp.	4,112	184
	Buckeye Technologies, Inc.	5,385	199
*	Calgon Carbon Corp.	7,495	125
*	Century Aluminum Co.	7,118	66
*	Clearwater Paper Corp.	3,076	145
	Deltic Timber Corp.	1,515	88
	Globe Specialty Metals, Inc.	8,868	96
	H.B. Fuller Co.	6,971	264
	Hawkins, Inc.	1,273	50
	Haynes International, Inc.	1,709	82
*	Headwaters, Inc.	10,126	90
	Innophos Holdings, Inc.	3,042	143
	Kaiser Aluminum Corp.	2,279	141
	KapStone Paper & Packaging Corp.	5,399	217
	Koppers Holdings, Inc.	2,870	110
*	Kraton Performance Polymers, Inc.	4,507	96
*	LSB Industries, Inc.	2,610	79
	Materion Corp.	2,846	77
	Myers Industries, Inc.	4,264	64
	Neenah Paper, Inc.	2,214	70
	Olympic Steel, Inc.	1,272	31
*	OM Group, Inc.	4,430	137
	P.H. Glatfelter Co.	5,947	149
	PolyOne Corp.	13,768	341
	Quaker Chemical Corp.	1,821	113
*	RTI International Metals, Inc.	4,230	117
	Schweitzer-Mauduit International, Inc.	4,347	217
	Stepan Co.	2,449	136
*	Stillwater Mining Co.	16,363	176
*	SunCoke Energy, Inc.	9,696	136
*	Texas Industries, Inc.	2,915	190
	Tredegar Corp.	3,350	86
	Wausau Paper Corp.	6,430	73
	Zep, Inc.	3,137	50

	Total		4,733

	Telecommunication Services (0.4%)
	Atlantic Tele-Network, Inc.	1,304	65
*	Cbeyond, Inc.	4,209	33
*	Cincinnati Bell, Inc.	28,810	88
*	General Communication, Inc. - Class A	4,461	35
	Lumos Networks Corp.	2,098	36
	NTELOS Holdings Corp.	2,110	35

Common Stocks (89.4%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
USA Mobility, Inc.	2,999	40

Total		332

Utilities (3.3%)
ALLETE, Inc.	4,978	248
American States Water Co.	2,672	143
Avista Corp.	8,302	224
El Paso Electric Co.	5,572	197
The Laclede Group, Inc.	4,207	192
New Jersey Resources Corp.	5,788	240
Northwest Natural Gas Co.	3,733	159
NorthWestern Corp.	5,249	210
Piedmont Natural Gas Co., Inc.	10,495	354
South Jersey Industries, Inc.	4,450	256
Southwest Gas Corp.	6,419	300
UIL Holdings Corp.	7,049	270
UNS Energy Corp.	5,744	257

Total		3,050

Total Common Stocks
(Cost: $65,169)		81,437

Investment Companies (2.4%)

Investment Companies (2.4%)
iShares S&P SmallCap 600 Index Fund	24,239	2,188

Total		2,188

Total Investment Companies
(Cost: $2,201)		2,188

Short-Term Investments (8.7%)

Commercial Paper (8.7%)
Alpine Securitization Corp., 0.15%, 7/24/13	800,000	800
Darden Restaurants, Inc., 0.14%, 7/1/13	700,000	700
Federal Home Loan Banks, 0.07%, 8/9/13	1,600,000	1,600
Govco LLC, 0.17%, 7/17/13	800,000	800
John Deere Bank SA, 0.09%, 7/25/13	800,000	800
ONEOK Partners, LP, 0.28%, 7/11/13	800,000	800
Public Service Electric & Gas Co., 0.20%, 7/2/13	800,000	800

The Accompanying Notes are an Integral Part of the Financial Statements.

46	Index 600 Stock Portfolio

Index 600 Stock Portfolio

Short-Term Investments (8.7%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper continued
Rabobank Financial Corp., 0.12%, 7/8/13	800,000	800
Sheffield Receivables, 0.15%, 7/5/13	800,000	800

Total		7,900

Total Short-Term Investments
(Cost: $7,900)		7,900

Total Investments (100.5%)
(Cost: $75,270)(a)		91,525

Other Assets, Less Liabilities (-0.5%)		(419)

Net Assets (100.0%)		91,106

*	Non-Income Producing

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $75,270 and the net unrealized appreciation of investments based on that cost was $16,255 which is comprised of $19,492 aggregate gross unrealized appreciation and $3,237 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on June 30, 2013.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P Smallcap 600 Index	JPMorgan Chase London	1-Month USD Libor - 6 Bps	S&P Smallcap 600 Index	5/14	7,443	$-

						$-

(n)	Security valued in good faith by the Board of Directors.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$81,437	$-	$-
Investment Companies	2,188	-	-
Short-Term Investments	-	7,900	-
Other Financial Instruments^			-
Total Return Swaps	-	-
Total	$83,625	$7,900	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio	47

Small Cap Value Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,124.80	$ 4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

48	Small Cap Value Portfolio

Small Cap Value Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (15.0%)
	Aaron’s, Inc.	309,000	8,655
*	Ascent Capital Group, Inc. - Class A	44,000	3,435
	Brunswick Corp.	55,900	1,786
	CSS Industries, Inc.	81,000	2,019
	Culp, Inc.	91,500	1,591
	Drew Industries, Inc.	125,500	4,935
	Ethan Allen Interiors, Inc.	68,500	1,973
*	Fifth & Pacific Co.	91,000	2,033
	Fred’s, Inc. - Class A	96,459	1,494
	Haverty Furniture Cos., Inc.	142,600	3,281
	The Jones Group, Inc.	78,800	1,083
*	M/I Homes, Inc.	69,100	1,587
*	MarineMax, Inc.	132,000	1,496
	Matthews International Corp. - Class A	102,500	3,864
	The Men’s Wearhouse, Inc.	101,000	3,823
*	Meritage Homes Corp.	112,500	4,878
*	Modine Manufacturing Co.	187,000	2,035
*	Orient-Express Hotels, Ltd. - Class A	219,000	2,663
	Pool Corp.	103,000	5,398
*	Red Robin Gourmet Burgers, Inc.	24,490	1,351
	Saga Communications, Inc. - Class A	61,633	2,830
*	Stanley Furniture Co., Inc.	63,700	255
	Stein Mart, Inc.	229,000	3,126
	True Religion Apparel, Inc.	22,918	726
*	Winnebago Industries, Inc.	158,000	3,316

	Total		69,633

	Consumer Staples (0.6%)
*	Alliance One International, Inc.	280,400	1,065
	Nash Finch Co.	69,000	1,519

	Total		2,584

	Energy (5.4%)
*	Atwood Oceanics, Inc.	43,500	2,264
*	C&J Energy Services, Inc.	65,000	1,259
	CARBO Ceramics, Inc.	28,500	1,922
*	Cloud Peak Energy, Inc.	102,000	1,681
	GasLog, Ltd.	197,400	2,527
*	Hercules Offshore, Inc.	150,000	1,056
*	Northern Oil and Gas, Inc.	178,000	2,374
*	Oasis Petroleum, Inc.	118,500	4,606
*	PDC Energy, Inc.	54,189	2,790
*	Swift Energy Co.	135,000	1,619
	Teekay Tankers, Ltd. - Class A	330,000	868
*	TETRA Technologies, Inc.	200,000	2,052

	Total		25,018

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Financials (24.0%)
	Acadia Realty Trust	75,000	1,852
	Ares Capital Corp.	257,200	4,424
	Assured Guaranty, Ltd.	88,000	1,941
	CBL & Associates Properties, Inc.	193,100	4,136
	Cedar Realty Trust, Inc.	215,000	1,114
	Columbia Banking System, Inc.	71,000	1,691
	Compass Diversified Holdings	139,000	2,437
	East West Bancorp, Inc.	280,998	7,727
	Employers Holdings, Inc.	77,500	1,895
	First Potomac Realty Trust	171,000	2,233
	Glacier Bancorp, Inc.	185,000	4,105
	Hatteras Financial Corp.	59,800	1,474
	Hercules Technology Growth Capital, Inc.	245,000	3,415
	Home BancShares, Inc.	235,400	6,113
	JMP Group, Inc.	96,000	637
	KCAP Financial, Inc.	168,000	1,892
	Kilroy Realty Corp.	91,800	4,866
	Kite Realty Group Trust	275,000	1,658
	LaSalle Hotel Properties	131,000	3,236
*	Markel Corp.	7,834	4,128
	Meadowbrook Insurance Group, Inc.	282,000	2,264
	National Interstate Corp.	124,200	3,633
*	Piper Jaffray Cos., Inc.	36,000	1,138
	Potlatch Corp.	78,800	3,187
	ProAssurance Corp.	203,600	10,620
	PS Business Parks, Inc.	12,000	866
	Radian Group, Inc.	149,500	1,737
	Redwood Trust, Inc.	182,000	3,094
*	Safeguard Scientifics, Inc.	80,000	1,284
	Saul Centers, Inc.	34,000	1,512
*	Signature Bank	44,000	3,653
*	Stifel Financial Corp.	78,800	2,811
*	SVB Financial Group	95,000	7,915
	Washington Real Estate Investment Trust	70,300	1,892
	Wintrust Financial Corp.	112,000	4,287

	Total		110,867

	Health Care (3.9%)
	Analogic Corp.	32,300	2,352
	Landauer, Inc.	31,800	1,536
*	Momenta Pharmaceuticals, Inc.	115,000	1,732
	National Healthcare Corp.	59,000	2,820
*	Quidel Corp.	97,000	2,476
*	Triple-S Management Corp. - Class B	86,100	1,849
	West Pharmaceutical Services, Inc.	75,200	5,284

	Total		18,049

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials (24.8%)
*	Aegion Corp.	142,000	3,196
*	Alaska Air Group, Inc.	110,700	5,756
	Astec Industries, Inc.	52,000	1,783
*	Beacon Roofing Supply, Inc.	225,100	8,527
	Belden, Inc.	93,300	4,658
	CIRCOR International, Inc.	59,500	3,026
	Comfort Systems USA, Inc.	126,000	1,880
*	Dolan Co.	147,000	240
	Franklin Electric Co., Inc.	81,297	2,736
*	FTI Consulting, Inc.	36,800	1,210
	G & K Services, Inc. - Class A	84,300	4,013
*	Genesee & Wyoming, Inc. - Class A	99,100	8,408
*	Gibraltar Industries, Inc.	163,000	2,373
*	Hub Group, Inc. - Class A	78,300	2,852
	IDEX Corp.	72,400	3,896
	Kaman Corp.	76,000	2,627
*	Kirby Corp.	91,500	7,278
*	Kratos Defense & Security Solutions, Inc.	215,000	1,393
	Landstar System, Inc.	164,800	8,487
	McGrath RentCorp	159,000	5,431
	Mine Safety Appliances Co.	82,900	3,859
*	Navigant Consulting, Inc.	172,000	2,064
	Nordson Corp.	88,200	6,113
*	On Assignment, Inc.	137,200	3,666
	Pike Electric Corp.	108,900	1,340
*	Proto Labs, Inc.	23,500	1,527
	Quanex Building Products Corp.	96,000	1,617
*	RBC Bearings, Inc.	24,700	1,283
	Sun Hydraulics Corp.	55,000	1,720
	Universal Forest Products, Inc.	69,000	2,755
*	Universal Truckload Services, Inc.	41,512	1,001
	Waste Connections, Inc.	89,000	3,661
	Woodward, Inc.	105,500	4,220

	Total		114,596

	Information Technology (9.6%)
*	Accelrys, Inc.	102,300	859
*	Advanced Energy Industries, Inc.	152,000	2,646
*	ATMI, Inc.	72,000	1,703
	Brooks Automation, Inc.	140,000	1,362
*	Cabot Microelectronics Corp.	91,700	3,027
	Cognex Corp.	35,300	1,596
	Electro Rent Corp.	192,000	3,224
	Electro Scientific Industries, Inc.	175,500	1,888
*	Entegris, Inc.	195,000	1,831

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio	49

Small Cap Value Portfolio

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Fabrinet	134,300	1,880
*	Ixia	200,000	3,680
	Littelfuse, Inc.	65,900	4,917
	Methode Electronics, Inc.	75,000	1,276
*	Newport Corp.	116,000	1,616
*	Progress Software Corp.	158,000	3,636
*	Sonus Networks, Inc.	474,500	1,428
*	SYNNEX Corp.	88,500	3,742
*	Teradyne, Inc.	176,000	3,092
	Xyratex, Ltd.	91,100	917

	Total		44,320

	Materials (9.5%)
	AMCOL International Corp.	76,000	2,408
	American Vanguard Corp.	117,000	2,741
	AptarGroup, Inc.	109,200	6,029
	Carpenter Technology Corp.	78,300	3,529
*	Clearwater Paper Corp.	82,400	3,878
	Deltic Timber Corp.	55,500	3,209
	Franco-Nevada Corp.	50,600	1,810
	Innospec, Inc.	151,000	6,067
	Minerals Technologies, Inc.	69,000	2,852
	Myers Industries, Inc.	180,800	2,714

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
*	North American Palladium, Ltd.	690,000	683
	Royal Gold, Inc.	47,000	1,978
	Schnitzer Steel Industries, Inc.	54,000	1,263
*	Stillwater Mining Co.	90,000	967
*	Texas Industries, Inc.	27,400	1,785
	Wausau Paper Corp.	178,000	2,029

	Total		43,942

	Telecommunication Services (0.5%)
*	Premiere Global Services, Inc.	205,000	2,474

	Total		2,474

	Utilities (4.2%)
	Black Hills Corp.	51,000	2,486
	Cleco Corp.	107,500	4,991
	El Paso Electric Co.	98,000	3,461
	NorthWestern Corp.	65,500	2,614
	PNM Resources, Inc.	90,000	1,997
	Southwest Gas Corp.	75,000	3,509
	UNS Energy Corp.	12,500	559

	Total		19,617

	Total Common Stocks
	(Cost: $305,392)		451,100

Investment Companies (0.7%)	Shares/ $ Par	Value $ (000’s)

Investment Companies (0.7%)
iShares Russell 2000 Value Index Fund	35,300	3,032

Total		3,032

Total Investment Companies
(Cost: $1,963)		3,032

Short-Term Investments (1.8%)

Money Market Funds (1.8%)
T. Rowe Price Reserve Investment Fund	8,492,457	8,492

Total		8,492

Total Short-Term Investments
(Cost: $8,492)		8,492

Total Investments (100.0%)

(Cost: $315,847)(a)		462,624

Other Assets, Less Liabilities (0.0%)		5

Net Assets (100.0%)		462,629

*	Non-Income Producing

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $315,847 and the net unrealized appreciation of investments based on that cost was $146,777 which is comprised of $164,589 aggregate gross unrealized appreciation and $17,812 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$451,100	$-	$-
Investment Companies	3,032	-	-
Short-Term Investments	8,492	-	-
Total	$462,624	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

50	Small Cap Value Portfolio

International Growth Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,038.08	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$3.81

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Growth Portfolio	51

International Growth Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Foreign Common Stocks (93.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.7%)
	Arnest One Corp.	Japan	11,144	219
	Compagnie Financiere Richemont SA	Switzerland	78,235	6,920
*	Ctrip.com International, Ltd., ADR	China	126,673	4,133
	Hajime Construction Co., Ltd.	Japan	3,700	206
	Isuzu Motors, Ltd.	Japan	372,000	2,547
	NGK Spark Plug Co., Ltd.	Japan	169,000	3,384
*	PC Jeweller, Ltd.	India	991,380	1,528
	Rakuten, Inc.	Japan	588,800	6,964
	Renault SA	France	133,581	8,989
	Samsonite International SA	Luxembourg	2,817,900	6,809
	WPP PLC	United Kingdom	461,653	7,878
	Yamaha Motor Co., Ltd.	Japan	163,100	2,113

	Total			51,690

	Consumer Staples (13.2%)
	ITC, Ltd.	India	873,464	4,744
	Japan Tobacco, Inc.	Japan	157,200	5,555
	Pernod-Ricard SA	France	62,179	6,895
	Reckitt Benckiser Group PLC	United Kingdom	141,239	9,985
	SABMiller PLC	United Kingdom	150,407	7,212
	Sugi Holdings Co., Ltd.	Japan	107,200	4,075
	Unilever NV	Netherlands	199,760	7,867

	Total			46,333

	Energy (2.4%)
	Petrofac, Ltd.	United Kingdom	255,562	4,657
	Tullow Oil PLC	United Kingdom	251,587	3,830

	Total			8,487

	Financials (18.1%)
	AIA Group, Ltd.	Hong Kong	2,437,600	10,324
	Banco Bilbao Vizcaya Argentaria SA	Spain	107,260	900
	Banco do Brasil SA	Brazil	229,400	2,277
	Bangkok Bank PCL	Thailand	159,700	1,050
*	BB Seguridade Participacoes SA	Brazil	227,000	1,787
	BNP Paribas SA	France	26,241	1,434
	China Construction Bank Corp. - Class H	China	5,324,000	3,769
	Deutsche Bank AG	Germany	85,014	3,558
	Fibra Uno Administracion SA de CV	Mexico	1,048,300	3,520
	Grupo BTG Pactual	Brazil	255,900	3,118
	Hang Lung Properties, Ltd.	Hong Kong	723,411	2,523
	ICICI Bank, Ltd.	India	154,924	2,782
*	ING Groep NV	Netherlands	175,357	1,598
	Japan Exchange Group, Inc.	Japan	21,900	2,213
	Mitsubishi Estate Co., Ltd.	Japan	196,000	5,219
	Power Finance Corp., Ltd.	India	709,107	1,719
	Prudential PLC	United Kingdom	459,899	7,520
	Seven Bank, Ltd.	Japan	660,297	2,397
	Standard Chartered PLC	United Kingdom	128,793	2,795
	Turkiye Halk Bankasi A.S.	Turkey	198,989	1,687

	Foreign Common Stocks (93.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	UniCredit SpA	Italy	361,136	1,691

	Total			63,881

	Health Care (8.2%)
	Elekta AB - Class B	Sweden	245,299	3,731
	Meda AB	Sweden	672,726	7,624
	Novo Nordisk A/S	Denmark	27,799	4,332
	Roche Holding AG	Switzerland	20,330	5,058
	Shire PLC	Ireland	260,871	8,273

	Total			29,018

	Industrials (14.0%)
	A.P. Moller - Maersk A/S	Denmark	1,182	8,466
	Canadian Pacific Railway, Ltd.	Canada	81,643	9,900
	Fanuc Corp.	Japan	48,900	7,090
	Koninklijke Vopak NV	Netherlands	101,032	5,961
	Kuehne + Nagel International AG	Switzerland	68,009	7,466
	Park24 Co., Ltd.	Japan	58,900	1,068
	Vallourec SA	France	80,927	4,095
	The Weir Group PLC	United Kingdom	160,898	5,264

	Total			49,310

	Information Technology (13.5%)
	ARM Holdings PLC	United Kingdom	680,367	8,227
	Hexagon AB - Class B	Sweden	255,013	6,818
	Keyence Corp.	Japan	12,900	4,117
	Samsung Electronics Co., Ltd.	South Korea	3,414	4,012
	Sumco Corp.	Japan	293,300	3,226
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3,250,000	12,037
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	807,698	9,147

	Total			47,584

	Materials (8.9%)
	Glencore Xstrata PLC	United Kingdom	595,902	2,467
	Kansai Paint Co., Ltd.	Japan	110,000	1,404
	LyondellBasell Industries NV	Netherlands	125,753	8,332
	Potash Corp. of Saskatchewan, Inc.	Canada	166,215	6,341
	Rio Tinto PLC	United Kingdom	113,778	4,643
	Shin-Etsu Chemical Co., Ltd.	Japan	54,500	3,616
*	ThyssenKrupp AG	Germany	233,579	4,589

	Total			31,392

	Total Foreign Common Stocks
	(Cost: $305,307)			327,695

	Total Investments (93.0%)
	(Cost: $305,307)(a)			327,695

	Other Assets, Less Liabilities (7.0%)			24,615

	Net Assets (100.0%)			352,310

The Accompanying Notes are an Integral Part of the Financial Statements.

52	International Growth Portfolio

International Growth Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $305,307 and the net unrealized appreciation of investments based on that cost was $22,388 which is comprised of $40,354 aggregate gross unrealized appreciation and $17,966 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	18.3%
Japan	15.7%
Sweden	7.8%
Netherlands	6.7%
France	6.1%
Switzerland	5.5%
Other	32.9%
Total	93.0%

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$327,695	$-	$-
Total	$327,695	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio	53

Research International Core Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,037.30	$5.00
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

54	Research International Core Portfolio

Research International Core Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.0%)
	Arcos Dorados Holdings, Inc.	Virgin Islands (British)	210,440	2,458
	Autoliv, Inc.	United States	32,770	2,536
	Compass Group PLC	United Kingdom	120,170	1,535
	Denso Corp.	Japan	113,200	5,324
	Hennes & Mauritz AB B Shares	Sweden	57,540	1,891
	Honda Motor Co., Ltd.	Japan	155,000	5,759
	Li & Fung, Ltd.	Hong Kong	2,276,000	3,122
	LVMH Moet Hennessy Louis Vuitton SA	France	17,464	2,830
	Nippon Television Holdings	Japan	112,500	2,058
	Publicis Groupe SA	France	44,040	3,136
	Sands China, Ltd.	Macau	594,000	2,815
	Whitbread PLC	United Kingdom	59,327	2,758

	Total			36,222

	Consumer Staples (10.6%)
	Danone SA	France	76,106	5,712
	Heineken NV	Netherlands	32,926	2,098
	Japan Tobacco, Inc.	Japan	155,300	5,488
	Kobayashi Pharmaceutical Co., Ltd.	Japan	14,500	765
	Lawson, Inc.	Japan	21,900	1,672
	M Dias Branco SA	Brazil	41,600	1,573
	Nestle SA	Switzerland	118,579	7,777
	Pernod-Ricard SA	France	30,064	3,334
	Reckitt Benckiser Group PLC	United Kingdom	41,402	2,927
	Wumart Stores, Inc.	China	361,000	659

	Total			32,005

	Energy (7.6%)
	BG Group PLC	United Kingdom	184,797	3,144
	BP PLC	United Kingdom	780,354	5,403
*	Cairn Energy PLC	United Kingdom	159,425	614
	Cenovus Energy, Inc.	Canada	49,260	1,405
	Inpex Corp.	Japan	414	1,728
	Oil Search, Ltd.	Australia	137,530	972
	Reliance Industries, Ltd.	India	115,502	1,672
	Royal Dutch Shell PLC - Class A	Netherlands	245,415	7,839

	Total			22,777

	Financials (24.5%)
	AEON Financial Service Co., Ltd.	Japan	56,200	1,592
	AIA Group, Ltd.	Hong Kong	1,172,600	4,966
	Banco Santander SA	Spain	233,463	1,490
	Barclays PLC	United Kingdom	1,042,795	4,416
	BNP Paribas SA	France	85,300	4,660
	DBS Group Holdings, Ltd.	Singapore	179,000	2,189
	Delta Lloyd NV	Netherlands	60,220	1,207
	Erste Group Bank AG	Austria	92,352	2,465
	GSW Immobilien AG	Germany	26,482	1,025
	HDFC Bank, Ltd., ADR	India	46,560	1,687

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Hiscox, Ltd.	Bermuda	153,118	1,326
	HSBC Holdings PLC	United Kingdom	712,535	7,391
	ICICI Bank, Ltd.	India	49,965	897
*	ING Groep NV	Netherlands	389,275	3,547
	Itau Unibanco Holding SA, ADR	Brazil	60,368	780
	Kasikornbank PCL	Thailand	230,200	1,418
	KBC Groep NV	Belgium	71,864	2,676
	Mitsubishi Estate Co., Ltd.	Japan	143,000	3,808
	Mitsubishi UFJ Financial Group, Inc.	Japan	549,500	3,391
	PT Bank Rakyat Indonesia Tbk	Indonesia	719,000	561
	Sberbank of Russia, ADR	Russia	150,345	1,712
	Sony Financial Holdings, Inc.	Japan	75,300	1,190
	Standard Chartered PLC	United Kingdom	149,814	3,252
	Sumitomo Mitsui Financial Group, Inc.	Japan	131,800	6,046
*	UBS AG	Switzerland	197,935	3,370
	UniCredit SpA	Italy	302,285	1,416
	Westpac Banking Corp.	Australia	209,950	5,545

	Total			74,023

	Health Care (10.2%)
	Bayer AG	Germany	39,167	4,177
	Diagnosticos da America SA	Brazil	157,500	817
	GlaxoSmithKline PLC	United Kingdom	249,005	6,241
	Miraca Holdings, Inc.	Japan	20,800	956
	Novartis AG	Switzerland	98,340	6,986
	Roche Holding AG	Switzerland	27,270	6,785
	Santen Pharmaceutical Co., Ltd.	Japan	76,000	3,272
*	Sonova Holding AG	Switzerland	15,653	1,660

	Total			30,894

	Industrials (12.7%)
	Atlas Copco AB	Sweden	144,261	3,485
	Experian PLC	Ireland	113,641	1,976
	Glory, Ltd.	Japan	91,500	2,146
	Hutchison Whampoa, Ltd.	Hong Kong	236,000	2,481
	JGC Corp.	Japan	120,000	4,319
	Joy Global, Inc.	United States	45,990	2,232
	Kuehne + Nagel International AG	Switzerland	19,190	2,107
	Legrand SA	France	21,460	996
	Mitsubishi Corp.	Japan	97,600	1,672
	Schindler Holding AG	Switzerland	24,700	3,441
	Schneider Electric SA	France	62,496	4,533
	Siemens AG	Germany	46,325	4,682
	Sinotruk Hong Kong, Ltd.	China	16,500	8
	Yamato Holdings Co., Ltd.	Japan	200,900	4,236

	Total			38,314

	Information Technology (5.5%)
	Amadeus IT Holding SA - Class A	Spain	15,124	483

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio	55

Research International Core Portfolio

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Canon, Inc.	Japan	77,500	2,528
*	Cognizant Technology Solutions Corp. - Class A	United States	20,220	1,266
	Dassault Systemes SA	France	10,388	1,271
	Infineon Technologies AG	Germany	189,460	1,586
	Nomura Research Institute, Ltd.	Japan	71,000	2,312
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	521,189	1,930
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	252,759	2,863
	Yahoo Japan Corp.	Japan	4,658	2,296

	Total			16,535

	Materials (6.7%)
	Akzo Nobel NV	Netherlands	74,099	4,178
	Chugoku Marine Paints, Ltd.	Japan	99,000	490
	Iluka Resources, Ltd.	Australia	303,476	2,773
	Linde AG	Germany	27,650	5,159
	Newcrest Mining, Ltd.	Australia	48,314	436
	Rio Tinto PLC	United Kingdom	138,420	5,649
	Symrise AG	Germany	33,963	1,375

	Total			20,060

	Telecommunication Services (5.5%)
	Bezeq Israeli Telecommunication Corp., Ltd.	Israel	338,030	452
	BT Group PLC	United Kingdom	369,420	1,737
	China Unicom Hong Kong, Ltd.	Hong Kong	1,298,000	1,727
	KDDI Corp.	Japan	108,400	5,640

Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
TDC A/S	Denmark	181,672	1,472
Tele2 AB	Sweden	102,233	1,201
Telecom Italia S.p.A. - Rights	Italy	1,643,191	913
Tim Participacoes SA, ADR	Brazil	70,991	1,320
Vodafone Group PLC	United Kingdom	715,682	2,045

Total			16,507

Utilities (2.9%)
China Resources Gas Group, Ltd.	Hong Kong	352,000	898
EDP - Energias do Brasil SA	Brazil	368,000	1,847
GDF Suez	France	106,670	2,089
Suez Environnement Co.	France	96,280	1,244
Tokyo Gas Co., Ltd.	Japan	498,000	2,752

Total			8,830

Total Foreign Common Stocks
(Cost: $270,595)			296,167

Short-Term Investments (0.4%)	Country	Shares/ $ Par	Value $ (000’s)

Commercial Paper (0.4%)
HSBC Americas, Inc., 0.05%%, 7/1/13	United States	1,313,000	1,313

Total			1,313

Total Short-Term Investments
(Cost: $1,313)			1,313

Total Investments (98.6%)
(Cost: $271,908)(a)			297,480

Other Assets, Less Liabilities (1.4%)			4,196

Net Assets (100.0%)			301,676

The Accompanying Notes are an Integral Part of the Financial Statements.

56	Research International Core Portfolio

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $271,908 and the net unrealized appreciation of investments based on that cost was $25,572 which is comprised of $37,846 aggregate gross unrealized appreciation and $12,274 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	23.7%
United Kingdom	15.6%
Switzerland	10.6%
France	9.9%
Netherlands	6.3%
Germany	6.0%
Other	26.5%
Total	98.6%

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$296,167	$-	$-
Short-Term Investments	-	1,313	-
Total	$296,167	$1,313	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio	57

International Equity Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,023.97	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.31

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

58	International Equity Portfolio

International Equity Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Foreign Common Stocks (95.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.7%)
	Cie Generale des Etablissements Michelin	France	157,858	14,116
	Haier Electronics Group Co., Ltd.	Hong Kong	9,519,000	15,194
	Hyundai Mobis	South Korea	66,060	15,791
	Kingfisher PLC	United Kingdom	6,466,180	33,733
	Marks & Spencer Group PLC	United Kingdom	3,687,520	24,156
	Nikon Corp.	Japan	311,500	7,268
	Nissan Motor Co., Ltd.	Japan	2,114,490	21,426
	SEB SA	France	173,168	14,007
	Toyota Motor Corp.	Japan	496,430	29,982

	Total			175,673

	Consumer Staples (2.8%)
	Metro AG	Germany	569,720	18,035
	Tesco PLC	United Kingdom	4,916,610	24,782

	Total			42,817

	Energy (9.7%)
	China Coal Energy Co., Ltd.	China	11,855,740	6,206
	China Shenhua Energy Co., Ltd.	China	2,712,940	6,891
	Eni SpA	Italy	899,565	18,477
	Fugro NV	Netherlands	112,500	6,099
	Galp Energia SGPS SA	Portugal	1,849,900	27,390
	Petroleo Brasileiro SA, ADR	Brazil	370,530	4,972
*	Repsol SA	Spain	1,352,320	14,644
	Royal Dutch Shell PLC - Class B	United Kingdom	849,205	28,105
	Statoil ASA	Norway	491,680	10,142
	Talisman Energy, Inc.	Canada	1,011,970	11,547
	Trican Well Service, Ltd.	Canada	862,290	11,462

	Total			145,935

	Financials (20.0%)
	Aegon NV	Netherlands	931,090	6,228
	AIA Group, Ltd.	Hong Kong	5,984,820	25,348
	Aviva PLC	United Kingdom	2,395,180	12,371
	AXA SA	France	554,855	10,902
	BNP Paribas SA	France	219,470	11,991
	Cheung Kong Holdings, Ltd.	Hong Kong	741,850	10,062
	China Life Insurance Co., Ltd.	China	6,621,000	15,673
*	Credit Suisse Group AG	Switzerland	974,615	25,847
	DBS Group Holdings, Ltd.	Singapore	2,175,000	26,598
	Deutsche Boerse AG	Germany	187,300	12,329
	Housing Development Finance Corp., Ltd.	India	47,610	695
	HSBC Holdings PLC	United Kingdom	2,956,937	30,976
*	ING Groep NV	Netherlands	1,845,152	16,812
*	Lloyds Banking Group PLC	United Kingdom	20,101,110	19,310
	Nordea Bank AB	Sweden	2,103,170	23,522
	Standard Chartered PLC	United Kingdom	1,335,740	28,991
*	Swiss Re AG	Switzerland	302,612	22,523

	Total			300,178

	Foreign Common Stocks (95.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Health Care (13.1%)
*	Algeta ASA	Norway	270,370	10,291
*	Basilea Pharmaceutica AG	Switzerland	87,430	6,479
	Bayer AG	Germany	242,800	25,893
*	Elan Corp. PLC, ADR	Ireland	1,915,120	27,080
	Gerresheimer AG	Germany	134,790	7,807
	Getinge AB - Class B	Sweden	591,650	17,980
	H Lundbeck A/S	Denmark	398,070	7,100
	Ipsen SA	France	282,440	10,423
	Merck KGaA	Germany	176,850	26,945
*	Nobel Biocare Holding AG	Switzerland	1,135,410	13,824
	Roche Holding AG	Switzerland	114,640	28,522
	Sanofi	France	99,135	10,274
*	Sorin SpA	Italy	1,547,340	3,927

	Total			196,545

	Industrials (11.0%)
*	ABB, Ltd.	Switzerland	643,060	13,963
	Alstom SA	France	109,430	3,584
*	Deutsche Lufthansa AG	Germany	711,070	14,434
	FLSmidth & Co. A/S	Denmark	68,780	3,132
	G4S PLC	United Kingdom	4,897,450	17,162
	Hutchison Whampoa, Ltd.	Hong Kong	1,897,983	19,956
*	International Consolidated Airlines Group SA	United Kingdom	3,873,850	15,549
	ITOCHU Corp.	Japan	2,092,640	24,159
	Shanghai Electric Group Co., Ltd.	China	31,604,000	10,574
	Siemens AG, ADR	Germany	228,990	23,199
	TNT Express NV	Netherlands	2,680,693	20,105

	Total			165,817

	Information Technology (7.3%)
	Capcom Co., Ltd.	Japan	468,400	7,580
	Infineon Technologies AG	Germany	1,580,200	13,226
	Samsung Electronics Co., Ltd.	South Korea	8,570	10,070
	Software AG	Germany	519,740	15,556
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	8,880,235	32,889
	Trend Micro, Inc.	Japan	932,980	29,632

	Total			108,953

	Materials (9.4%)
	Akzo Nobel NV	Netherlands	336,140	18,952
*	BlueScope Steel, Ltd.	Australia	2,918,312	12,464
	CRH PLC	Ireland	558,050	11,331
	HeidelbergCement AG	Germany	303,280	20,398
	LyondellBasell Industries NV	United States	399,680	26,483
	POSCO	South Korea	37,010	9,673
	POSCO, ADR	South Korea	92,600	6,026
	Potash Corp. of Saskatchewan, Inc.	Canada	478,370	18,240
	Rexam PLC	United Kingdom	2,445,435	17,760

	Total			141,327

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio	59

International Equity Portfolio

	Foreign Common Stocks (95.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (9.6%)
	China Mobile, Ltd.	China	2,046,500	21,425
	China Telecom Corp., Ltd.	China	45,846,000	21,871
	Singapore Telecommunications, Ltd.	Singapore	10,531,850	31,325
*	Telefonica SA	Spain	1,146,700	14,695
	Telenor ASA	Norway	1,699,790	33,692
*	Turkcell Iletisim Hizmetleri AS	Turkey	1,369,410	7,952
	Vivendi	France	201,800	3,822
	Vodafone Group PLC	United Kingdom	3,112,440	8,893

	Total			143,675

Foreign Common Stocks (95.9%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities (1.3%)
Centrais Eletricas Brasileiras SA	Brazil	1,543,190	3,209
Power Grid Corp. of India, Ltd.	India	8,352,110	15,622

Total			18,831

Total Investments (95.9%)
(Cost: $1,316,434)(a)			1,439,751

Other Assets, Less Liabilities (4.1%)			61,738

Net Assets (100.0%)			1,501,489

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $1,316,434 and the net unrealized appreciation of investments based on that cost was $123,317 which is comprised of $213,913 aggregate gross unrealized appreciation and $90,596 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	17.4%
Germany	11.8%
Japan	8.0%
Switzerland	7.4%
China	5.5%
France	5.3%
Other	40.5%
Total	95.9%

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$1,439,751	$-	$-
Total	$1,439,751	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

60	International Equity Portfolio

Emerging Markets Equity Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$ 900.76	$ 6.55
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$6.95

*	Expenses are equal to the Portfolio’s annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Emerging Markets Equity Portfolio	61

Emerging Markets Equity Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Foreign Common Stocks (98.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (17.4%)
	Abril Educacao SA	Brazil	68,110	1,190
	Ajisen China Holdings, Ltd.	Hong Kong	1,653,000	1,291
	Anhanguera Educacional Participacoes SA	Brazil	232,800	1,363
	Arcos Dorados Holdings, Inc.	Virgin Islands (British)	75,230	879
	Astro Malaysia Holdings Bhd	Malaysia	3,313,600	3,178
	Cia Hering	Brazil	83,300	1,176
*	Dish TV India, Ltd.	India	1,996,463	2,051
	Estacio Participacoes SA	Brazil	195,210	1,417
	Exide Industries, Ltd.	India	1,094,371	2,232
	Geely Automobile Holdings, Ltd.	Hong Kong	4,170,000	1,817
	Guangzhou Automobile Group Co., Ltd.	China	2,570,000	2,429
	Kia Motors Corp.	South Korea	111,150	6,044
	Kroton Educacional SA	Brazil	128,956	1,785
	Li & Fung, Ltd.	Hong Kong	3,048,000	4,181
	Lojas Renner SA	Brazil	24,800	710
	M Video OAO	Russia	251,050	1,817
	Minor International PCL	Thailand	1,471,410	1,177
*	Mitra Adiperkasa Tbk PT	Indonesia	1,112,000	784
	Mr. Price Group, Ltd.	South Africa	98,002	1,335
	Naspers, Ltd. - Class N	South Africa	80,301	5,930
	Shangri-La Asia, Ltd.	Hong Kong	864,000	1,493
	Stella International Holdings, Ltd.	Hong Kong	1,406,500	3,890

	Total			48,169

	Consumer Staples (10.6%)
	Arca Continental SAB de CV	Mexico	138,543	1,062
	BIM Birlesik Magazalar AS	Turkey	41,905	908
*	Brazil Pharma SA	Brazil	234,000	1,056
	Clicks Group, Ltd.	South Africa	360,010	2,021
	Companhia de Bebidas das Americas, ADR	Brazil	72,880	2,722
	Dabur India, Ltd.	India	1,528,582	4,013
	Dairy Farm International Holdings, Ltd.	Hong Kong	160,200	1,924
	E-Mart Co., Ltd.	South Korea	13,241	2,330
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	305,784	1,003
	M Dias Branco SA	Brazil	55,700	2,107
	Magnit OAO	Russia	7,664	1,753
	O’Key Group SA GDR	Luxembourg	287,190	3,245
	Raia Drogasil SA	Brazil	80,500	780
	SABMiller PLC	United Kingdom	50,830	2,437
	Wumart Stores, Inc.	China	1,024,000	1,870

	Total			29,231

	Energy (7.1%)
	China Shenhua Energy Co., Ltd. - Class H	China	899,500	2,285
	Gazprom OAO, ADR	Russia	389,184	2,561
	INPEX Corp.	Japan	366	1,528

	Foreign Common Stocks (98.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Lamprell PLC	United Arab Emirates	657,770	1,403
	NovaTek OAO GDR	Russia	13,200	1,577
	Petroleo Brasileiro SA, ADR	Brazil	321,984	4,321
	Reliance Industries, Ltd.	India	290,131	4,201
	Tenaris SA, ADR	Luxembourg	46,198	1,860

	Total			19,736

	Financials (25.5%)
	Banco Santander Brasil SA	Brazil	220,000	1,338
	Bangkok Bank PCL	Thailand	568,200	3,811
	Bank Negara Indonesia Persero Tbk PT	Indonesia	6,144,331	2,662
	Bank of China, Ltd. - Class H	China	7,045,000	2,898
	BM&FBOVESPA SA	Brazil	450,000	2,470
	Bolsa Mexicana de Valores SAB de CV	Mexico	350,700	872
	Brasil Brokers Participacoes SA	Brazil	469,900	1,375
	Brasil Insurance Participacoes e Administracao SA	Brazil	221,700	2,177
	CETIP SA - Mercados Organizados	Brazil	122,542	1,251
	China Construction Bank Corp. - Class H	China	6,585,020	4,661
	China Pacific Insurance Group Co., Ltd. - Class H	China	1,013,400	3,234
	CIMB Group Holdings Bhd	Malaysia	506,900	1,328
	Compartamos SAB de CV	Mexico	602,030	1,039
	Concentradora Fibra Hotelera Mexicana SA de CV	Mexico	342,700	684
	Credicorp, Ltd.	Bermuda	8,649	1,107
	First Pacific Co., Ltd.	Hong Kong	1,492,000	1,597
*	First Pacific Co., Ltd./Hong Kong	Bermuda	180,750	4
	Grupo Financiero Banorte SAB de CV	Mexico	122,700	733
*	Grupo Financiero Santander Mexico SAB de CV, ADR	Mexico	54,850	779
	Hana Financial Group, Inc.	South Korea	96,170	2,800
	Hang Lung Properties, Ltd.	Hong Kong	797,000	2,780
	Housing Development Finance Corp., Ltd.	India	287,425	4,193
	ICICI Bank, Ltd.	India	210,987	3,789
	Itau Unibanco Holding SA, ADR	Brazil	155,297	2,006
	Komercni Banka AS	Czech Republic	24,676	4,581
	LPS Brasil - Consultoria de Imoveis SA	Brazil	185,500	1,532
*	Mexico Real Estate Management SA de CV	Mexico	675,500	1,460
	Multiplan Empreendimentos Imobiliarios SA	Brazil	54,539	1,273
	Sberbank of Russia	Russia	1,568,060	4,462
	Standard Chartered PLC	United Kingdom	184,525	4,059
	Turkiye Garanti Bankasi AS	Turkey	779,815	3,404

	Total			70,359

The Accompanying Notes are an Integral Part of the Financial Statements.

62	Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

	Foreign Common Stocks (98.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Health Care (1.7%)
	Fleury SA	Brazil	151,200	1,246
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	473,600	935
	OdontoPrev SA	Brazil	194,500	804
	Top Glove Corp. Bhd	Malaysia	934,500	1,846

	Total			4,831

	Industrials (5.0%)
*	51job, Inc., ADR	Cayman Islands	10,760	727
	ALL - America Latina Logistica SA	Brazil	237,800	1,006
	CCR SA	Brazil	115,690	921
	Copa Holdings SA	Panama	6,943	910
	Embraer SA, ADR	Brazil	27,920	1,030
	Global Ports Investments PLC GDR	Cyprus	95,960	1,277
	Glory, Ltd.	Japan	87,900	2,062
	Multiplus SA	Brazil	60,000	886
*	Promotora y Operadora de Infraestructura SAB de CV	Mexico	114,100	1,048
	Sinotruk Hong Kong, Ltd.	Hong Kong	2,492,500	1,221
	Thermax, Ltd.	India	103,685	1,038
*	TK Corp.	South Korea	77,809	1,550

	Total			13,676

	Information Technology (16.6%)
	Asustek Computer, Inc.	Taiwan	238,000	2,049
*	Cognizant Technology Solutions Corp.	United States	55,680	3,486
	Hon Hai Precision Industry Co., Ltd.	Taiwan	1,844,706	4,555
	NHN Corp.	South Korea	8,890	2,261
	Samsung Electronics Co., Ltd.	South Korea	8,753	10,286
	Seoul Semiconductor Co., Ltd.	South Korea	76,747	2,268
	Siliconware Precision Industries Co.	Taiwan	4,177,000	5,254
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3,204,290	11,867
	Totvs SA	Brazil	55,700	867
	VTech Holdings, Ltd.	Bermuda	185,500	2,805

	Total			45,698

	Materials (6.1%)
	Anhui Conch Cement Co., Ltd. - Class H	China	827,500	2,235
	Chugoku Marine Paints, Ltd.	Japan	129,000	639
	Formosa Plastics Corp.	Taiwan	446,000	1,079
	Gerdau SA, ADR	Brazil	321,310	1,835
	Grupo Mexico SAB de CV - Series B	Mexico	280,401	811
	Iluka Resources, Ltd.	Australia	383,539	3,504
	Steel Authority of India, Ltd.	India	1,456,906	1,245
*	Usinas Siderurgicas de Minas Gerais SA - Class A	Brazil	387,300	1,297
	Vale SA, ADR	Brazil	316,247	4,159

	Total			16,804

	Foreign Common Stocks (98.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (6.4%)
	America Movil SAB de CV - Series L, ADR	Mexico	129,260	2,811
	China Mobile, Ltd.	Hong Kong	152,500	1,597
	China Unicom Hong Kong, Ltd.	Hong Kong	2,976,000	3,960
	Mobile Telesystems OAO, ADR	Russia	147,973	2,803
	MTN Group, Ltd.	South Africa	101,860	1,896
	Tim Participacoes SA, ADR	Brazil	75,079	1,396
*	Turkcell Iletisim Hizmetleri AS	Turkey	285,570	1,658
	XL Axiata Tbk PT	Indonesia	3,278,000	1,594

	Total			17,715

	Utilities (2.3%)
	Aguas Andinas SA - Class A	Chile	1,015,918	724
*	Alupar Investimento SA	Brazil	134,600	1,143
	CESC, Ltd.	India	257,518	1,473
	EDP - Energias do Brasil SA	Brazil	198,400	996
	Tractebel Energia SA	Brazil	60,000	932
	Transmissora Alianca de Energia Eletrica SA	Brazil	101,610	989

	Total			6,257

	Total Foreign Common Stocks
	(Cost: $283,283)			272,476

	Short-Term Investments (0.8%)

	Commercial Paper (0.8%)
	HSBC USA, Inc., 0.10%, 7/1/13	United States	2,137,000	2,137

	Total			2,137

	Total Short-Term Investments
	(Cost: $2,137)			2,137

	Total Investments (99.5%)
	(Cost: $285,420)(a)			274,613

	Other Assets, Less Liabilities (0.5%)			1,482

	Net Assets (100.0%)			276,095

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio	63

Emerging Markets Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

GDR after the name of a security represents—Global Depositary Receipt.

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $285,420 and the net unrealized depreciation of investments based on that cost was $10,807 which is comprised of $18,962 aggregate gross unrealized appreciation and $29,769 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Brazil	18.7%
South Korea	10.0%
Hong Kong	9.3%
Taiwan	9.0%
India	8.8%
China	7.1%
Russia	5.4%
Other	31.2%
Total	99.5%

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$46,352	$1,817	$-
Consumer Staples	27,478	1,753	-
Financials	65,893	4,466	-
All Others	124,717	-	-
Short-Term Investments	-	2,137	-
Total	$264,440	$10,173	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

64	Emerging Markets Equity Portfolio

Money Market Portfolio

Because the Portfolio may invest a significant portion of its assets in securities of companies in the banking industry, developments affecting that industry will have a disproportionate impact on the Portfolio, including interest rate risk, credit risk, and risks associated with regulatory changes.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,000.78	$0.10
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.10

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE MONEY MARKET PORTFOLIO.

Money Market Portfolio	65

Money Market Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Autos (8.6%)
American Honda Finance Corp., 0.293%, 12/5/13 144A	12,500,000	12,500
American Honda Finance Corp., 0.405%, 4/8/14 144A	5,000,000	5,005
Fcar Owner Trust I, 0.24%, 9/5/13	5,000,000	4,998
Toyota Motor Credit Corp., 0.10%, 7/31/13	6,500,000	6,499
Toyota Motor Credit Corp., 0.13%, 8/13/13	7,000,000	6,999
Toyota Motor Credit Corp., 0.20%, 7/15/13	5,000,000	5,000

Total		41,001

Commercial Banks Non-US (13.6%)
Bank of Nova Scotia/Houston, 0.697%, 10/18/13	15,000,000	15,019
Rabobank Financial Corp., 0.12%, 7/8/13	6,250,000	6,250
Rabobank Financial Corp., 0.12%, 7/12/13	5,000,000	5,000
Rabobank Financial Corp., 0.15%, 7/29/13	5,000,000	4,999
Royal Bank of Canada/New York, 0.32%, 1/30/14	15,000,000	15,000
Toronto Dominion Holdings USA, Inc., 0.11%, 7/29/13	6,000,000	5,999
Toronto Dominion Holdings USA, Inc., 0.13%, 7/22/13	6,000,000	6,000
Toronto Dominion Holdings USA, Inc., 0.14%, 7/10/13	6,500,000	6,500

Total		64,767

Commercial Banks US (14.4%)
Bank of America NA, 1.696%, 1/30/14	7,500,000	7,554
Bank Of America NA, 0.19%, 7/19/13	5,000,000	5,000
Bank Of America NA, 0.26%, 9/19/13	6,000,000	6,000
BP Capital Markets PLC, 0.875%, 3/11/14	13,110,000	13,163
US Bank NA, 0.19%, 7/1/13	18,500,000	18,500
Wells Fargo Corp., 0.13%, 8/20/13	12,000,000	11,998
Wells Fargo Corp., 0.15%, 8/12/13	6,500,000	6,499

Total		68,714

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (1.9%)
Federal Home Loan Bank, 0.09%, 8/28/13	8,900,000	8,899

Total		8,899

Finance Services (13.7%)
Alpine Securitization, 0.10%, 7/2/13	8,500,000	8,500
Alpine Securitization, 0.14%, 7/8/13	5,000,000	5,000
Alpine Securitization, 0.15%, 7/11/13	5,000,000	5,000
Govco LLC, 0.17%, 7/12/13	10,500,000	10,499
Govco LLC, 0.17%, 7/17/13	3,000,000	3,000
Govco LLC, 0.19%, 8/5/13	5,000,000	4,999
Jupiter Securitization Co. LLC, 0.12%, 7/30/13	7,500,000	7,499
Jupiter Securitization Co. LLC, 0.15%, 9/17/13	11,000,000	10,996
Kells Funding LLC, 0.00%, 9/18/13	10,000,000	9,996

Total		65,489

Government (18.5%)
US Treasury, 0.125%, 8/31/13	15,000,000	15,000
US Treasury, 0.125%, 9/30/13	15,000,000	15,002
US Treasury, 0.25%, 10/31/13	15,000,000	15,008
US Treasury, 0.375%, 7/31/13	4,000,000	4,001
US Treasury, 0.50%, 11/15/13	15,000,000	15,024
US Treasury, 0.75%, 9/15/13	9,000,000	9,013
US Treasury, 3.375%, 7/31/13	15,000,000	15,044

Total		88,092

Health Care/Pharmaceuticals (3.9%)
Roche Holdings, Inc., 0.08%, 8/16/13	5,000,000	5,000
Roche Holdings, Inc., 0.09%, 9/12/13	5,000,000	4,999
Roche Holdings, Inc., 0.10%, 9/13/13	8,500,000	8,498

Total		18,497

Information Technology (3.4%)
Google, Inc., 0.08%, 9/4/13	6,000,000	5,999
Google, Inc., 0.08%, 9/18/13	4,800,000	4,799
Google, Inc., 0.14%, 7/9/13	5,500,000	5,500

Total		16,298

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)

Machinery (1.7%)
Caterpillar Financial Services Corp., 0.08%, 7/25/13	8,000,000	7,999

Total		7,999

Miscellaneous Business Credit Institutions (5.4%)
General Electric Capital, 0.16%, 9/26/13	5,000,000	4,998
General Electric Capital, 0.18%, 8/1/13	5,000,000	4,999
John Deere Bank SA, 0.08%, 7/1/13	7,500,000	7,500
John Deere Bank SA, 0.09%, 7/10/13	8,500,000	8,500

Total		25,997

Personal Credit Institutions (6.7%)
Chariot Funding LLC, 0.12%, 7/15/13	6,500,000	6,500
Chariot Funding LLC, 0.18%, 7/26/13	7,000,000	6,999
Old Line Funding LLC, 0.17%, 9/11/13	7,000,000	6,997
Old Line Funding LLC, 0.21%, 8/2/13	11,500,000	11,498

Total		31,994

Short Term Business Credit (8.1%)
Atlantic Asset Securitization LLC, 0.50%, 7/1/13	20,000,000	20,000
Sheffield Receivables Corp., 0.12%, 7/9/13	13,000,000	12,999
Sheffield Receivables Corp., 0.15%, 7/5/13	5,500,000	5,500

Total		38,499

Total Money Market Investments
(Cost: $476,246)		476,246

Total Investments (99.9%)
(Cost: $476,246)(a)		476,246

Other Assets, Less Liabilities (0.1%)		385

Net Assets (100.0%)		476,631

The Accompanying Notes are an Integral Part of the Financial Statements.

66	Money Market Portfolio

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013 the value of these securities (in thousands) was $17,505 representing 3.7% of the net assets.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$88,092	$-
Corporate Bonds	-	68,242	-
Commercial Paper	-	319,912	-
Total	$-	$476,246	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Portfolio	67

Short-Term Bond Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 30% of the Portfolio is invested in foreign securities, and no more than 20% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. A portion of the Portfolio’s assets may be invested in lower quality debt securities which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purpose keeping with its investment objective. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

68	Short-Term Bond Portfolio

Short-Term Bond Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$998.05	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$2.06

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.41%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Short-Term Bond Portfolio	69

Short-Term Bond Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.3%)
The Boeing Co., 0.95%, 5/15/18	250,000	239
L-3 Communications Corp., 3.95%, 11/15/16	300,000	317

Total		556

Autos & Vehicle Parts (1.0%)
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	500,000	513
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	250,000	241
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	500,000	501
General Motors Financial Co., 2.75%, 5/15/16 144A	250,000	246
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	30,000	31
PACCAR, Inc., 6.875%, 2/15/14	45,000	47

Total		1,579

Banking (6.0%)
American Express Credit Corp., 2.375%, 3/24/17	250,000	255
Bank of America Corp., 2.00%, 1/11/18	250,000	242
Bank of America Corp., 3.625%, 3/17/16	200,000	209
Bank of Montreal, 1.45%, 4/9/18	500,000	483
The Bank of New York Mellon Corp., 1.35%, 3/6/18	250,000	243
Bank of Nova Scotia, 1.375%, 12/18/17	500,000	485
Barclays Bank PLC, 6.05%, 12/4/17 144A	425,000	460
Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	225,000	219
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	100,000	103
Citigroup, Inc., 1.75%, 5/1/18	500,000	478
Citigroup, Inc., 6.125%, 11/21/17	250,000	284
Citigroup, Inc., 6.50%, 8/19/13	200,000	202
Fifth Third Bank, 4.75%, 2/1/15	600,000	632
The Goldman Sachs Group, Inc., 2.375%, 1/22/18	250,000	245

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Banking continued
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	500,000	567
HSBC Bank NA/New York NY, 6.00%, 8/9/17	250,000	283
JPMorgan Chase & Co., 1.80%, 1/25/18	850,000	822
KeyBank NA/Cleveland OH, 7.413%, 5/6/15	250,000	276
Morgan Stanley, 2.125%, 4/25/18	250,000	239
Morgan Stanley, 3.80%, 4/29/16	250,000	260
Nordea Bank AB, 3.125%, 3/20/17 144A	325,000	334
PNC Bank NA, 4.875%, 9/21/17	250,000	277
Sparebank 1 Boligkreditt AS, 2.30%, 6/30/17 144A	550,000	560
Standard Chartered PLC, 3.20%, 5/12/16 144A	270,000	283
Standard Chartered PLC, 3.85%, 4/27/15 144A	160,000	167
The Toronto-Dominion Bank, 1.40%, 4/30/18	170,000	165
U.S. Bancorp, 3.442%, 2/1/16	450,000	472
Wells Fargo & Co., 5.625%, 12/11/17	600,000	682

Total		9,927

Capital Goods (0.1%)
Caterpillar Financial Services Corp., 2.65%, 4/1/16	200,000	208

Total		208

Conglomerate & Diversified Manufacturing (0.3%)
Eaton Corp., 1.50%, 11/2/17 144A	335,000	325
Roper Industries, Inc., 2.05%, 10/1/18	180,000	177

Total		502

Consumer Products & Retailing (1.0%)
Colgate-Palmolive Co., 0.90%, 5/1/18	175,000	168
Delhaize Group SA, 6.50%, 6/15/17	250,000	281
Nordstrom, Inc., 6.75%, 6/1/14	145,000	153
Unilever Capital Corp., 2.75%, 2/10/16	250,000	261
Walgreen Co., 1.80%, 9/15/17	255,000	252

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Wal-Mart Stores, Inc., 1.125%, 4/11/18	500,000	485

Total		1,600

Electric Utilities (3.4%)
Arizona Public Service Co., 4.65%, 5/15/15	262,000	279
Consumers Energy Co., 5.50%, 8/15/16	500,000	566
Dominion Resources, Inc., 6.00%, 11/30/17	500,000	580
Duke Energy Corp., 2.10%, 6/15/18	215,000	214
Entergy Arkansas, Inc., 5.40%, 8/1/13	250,000	251
Entergy Corp., 4.70%, 1/15/17	340,000	361
Entergy Mississippi, Inc., 3.25%, 6/1/16	500,000	522
Exelon Corp., 4.90%, 6/15/15	250,000	268
FirstEnergy Corp., 2.75%, 3/15/18	250,000	243
Jersey Central Power & Light Co., 5.65%, 6/1/17	250,000	280
NextEra Energy Capital Holding, Inc., 2.60%, 9/1/15	500,000	515
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	250,000	251
Northeast Utilities, 1.45%, 5/1/18	105,000	102
NSTAR Electric Co., 0.514%, 5/17/16	440,000	440
PacifiCorp, 5.45%, 9/15/13	250,000	252
Public Service Co. of Colorado, 5.80%, 8/1/18	500,000	591

Total		5,715

Energy (1.2%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	250,000	280
Apache Corp., 5.625%, 1/15/17	300,000	338
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	250,000	284
EnCana Holdings Finance Corp., 5.80%, 5/1/14	105,000	109
National Oilwell Varco, Inc., 1.35%, 12/1/17	105,000	102
Petrohawk Energy Corp., 6.25%, 6/1/19	500,000	549

The Accompanying Notes are an Integral Part of the Financial Statements.

70	Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Talisman Energy, Inc., 5.125%, 5/15/15	245,000	262
Transocean, Inc., 2.50%, 10/15/17	75,000	74

Total		1,998

Entertainment (0.2%)
Time Warner, Inc., 3.15%, 7/15/15	135,000	141
Viacom, Inc., 4.375%, 9/15/14	250,000	261

Total		402

Finance (0.6%)
General Electric Capital Corp., 2.30%, 4/27/17	900,000	912

Total		912

Food & Beverage (1.9%)
Anheuser-Busch InBev Finance, Inc., 1.25%, 1/17/18	750,000	728
ConAgra Foods, Inc., 1.90%, 1/25/18	285,000	280
Diageo Capital PLC, 1.125%, 4/29/18	500,000	480
H.J. Heinz Co., 5.35%, 7/15/13	250,000	250
Heineken NV, 1.40%, 10/1/17 144A	280,000	272
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	206
Mondelez International, Inc., 4.125%, 2/9/16	400,000	428
Mondelez International, Inc., 6.50%, 8/11/17	25,000	29
Pernod-Ricard SA, 2.95%, 1/15/17 144A	250,000	256
SABMiller Holdings, Inc., 2.45%, 1/15/17 144A	250,000	254

Total		3,183

Foreign Agencies (0.6%)
Eksportfinans ASA, 2.00%, 9/15/15	1,000,000	960

Total		960

Healthcare (0.8%)
Baxter International, Inc., 0.95%, 6/1/16	250,000	249
Express Scripts Holding Co., 2.65%, 2/15/17	355,000	362
Express Scripts Holding Co., 3.125%, 5/15/16	60,000	62
McKesson Corp., 1.40%, 3/15/18	275,000	265
Stryker Corp., 3.00%, 1/15/15	135,000	140

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	250,000	257

Total		1,335

Insurance (1.5%)
ACE INA Holdings, Inc., 5.80%, 3/15/18	250,000	291
Aetna, Inc., 1.50%, 11/15/17	110,000	107
American International Group, Inc., 3.65%, 1/15/14	115,000	117
Berkshire Hathaway Finance Corp., 1.30%, 5/15/18	250,000	242
The Hartford Financial Services Group, Inc., 4.00%, 10/15/17	250,000	265
Metropolitan Life Global Funding I, 1.50%, 1/10/18 144A	250,000	242
Metropolitan Life Global Funding I, 3.125%, 1/11/16 144A	250,000	261
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	315,000	325
Prudential Financial, Inc., 6.00%, 12/1/17	250,000	287
UnitedHealth Group, Inc., 1.40%, 10/15/17	320,000	314
WellPoint, Inc., 1.875%, 1/15/18	100,000	98

Total		2,549

Media (0.6%)
Comcast Corp., 4.95%, 6/15/16	250,000	277
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 1.75%, 1/15/18	250,000	241
Discovery Communications LLC, 3.70%, 6/1/15	180,000	189
Time Warner Cable, Inc., 5.85%, 5/1/17	250,000	276

Total		983

Metals & Mining (0.7%)
Barrick Gold Corp., 2.50%, 5/1/18 144A	75,000	67
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18 144A	325,000	309
Goldcorp, Inc., 2.125%, 3/15/18	95,000	91
Rio Tinto Finance USA PLC, 1.625%, 8/21/17	500,000	491
Teck Resources, Ltd., 3.15%, 1/15/17	165,000	168

Total		1,126

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Oil & Gas (1.4%)
BG Energy Capital PLC, 2.875%, 10/15/16 144A	500,000	523
BP Capital Markets PLC, 1.375%, 11/6/17	185,000	180
BP Capital Markets PLC, 1.846%, 5/5/17	500,000	501
Chevron Corp., 0.889%, 6/24/16	250,000	250
Chevron Corp., 1.718%, 6/24/18	250,000	248
Shell International Finance BV, 1.125%, 8/21/17	350,000	343
Total Capital Canada, Ltd., 1.45%, 1/15/18	250,000	244

Total		2,289

Pharmaceuticals (0.7%)
AbbVie, Inc., 1.75%, 11/6/17 144A	750,000	735
Actavis Inc., 1.875%, 10/1/17	115,000	112
Merck & Co., Inc., 1.30%, 5/18/18	250,000	242
Mylan, Inc./PA, 1.80%, 6/24/16 144A	75,000	75
Mylan, Inc./PA, 2.60%, 6/24/18 144A	80,000	79

Total		1,243

Pipelines (2.0%)
CenterPoint Energy Resources Corp., 6.15%, 5/1/16	250,000	282
Energy Transfer Partners LP, 5.95%, 2/1/15	400,000	428
Enterprise Products Operating LLC, 3.20%, 2/1/16	100,000	105
NiSource Finance Corp., 5.25%, 9/15/17	250,000	278
ONEOK Partners LP, 3.25%, 2/1/16	230,000	240
Plains All American Pipeline LP/PAA Finance Corp., 5.625%, 12/15/13	175,000	179
Spectra Energy Capital LLC, 5.90%, 9/15/13	200,000	202
Spectra Energy Partners LP, 2.95%, 6/15/16	521,000	534
TransCanada PipeLines, Ltd., 0.952%, 6/30/16	750,000	750
Williams Partners LP/Williams Partners Financial Corp., 7.25%, 2/1/17	275,000	320

Total		3,318

Real Estate Investment Trusts (0.5%)
ERP Operating LP, 6.584%, 4/13/15	275,000	301

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio	71

Short-Term Bond Portfolio

Corporate Bonds (27.1%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
Health Care REIT, Inc., 3.625%, 3/15/16	290,000	304
Simon Property Group LP, 1.50%, 2/1/18 144A	250,000	241

Total		846

Services (0.1%)
Waste Management, Inc., 2.60%, 9/1/16	200,000	207

Total		207

Technology (1.1%)
Adobe Systems, Inc., 3.25%, 2/1/15	250,000	259
Apple, Inc., 1.00%, 5/3/18	200,000	192
EMC Corp., 1.875%, 6/1/18	250,000	247
International Business Machines Corp., 5.70%, 9/14/17	500,000	578
Oracle Corp., 5.75%, 4/15/18	250,000	291
Total System Services, Inc., 2.375%, 6/1/18	75,000	73
Xerox Corp., 4.25%, 2/15/15	250,000	261

Total		1,901

Telecommunications (0.9%)
America Movil SAB de CV, 2.375%, 9/8/16	75,000	76
America Movil SAB de CV, 3.625%, 3/30/15	140,000	144
American Tower Corp., 4.50%, 1/15/18	250,000	267
AT&T, Inc., 1.40%, 12/1/17	400,000	389
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.381%, 12/15/17	230,000	226
Orange SA, 4.375%, 7/8/14	250,000	257
Verizon Communications, Inc., 1.10%, 11/1/17	200,000	194

Total		1,553

Transportation (0.2%)
Burlington Northern Santa Fe LLC, 5.75%, 3/15/18	250,000	287

Total		287

Total Corporate Bonds
(Cost: $45,206)		45,179

	Foreign Bonds (0.1%)	Shares/ $ Par	Value $ (000’s)

	Banking (0.1%)
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	332,682	150

	Total Foreign Bonds
	(Cost: $200)		150

	Governments (40.3%)

	Governments (40.3%)
	Federal Home Loan Mortgage Corp., 2.25%, 1/23/17	750,000	759
(b)	Federal Home Loan Mortgage Corp., 4.375%, 7/17/15	35,430,000	38,266
	US Treasury, 0.25%, 3/31/15	12,435,000	12,421
(b)	US Treasury, 0.375%, 6/30/15	15,730,000	15,736
	US Treasury, 2.875%, 5/15/43	65,000	58
	US Treasury, 5.375%, 2/15/31	70,000	91

	Total Governments
	(Cost: $67,439)		67,331

	Municipal Bonds (0.6%)

	Municipal Bonds (0.6%)
	Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	200,000	198
	Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	190,000	184
	Louisiana Public Facilities Authority, Series 2008-ELL, 5.75%, 2/1/19 RB	55,147	60
	State of Illinois, Series 2010-3, 4.79%, 4/1/16 GO	300,000	320
	State of Illinois, Series 2011, 4.961%, 3/1/16 GO	195,000	209

	Total		971

	Total Municipal Bonds
	(Cost: $960)		971

Structured Products (29.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products (29.4%)
AEP Texas Central Transition Funding LLC, 5.17%, 1/1/18	700,000	786
Ally Auto Receivables Trust, Series 2012-2, Class B, 1.76%, 2/15/17 144A	750,000	761
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	650,000	720
Bear Stears Commercial Mortgage Securities, Inc., Series 2007-PW17, Class AAB, 5.703%, 6/11/50	637,094	660
Commercial Mortgage Pass-Through Certificate, Series 2001-J2A, Class C, 6.586%, 7/16/34	523,879	600
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 6.056%, 7/10/38	500,000	546
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class B, 4.855%, 1/15/37	400,000	407
DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 9/25/45 144A	477,951	479
Discover Card Master Trust I, Series 2012-B3, Class B3, 0.643%, 5/15/18	1,000,000	985
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	491,965	477
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.25%, 6/15/27	4,809,843	4,602
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.666%, 8/25/20 IO	2,475,926	188
Federal Home Loan Mortgage Corp., Series 4100, Class AD, 1.75%, 8/15/27	4,825,420	4,767
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.00%, 2/15/25	1,486,739	1,504
Federal Home Loan Mortgage Corp., 2.50%, 10/1/27	5,370,134	5,408

The Accompanying Notes are an Integral Part of the Financial Statements.

72	Short-Term Bond Portfolio

Short-Term Bond Portfolio

Structured Products (29.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	123,585	131
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	598,845	648
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	145,366	161
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	141,932	162
Federal National Mortgage Association, Series 2010-95, Class BK, 1.50%, 2/25/20	1,355,038	1,358
Federal National Mortgage Association, Series 2012-113, Class AB, 1.50%, 10/25/27	450,348	437
Federal National Mortgage Association, Series 2013-14, , 1.75%, 3/25/28	2,738,412	2,677
Federal National Mortgage Association, Series 2013-74, Class AD, 2.00%, 7/25/23	1,200,000	1,210
Federal National Mortgage Association, Series 2011-113, Class AG, 2.5%, 11/25/26	1,788,055	1,830
Federal National Mortgage Association, 3.00%, 8/1/28	1,925,000	1,976
Federal National Mortgage Association, 6.00%, 8/1/22	324,970	359
Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.57%, 10/15/17	1,000,000	994
Ford Credit Auto Owner Trust, Series 2011-B, Class B, 2.27%, 1/15/17	200,000	205
Ford Credit Auto Owner Trust, Series 2011-A, Class D, 3.21%, 7/15/17	110,000	114
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	2,128,000	2,192
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A1, 0.85%, 1/15/18	400,000	398

Structured Products (29.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17 144A	725,000	725
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	150,000	150
Honda Auto Receivables Owner Trust 2013-1, Series 2013-1, Class A3, 0.48%, 11/21/16	1,930,000	1,920
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A3, 0.66%, 6/15/16 144A	500,000	498
John Deere Owner Trust, Series 2012-A, Class A4, 0.99%, 6/15/18	600,000	602
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A, 4.158%, 1/12/39 144A	938,489	951
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.056%, 4/15/45	935,805	1,034
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29	425,000	435
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	25,471	26
Morgan Stanley Capital I Trust, Series 2005-HQ6, Class AJ, 5.073%, 8/13/42	600,000	629
Nissan Auto Lease Trust, Series 2013-A, Class A3, 0.61%, 4/15/16	1,000,000	995
Residential Asset Securities Corp., Series 2006-KS4, Class A3, 0.343%, 6/25/36	2,377,170	2,331
Santander Drive Auto Receivables Trust, Series 2011-1, Class B, 2.35%, 11/16/15	165,000	166
Santander Drive Auto Receivables Trust, Series 2011-3, Class C, 3.09%, 5/15/17	200,000	205

	Structured Products (29.4%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.624%, 12/25/34	590,434	597

	Total Structured Products
	(Cost: $49,369)		49,006

	Short-Term Investments (4.7%)

	Commercial Paper (4.7%)
(b)	Alpine Securitization Corp., 0.15%, 7/24/13	1,000,000	1,000
(b)	Caterpillar Financial Services Corp., 0.12%, 7/25/13	1,000,000	1,000
(b)	Darden Restaurants, Inc., 0.14%, 7/1/13	1,000,000	1,000
(b)	Federal National Mortgage Association, 0.07%, 8/22/13	1,000,000	999
(b)	John Deere Bank SA, 0.10%, 7/16/13	1,000,000	1,000
(b)	Public Service Electric & Gas Co., 0.20%, 7/1/13	800,000	800
(b)	Sheffield Receivables Corp., 0.14%, 7/23/13	1,000,000	1,000
(b)	Xcel Energy, Inc., 0.22%, 7/10/13	1,000,000	1,000

	Total		7,799

	Total Short-Term Investments
	(Cost: $7,799)		7,799

	Total Investments (102.2%)
	(Cost: $170,973)(a)		170,436

	Other Assets, Less Liabilities (-2.2%)		(3,702)

	Net Assets (100.0%)		166,734

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio	73

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013 the value of these securities (in thousands) was $12,791 representing 7.7% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $170,973 and the net unrealized depreciation of investments based on that cost was $537 which is comprised of $850 aggregate gross unrealized appreciation and $1,387 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2013, $8,786)	72	9/13	$70
US Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2013, $1,124)	8	9/13	38
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2013, $18,668)	145	9/13	315
US Two Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2013, $18,494)	84	9/13	(14)

(f)	Foreign Bond — par value is foreign denominated

— Morgan Stanley — Brazilian Real

(h)	Forward foreign currency contracts outstanding on June 30, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	BRL	320	11/13	$16	$-	$16

					$16	$-	$16

BRL — Brazilian Real

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$67,331	$-
Foreign Bonds	-	-	150
Municipal Bonds	-	971	-
Corporate Bonds	-	45,179	-
Structured Products	-	48,529	477
Short-Term Investments	-	7,799	-
Other Financial Instruments^
Futures	424	-	-
Forward Currency Contracts	-	16	-
Liabilities:
Other Financial Instruments^
Futures	(14)	-	-
Total	$410	$169,825	$627

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

74	Short-Term Bond Portfolio

Select Bond Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 30% of the Portfolio is invested in foreign securities, and no more than 20% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. A portion of the Portfolio’s assets may be invested in lower quality debt securities which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purpose keeping with its investment objective. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Select Bond Portfolio	75

Select Bond Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$974.69	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.61

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

76	Select Bond Portfolio

Select Bond Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.5%)
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	740,000	857
Boeing Capital Corp., 2.125%, 8/15/16	745,000	766
General Dynamics Corp., 2.25%, 11/15/22	1,200,000	1,086
L-3 Communications Corp., 5.20%, 10/15/19	950,000	1,023
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,131
Lockheed Martin Corp., 3.35%, 9/15/21	315,000	313
Lockheed Martin Corp., 4.07%, 12/15/42	267,000	233
Lockheed Martin Corp., 7.65%, 5/1/16	500,000	585
Northrop Grumman Corp., 4.75%, 6/1/43	1,250,000	1,195
Raytheon Co., 3.125%, 10/15/20	1,000,000	1,006

Total		8,195

Autos & Vehicle Parts (1.0%)
American Honda Finance Corp., 2.125%, 2/28/17 144A	1,520,000	1,537
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	170,000	175
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	1,910,000	1,975
Ford Motor Co., 7.45%, 7/16/31	1,180,000	1,413
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	1,500,000	1,444
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	1,250,000	1,253
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	940,000	982
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,255,000	1,359
General Motors Financial Co., 2.75%, 5/15/16 144A	1,095,000	1,077
General Motors Financial Co., 3.25%, 5/15/18 144A	435,000	423
General Motors Financial Co., 4.25%, 5/15/23 144A	1,060,000	987
PACCAR, Inc., 6.875%, 2/15/14	140,000	145
Toyota Motor Credit Corp., 1.75%, 5/22/17	1,845,000	1,839
Toyota Motor Credit Corp., 3.30%, 1/12/22	1,800,000	1,787

Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

Autos & Vehicle Parts continued
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	1,075,000	1,118

Total		17,514

Banking (4.2%)
American Express Co., 6.15%, 8/28/17	875,000	1,014
American Express Credit Corp., 5.125%, 8/25/14	760,000	797
Bank of America Corp., 3.30%, 1/11/23	2,285,000	2,160
Bank of America Corp., 3.625%, 3/17/16	885,000	924
Bank of America Corp., 3.75%, 7/12/16	335,000	351
Bank of America Corp., 5.75%, 12/1/17	985,000	1,095
Bank of Montreal, 2.55%, 11/6/22	1,025,000	951
The Bank of New York Mellon Corp., 3.55%, 9/23/21	2,025,000	2,064
Bank of Nova Scotia, 1.375%, 12/18/17	1,275,000	1,238
Barclays Bank PLC, 5.00%, 9/22/16	125,000	138
Barclays Bank PLC, 6.05%, 12/4/17 144A	1,555,000	1,682
Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	1,170,000	1,140
Citigroup, Inc., 3.375%, 3/1/23	710,000	679
Citigroup, Inc., 3.50%, 5/15/23	2,505,000	2,250
Citigroup, Inc., 3.953%, 6/15/16	6,155,000	6,488
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, 3.875%, 2/8/22	410,000	413
Cooperative Centrale Raiffeisen-Boerenleenbank BA of Netherlands, 4.50%, 1/11/21	325,000	343
Deutsche Bank AG, 4.296%, 5/24/28	1,555,000	1,436
Fifth Third Bank, 4.75%, 2/1/15	1,215,000	1,281
The Goldman Sachs Group, Inc., 3.625%, 1/22/23	710,000	679
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	1,895,000	2,120

	Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	The Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,115,000	1,256
	HSBC Bank PLC, 4.75%, 1/19/21 144A	30,000	33
	HSBC Holdings PLC, 5.10%, 4/5/21	875,000	961
	JPMorgan Chase & Co., 3.15%, 7/5/16	6,890,000	7,156
	JPMorgan Chase & Co., 3.20%, 1/25/23	710,000	674
	JPMorgan Chase & Co., 6.00%, 1/15/18	720,000	822
	Merrill Lynch & Co., Inc., 6.40%, 8/28/17	3,110,000	3,512
	Morgan Stanley, 1.75%, 2/25/16	1,260,000	1,248
	Morgan Stanley, 3.75%, 2/25/23	2,350,000	2,247
	Morgan Stanley, 3.80%, 4/29/16	1,175,000	1,222
	Morgan Stanley, 4.10%, 5/22/23	1,885,000	1,742
	Morgan Stanley, 4.75%, 3/22/17	1,830,000	1,941
	Nordea Bank AB, 1.625%, 5/15/18 144A	1,880,000	1,818
	Nordea Bank AB, 4.875%, 1/27/20 144A	440,000	484
	The Northern Trust Co., 5.85%, 11/9/17 144A	250,000	285
	PNC Bank NA, 2.95%, 1/30/23	2,280,000	2,103
	Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	1,865,000	1,769
	The Royal Bank of Scotland PLC, 5.625%, 8/24/20	765,000	830
	Standard Chartered PLC, 3.20%, 5/12/16 144A	960,000	1,004
	Standard Chartered PLC, 3.95%, 1/11/23 144A	1,495,000	1,391
	State Street Corp., 2.875%, 3/7/16	585,000	611
	SunTrust Bank/Atlanta GA, 2.75%, 5/1/23	845,000	777
	SunTrust Banks, Inc., 6.00%, 9/11/17	570,000	654
	U.S. Bancorp, 3.442%, 2/1/16	1,065,000	1,116
	Wachovia Corp., 5.75%, 2/1/18	280,000	322
(d,n)	Washington Mutual Bank, 6.75%, 5/20/36	520,000	-
(d,n)	Washington Mutual Bank, 6.875%, 6/15/11	505,000	-
	Wells Fargo & Co., 1.50%, 1/16/18	1,815,000	1,770

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio	77

Select Bond Portfolio

Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Wells Fargo & Co., 3.45%, 2/13/23	1,635,000	1,561
Wells Fargo & Co., 4.60%, 4/1/21	1,085,000	1,182
Wells Fargo & Co., 7.98%, 3/29/49	250,000	283

Total		70,017

Basic Materials (0.4%)
Ball Corp., 4.00%, 11/15/23	2,500,000	2,312
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 144A	1,775,000	1,673
Georgia-Pacific LLC, 3.734%, 7/15/23 144A	805,000	783
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	1,430,000	1,595
Georgia-Pacific LLC, 7.75%, 11/15/29	90,000	116

Total		6,479

Builders & Building Materials (0.1%)
Lennar Corp., 4.125%, 12/1/18 144A	1,250,000	1,184

Total		1,184

Capital Goods (0.3%)
Caterpillar Financial Services Corp., 1.625%, 6/1/17	855,000	850
Caterpillar, Inc., 3.803%, 8/15/42	710,000	619
Deere & Co., 2.60%, 6/8/22	1,200,000	1,144
John Deere Capital Corp., 0.70%, 9/4/15	900,000	898
John Deere Capital Corp., 1.20%, 10/10/17	615,000	598
John Deere Capital Corp., 2.25%, 4/17/19	690,000	689
John Deere Capital Corp., 2.80%, 1/27/23	925,000	877

Total		5,675

Chemicals (0.5%)
Agrium, Inc., 3.15%, 10/1/22	655,000	616
Agrium, Inc., 4.90%, 6/1/43	1,415,000	1,337
Celanese US Holdings LLC, 4.625%, 11/15/22	625,000	613
E.I. du Pont de Nemours & Co., 3.625%, 1/15/21	1,500,000	1,562
Eastman Chemical Co., 7.25%, 1/15/24	110,000	132
LyondellBasell Industries NV, 5.00%, 4/15/19	475,000	517
LyondellBasell Industries NV, 5.75%, 4/15/24	1,125,000	1,237

Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

Chemicals continued
LyondellBasell Industries NV, 6.00%, 11/15/21	605,000	680
Monsanto Co., 5.125%, 4/15/18	55,000	62
Praxair, Inc., 3.55%, 11/7/42	1,250,000	1,071
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	625,000	628

Total		8,455

Conglomerate & Diversified Manufacturing (0.4%)
Eaton Corp., 2.75%, 11/2/22 144A	2,700,000	2,526
Honeywell International, Inc., 4.25%, 3/1/21	1,000,000	1,094
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/19 144A	300,000	296
Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23 144A	310,000	308
Roper Industries, Inc., 3.125%, 11/15/22	990,000	936
United Technologies Corp., 3.10%, 6/1/22	1,620,000	1,600
United Technologies Corp., 4.50%, 6/1/42	750,000	739

Total		7,499

Consumer Products & Retailing (1.6%)
Colgate-Palmolive Co., 2.10%, 5/1/23	1,465,000	1,334
Costco Wholesale Corp., 1.70%, 12/15/19	2,210,000	2,128
CVS Caremark Corp., 6.25%, 6/1/27	1,475,000	1,748
CVS Pass-Through Trust, 6.036%, 12/10/28	796,295	898
Delhaize Group SA, 4.125%, 4/10/19	1,310,000	1,349
Delhaize Group SA, 5.70%, 10/1/40	570,000	541
The Gap, Inc., 5.95%, 4/12/21	1,650,000	1,825
The Home Depot, Inc., 4.40%, 4/1/21	250,000	274
The Home Depot, Inc., 5.40%, 3/1/16	250,000	279
The Home Depot, Inc., 5.875%, 12/16/36	585,000	688
The Kroger Co., 7.50%, 4/1/31	735,000	890
Limited Brands, Inc., 5.625%, 2/15/22	1,200,000	1,218
Lorillard Tobacco Co., 3.75%, 5/20/23	2,500,000	2,307
Lowe’s Cos., Inc., 3.80%, 11/15/21	200,000	208
McDonald’s Corp., 2.625%, 1/15/22	1,000,000	962

Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
NIKE, Inc., 2.25%, 5/1/23	980,000	902
NIKE, Inc., 3.625%, 5/1/43	1,115,000	986
Nordstrom, Inc., 6.25%, 1/15/18	330,000	384
Nordstrom, Inc., 7.00%, 1/15/38	225,000	296
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	541
SC Johnson & Son, Inc., 4.00%, 5/15/43 144A	560,000	502
Target Corp., 2.90%, 1/15/22	1,000,000	979
Target Corp., 6.50%, 10/15/37	405,000	502
TJX Cos., Inc., 2.50%, 5/15/23	665,000	616
Unilever Capital Corp., 4.25%, 2/10/21	1,000,000	1,089
Wal-Mart Stores, Inc., 2.80%, 4/15/16	450,000	473
Wal-Mart Stores, Inc., 3.25%, 10/25/20	735,000	760
Wal-Mart Stores, Inc., 3.625%, 7/8/20	390,000	412
Wal-Mart Stores, Inc., 4.875%, 7/8/40	625,000	651
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,480,000	1,712

Total		27,454

Electric Utilities (2.3%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	678
Alabama Power Co., 3.95%, 6/1/21	1,170,000	1,237
Ameren Corp., 8.875%, 5/15/14	350,000	373
Appalachian Power Co., 4.60%, 3/30/21	590,000	635
Arizona Public Service Co., 5.05%, 9/1/41	535,000	555
Arizona Public Service Co., 8.75%, 3/1/19	115,000	149
Bruce Mansfield Unit, 6.85%, 6/1/34	361,412	391
Carolina Power & Light Co., 2.80%, 5/15/22	910,000	873
Carolina Power & Light Co., 4.10%, 3/15/43	1,900,000	1,736
Carolina Power & Light Co., 5.15%, 4/1/15	320,000	345
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	444
Commonwealth Edison Co., 4.00%, 8/1/20	565,000	605
Commonwealth Edison Co., 5.875%, 2/1/33	100,000	119
Commonwealth Edison Co., 6.15%, 9/15/17	140,000	163

The Accompanying Notes are an Integral Part of the Financial Statements.

78	Select Bond Portfolio

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Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Connecticut Light & Power Co., 5.65%, 5/1/18	160,000	187
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	1,127
The Detroit Edison Co., 3.45%, 10/1/20	635,000	663
The Detroit Edison Co., 5.45%, 2/15/35	105,000	115
Dominion Resources, Inc., 1.40%, 9/15/17	1,250,000	1,224
DTE Energy Co., 6.375%, 4/15/33	415,000	478
Duke Energy Corp., 6.25%, 6/15/18	50,000	58
Duke Energy Indiana, Inc., 3.75%, 7/15/20	1,180,000	1,238
Entergy Corp., 5.125%, 9/15/20	1,310,000	1,374
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	678
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,250
Exelon Generation Co. LLC, 6.20%, 10/1/17	455,000	520
FirstEnergy Corp., 4.25%, 3/15/23	1,640,000	1,524
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	85,377	86
Mississippi Power Co., 4.75%, 10/15/41	970,000	950
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	615,000	674
Nevada Power Co., 5.95%, 3/15/16	165,000	184
NextEra Energy Capital Holdings, Inc., 4.50%, 6/1/21	1,105,000	1,185
Northeast Utilities, 2.80%, 5/1/23	895,000	836
Northern States Power Co./MN, 2.60%, 5/15/23	1,255,000	1,182
NSTAR LLC, 4.50%, 11/15/19	55,000	61
NV Energy, Inc., 6.25%, 11/15/20	535,000	627
Ohio Edison Co., 6.875%, 7/15/36	130,000	158
Ohio Power Co., 5.375%, 10/1/21	600,000	690
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,750,000	1,823
Pacific Gas & Electric Co., 5.625%, 11/30/17	300,000	347
PacifiCorp., 3.85%, 6/15/21	1,170,000	1,233
Peco Energy Co., 2.375%, 9/15/22	785,000	727

Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	216
PPL Capital Funding, Inc., 4.20%, 6/15/22	670,000	674
PPL Capital Funding, Inc., 4.70%, 6/1/43	940,000	854
PPL Energy Supply LLC, 6.50%, 5/1/18	145,000	168
Public Service Co. of Colorado, 2.50%, 3/15/23	635,000	594
Public Service Co. of Colorado, 3.20%, 11/15/20	785,000	804
Public Service Co. of New Mexico, 5.35%, 10/1/21	650,000	693
Public Service Electric & Gas Co., 3.50%, 8/15/20	685,000	721
Public Service Electric & Gas Co., 3.65%, 9/1/42	535,000	471
Puget Sound Energy, Inc., 6.274%, 3/15/37	370,000	457
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	212
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	312
Tampa Electric Co., 5.40%, 5/15/21	95,000	111
Union Electric Co., 3.90%, 9/15/42	715,000	651
Union Electric Co., 6.40%, 6/15/17	140,000	164
Union Electric Co., 6.70%, 2/1/19	195,000	238
Virginia Electric & Power Co., 3.45%, 9/1/22	945,000	958
Virginia Electric & Power Co., 5.40%, 4/30/18	60,000	69

Total		37,869

Energy (1.4%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	1,140,000	1,311
Apache Corp., 2.625%, 1/15/23	1,265,000	1,166
Apache Corp., 3.25%, 4/15/22	1,000,000	985
Apache Corp., 4.75%, 4/15/43	605,000	574
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	595,000	675
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	149
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	291
ConocoPhillips, 6.00%, 1/15/20	2,345,000	2,790

Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Continental Resources, Inc., 4.50%, 4/15/23 144A	625,000	608
Denbury Resources, Inc., 4.625%, 7/15/23	2,250,000	2,076
Devon Energy Corp., 1.875%, 5/15/17	595,000	587
Devon Energy Corp., 3.25%, 5/15/22	910,000	881
Encana Corp., 3.90%, 11/15/21	795,000	807
Encana Corp., 6.50%, 2/1/38	325,000	361
Ensco PLC, 4.70%, 3/15/21	880,000	934
EOG Resources, Inc., 4.40%, 6/1/20	340,000	374
Marathon Oil Corp., 6.60%, 10/1/37	130,000	155
Nabors Industries, Inc., 6.15%, 2/15/18	960,000	1,071
National Oilwell Varco, Inc., 1.35%, 12/1/17	195,000	190
National Oilwell Varco, Inc., 2.60%, 12/1/22	685,000	642
Noble Energy, Inc., 4.15%, 12/15/21	305,000	315
Noble Energy, Inc., 6.00%, 3/1/41	425,000	479
Occidental Petroleum Corp., 3.125%, 2/15/22	1,000,000	969
Occidental Petroleum Corp., 4.125%, 6/1/16	385,000	418
Petrohawk Energy Corp., 6.25%, 6/1/19	1,260,000	1,383
Sempra Energy, 2.30%, 4/1/17	1,020,000	1,033
Sempra Energy, 6.15%, 6/15/18	215,000	251
Talisman Energy, Inc., 3.75%, 2/1/21	1,055,000	1,053
Transocean, Inc., 6.375%, 12/15/21	960,000	1,079
Weatherford International, Ltd., 5.95%, 4/15/42	600,000	567

Total		24,174

Entertainment (0.1%)
Historic TW, Inc., 6.625%, 5/15/29	880,000	1,027
Historic TW, Inc., 6.875%, 6/15/18	180,000	216
The Walt Disney Co., 2.55%, 2/15/22	1,000,000	954

Total		2,197

Finance (0.6%)
General Electric Capital Corp., 3.10%, 1/9/23	2,385,000	2,253
General Electric Capital Corp., 5.625%, 5/1/18	3,635,000	4,169

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio	79

Select Bond Portfolio

	Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

	Finance continued
	General Electric Capital Corp./LJ VP Holdings LLC, 3.80%, 6/18/19 144A	1,550,000	1,613
	International Lease Finance Corp., 5.75%, 5/15/16	335,000	344
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	385,000	94
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	480,000	118
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	40,000	43
	SLM Corp., 6.00%, 1/25/17	1,390,000	1,453
	SLM Corp., 7.25%, 1/25/22	75,000	79

	Total		10,166

	Food & Beverage (1.6%)
	Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	200,000	229
	Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,575,000	1,470
	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	1,180,000	1,360
	Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,260,000	1,848
	Archer-Daniels-Midland Co., 4.479%, 3/1/21	335,000	358
	Beam, Inc., 3.25%, 5/15/22	460,000	443
	The Coca-Cola Co., 2.50%, 4/1/23	1,200,000	1,136
	The Coca-Cola Co., 3.15%, 11/15/20	1,170,000	1,199
	ConAgra Foods, Inc., 1.90%, 1/25/18	580,000	570
	ConAgra Foods, Inc., 4.65%, 1/25/43	635,000	588
	Constellation Brands, Inc., 4.25%, 5/1/23	625,000	590
	Diageo Capital PLC, 1.125%, 4/29/18	935,000	898
	Diageo Capital PLC, 2.625%, 4/29/23	680,000	633
	Diageo Capital PLC, 3.875%, 4/29/43	495,000	438
	General Mills, Inc., 3.15%, 12/15/21	900,000	899
	Heineken NV, 1.40%, 10/1/17 144A	430,000	418
	Heineken NV, 2.75%, 4/1/23 144A	645,000	591
	Heineken NV, 4.00%, 10/1/42 144A	170,000	145

Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
Kellogg Co., 3.25%, 5/21/18	375,000	393
Kraft Foods Group, Inc., 2.25%, 6/5/17	285,000	287
Kraft Foods Group, Inc., 3.50%, 6/6/22	855,000	847
Kraft Foods Group, Inc., 5.375%, 2/10/20	480,000	541
Kraft Foods Group, Inc., 6.125%, 8/23/18	750,000	881
Mead Johnson Nutrition Co., 4.90%, 11/1/19	960,000	1,054
Mondelez International, Inc., 6.125%, 2/1/18	265,000	306
Mondelez International, Inc., 6.50%, 8/11/17	1,250,000	1,453
Mondelez International, Inc., 6.50%, 2/9/40	1,485,000	1,772
PepsiCo, Inc., 2.75%, 3/5/22	1,000,000	958
PepsiCo, Inc., 3.125%, 11/1/20	1,590,000	1,619
PepsiCo, Inc., 7.90%, 11/1/18	345,000	442
Pernod-Ricard SA, 5.75%, 4/7/21 144A	840,000	933
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	920,000	936

Total		26,235

Foreign Agencies (0.5%)
Eksportfinans ASA, 2.00%, 9/15/15	6,000,000	5,760
Pemex Project Funding Master Trust, 6.625%, 6/15/35	200,000	210
Statoil ASA, 2.45%, 1/17/23	1,900,000	1,760

Total		7,730

Gaming/Leisure/Lodging (0.1%)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 5/30/23 144A	935,000	865

Total		865

Healthcare (0.5%)
Express Scripts Holding Co., 2.65%, 2/15/17	545,000	555
Express Scripts Holding Co., 3.125%, 5/15/16	220,000	229
Express Scripts Holding Co., 3.50%, 11/15/16	900,000	955
Express Scripts Holding Co., 3.90%, 2/15/22	285,000	289
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	620,000	645

Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	465,000	489
McKesson Corp., 2.85%, 3/15/23	430,000	405
Medco Health Solutions, Inc., 7.125%, 3/15/18	1,050,000	1,265
Tenet Healthcare Corp., 4.375%, 10/1/21 144A	2,820,000	2,587
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	405,000	392

Total		7,811

Insurance (0.8%)
Aetna, Inc., 1.50%, 11/15/17	140,000	136
Aetna, Inc., 2.75%, 11/15/22	395,000	364
American International Group, Inc., 4.875%, 6/1/22	930,000	991
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	1,250,000	1,209
Hartford Financial Services Group, Inc., 4.30%, 4/15/43	250,000	217
MassMutual Global Funding II, 2.30%, 9/28/15 144A	1,250,000	1,293
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	1,340,000	1,423
New York Life Global Funding, 2.45%, 7/14/16 144A	1,140,000	1,181
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	1,863,000	1,923
Prudential Financial, Inc., 5.375%, 6/21/20	420,000	471
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	154
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	1,665,000	2,033
UnitedHealth Group, Inc., 1.40%, 10/15/17	180,000	177
UnitedHealth Group, Inc., 2.75%, 2/15/23	210,000	195
UnitedHealth Group, Inc., 2.875%, 3/15/22	210,000	200
UnitedHealth Group, Inc., 3.95%, 10/15/42	90,000	77
UnitedHealth Group, Inc., 4.70%, 2/15/21	595,000	652
WellPoint, Inc., 3.125%, 5/15/22	105,000	100
WellPoint, Inc., 3.30%, 1/15/23	1,090,000	1,038

The Accompanying Notes are an Integral Part of the Financial Statements.

80	Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

Insurance continued
WellPoint, Inc., 3.70%, 8/15/21	45,000	45
WellPoint, Inc., 4.35%, 8/15/20	20,000	21

Total		13,900

Media (0.7%)
Comcast Corp., 2.85%, 1/15/23	2,725,000	2,587
Comcast Corp., 5.875%, 2/15/18	800,000	934
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	2,125,000	2,041
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	150,000	156
Discovery Communications LLC, 5.05%, 6/1/20	326,000	362
DISH DBS Corp., 5.00%, 3/15/23	1,250,000	1,203
NBCUniversal Media LLC, 2.875%, 4/1/16	890,000	930
NBCUniversal Media LLC, 6.40%, 4/30/40	695,000	831
News America, Inc., 6.90%, 8/15/39	170,000	200
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	901
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	860
Videotron, Ltd., 5.00%, 7/15/22	600,000	585

Total		11,590

Metals & Mining (0.8%)
Barrick Gold Corp., 3.85%, 4/1/22	1,210,000	1,018
Barrick Gold Corp., 4.10%, 5/1/23 144A	950,000	794
Barrick North America Finance LLC, 4.40%, 5/30/21	820,000	733
Barrick North America Finance LLC, 5.75%, 5/1/43 144A	950,000	768
Barrick North America Finance LLC, 6.80%, 9/15/18	375,000	397
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43 144A	465,000	410
Goldcorp, Inc., 3.70%, 3/15/23	1,465,000	1,297
Newmont Mining Corp., 3.50%, 3/15/22	1,515,000	1,297
Newmont Mining Corp., 6.25%, 10/1/39	245,000	235

Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued
Plains Exploration & Production Co., 6.125%, 6/15/19	550,000	583
Plains Exploration & Production Co., 6.50%, 11/15/20	385,000	408
Plains Exploration & Production Co., 6.75%, 2/1/22	685,000	726
Plains Exploration & Production Co., 6.875%, 2/15/23	550,000	589
Rio Tinto Finance USA PLC, 2.25%, 12/14/18	3,125,000	3,037
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	900,000	915
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	225,000	292
Teck Resources, Ltd., 3.00%, 3/1/19	170,000	165

Total		13,664

Oil & Gas (1.0%)
BP Capital Markets PLC, 1.846%, 5/5/17	1,230,000	1,232
BP Capital Markets PLC, 2.50%, 11/6/22	2,155,000	1,964
BP Capital Markets PLC, 4.50%, 10/1/20	295,000	320
BP Capital Markets PLC, 4.75%, 3/10/19	1,936,000	2,150
Cenovus Energy, Inc., 4.45%, 9/15/42	1,255,000	1,125
Chevron Corp., 1.718%, 6/24/18	620,000	614
Chevron Corp., 2.427%, 6/24/20	300,000	298
Chevron Corp., 3.191%, 6/24/23	345,000	343
Husky Energy, Inc., 3.95%, 4/15/22	1,355,000	1,375
Husky Energy, Inc., 7.25%, 12/15/19	195,000	240
Petro-Canada, 6.05%, 5/15/18	480,000	556
Shell International Finance BV, 1.125%, 8/21/17	1,255,000	1,228
Shell International Finance BV, 4.30%, 9/22/19	2,303,000	2,556
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	248
Total Capital International SA, 1.50%, 2/17/17	480,000	477
Total Capital SA, 4.45%, 6/24/20	1,440,000	1,570

Total		16,296

Pharmaceuticals (1.1%)
AbbVie, Inc., 1.75%, 11/6/17 144A	1,760,000	1,724

Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
AbbVie, Inc., 2.90%, 11/6/22 144A	1,085,000	1,015
Amgen, Inc., 3.875%, 11/15/21	1,500,000	1,544
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	425,000	519
Merck & Co., Inc., 2.80%, 5/18/23	625,000	591
Merck & Co., Inc., 3.875%, 1/15/21	2,145,000	2,290
Merck & Co., Inc., 4.75%, 3/1/15	500,000	534
Merck & Co., Inc., 5.75%, 11/15/36	250,000	293
Merck & Co., Inc., 6.40%, 3/1/28	125,000	155
Mylan, Inc., 2.60%, 6/24/18 144A	615,000	606
Mylan, Inc., 3.125%, 1/15/23 144A	830,000	759
The Novartis Capital Corp., 2.40%, 9/21/22	1,860,000	1,748
Perrigo Co., 2.95%, 5/15/23	1,085,000	1,003
Pfizer, Inc., 5.35%, 3/15/15	450,000	484
Roche Holdings, Inc., 6.00%, 3/1/19 144A	590,000	704
Sanofi-Aventis SA, 2.625%, 3/29/16	1,750,000	1,822
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	920,000	862
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	430,000	411
Watson Pharmaceuticals, Inc., 1.875%, 10/1/17	135,000	132
Watson Pharmaceuticals, Inc., 3.25%, 10/1/22	360,000	336
Wyeth LLC, 5.50%, 2/15/16	35,000	39
Wyeth LLC, 5.95%, 4/1/37	835,000	980

Total		18,551

Pipelines (1.1%)
Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 5/15/23	1,875,000	1,739
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	140
El Paso LLC, 7.00%, 6/15/17	420,000	456
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	500,000	443
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	2,660,000	2,854

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Energy Transfer Partners LP, 4.65%, 6/1/21	460,000	476
Energy Transfer Partners LP, 6.05%, 6/1/41	1,205,000	1,218
Energy Transfer Partners LP, 6.70%, 7/1/18	440,000	517
Enterprise Products Operating LLC, 3.20%, 2/1/16	880,000	924
Enterprise Products Operating LLC, 4.85%, 3/15/44	1,265,000	1,200
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	1,150,000	1,284
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	224
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	1,430,000	1,501
Magellan Midstream Partners LP, 6.55%, 7/15/19	445,000	529
NiSource Finance Corp., 5.80%, 2/1/42	1,530,000	1,576
NiSource Finance Corp., 6.125%, 3/1/22	250,000	282
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	220,000	260
Spectra Energy Partners LP, 2.95%, 6/15/16	930,000	953
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 144A	1,560,000	1,392
Williams Partners LP, 3.35%, 8/15/22	235,000	216
Williams Partners LP, 4.00%, 11/15/21	225,000	221
Williams Partners LP, 4.125%, 11/15/20	90,000	91
Williams Partners LP, 5.25%, 3/15/20	740,000	795

Total		19,291

Real Estate Investment Trusts (1.1%)
AvalonBay Communities, Inc., 2.85%, 3/15/23	705,000	641
AvalonBay Communities, Inc., 2.95%, 9/15/22	365,000	338
AvalonBay Communities, Inc., 3.95%, 1/15/21	970,000	995
Boston Properties LP, 3.125%, 9/1/23	575,000	531
Boston Properties LP, 3.80%, 2/1/24	1,125,000	1,105
BRE Properties, Inc., 5.20%, 3/15/21	810,000	879
BRE Properties, Inc., 5.50%, 3/15/17	360,000	397

Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
Colonial Realty LP, 6.05%, 9/1/16	255,000	283
Corporate Office Properties LP, 3.60%, 5/15/23 144A	1,285,000	1,186
DDR Corp., 4.75%, 4/15/18	880,000	946
Duke Realty LP, 6.50%, 1/15/18	1,000,000	1,150
Essex Portfolio LP, 3.625%, 8/15/22	1,885,000	1,817
HCP, Inc., 3.75%, 2/1/16	520,000	548
HCP, Inc., 3.75%, 2/1/19	335,000	344
HCP, Inc., 6.00%, 1/30/17	290,000	325
HCP, Inc., 6.70%, 1/30/18	170,000	199
Health Care REIT, Inc., 3.625%, 3/15/16	440,000	461
Lexington Realty Trust, 4.25%, 6/15/23 144A	2,480,000	2,377
Piedmont Operating Partnership LP, 3.40%, 6/1/23 144A	2,085,000	1,899
Simon Property Group LP, 3.375%, 3/15/22	1,200,000	1,177
WEA Finance LLC, 7.125%, 4/15/18 144A	305,000	362

Total		17,960

Services (0.1%)
Republic Services, Inc., 5.25%, 11/15/21	515,000	566
Waste Management, Inc., 2.90%, 9/15/22	740,000	680
Waste Management, Inc., 4.60%, 3/1/21	655,000	703

Total		1,949

Technology (1.5%)
Apple, Inc., 1.00%, 5/3/18	990,000	951
Apple, Inc., 2.40%, 5/3/23	685,000	635
Apple, Inc., 3.85%, 5/4/43	675,000	600
Audatex North America, Inc., 6.00%, 6/15/21 144A	2,185,000	2,190
EMC Corp., 1.875%, 6/1/18	625,000	618
Equinix, Inc., 4.875%, 4/1/20	310,000	304
Equinix, Inc., 5.375%, 4/1/23	940,000	921
Fidelity National Information Services, Inc., 5.00%, 3/15/22	1,500,000	1,509
Hewlett-Packard Co., 3.00%, 9/15/16	910,000	935
Hewlett-Packard Co., 4.65%, 12/9/21	1,875,000	1,875
International Business Machines Corp., 1.625%, 5/15/20	2,500,000	2,340

Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

Technology continued
International Business Machines Corp., 1.95%, 7/22/16	540,000	554
International Business Machines Corp., 2.00%, 1/5/16	980,000	1,005
Microsoft Corp., 0.875%, 11/15/17	340,000	330
Microsoft Corp., 2.125%, 11/15/22	900,000	820
Microsoft Corp., 3.75%, 5/1/43	935,000	839
NCR Corp., 4.625%, 2/15/21	750,000	716
Oracle Corp., 1.20%, 10/15/17	900,000	874
Oracle Corp., 2.50%, 10/15/22	900,000	830
Oracle Corp., 3.875%, 7/15/20	2,190,000	2,337
Seagate HDD Cayman, 4.75%, 6/1/23 144A	2,500,000	2,331
Total System Services, Inc., 2.375%, 6/1/18	380,000	368
Total System Services, Inc., 3.75%, 6/1/23	635,000	590
Xerox Corp., 4.25%, 2/15/15	400,000	418

Total		24,890

Telecommunications (1.0%)
America Movil SAB de CV, 2.375%, 9/8/16	705,000	714
America Movil SAB de CV, 5.00%, 3/30/20	1,525,000	1,637
American Tower Corp., 3.50%, 1/31/23	540,000	494
American Tower Corp., 4.70%, 3/15/22	255,000	257
American Tower Corp., 7.00%, 10/15/17	300,000	348
AT&T, Inc., 2.625%, 12/1/22	1,875,000	1,716
AT&T, Inc., 2.95%, 5/15/16	1,310,000	1,369
AT&T, Inc., 3.00%, 2/15/22	1,000,000	961
AT&T, Inc., 5.55%, 8/15/41	2,260,000	2,353
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	880,000	830
CenturyLink, Inc., 5.15%, 6/15/17	665,000	700
CenturyLink, Inc., 5.80%, 3/15/22	625,000	616
CenturyLink, Inc., 6.45%, 6/15/21	1,365,000	1,423
Qwest Corp., 6.50%, 6/1/17	920,000	1,041

The Accompanying Notes are an Integral Part of the Financial Statements.

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	Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Telefonica Emisiones SAU, 3.729%, 4/27/15	855,000	880
	tw telecom holdings, Inc., 5.375%, 10/1/22	250,000	248
	Verizon Communications, Inc., 6.25%, 4/1/37	425,000	485
	Verizon Communications, Inc., 6.35%, 4/1/19	1,180,000	1,400
	Vodafone Group PLC, 5.375%, 1/30/15	40,000	43

	Total		17,515

	Transportation (0.4%)
	Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	1,950,000	1,898
	Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	685,000	661
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	585,000	607
	Canadian National Railway Co., 5.85%, 11/15/17	120,000	139
	CSX Corp., 3.70%, 10/30/20	115,000	119
	CSX Corp., 4.25%, 6/1/21	315,000	337
	CSX Corp., 5.60%, 5/1/17	725,000	817
	Norfolk Southern Corp., 2.903%, 2/15/23	1,099,000	1,036
	Union Pacific Corp., 4.30%, 6/15/42	1,255,000	1,192

	Total		6,806

	Total Corporate Bonds
	(Cost: $429,340)		431,931

	Foreign Bonds (0.1%)

	Governments (0.1%)
(f)	Federative Republic of Brazil, 8.50%, 1/5/24	3,145,000	1,304

	Total		1,304

	Total Foreign Bonds
	(Cost: $1,679)		1,304

	Governments (33.9%)

	Governments continued (33.9%)
	Federal Home Loan Mortgage Corp., 4.375%, 7/17/15	8,770,000	9,472
	Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,321
	US Department of Housing & Urban Development, 6.08%, 8/1/13	460,000	460

	Governments (33.9%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Department of Housing & Urban Development, 6.17%, 8/1/14	490,000	490
(g)	US Treasury, 0.125%, 12/31/14	170,985,000	170,678
	US Treasury, 0.25%, 3/31/15	52,000,000	51,943
(g)	US Treasury, 0.375%, 6/30/15	49,925,000	49,945
	US Treasury, 0.75%, 3/31/18	83,360,000	81,139
	US Treasury, 1.375%, 6/30/18	113,000,000	112,894
	US Treasury, 2.75%, 11/15/42	17,170,000	14,804
	US Treasury, 2.875%, 5/15/43	19,090,000	16,895
	US Treasury, 4.50%, 2/15/36	42,790,000	50,953
(k)	US Treasury, 5.375%, 2/15/31	6,265,000	8,161

	Total Governments
	(Cost: $577,811)		570,155

	Municipal Bonds (2.0%)

	Municipal Bonds (2.0%)
	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,930,000	2,030
	Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	100,000	116
	Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,525,000	1,568
	Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	500,000	564
	The City of New York, Series C-1, 5.517%, 10/1/37 GO	870,000	939
	Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,740,000	1,816
	Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,755,000	2,058
	Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	290,000	311
	Energy Northwest, Series E, 2.197%, 7/1/19 RB	1,685,000	1,664

Municipal Bonds (2.0%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	15,000	15
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	55,000	53
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.995%, 7/1/20 RB	2,480,000	2,324
The Illinois State Toll Highway Authority, Series A, 6.184%, 1/1/34 RB	280,000	328
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	875,000	1,073
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	2,400,000	2,837
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	285,000	343
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	550,000	737
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	3,830,000	3,894
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	775,000	1,032
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	640,000	687
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	170,000	191
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	1,510,000	1,490
State of California, Series A, 4.988%, 4/1/39 GO	1,440,000	1,405
State of California, Series 2010, 5.70%, 11/1/21 GO	1,140,000	1,303
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,970,000	2,108

The Accompanying Notes are an Integral Part of the Financial Statements.

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Municipal Bonds (2.0%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	522,000	511
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	1,230,000	1,468

Total Municipal Bonds
(Cost: $30,804)		32,865

Structured Products (37.4%)

Structured Products (37.4%)
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3, 2.845%, 3/1/26	1,040,000	1,002
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.456%, 2/14/43 IO	3,120,866	95
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.253%, 1/25/37	542,646	312
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.283%, 5/25/37	678,502	436
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class AJ, 4.75%, 6/11/41	2,985,000	3,086
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class A2, 5.613%, 6/11/50	1,020,281	1,029
Chase Issuance Trust, Series 2012-A5, Class A5, 0.59%, 8/15/17	3,500,000	3,484
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	199,310	202
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	2,335,000	2,345
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4, Class A6, 2.50%, 7/25/43	3,000,000	2,948
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,490,000	1,632

Structured Products (37.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	3,360,000	3,366
Discover Card Master Trust I, Series 2012-B3, Class B3, 0.642%, 5/15/18	5,500,000	5,418
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.546%, 2/15/31 IO	5,198,575	105
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.170%, 10/15/30 IO 144A	3,424,754	38
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	5,780,588	5,607
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.666%, 8/25/20 IO	26,340,504	2,001
Federal Home Loan Mortgage Corp., 3.00%, 11/1/21	514,955	534
Federal Home Loan Mortgage Corp., 3.00%, 11/1/25	1,029,219	1,059
Federal Home Loan Mortgage Corp., 3.00%, 8/1/26	2,968,388	3,053
Federal Home Loan Mortgage Corp., 3.00%, 11/1/26	1,381,642	1,421
Federal Home Loan Mortgage Corp., 3.00%, 12/1/26	302,446	311
Federal Home Loan Mortgage Corp., 3.00%, 1/1/27	3,061,037	3,149
Federal Home Loan Mortgage Corp., 3.00%, 4/1/27	1,960,392	2,024
Federal Home Loan Mortgage Corp., 3.00%, 10/1/42	613,094	599
Federal Home Loan Mortgage Corp., 3.00%, 11/1/42	7,805,138	7,619
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	10,866,179	10,608
Federal Home Loan Mortgage Corp., 3.50%, 1/1/21	60,581	63
Federal Home Loan Mortgage Corp., 3.50%, 1/1/26	2,080,083	2,161

Structured Products (37.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.50%, 4/1/26	2,499,391	2,597
Federal Home Loan Mortgage Corp., 3.50%, 6/1/26	3,548,551	3,687
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	1,859,875	1,933
Federal Home Loan Mortgage Corp., 3.50%, 1/1/41	1,219,298	1,239
Federal Home Loan Mortgage Corp., 3.50%, 12/1/41	1,956,093	1,984
Federal Home Loan Mortgage Corp., 3.50%, 4/1/42	1,430,705	1,451
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	90,302	92
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	1,751,322	1,776
Federal Home Loan Mortgage Corp., 3.50%, 9/1/42	18,534,419	18,800
Federal Home Loan Mortgage Corp., 4.00%, 9/1/20	7,740	8
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	291,785	307
Federal Home Loan Mortgage Corp., 4.00%, 7/1/24	264,597	277
Federal Home Loan Mortgage Corp., 4.00%, 2/1/25	358,432	376
Federal Home Loan Mortgage Corp., 4.00%, 6/1/25	369,751	388
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	4,951,532	5,194
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	1,705,332	1,808
Federal Home Loan Mortgage Corp., 4.00%, 12/1/26	172,357	181
Federal Home Loan Mortgage Corp., 4.00%, 8/1/31	772,296	811
Federal Home Loan Mortgage Corp., 4.00%, 11/1/40	2,684,841	2,794
Federal Home Loan Mortgage Corp., 4.00%, 12/1/40	5,958,075	6,244

The Accompanying Notes are an Integral Part of the Financial Statements.

84	Select Bond Portfolio

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Structured Products (37.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	7,856,007	8,174
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	17,585,536	18,297
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	8,636,899	9,006
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	3,259,661	3,399
Federal Home Loan Mortgage Corp., 4.00%, 9/1/41	1,268,053	1,319
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	1,493,453	1,557
Federal Home Loan Mortgage Corp., 4.00%, 1/1/42	8,418,114	8,778
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	418,959	446
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	838,067	883
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	98,356	99
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	254,745	257
Federal Home Loan Mortgage Corp., 4.50%, 6/1/38	624,731	659
Federal Home Loan Mortgage Corp., 4.50%, 3/1/39	1,420,685	1,495
Federal Home Loan Mortgage Corp., 4.50%, 4/1/39	588,862	620
Federal Home Loan Mortgage Corp., 4.50%, 7/1/39	326,740	345
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	55,567	59
Federal Home Loan Mortgage Corp., 4.50%, 10/1/39	585,110	616
Federal Home Loan Mortgage Corp., 4.50%, 12/1/39	111,448	117
Federal Home Loan Mortgage Corp., 4.50%, 3/1/40	5,321,151	5,608
Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	3,650,581	3,847

Structured Products (37.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 5/1/40	126,124	133
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,279,453	1,371
Federal Home Loan Mortgage Corp., 4.50%, 10/1/40	5,378,956	5,669
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	2,064,890	2,214
Federal Home Loan Mortgage Corp., 4.50%, 2/1/41	68,082	72
Federal Home Loan Mortgage Corp., 4.50%, 3/1/41	6,038,551	6,377
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	4,062,995	4,291
Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	478,568	504
Federal Home Loan Mortgage Corp., 4.50%, 6/1/41	2,866,833	3,021
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	15,250,900	16,105
Federal Home Loan Mortgage Corp., 4.50%, 8/1/41	97,391	103
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	687,639	730
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	158,839	171
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	534,465	574
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	163,399	175
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	1,876,670	2,048
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	708,643	773
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	6,343,524	6,923
Federal Home Loan Mortgage Corp., 5.00%, 4/1/36	3,187,727	3,409
Federal Home Loan Mortgage Corp., 5.00%, 11/1/38	8,042,622	8,574

Structur\ed Products (37.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 12/1/38	266,139	284
Federal Home Loan Mortgage Corp., 5.00%, 1/1/39	3,564,102	3,800
Federal Home Loan Mortgage Corp., 5.00%, 2/1/39	482,430	514
Federal Home Loan Mortgage Corp., 5.00%, 9/1/39	2,126,253	2,267
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	97,359	107
Federal Home Loan Mortgage Corp., 5.00%, 12/1/39	946,416	1,037
Federal Home Loan Mortgage Corp., 5.00%, 3/1/40	4,283,798	4,572
Federal Home Loan Mortgage Corp., 5.00%, 4/1/40	1,983,516	2,136
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	134,851	146
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	169,492	183
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	579,395	624
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	2,817,367	3,009
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	187,308	202
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	637,274	686
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	120,684	130
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	911,468	984
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	56,202	61
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	553,084	599
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	508,400	549
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	1,661,838	1,787

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio	85

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Structured Products (37.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	1,925,163	2,101
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	315,589	340
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	5,793,616	6,374
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	741,369	820
Federal Home Loan Mortgage Corp., 6.00%, 4/1/37	191,966	208
Federal Home Loan Mortgage Corp., 6.00%, 5/1/37	13,133	14
Federal Home Loan Mortgage Corp., 6.00%, 7/1/37	69,746	76
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	412,604	448
Federal Home Loan Mortgage Corp., 6.00%, 11/1/37	607,736	660
Federal Home Loan Mortgage Corp., 6.00%, 1/1/38	1,547,996	1,679
Federal Home Loan Mortgage Corp., 6.00%, 2/1/38	340,545	369
Federal Home Loan Mortgage Corp., 6.00%, 3/1/38	224,805	244
Federal Home Loan Mortgage Corp., 6.00%, 11/1/39	3,422,788	3,707
Federal Home Loan Mortgage Corp. TBA, 2.50%, 8/1/28	4,170,000	4,182
Federal Home Loan Mortgage Corp. TBA, 3.00%, 8/1/43	46,415,000	45,124
Federal Home Loan Mortgage Corp. TBA, 3.50%, 8/1/42	12,850,000	12,979
Federal National Mortgage Association, 2.50%, 7/1/27	3,945,511	3,975
Federal National Mortgage Association, 2.50%, 8/1/27	2,315,607	2,333

Structured Products (37.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 3.00%, 10/1/26	101,645	105
Federal National Mortgage Association, 3.00%, 3/1/27	1,645,773	1,695
Federal National Mortgage Association, 3.00%, 4/1/27	985,496	1,015
Federal National Mortgage Association, 3.00%, 6/1/27	2,688,880	2,769
Federal National Mortgage Association, 3.00%, 11/1/42	2,140,863	2,095
Federal National Mortgage Association, 3.00%, 2/1/43	4,781,985	4,679
Federal National Mortgage Association, 3.50%, 1/1/26	525,333	548
Federal National Mortgage Association, 3.50%, 4/1/26	1,761,883	1,836
Federal National Mortgage Association, 3.50%, 9/1/26	2,308,304	2,406
Federal National Mortgage Association, 3.50%, 11/1/41	1,084,751	1,103
Federal National Mortgage Association, 3.50%, 12/1/41	1,227,908	1,248
Federal National Mortgage Association, 3.50%, 2/1/42	5,910,970	6,009
Federal National Mortgage Association, 3.50%, 6/1/42	4,098,170	4,166
Federal National Mortgage Association, 3.50%, 10/1/42	17,891,972	18,188
Federal National Mortgage Association, 3.50%, 11/1/42	2,280,830	2,318
Federal National Mortgage Association, 3.50%, 5/1/43	7,200,000	7,324
Federal National Mortgage Association, 4.00%, 4/1/26	1,006,901	1,073
Federal National Mortgage Association, 4.00%, 5/1/26	1,460,422	1,541
Federal National Mortgage Association, 4.00%, 10/1/41	2,765,390	2,885
Federal National Mortgage Association, 4.00%, 12/1/41	3,275,622	3,417

Structured Products (37.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.00%, 1/1/42	1,506,434	1,572
Federal National Mortgage Association, 4.50%, 6/1/19	1,879,044	2,045
Federal National Mortgage Association, 4.50%, 8/1/19	202,021	214
Federal National Mortgage Association, 4.50%, 12/1/19	159,277	173
Federal National Mortgage Association, 4.50%, 7/1/20	397,949	429
Federal National Mortgage Association, 4.50%, 9/1/20	858,778	912
Federal National Mortgage Association, 4.50%, 9/1/24	1,133,018	1,201
Federal National Mortgage Association, 4.50%, 11/1/40	2,422,565	2,589
Federal National Mortgage Association, 4.50%, 1/1/41	2,157,803	2,314
Federal National Mortgage Association, 4.50%, 2/1/41	8,933,475	9,470
Federal National Mortgage Association, 4.50%, 3/1/41	342,007	363
Federal National Mortgage Association, 4.50%, 4/1/41	318,119	337
Federal National Mortgage Association, 4.50%, 5/1/41	15,262,919	16,183
Federal National Mortgage Association, 5.00%, 3/1/20	633,364	687
Federal National Mortgage Association, 5.00%, 5/1/20	1,766,705	1,901
Federal National Mortgage Association, 5.00%, 3/1/34	192,380	212
Federal National Mortgage Association, 5.00%, 11/1/35	3,294,778	3,551
Federal National Mortgage Association, 5.00%, 4/1/38	532,279	572
Federal National Mortgage Association, 5.00%, 4/1/41	6,975,427	7,592
Federal National Mortgage Association, 5.32%, 4/1/14	816,859	826

The Accompanying Notes are an Integral Part of the Financial Statements.

86	Select Bond Portfolio

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Structured Products (37.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	1,211,648	1,222
Federal National Mortgage Association, 5.50%, 4/1/21	410,791	444
Federal National Mortgage Association, 5.50%, 9/1/34	326,435	360
Federal National Mortgage Association, 5.50%, 3/1/35	1,843,040	2,058
Federal National Mortgage Association, 5.50%, 7/1/35	452,995	500
Federal National Mortgage Association, 5.50%, 8/1/35	564,412	623
Federal National Mortgage Association, 5.50%, 9/1/35	5,467,258	6,030
Federal National Mortgage Association, 5.50%, 10/1/35	1,290,595	1,421
Federal National Mortgage Association, 5.50%, 11/1/35	4,421,587	4,877
Federal National Mortgage Association, 5.50%, 1/1/36	2,657,735	2,928
Federal National Mortgage Association, 5.50%, 2/1/37	1,681,996	1,855
Federal National Mortgage Association, 5.50%, 3/1/37	417,232	460
Federal National Mortgage Association, 5.50%, 5/1/37	651,816	717
Federal National Mortgage Association, 5.50%, 6/1/37	126,268	139
Federal National Mortgage Association, 5.50%, 2/1/38	2,257,806	2,467
Federal National Mortgage Association, 5.50%, 3/1/38	267,868	296
Federal National Mortgage Association, 5.50%, 4/1/38	3,599,487	3,970
Federal National Mortgage Association, 5.50%, 5/1/38	4,909,519	5,402
Federal National Mortgage Association, 5.50%, 6/1/38	1,515,360	1,657
Federal National Mortgage Association, 6.00%, 5/1/35	48,501	54

Structured Products (37.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 6/1/35	13,842	15
Federal National Mortgage Association, 6.00%, 7/1/35	1,440,046	1,577
Federal National Mortgage Association, 6.00%, 10/1/35	483,394	529
Federal National Mortgage Association, 6.00%, 11/1/35	885,897	969
Federal National Mortgage Association, 6.00%, 6/1/36	1,097,897	1,216
Federal National Mortgage Association, 6.00%, 9/1/36	597,620	663
Federal National Mortgage Association, 6.00%, 1/1/37	3,193	3
Federal National Mortgage Association, 6.00%, 6/1/37	6,581	7
Federal National Mortgage Association, 6.00%, 10/1/37	3,224	4
Federal National Mortgage Association, 6.00%, 11/1/37	3,507,643	3,831
Federal National Mortgage Association, 6.00%, 12/1/37	2,281,196	2,479
Federal National Mortgage Association, 6.00%, 6/1/38	1,477,632	1,606
Federal National Mortgage Association, 6.00%, 10/1/38	2,377,167	2,583
Federal National Mortgage Association, 6.00%, 4/1/40	1,827,253	1,986
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	2,563,142	2,869
Federal National Mortgage Association, 6.50%, 10/1/36	341,268	376
Federal National Mortgage Association, 6.50%, 7/1/37	3,740,117	4,144
Federal National Mortgage Association, 6.50%, 9/1/37	1,722,191	1,916
Federal National Mortgage Association, 6.75%, 4/25/18	111,395	116
Federal National Mortgage Association TBA, 2.00%, 8/1/28	1,200,000	1,166

Structured Products (37.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association TBA, 2.50%, 8/1/27	12,245,000	12,289
Federal National Mortgage Association TBA, 3.00%, 8/1/28	2,890,000	2,966
Federal National Mortgage Association TBA, 3.50%, 8/1/41	5,040,000	5,103
Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.57%, 10/15/17	1,100,000	1,094
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	3,090,000	3,114
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	7,217,732	7,434
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	5,500,000	5,654
GE Capital Credit Card Master Note Trust, Series 2012-1, Class B, 1.62%, 1/15/18	7,000,000	7,009
Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17 144A	1,040,000	1,040
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	6,205,000	6,278
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	600,000	659
Government National Mortgage Association, 5.50%, 10/15/31	12,665	14
Government National Mortgage Association, 5.50%, 11/15/31	6,033	7
Government National Mortgage Association, 5.50%, 12/15/31	57,586	62
Government National Mortgage Association, 5.50%, 1/15/32	27,224	31
Government National Mortgage Association, 5.50%, 2/15/32	34,047	37
Government National Mortgage Association, 5.50%, 3/15/32	67,747	74
Government National Mortgage Association, 5.50%, 7/15/32	6,278	7

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (37.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.50%, 9/15/32	930,943	1,026
GS Mortgage Securities Corp. II, Series 2013-G1, Class A1, 2.059%, 4/10/31 144A	2,936,139	2,854
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	670,000	671
Honda Auto Receivables Owner Trust 2013-1, Class A3, 0.48%, 11/21/16	1,410,000	1,403
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class A5, 3.143%, 12/15/47	3,000,000	2,833
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB, 5.857%, 2/15/51	3,947,950	4,284
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.056%, 4/15/45	3,400,000	3,756
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AM, 6.078%, 2/12/51	1,200,000	1,347
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.00%, 9/25/19	256,490	265
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	282,602	294
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	224,126	236
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.263%, 1/25/37	1,344,264	549
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	233,099	252
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.809%, 12/12/49	2,750,000	3,104
Nissan Auto Lease Trust, Series 2013-A, Class A3, 0.61%, 4/15/16	950,000	945

	Structured Products (37.4%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	3,125,773	3,356
	Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	121,260	124
	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43	2,574,532	2,425
	Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	1,715,046	1,704
	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	3,330,000	3,585
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.624%, 12/25/34	783,488	792
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	189,709	192

	Total Structured Products
	(Cost: $619,953)		629,749

	Short-Term Investments (11.0%)

	Autos & Vehicle Parts (0.3%)
(b)	American Honda Finance Corp., 0.293%, 12/5/13 144A	5,000,000	5,000

	Total		5,000

	Commercial Banks Non-US (0.3%)
(b)	Bank of Nova Scotia/Houston, 0.697%, 10/18/13	5,000,000	5,008

	Total		5,008

	Finance (0.6%)
(b)	General Electric Capital Corp., 1.002%, 4/24/14	10,000,000	10,054

	Total		10,054

	Commercial Paper (10.4%)
(b)	Alpine Securitization Corp., 0.14%, 7/24/13	15,000,000	14,999
(b)	Alpine Securitization Corp., 0.15%, 7/24/13	4,800,000	4,799
(b)	Atlantic Asset Securitization LLC, 0.10%, 7/1/13	4,700,000	4,700
(b)	Bank Of America NA, 0.19%, 7/10/13	10,000,000	10,000

	Short-Term Investments (11.0%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued
(b)	Bank Of America NA, 0.19%, 7/17/13	10,000,000	10,000
(b)	Darden Restaurants, Inc ., 0.14%, 7/1/13	11,000,000	11,000
(b)	Federal Home Loan Bank Disc Corp., 0.055%, 7/31/13	10,000,000	9,999
(b)	Federal National Mortgage Association, 0.07%, 8/22/13	4,000,000	4,000
(b)	Govco LLC, 0.17%, 7/1/13	10,000,000	10,000
(b)	Govco LLC, 0.17%, 7/17/13	10,000,000	9,999
(b)	John Deere Bank SA, 0.09%, 7/17/13	15,000,000	14,999
(b)	John Deere Bank SA, 0.10%, 7/26/13	5,000,000	5,000
(b)	Kellogg Co., 0.16%, 7/1/13	5,000,000	5,000
(b)	Sheffield Receivables Corp., 0.14%, 7/19/13	6,100,000	6,099
(b)	Sheffield Receivables Corp., 0.14%, 7/23/13	10,000,000	9,999
(b)	Toyota Motor Credit Corp., 0.08%, 7/12/13	10,000,000	10,000
(b)	Toyota Motor Credit Corp., 0.10%, 7/9/13	10,000,000	10,000
(b)	Xcel Energy, Inc., 0.22%, 7/3/13	10,000,000	10,000
(b)	Xcel Energy, Inc., 0.22%, 7/11/13	5,000,000	5,000

	Total		165,593

	Total Short-Term Investments
	(Cost: $185,599)		185,655

	Total Investments (110.1%)
	(Cost: $1,845,186)(a)		1,851,659

	Other Assets, Less Liabilities (-10.1%)		(169,996)

	Net Assets (100.0%)		1,681,663

The Accompanying Notes are an Integral Part of the Financial Statements.

88	Select Bond Portfolio

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144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013 the value of these securities (in thousands) was $98,370 representing 5.9% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

PSF — Permanent School Fund

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $1,845,186 and the net unrealized appreciation of investments based on that cost was $6,473 which is comprised of $33,301 aggregate gross unrealized appreciation and $26,828 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2013, $7,952)	65	9/13	$(84)
US Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2013, $1,415)	10	9/13	56
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2013, $20,604)	160	9/13	354

(d)	Defaulted Security

(f)	Foreign Bond — par value is foreign denominated

- Federative Republic – Brazilian Real

(g)	All or portion of the securities have been loaned. See Note 4G in the Notes to Financial Statements.

(h)	Forward foreign currency contracts outstanding on June 30, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	BRL	2,500	11/13	$122	$-	$122

					$122	$-	$122

BRL — Brazilian Real

(k)	Securities with an aggregate value of $8,161 (in thousands) has been pledged as collateral for short sales on June 30, 2013.

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

(o)	Short sales outstanding on June 30, 2013.

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	3.50%	7/43	$7,200	$7,219	$7,309

The Accompanying Notes are an Integral Part of the Financial Statements.

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The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Government & Agency Bonds	$-	$570,155	$-
Foreign Bonds	-	-	1,304
Municipal Bonds	-	32,865	-
Corporate Bonds	-	431,931	-
Structured Products	-	624,142	5,607
Short-Term Investments	-	185,655	-
Other Financial Instruments^
Futures	410	-	-
Forward Currency Contracts	-	122	-
Liabilities:
Short Sales	-	(7,309)	-
Other Financial Instruments^
Futures	(84)	-	-
Total	$326	$1,837,561	$6,911

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

90	Select Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on fixed income investments.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 10% of the Portfolio is invested in securities rated A by Moody’s or S&P and no more than 25% of the Portfolio is invested in securities rated Aa by Moody’s or AA by S&P.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may invest in securities that are issued or guaranteed by the U.S. Government or its agencies, and in derivatives designed to replicate such securities. This guarantee is to timely repayment of the principal and interest if held to maturity, and does not apply to derivative securities held by the Portfolio. Guarantee does not eliminate market risk. The Portfolio may use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. Government bond funds that do not use derivatives. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Long-Term U.S. Government Bond Portfolio	91

Long-Term U.S. Government Bond Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$918.54	$ 3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.31

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

92	Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

Governments (99.1%)	Shares/ $ Par	Value $ (000’s)

Governments (99.1%)
Federal National Mortgage Association, 2.25%, 3/15/16	700,000	729
Federal National Mortgage Association, 5.625%, 7/15/37	300,000	372
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	120
Federal National Mortgage Association, 6.625%, 11/15/30	1,100,000	1,493
Federal National Mortgage Association, 7.125%, 1/15/30	700,000	986
Financing Corp., 8.60%, 9/26/19	700,000	956
Financing Corp. Stripped, 0.00%, 12/27/18	500,000	447
Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	1,133
Israel Government AID Bond, 0.00%, 2/15/23	100,000	74
Israel Government AID Bond, 0.00%, 5/15/23	500,000	368
Israel Government AID Bond, 5.50%, 9/18/33	300,000	364
Israel Government AID Bond, 5.50%, 9/18/23	800,000	968
Israel Government AID Bond, 5.50%, 12/4/23	300,000	361
Israel Government AID Bond, 5.50%, 4/26/24	100,000	121
Residual Funding Corp. Stripped, 0.00%, 4/15/30	4,100,000	2,200
Residual Funding Corp. Stripped, 0.00%, 10/15/20	2,000,000	1,690
Resolution Funding Corp. Stripped, 0.00%, 1/15/20	700,000	608
Resolution Funding Corp. Stripped, 0.00%, 4/15/28	400,000	235
Tennessee Valley Authority, 4.625%, 9/15/60	300,000	288
Tennessee Valley Authority Stripped, 0.00%, 5/1/30	500,000	254
US Treasury, 0.25%, 4/30/14	1,200,000	1,201

	Governments (99.1%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury, 0.75%, 6/15/14	300,000	302
	US Treasury, 1.875%, 4/30/14	200,000	203
	US Treasury, 2.00%, 11/15/21	1,300,000	1,278
	US Treasury, 2.75%, 11/15/42	1,300,000	1,121
	US Treasury, 3.125%, 11/15/41	8,000,000	7,500
	US Treasury, 3.125%, 2/15/42	16,200,000	15,167
	US Treasury, 3.75%, 8/15/41	500,000	528
	US Treasury, 4.25%, 11/15/40	15,750,000	18,110
	US Treasury, 4.375%, 11/15/39	5,600,000	6,564
	US Treasury, 4.50%, 5/15/38	500,000	597
	US Treasury, 4.50%, 8/15/39	2,505,000	2,995
	US Treasury, 4.625%, 2/15/40	900,000	1,097
	US Treasury, 5.375%, 2/15/31	500,000	651
(b)	US Treasury, 5.50%, 8/15/28	2,800,000	3,643
	US Treasury, 6.00%, 2/15/26	300,000	403
	US Treasury, 6.125%, 11/15/27	900,000	1,235
	US Treasury, 6.25%, 5/15/30	9,300,000	13,175
(k)	US Treasury, 6.75%, 8/15/26	100,000	143
	US Treasury, 8.75%, 8/15/20	600,000	876
	US Treasury Stripped, 0.00%, 5/15/33	1,000,000	495
	US Treasury Stripped, 0.00%, 5/15/37	1,400,000	598
	US Treasury Stripped, 0.00%, 11/15/39	900,000	347
	US Treasury Stripped, 0.00%, 5/15/40	11,400,000	4,301
	US Treasury Stripped, 0.00%, 2/15/41	1,400,000	512
	US Treasury Stripped, 0.00%, 5/15/42	800,000	276
	Vessel Management Services, Inc., 3.432%, 8/15/36	658,000	660

	Total Governments
	(Cost: $104,900)		97,745

Municipal Bonds (0.5%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (0.5%)
Massachusetts Educational Financing Authority, Series 2008-1, 1.251%, 4/25/38 GO	192,490	194
Poway Unified Public School District, Series 2007, 4.50%, 9/15/37 RB, AMBAC	200,000	176
South Carolina Student Loan Corp., Series 2008-1, 0.837%, 3/1/18 GO	122,223	122

Total Municipal Bonds
(Cost: $507)		492

Structured Products (6.0%)

Structured Products (6.0%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.547%, 7/25/33	4,236	4
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.618%, 8/25/33	4,235	4
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.433%, 2/15/19	28,391	29
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.00%, 8/15/32	2,200,000	2,124
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	421,888	470
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	834,447	925
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T61, Class 1A1, 1.575%, 7/25/44	25,082	26
Federal National Mortgage Association, Series 2007-114, Class A6, 0.404%, 10/27/37	100,000	100

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio	93

Long-Term U.S. Government Bond Portfolio

Structured Products (6.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	259,807	270
Federal National Mortgage Association, 5.00%, 6/1/35	241,083	260
Federal National Mortgage Association, 5.00%, 2/1/36	404,446	436
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 0.738%, 7/9/21 144A	311,273	310
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 2.407%, 5/25/33	12,369	12
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 3.214%, 5/25/33	3,505	4
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.454%, 11/25/35	29,721	28
SLM Student Loan Trust, Series 2007-2, Class A2, 0.301%, 7/25/17	177,907	177
SLM Student Loan Trust, Series 2008-7, Class A2, 0.801%, 10/25/17	111,723	112
SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.48%, 12/15/33 144A	223,166	217
SLM Student Loan Trust, Series 2008-9, Class A, 1.801%, 4/25/23	362,048	372
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.863%, 10/19/34	11,244	11
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.569%, 3/25/34	34,901	34

Total Structured Products
(Cost: $5,711)		5,925

Short-Term Investments (59.9%)

Money Market Funds (0.3%)
JPMorgan Money Market Fund	331,480	331

Total		331

Short-Term Investments (59.9%)	Shares/ $ Par	Value $ (000’s)

Repurchase Agreements (57.8%)
Federal Farm Credit Bank Repurchase, 0.22%, dated 6/28/13, due 7/1/13, (collateralized by Federal Farm Credit Bank Bond, 1.10%, 8/22/17 valued at $6,805,639, repurchase proceeds of $6,890,000)	6,890,000	6,890
Federal Home Loan Bank Disc Corp. Repurchase, 0.22%, dated 6/28/13, due 7/1/13, (collateralized by Federal Home Loan Bank Disc Corp. Bond, 0.45%, 3/18/16, valued at $9,641,024, repurchase proceeds of $9,700,000)	9,700,000	9,700
Federal National Mortgage Association Repurchase, 0.2% dated 6/28/13, due 7/1/13, (collateralized by Federal National Mortgage Association Bond, 3.50%, 5/1/43, valued at $9,868,021, repurchase proceeds of $9,700,000)	9,700,000	9,700
Federal National Mortgage Association Repurchase, 0.21%, dated 6/28/13, due 7/1/13, (collateralized by Federal National Mortgage Association Bond, 0.50%, 9/28/15, valued at $8,596,130, repurchase proceeds of $8,600,000)	8,600,000	8,600
Federal National Mortgage Association Repurchase, 0.22%, dated 6/28/13, due 7/1/13, (collateralized by Federal National Mortgage Association Bond, 1.05%, 1/30/18, valued at $2,751,718, repurchase proceeds of 2,810,000)	2,810,000	2,810

Short-Term Investments (59.9%)	Shares/ $ Par	Value $ (000’s)

Repurchase Agreements continued
US Treasury Inflation Index Bond Repurchase, 0.07%, dated 6/21/2013, due 7/8/13, (collateralized by US Treasury Inflation Index Bond, 2.00%, 1/15/14, valued at $9,226,545, repurchase proceeds of $9,100,000)	9,100,000	9,100
US Treasury Repurchase, 0.14%, dated 6/28/13, due 7/1/13, (collateralized by US Treasury Bond, 2.75%, 8/15/42, valued at $481,563, repurchase proceeds of $500,000)	500,000	500
US Treasury Repurchase, 0.17%, dated 6/28/13, due 7/1/13, (collateralized by US Treasury Note, 0.875%, 1/31/17, valued at $9,703,026, repurchase proceeds of $9,700,000)	9,700,000	9,700

Total		57,000

Treasury Bills (1.8%)
US Treasury Bill, 0.00%, 12/12/13	18,000	18
US Treasury Bill, 0.145%, 2/6/14	1,800,000	1,800

Total		1,818

Total Short-Term Investments
(Cost: $59,149)		59,149

Total Investments (165.5%)
(Cost: $170,267)(a)		163,311

Other Assets, Less Liabilities (-65.5%)		(64,644)

Net Assets (100.0%)		98,667

The Accompanying Notes are an Integral Part of the Financial Statements.

94	Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013 the value of these securities (in thousands) was $527 representing 0.5% of the net assets.

GO — General Obligation

RB — Revenue Bond

AMBAC — American Municipal Bond Assurance Corp.

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $170,267 and the net unrealized depreciation of investments based on that cost was $6,956 which is comprised of $1,777 aggregate gross unrealized appreciation and $8,733 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Long) (Total Notional Value at June 30, 2013, $1,401)	10	9/13	$(42)

(i)	Written options outstanding on June 30, 2013.

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - CBOT US Ten Year Treasury Note	$133.000	8/13	21	$- (m)
Put - CBOT US Ten Year Treasury Note	129.000	8/13	21	(59)

(Premiums Received $19)				$(59)

CBOT — Chicago Board of Trade

(k)	Cash and securities with an aggregate value of $185 (in thousands) have been pledged as collateral for written options on June 30, 2013.

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Government & Agency Bonds	$-	$97,745	$-
Municipal Bonds	-	492	-
Structured Products	-	5,925	-
	331
Short-Term Investments		58,818	-
Liabilities:
Other Financial Instruments^
Futures	(42)	-	-
Written Options		(59)
Total	$289	$162,921	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio	95

Inflation Protection Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

This Portfolio invests over 50% of its assets in inflation-linked bonds. Inflation-linked bonds issued by the U.S. Government, known as TIPs, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Neither the current market value of the inflation-linked bonds nor the share value of the fund that invests in them is guaranteed, and either or both may fluctuate. Those portions of the Portfolio which are not invested in inflation-linked securities will not be automatically protected from inflation. The Portfolio may use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so.

Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

96	Inflation Protection Portfolio

Inflation Protection Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$926.99	$ 2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.11

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Inflation Protection Portfolio	97

Inflation Protection Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.4%)
Boeing Capital Corp., 2.125%, 8/15/16	130,000	133
L-3 Communications Corp., 5.20%, 10/15/19	50,000	54
Lockheed Martin Corp., 2.125%, 9/15/16	100,000	102
Lockheed Martin Corp., 4.25%, 11/15/19	200,000	218
Raytheon Co., 2.50%, 12/15/22	300,000	276
Raytheon Co., 3.125%, 10/15/20	110,000	111

Total		894

Autos & Vehicle Parts (0.4%)
Daimler Finance North America LLC, 1.875%, 1/11/18 144A	200,000	195
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	200,000	193
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	107
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	100,000	101
Toyota Motor Credit Corp., 3.30%, 1/12/22	500,000	496

Total		1,092

Banking (2.4%)
American Express Co., 1.55%, 5/22/18	350,000	340
Bank of America Corp., 3.30%, 1/11/23	350,000	331
Bank of America Corp., 5.75%, 12/1/17	500,000	556
Bank of Montreal, 1.45%, 4/9/18	100,000	96
BB&T Corp., 2.05%, 6/19/18	100,000	99
The Bear Stearns Cos. LLC, 3.01%, 1/10/14	70,000	70
Capital One Financial Corp., 3.15%, 7/15/16	100,000	104
Citigroup, Inc., 1.75%, 5/1/18	200,000	191
Citigroup, Inc., 4.05%, 7/30/22	160,000	154
Citigroup, Inc., 4.587%, 12/15/15	500,000	534
Citigroup, Inc., 6.01%, 1/15/15	140,000	149
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, 3.875%, 2/8/22	200,000	201

Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

Banking continued
The Goldman Sachs Group, Inc., 3.625%, 1/22/23	100,000	96
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	230,000	254
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	100,000	112
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	200,000	225
HSBC Holdings PLC, 5.10%, 4/5/21	200,000	220
JPMorgan Chase & Co., 4.50%, 1/24/22	500,000	524
JPMorgan Chase & Co., 4.625%, 5/10/21	250,000	264
Morgan Stanley, 3.75%, 2/25/23	450,000	430
Morgan Stanley, 5.95%, 12/28/17	200,000	222
PNC Bank, N.A., 6.00%, 12/7/17	200,000	231
U.S. Bancorp, 2.95%, 7/15/22	200,000	185
Wells Fargo & Co., 5.625%, 12/11/17	400,000	455

Total		6,043

Basic Materials (0.1%)
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	140,000	156
International Paper Co., 6.00%, 11/15/41	75,000	80

Total		236

Builders & Building Materials (0.1%)
Mohawk Industries, Inc., 3.85%, 2/1/23	150,000	144

Total		144

Capital Goods (0.2%)
Caterpillar Financial Services Corp., 1.125%, 12/15/14	200,000	201
Caterpillar Financial Services Corp., 1.25%, 11/6/17	60,000	59
Deere & Co., 2.60%, 6/8/22	60,000	57
John Deere Capital Corp., 3.15%, 10/15/21	290,000	287

Total		604

Chemicals (0.5%)
The Dow Chemical Co., 2.50%, 2/15/16	130,000	134

Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

Chemicals continued
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	200,000	192
Eastman Chemical Co., 2.40%, 6/1/17	300,000	300
Eastman Chemical Co., 3.60%, 8/15/22	200,000	193
Ecolab, Inc., 4.35%, 12/8/21	360,000	380
LyondellBasell Industries NV, 5.00%, 4/15/19	75,000	82

Total		1,281

Conglomerate & Diversified Manufacturing (0.4%)
General Electric Co., 5.25%, 12/6/17	210,000	237
United Technologies Corp., 4.50%, 6/1/42	80,000	79
United Technologies Corp., 4.875%, 5/1/15	525,000	565

Total		881

Consumer Products & Retailing (0.8%)
CVS Caremark Corp., 2.75%, 12/1/22	500,000	467
The Gap, Inc., 5.95%, 4/12/21	10,000	11
The Home Depot, Inc., 4.20%, 4/1/43	200,000	190
NIKE, Inc., 2.25%, 5/1/23	250,000	230
Safeway, Inc., 4.75%, 12/1/21	130,000	132
Staples, Inc., 4.375%, 1/12/23	140,000	136
Walgreen Co., 3.10%, 9/15/22	100,000	95
Wal-Mart Stores, Inc., 3.25%, 10/25/20	400,000	414
Wal-Mart Stores, Inc., 5.625%, 4/15/41	300,000	347

Total		2,022

Electric Utilities (0.5%)
CMS Energy Corp., 6.25%, 2/1/20	100,000	116
Constellation Energy Group, Inc., 5.15%, 12/1/20	260,000	285
Dominion Resources, Inc., 6.40%, 6/15/18	340,000	404
Duke Energy Corp., 3.55%, 9/15/21	150,000	150
Georgia Power Co., 4.30%, 3/15/42	100,000	91
Pacific Gas & Electric Co., 5.80%, 3/1/37	139,000	158

Total		1,204

The Accompanying Notes are an Integral Part of the Financial Statements.

98	Inflation Protection Portfolio

Inflation Protection Portfolio

Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

Energy (0.9%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	100,000	112
Apache Corp., 4.75%, 4/15/43	150,000	142
ConocoPhillips, Co., 2.40%, 12/15/22	280,000	258
ConocoPhillips, Co., 4.75%, 2/1/14	69,000	71
Ensco PLC, 4.70%, 3/15/21	250,000	265
EOG Resources, Inc., 2.50%, 2/1/16	300,000	310
Noble Energy, Inc., 4.15%, 12/15/21	180,000	186
Occidental Petroleum Corp., 1.75%, 2/15/17	370,000	370
Sempra Energy, 2.00%, 3/15/14	120,000	121
Sempra Energy, 6.50%, 6/1/16	50,000	57
Talisman Energy, Inc., 3.75%, 2/1/21	150,000	150
Talisman Energy, Inc., 7.75%, 6/1/19	50,000	61
Transocean, Inc., 3.80%, 10/15/22	100,000	95
Transocean, Inc., 5.05%, 12/15/16	100,000	109

Total		2,307

Entertainment (0.3%)
Time Warner, Inc., 4.875%, 3/15/20	110,000	120
Viacom, Inc., 4.50%, 3/1/21	250,000	265
The Walt Disney Co., 2.35%, 12/1/22	500,000	462

Total		847

Finance (0.4%)
General Electric Capital Corp., 2.10%, 12/11/19	250,000	243
General Electric Capital Corp., 4.375%, 9/16/20	50,000	53
General Electric Capital Corp., 4.65%, 10/17/21	100,000	106
General Electric Capital Corp., 5.625%, 9/15/17	500,000	566
General Electric Capital Corp., 6.00%, 8/7/19	60,000	70

Total		1,038

Food & Beverage (0.9%)
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	400,000	461
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	120,000	152

Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
Brown-Forman Corp., 3.75%, 1/15/43	100,000	87
Diageo Capital PLC, 2.625%, 4/29/23	200,000	186
Dr. Pepper Snapple Group, Inc., 2.90%, 1/15/16	320,000	333
General Mills, Inc., 3.15%, 12/15/21	300,000	300
Kraft Foods Group, Inc., 5.375%, 2/10/20	130,000	147
Mondelez International, Inc., 5.375%, 2/10/20	120,000	135
Mondelez International, Inc., 6.125%, 2/1/18	120,000	139
PepsiCo, Inc., 2.75%, 3/1/23	200,000	189
SABMiller Holdings, Inc., 2.45%, 1/15/17 144A	200,000	203

Total		2,332

Foreign Agencies (0.2%)
Petrobras Global Finance BV, 4.375%, 5/20/23	240,000	220
Petroleos Mexicanos, 3.50%, 1/30/23 144A	130,000	120
Statoil ASA, 2.45%, 1/17/23	250,000	232

Total		572

Gaming/Leisure/Lodging (0.0%)
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	92

Total		92

Healthcare (0.5%)
Baxter International, Inc., 1.85%, 1/15/17	200,000	201
Baxter International, Inc., 3.20%, 6/15/23	150,000	147
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	93
Express Scripts Holding Co., 3.125%, 5/15/16	150,000	156
Express Scripts Holding Co., 7.25%, 6/15/19	200,000	247
Medtronic, Inc., 2.75%, 4/1/23	100,000	94
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	300,000	311

Total		1,249

Insurance (0.8%)
Aetna, Inc., 2.75%, 11/15/22	100,000	92
The Allstate Corp., 4.50%, 6/15/43	150,000	148

Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

Insurance continued
American International Group, Inc., 4.875%, 6/1/22	250,000	266
Berkshire Hathaway, Inc., 4.50%, 2/11/43	250,000	238
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	150,000	163
ING US, Inc., 2.90%, 2/15/18 144A	200,000	201
MetLife, Inc., 6.75%, 6/1/16	120,000	137
Metropolitan Life Global Funding I, 3.00%, 1/10/23 144A	400,000	376
Prudential Financial, Inc., 2.64%, 3/10/15	240,000	241
UnitedHealth Group, Inc., 4.25%, 3/15/43	150,000	137

Total		1,999

Media (0.8%)
Comcast Corp., 6.50%, 11/15/35	200,000	242
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.55%, 3/15/15	400,000	415
NBCUniversal Media LLC, 4.375%, 4/1/21	340,000	367
NBCUniversal Media LLC, 5.15%, 4/30/20	240,000	273
News America, Inc., 6.90%, 8/15/39	235,000	277
Time Warner Cable, Inc., 6.75%, 7/1/18	360,000	412

Total		1,986

Metals & Mining (0.3%)
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	72
BHP Billiton Finance USA, Ltd., 3.25%, 11/21/21	180,000	176
Newmont Mining Corp., 6.25%, 10/1/39	220,000	211
Rio Tinto Finance USA, Ltd., 3.75%, 9/20/21	280,000	276

Total		735

Oil & Gas (0.4%)
BP Capital Markets PLC, 2.50%, 11/6/22	60,000	55
BP Capital Markets PLC, 2.75%, 5/10/23	200,000	185
Chevron Corp., 2.427%, 6/24/20	100,000	99
Petro-Canada, 6.80%, 5/15/38	80,000	93

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio	99

Inflation Protection Portfolio

Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

Oil & Gas continued
Shell International Finance BV, 2.375%, 8/21/22	650,000	607

Total		1,039

Pharmaceuticals (0.9%)
AbbVie, Inc., 2.90%, 11/6/22 144A	200,000	187
Amgen, Inc., 3.625%, 5/15/22	315,000	315
Amgen, Inc., 5.85%, 6/1/17	90,000	103
Gilead Sciences, Inc., 4.40%, 12/1/21	260,000	279
GlaxoSmithKline Capital, Inc., 2.85%, 5/8/22	200,000	192
Merck & Co., 2.40%, 9/15/22	200,000	185
Merck & Co., 2.80%, 5/18/23	200,000	189
Mylan, Inc., 2.60%, 6/24/18 144A	70,000	69
Roche Holdings, Inc., 6.00%, 3/1/19 144A	440,000	525
Sanofi, 1.20%, 9/30/14	150,000	152
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	170,000	163

Total		2,359

Pipelines (0.5%)
Energy Transfer Partners LP, 3.60%, 2/1/23	100,000	94
Enterprise Products Operating LLC, 3.70%, 6/1/15	80,000	84
Enterprise Products Operating LLC, 4.85%, 3/15/44	100,000	95
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	270,000	300
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	200,000	196
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	200,000	186
TransCanada PipeLines, Ltd., 2.50%, 8/1/22	100,000	92
Williams Partners LP, 3.80%, 2/15/15	150,000	156
Williams Partners LP, 4.125%, 11/15/20	80,000	81

Total		1,284

Real Estate Investment Trusts (0.4%)
Boston Properties LP, 3.80%, 2/1/24	70,000	69

Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
DDR Corp., 3.375%, 5/15/23	80,000	73
DDR Corp., 4.75%, 4/15/18	60,000	65
Essex Portfolio LP, 3.625%, 8/15/22	100,000	96
Health Care REIT, Inc., 3.75%, 3/15/23	300,000	285
Kilroy Realty LP, 3.80%, 1/15/23	130,000	122
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	250,000	232

Total		942

Services (0.0%)
Republic Services, Inc., 3.80%, 5/15/18	100,000	106

Total		106

Technology (1.0%)
Adobe Systems, Inc., 3.25%, 2/1/15	300,000	311
Apple, Inc., 1.00%, 5/3/18	100,000	96
Apple, Inc., 2.40%, 5/3/23	100,000	93
Arrow Electronics, Inc., 3.375%, 11/1/15	155,000	160
Cisco Systems, Inc., 5.90%, 2/15/39	165,000	196
Fidelity National Information Services, Inc., 3.50%, 4/15/23	100,000	90
Hewlett-Packard Co., 4.65%, 12/9/21	150,000	150
Intel Corp., 2.70%, 12/15/22	260,000	243
International Business Machines Corp., 1.95%, 7/22/16	150,000	154
Intuit, Inc., 5.75%, 3/15/17	140,000	155
Microsoft Corp., 2.125%, 11/15/22	180,000	164
Oracle Corp., 2.50%, 10/15/22	300,000	277
Oracle Corp., 5.75%, 4/15/18	300,000	349

Total		2,438

Telecommunications (0.5%)
AT&T, Inc., 2.625%, 12/1/22	250,000	229
AT&T, Inc., 5.10%, 9/15/14	100,000	105
AT&T, Inc., 6.55%, 2/15/39	110,000	126
British Telecommunications PLC, 5.95%, 1/15/18	100,000	115

	Corporate Bonds (14.9%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	CC Holdings GS V LLC, 3.849%, 4/15/23	90,000	85
	Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	60,000	78
	Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	157
	Verizon Communications, Inc., 6.10%, 4/15/18	150,000	176
	Vodafone Group PLC, 2.50%, 9/26/22	200,000	177

	Total		1,248

	Transportation (0.2%)
	Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	100
	CSX Corp., 4.25%, 6/1/21	200,000	214
	Norfolk Southern Corp., 5.75%, 4/1/18	100,000	116
	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 7/17/18 144A	100,000	101
	Union Pacific Corp., 2.75%, 4/15/23	100,000	94

	Total		625

	Yankee Sovereign (0.1%)
	United Mexican States, 4.75%, 3/8/44	200,000	178

	Total		178

	Total Corporate Bonds
	(Cost: $38,658)		37,777

	Foreign Bonds (15.2%)

	Governments (15.2%)
(f)	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	932,061	1,271
(f)	Canadian Government Bond, 4.25%, 12/1/21	709,162	881
(f)	Canadian Government Bond, 4.25%, 12/1/26	838,524	1,150
(f)	Commonwealth of Australia Treasury Indexed Bonds, 4.00%, 8/20/20	415,000	697
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	871,989	1,126

The Accompanying Notes are an Integral Part of the Financial Statements.

100	Inflation Protection Portfolio

Inflation Protection Portfolio

	Foreign Bonds (15.2%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	1,790,585	2,625
(f)	France Government Bond OAT, 1.10%, 7/25/22	3,740,606	5,091
(f)	France Government Bond OAT, 1.30%, 7/25/19	1,152,954	1,612
(f)	France Government Bond OAT, 1.85%, 7/25/27	926,881	1,345
(f)	France Government Bond OAT, 2.25%, 7/25/20	2,857,869	4,227
(f)	Japanese Government CPI Linked Bond, 1.10%, 12/10/16	52,080,000	567
(f)	United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52	87,560	141
(f)	United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22	1,964,088	3,654
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20	710,000	3,946
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24	2,000,000	9,983

	Total		38,316

	Total Foreign Bonds
	(Cost: $40,767)		38,316

	Governments (51.0%)

	Governments (51.0%)
	US Treasury, 0.125%, 4/15/18	3,521,105	3,612
	US Treasury Inflation Index Bond, 0.125%, 4/15/16	1,053,570	1,081
	US Treasury Inflation Index Bond, 0.125%, 4/15/17	5,426,564	5,568
	US Treasury Inflation Index Bond, 0.125%, 1/15/22	2,979,692	2,918
	US Treasury Inflation Index Bond, 0.125%, 7/15/22	8,595,795	8,402
	US Treasury Inflation Index Bond, 0.125%, 1/15/23	7,556,325	7,327
	US Treasury Inflation Index Bond, 0.625%, 2/15/43	1,264,375	1,063

	Governments (51.0%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury Inflation Index Bond, 0.625%, 7/15/21	8,471,242	8,743
	US Treasury Inflation Index Bond, 0.75%, 2/15/42	6,020,703	5,300
	US Treasury Inflation Index Bond, 1.125%, 1/15/21	10,937,173	11,697
	US Treasury Inflation Index Bond, 1.25%, 7/15/20	1,492,895	1,622
(k)	US Treasury Inflation Index Bond, 1.375%, 7/15/18	2,156,880	2,356
	US Treasury Inflation Index Bond, 1.375%, 1/15/20	3,871,512	4,218
	US Treasury Inflation Index Bond, 1.625%, 1/15/18	3,996,252	4,374
	US Treasury Inflation Index Bond, 1.75%, 1/15/28	2,991,639	3,352
	US Treasury Inflation Index Bond, 1.875%, 7/15/19	544,580	614
	US Treasury Inflation Index Bond, 2.00%, 1/15/26	4,569,630	5,277
	US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,619,938	3,184
	US Treasury Inflation Index Bond, 2.125%, 2/15/41	3,860,152	4,700
	US Treasury Inflation Index Bond, 2.125%, 1/15/19	4,197,245	4,747
	US Treasury Inflation Index Bond, 2.375%, 1/15/17	461,272	511
	US Treasury Inflation Index Bond, 2.375%, 1/15/25	4,194,716	4,997
	US Treasury Inflation Index Bond, 2.375%, 1/15/27	3,142,416	3,783
	US Treasury Inflation Index Bond, 2.50%, 7/15/16	4,318,275	4,773
	US Treasury Inflation Index Bond, 2.50%, 1/15/29	5,919,469	7,301
	US Treasury Inflation Index Bond, 3.375%, 4/15/32	2,024,213	2,843
	US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,156,745	2,993

Governments (51.0%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 3.875%, 4/15/29	7,992,660	11,519

Total Governments
(Cost: $131,084)		128,875

Municipal Bonds (0.0%)

Municipal Bonds (0.0%)
Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	15,000	19
Department of Water and Power of the City of Los Angeles Power System, Series A, 5.716%, 7/1/39 RB	15,000	16
Texas Transportation Commission State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	34

Total		69

Total Municipal Bonds
(Cost: $60)		69

Structured Products (10.1%)

Structured Products (10.1%)
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 144A	200,000	188
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4, 4.76%, 11/10/39	338,609	342
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.115%, 10/10/45	250,000	269
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, 5.176%, 10/10/45	200,000	213
Banc of America Mortgage Securities, Series 2004-7, Class 7A1, 5.00%, 8/25/19	83,276	85
BB-UBS Trust, Series 2012, Class A, 3.43%, 11/5/36	425,000	398

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio	101

Inflation Protection Portfolio

Structured Products (10.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	117,489	120
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-35, Class 1A3, 5.00%, 9/25/18	58,941	61
Federal Home Loan Mortgage Corp., 4.00%, 5/1/42	9,376,897	9,838
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	6,879,448	7,371
Federal National Mortgage Association, 4.00%, 5/1/41	1,177,876	1,228
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, 4.979%, 7/10/45	28,283	28
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	100,000	104
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, 5.426%, 6/10/36	150,000	154
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A, 3.551%, 4/10/34	400,000	394
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/39	750,000	788
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/38	575,000	591
Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.305%, 5/15/48 144A	425,000	400
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 3/15/36	300,000	305
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	129,264	131
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4, 4.998%, 4/15/30	266,234	270

Structured Products (10.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, 5.017%, 9/15/40	300,000	317
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, 5.263%, 11/15/40	175,000	187
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, 5.712%, 6/15/29	250,000	257
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.918%, 2/15/46	175,000	163
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.733%, 12/18/37	139,420	144
Sequoia Mortgage Trust, Series 2011-1, Class A1, 4.125%, 2/25/41	130,550	131
Wells Fargo Mortgage Backed Securities, Series 2005-AR16, Class 1A1, 2.701%, 8/25/33	328,700	329
Wells Fargo Mortgage Backed Securities, Series 2005-AR14, Class A1, 5.33%, 8/25/35	148,356	146
Wells Fargo Mortgage Backed Securities, Series 2005-17, Class 1A1, 5.50%, 1/25/36	168,510	169
Wells Fargo Mortgage Backed Securities, Series 2007-3, Class 3A1, 5.50%, 4/25/22	63,101	65
Wells Fargo Mortgage Backed Securities, Series 2006-10, Class A4, 6.00%, 8/25/36	196,543	201
Wells Fargo Mortgage Backed Securities, Series 2007-AR10, Class 1A1, 6.05%, 1/25/38	142,844	140

Total Structured Products
(Cost: $25,459)		25,527

	Short-Term Investments (8.6%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper (8.6%)
	BNP Paribas Finance, Inc., 0.01%, 7/5/13	12,000,000	12,000
(b)	Union Bank NA, 0.04%, 7/1/13	9,800,000	9,800

	Total		21,800

	Money Market Funds (0.0%)
	JPMorgan Money Market Fund	1,161	1

	Total		1

	Total Short-Term Investments
	(Cost: $21,801)		21,801

	Total Investments (99.8%)
	(Cost: $257,829)(a)		252,365

	Other Assets, Less Liabilities (0.2%)		559

	Net Assets (100.0%)		252,924

The Accompanying Notes are an Integral Part of the Financial Statements.

102	Inflation Protection Portfolio

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013 the value of these securities (in thousands) was $2,721 representing 1.1% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $257,829 and the net unrealized depreciation of investments based on that cost was $5,464 which is comprised of $4,949 aggregate gross unrealized appreciation and $10,413 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2013, $6,454)	46	9/13	$205

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on June 30, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	HSBC Bank USA	AUD	68	9/13	$-	$(1)	$(1)
Sell	HSBC Bank USA	AUD	800	9/13	26	-	26
Buy	HSBC Bank USA	CAD	248	9/13	-	(1)	(1)
Buy	HSBC Bank USA	CAD	2,250	2/14	-	(8)	(8)
Sell	HSBC Bank USA	CAD	2,250	9/13	8	-	8
Sell	HSBC Bank USA	CAD	2,250	2/14	62	-	62
Buy	HSBC Bank USA	EUR	1,179	9/13	2	(13)	(11)
Sell	HSBC Bank USA	EUR	13,800	9/13	512	-	512
Buy	HSBC Bank USA	GBP	1,299	9/13	-	(26)	(26)
Sell	HSBC Bank USA	GBP	12,250	9/13	528	-	528
Buy	HSBC Bank USA	JPY	1,748	9/13	-	- (m)	- (m)
Sell	HSBC Bank USA	JPY	56,700	9/13	23	-	23

					$1,161	$(49)	$1,112

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio	103

Inflation Protection Portfolio

(j)	Swap agreements outstanding on June 30, 2013.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.223%	CPURNSA Index Total Return at Maturity	5/18	2,500	$(31)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.526%	CPURNSA Index Total Return at Maturity	5/23	5,500	(78)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.535%	CPURNSA Index Total Return at Maturity	5/23	1,000	(14)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.765%	CPURNSA Index Total Return at Maturity	8/14	7,700	(53)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.570%	CPURNSA Index Total Return at Maturity	9/14	5,000	2
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.870%	CPURNSA Index Total Return at Maturity	9/16	6,000	(36)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.420%	CPURNSA Index Total Return at Maturity	4/18	2,000	(68)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	3/19	4,500	(139)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.510%	CPURNSA Index Total Return at Maturity	3/19	2,000	(78)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	2/20	2,800	(151)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.670%	CPURNSA Index Total Return at Maturity	4/22	3,000	(155)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.763%	CPURNSA Index Total Return at Maturity	3/23	700	(26)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.770%	CPURNSA Index Total Return at Maturity	6/14	1,000	(69)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.770%	CPURNSA Index Total Return at Maturity	9/14	1,000	(6)

The Accompanying Notes are an Integral Part of the Financial Statements.

104	Inflation Protection Portfolio

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.095%	CPURNSA Index Total Return at Maturity	10/15	2,500	$(52)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.303%	CPURNSA Index Total Return at Maturity	1/16	1,700	(25)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.520%	CPURNSA Index Total Return at Maturity	5/16	5,400	(192)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.720%	CPURNSA Index Total Return at Maturity	8/17	2,000	(184)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.345%	CPURNSA Index Total Return at Maturity	9/17	13,000	(246)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index Total Return at Maturity	12/27	1,700	(166)

						$(1,767)

(k)	Cash or securities with an aggregate value of $2,356 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2013.

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$128,875	$-
Foreign Bonds	-	38,316	-
Municipal Bonds	-	69	-
Corporate Bonds	-	37,777	-
Structured Products	-	25,527	-
Short-Term Investments	1	21,800	-
Other Financial Instruments^
Futures	205	-	-
Forward Currency Contracts	-	1,159	-
Total Return Swaps	-	2	-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(47)	-
Total Return Swaps	-	(1,769)	-
Total	$206	$251,709	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio	105

High Yield Bond Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower quality securities, which may represent a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio’s investments in convertible securities are subject to the risks associated with investments in equity securities, including market risk.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,005.33	$ 2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.36

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

106	High Yield Bond Portfolio

High Yield Bond Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Common Stocks (0.1%)	Shares/ $ Par	Value $ (000’s)

	Materials (0.1%)
(n)*	NewPage Group, Inc.	6,020	563

	Total		563

	Total Common Stocks
	(Cost: $563)		563

	Preferred Stocks (1.1%)

	Energy (0.2%)
	SandRidge Energy, Inc., 8.50%, 12/31/49	9,300	890

	Total		890

	Financials (0.9%)
	Ally Financial, Inc., 7.00%, 12/31/49 144A	1,302	1,238
	Ally Financial, Inc., 8.50%, 12/31/49	93,329	2,413
	GMAC Capital Trust I, 8.125%, 2/15/40	24,559	640

	Total		4,291

	Metals & Mining (0.0%)
	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	9,625	158

	Total		158

	Total Preferred Stocks
	(Cost: $4,933)		5,339

	Bonds (86.0%)

	Aerospace & Defense (1.4%)
	B/E Aerospace, Inc., 5.25%, 4/1/22	730,000	726
	Bombardier, Inc., 4.25%, 1/15/16 144A	320,000	327
	Bombardier, Inc., 5.75%, 3/15/22 144A	770,000	764
	Bombardier, Inc., 6.125%, 1/15/23 144A	485,000	481
	Bombardier, Inc., 7.75%, 3/15/20 144A	1,240,000	1,377
	Erickson Air-Crane, Inc., 8.25%, 5/1/20 144A	795,000	773
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	550,000	588
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	550,000	591

	Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

	Aerospace & Defense continued
	Triumph Group, Inc., 4.875%, 4/1/21 144A	605,000	602
	Triumph Group, Inc., 8.625%, 7/15/18	610,000	659

	Total		6,888

	Autos & Vehicle Parts (2.8%)
	Affinia Group, Inc., 7.75%, 5/1/21 144A	180,000	181
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	648,000	698
	American Axle & Manufacturing, Inc., 6.25%, 3/15/21	900,000	915
	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	355,000	360
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	715,000	780
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	905,000	999
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	615,000	652
(d)	Exide Technologies, 8.625%, 2/1/18	740,000	451
	General Motors Financial Co., Inc., 2.75%, 5/15/16 144A	785,000	772
	General Motors Financial Co., Inc., 3.25%, 5/15/18 144A	275,000	268
	General Motors Financial Co., Inc., 4.25%, 5/15/23 144A	275,000	256
	General Motors Financial Co., Inc., 4.75%, 8/15/17 144A	975,000	999
	The Goodyear Tire & Rubber Co., 6.50%, 3/1/21	1,200,000	1,221
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	820,000	898
	Jaguar Land Rover Automotive PLC, 7.75%, 5/15/18 144A	905,000	978
	Meritor, Inc., 6.75%, 6/15/21	435,000	416
	Navistar International Corp., 8.25%, 11/1/21	950,000	933
	Schaeffler Finance BV, 4.75%, 5/15/21 144A	845,000	803

Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

Autos & Vehicle Parts continued
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	132,000	140
Visteon Corp., 6.75%, 4/15/19	688,000	724

Total		13,444

Banking (2.4%)
Ally Financial, Inc., 5.50%, 2/15/17	990,000	1,034
Ally Financial, Inc., 7.50%, 9/15/20	925,000	1,066
Ally Financial, Inc., 8.00%, 3/15/20	2,070,000	2,404
Deutsche Bank AG, 4.296%, 5/24/28	710,000	656
E*TRADE Financial Corp., 6.00%, 11/15/17	1,240,000	1,252
E*TRADE Financial Corp., 6.375%, 11/15/19	620,000	629
E*TRADE Financial Corp., 6.75%, 6/1/16	605,000	622
GETCO Financing Escrow LLC, 8.25%, 6/15/18 144A	820,000	775
JPMorgan Chase & Co., 7.90%, 4/29/49	1,120,000	1,266
The Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	1,230,000	1,170
Wells Fargo & Co., 7.98%, 3/29/49	560,000	633

Total		11,507

Basic Materials (3.0%)
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	485,000	518
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	430,000	458
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 144A	420,000	405
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	445,000	472

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio	107

High Yield Bond Portfolio

	Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Ball Corp., 4.00%, 11/15/23	1,125,000	1,041
	BOE Intermediate Holding Corp., 9.00%, 11/1/17 144A	175,000	168
(c)	BOE Merger Corp., 9.50%, 11/1/17 144A	360,000	367
	Cascades, Inc., 7.875%, 1/15/20	810,000	846
	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 144A	725,000	683
	Graphic Packaging International, Inc., 4.75%, 4/15/21	600,000	581
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	1,725,000	1,738
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	205,000	215
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	1,340,000	1,415
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19	485,000	529
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	740,000	733
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	1,070,000	1,105
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	1,010,000	1,081
	Sealed Air Corp., 6.50%, 12/1/20 144A	370,000	390
	Sealed Air Corp., 8.125%, 9/15/19 144A	425,000	474
	Sealed Air Corp., 8.375%, 9/15/21 144A	785,000	887
	Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	430,000	188

	Total		14,294

Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

Builders & Building Materials (1.0%)
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 144A	430,000	433
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.125%, 7/1/22 144A	570,000	559
Building Materials Corp. of America, 6.75%, 5/1/21 144A	760,000	808
Cemex SAB de CV, 5.875%, 3/25/19 144A	300,000	291
KB Home, 7.25%, 6/15/18	610,000	647
KB Home, 9.10%, 9/15/17	720,000	806
USG Corp., 7.875%, 3/30/20 144A	575,000	627
Vulcan Materials Co., 6.40%, 11/30/17	760,000	809

Total		4,980

Capital Goods (0.8%)
Case New Holland, Inc., 7.875%, 12/1/17	1,015,000	1,149
CNH Capital LLC, 3.875%, 11/1/15	280,000	281
CNH Capital LLC, 6.25%, 11/1/16	485,000	517
The Manitowoc Co., Inc., 5.875%, 10/15/22	300,000	302
Terex Corp., 6.00%, 5/15/21	620,000	618
United Rentals North America, Inc., 5.75%, 7/15/18	290,000	305
United Rentals North America, Inc., 6.125%, 6/15/23	300,000	299
United Rentals North America, Inc., 7.375%, 5/15/20	405,000	432

Total		3,903

Chemicals (1.9%)
Celanese US Holdings LLC, 4.625%, 11/15/22	825,000	810
Chemtura Corp., 7.875%, 9/1/18	275,000	298
Hexion US Finance Corp., 6.625%, 4/15/20 144A	1,505,000	1,501
Hexion US Finance Corp., 6.625%, 4/15/20	405,000	404
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,655,000	1,688

	Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

	Chemicals continued
	Huntsman International LLC, 4.875%, 11/15/20	1,385,000	1,368
	Ineos Finance PLC, 7.50%, 5/1/20 144A	400,000	425
	Ineos Finance PLC, 8.375%, 2/15/19 144A	540,000	590
	Ineos Group Holdings SA, 6.125%, 8/15/18 144A	415,000	396
	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	1,065,000	1,070
	Sawgrass Merger Sub, Inc., 8.75%, 12/15/20 144A	490,000	501
	US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/1/21 144A	240,000	245

	Total		9,296

	Conglomerate & Diversified Manufacturing (0.3%)
	Rexel SA, 5.25%, 6/15/20 144A	795,000	793
	SPX Corp., 6.875%, 9/1/17	615,000	664

	Total		1,457

	Consumer Products & Retailing (2.8%)
(c)	Alphabet Holding Co., 7.75%, 11/1/17	300,000	308
	AutoNation, Inc., 5.50%, 2/1/20	540,000	562
	Bon-Ton Department Stores, 8.00%, 6/15/21 144A	175,000	178
	CST Brands, Inc., 5.00%, 5/1/23 144A	450,000	439
	First Quality Finance Co., 4.625%, 5/15/21 144A	770,000	732
	Hanesbrands, Inc., 6.375%, 12/15/20	615,000	656
	Levi Strauss & Co., 6.875%, 5/1/22	575,000	624
	Levi Strauss & Co., 7.625%, 5/15/20	615,000	664
	Limited Brands, Inc., 5.625%, 2/15/22	495,000	502
	Limited Brands, Inc., 8.50%, 6/15/19	580,000	673
	Rent-A-Center, Inc., 4.75%, 5/1/21 144A	240,000	227
	Revlon Consumer Products Corp., 5.75%, 2/15/21 144A	905,000	882
	Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	60,000	61

The Accompanying Notes are an Integral Part of the Financial Statements.

108	High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	870,000	933
Sonic Automotive, Inc., 5.00%, 5/15/23 144A	295,000	286
Spectrum Brands Escrow Corp., 6.375%, 11/15/20 144A	90,000	94
Spectrum Brands Escrow Corp., 6.625%, 11/15/22 144A	155,000	162
Spectrum Brands, Inc., 9.50%, 6/15/18	830,000	909
SUPERVALU, INC., 6.75%, 6/1/21 144A	780,000	725
SUPERVALU, INC., 8.00%, 5/1/16	1,030,000	1,109
Titan Machinery, Inc., 3.75%, 5/1/19	465,000	435
Toys R US - Delaware, Inc., 7.375%, 9/1/16 144A	465,000	464
Toys R US Property Co. I LLC, 10.75%, 7/15/17	815,000	860
Toys R US Property Co. II LLC, 8.50%, 12/1/17	810,000	841

Total		13,326

Electric Utilities (2.7%)
The AES Corp., 4.875%, 5/15/23	400,000	373
The AES Corp., 7.75%, 10/15/15	1,495,000	1,648
The AES Corp., 8.00%, 10/15/17	585,000	658
The AES Corp., 8.00%, 6/1/20	1,170,000	1,334
Calpine Corp., 7.50%, 2/15/21 144A	832,000	888
Calpine Corp., 7.875%, 7/31/20 144A	1,606,000	1,742
DPL, Inc., 6.50%, 10/15/16	880,000	920
GenOn Americas Generation LLC, 8.50%, 10/1/21	570,000	613
NRG Energy, Inc., 7.625%, 1/15/18	1,765,000	1,888
NRG Energy, Inc., 7.625%, 5/15/19	1,210,000	1,264
NRG Energy, Inc., 8.25%, 9/1/20	230,000	248

Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	705,000	730
Puget Energy, Inc., 5.625%, 7/15/22	575,000	610

Total		12,916

Energy (14.1%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	915,000	947
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,185,000	1,191
Athlon Holdings LP/Athlon Finance Corp., 7.375%, 4/15/21 144A	300,000	296
Atwood Oceanics, Inc., 6.50%, 2/1/20	340,000	353
Aurora USA Oil & Gas, 7.50%, 4/1/20 144A	300,000	294
Bill Barrett Corp., 7.00%, 10/15/22	860,000	860
Bill Barrett Corp., 7.625%, 10/1/19	1,280,000	1,325
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 144A	240,000	242
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	445,000	463
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	1,000,000	1,070
Chesapeake Energy Corp., 5.375%, 6/15/21	1,195,000	1,189
Chesapeake Energy Corp., 6.125%, 2/15/21	1,400,000	1,470
Chesapeake Energy Corp., 6.875%, 11/15/20	1,255,000	1,362
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	836
Chesapeake Energy Corp., 9.50%, 2/15/15	765,000	845
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 144A	425,000	421
Cimarex Energy Co., 5.875%, 5/1/22	960,000	994

Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	905,000	945
Comstock Resources, Inc., 7.75%, 4/1/19	615,000	627
Comstock Resources, Inc., 9.50%, 6/15/20	955,000	1,031
Concho Resources, Inc., 5.50%, 4/1/23	1,285,000	1,266
Concho Resources, Inc., 7.00%, 1/15/21	615,000	661
Continental Resources, Inc., 4.50%, 4/15/23 144A	600,000	583
Continental Resources, Inc., 5.00%, 9/15/22	845,000	860
Denbury Resources, Inc., 4.625%, 7/15/23	805,000	743
Denbury Resources, Inc., 8.25%, 2/15/20	947,000	1,023
Drill Rigs Holdings, Inc., 6.50%, 10/1/17 144A	420,000	419
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	1,435,000	1,622
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	290,000	310
Exterran Holdings, Inc., 7.25%, 12/1/18	1,115,000	1,182
Exterran Partners LP/EXLP Finance Corp., 6.00%, 4/1/21 144A	600,000	591
Forest Oil Corp., 7.25%, 6/15/19	725,000	681
Forest Oil Corp., 7.50%, 9/15/20 144A	620,000	589
Halcon Resources Corp., 8.875%, 5/15/21	725,000	703
Hercules Offshore, Inc., 8.75%, 7/15/21 144A	625,000	625
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	485,000	514
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	940,000	1,010
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21 144A	800,000	742
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	345,000	347

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio	109

High Yield Bond Portfolio

Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Key Energy Services, Inc., 6.75%, 3/1/21	875,000	840
Kodiak Oil & Gas Corp., 5.50%, 1/15/21 144A	455,000	444
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	855,000	928
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/1/21 144A	585,000	563
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	1,155,000	1,100
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	1,440,000	1,408
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	730,000	732
Magnum Hunter Resources Corp., 9.75%, 5/15/20 144A	1,235,000	1,253
MEG Energy Corp., 6.375%, 1/30/23 144A	870,000	844
Midstates Petroleum Co., 9.25%, 6/1/21 144A	1,750,000	1,645
Northern Oil and Gas, Inc., 8.00%, 6/1/20	295,000	298
Oasis Petroleum, Inc., 6.50%, 11/1/21	1,090,000	1,117
Offshore Group Investment, Ltd., 7.50%, 11/1/19	1,505,000	1,569
Oil States International, Inc., 5.125%, 1/15/23 144A	405,000	424
Oil States International, Inc., 6.50%, 6/1/19	605,000	626
Pacific Drilling SA, 5.375%, 6/1/20 144A	780,000	729
Pacific Drilling V, Ltd., 7.25%, 12/1/17 144A	1,255,000	1,305
Peabody Energy Corp., 4.75%, 12/15/41	2,180,000	1,515
Petroleum Geo-Services ASA, 7.375%, 12/15/18 144A	910,000	990
QEP Resources, Inc., 5.25%, 5/1/23	590,000	575
QEP Resources, Inc., 6.875%, 3/1/21	1,130,000	1,218
Range Resources Corp., 5.00%, 8/15/22	575,000	562
Range Resources Corp., 5.75%, 6/1/21	725,000	747
Rosetta Resources, Inc., 9.50%, 4/15/18	615,000	664

Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Samson Investment Co., 10.00%, 2/15/20 144A	1,890,000	1,992
Sanchez Energy Corp., 7.75%, 6/15/21 144A	2,220,000	2,164
SandRidge Energy, Inc., 7.50%, 3/15/21	1,035,000	988
SandRidge Energy, Inc., 7.50%, 2/15/23	580,000	551
SESI LLC, 6.375%, 5/1/19	965,000	996
SM Energy Co., 6.50%, 11/15/21	460,000	483
SM Energy Co., 6.50%, 1/1/23	335,000	352
SM Energy Co., 6.625%, 2/15/19	610,000	639
Swift Energy Co., 7.875%, 3/1/22	300,000	298
Swift Energy Co., 8.875%, 1/15/20	900,000	933
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	925,000	971
Unit Corp., 6.625%, 5/15/21	695,000	709
Venoco, Inc., 8.875%, 2/15/19	740,000	721
W&T Offshore, Inc., 8.50%, 6/15/19	1,655,000	1,709
WPX Energy, Inc., 5.25%, 1/15/17	545,000	559
WPX Energy, Inc., 6.00%, 1/15/22	685,000	692

Total		68,085

Entertainment (0.9%)
AMC Entertainment, Inc., 8.75%, 6/1/19	910,000	974
AMC Entertainment, Inc., 9.75%, 12/1/20	980,000	1,110
Cinemark USA, Inc., 5.125%, 12/15/22	245,000	236
Speedway Motorsports, Inc., 6.75%, 2/1/19	730,000	763
WMG Acquisition Corp., 6.00%, 1/15/21 144A	216,000	220
WMG Acquisition Corp., 11.50%, 10/1/18	1,065,000	1,219

Total		4,522

Finance (4.8%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17	690,000	725
Air Lease Corp., 6.125%, 4/1/17	1,915,000	1,982
Aircastle, Ltd., 6.25%, 12/1/19	435,000	452

Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

Finance continued
Aircastle, Ltd., 6.75%, 4/15/17	920,000	966
Aircastle, Ltd., 7.625%, 4/15/20	285,000	314
Aviation Capital Group Corp., 4.625%, 1/31/18 144A	605,000	596
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	1,558,000	1,620
Cash America International, Inc., 5.75%, 5/15/18 144A	785,000	750
CIT Group, Inc., 5.00%, 5/15/17	575,000	587
CIT Group, Inc., 5.00%, 8/15/22	870,000	864
CIT Group, Inc., 5.25%, 3/15/18	1,915,000	1,968
CIT Group, Inc., 5.375%, 5/15/20	765,000	783
CIT Group, Inc., 5.50%, 2/15/19 144A	535,000	552
FTI Consulting, Inc., 6.00%, 11/15/22 144A	495,000	501
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	410,000	423
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	965,000	1,013
International Lease Finance Corp., 7.125%, 9/1/18 144A	1,325,000	1,464
International Lease Finance Corp., 8.75%, 3/15/17	1,840,000	2,049
International Lease Finance Corp., 8.875%, 9/1/17	925,000	1,043
iStar Financial, Inc., 3.875%, 7/1/16	295,000	283
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 144A	410,000	409
SLM Corp., 6.00%, 1/25/17	880,000	920
SLM Corp., 8.00%, 3/25/20	550,000	595
SLM Corp., 8.45%, 6/15/18	970,000	1,077
Springleaf Finance Corp., 6.00%, 6/1/20 144A	1,170,000	1,047

Total		22,983

The Accompanying Notes are an Integral Part of the Financial Statements.

110	High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage (2.2%)
ARAMARK Corp., 5.75%, 3/15/20 144A	900,000	920
B&G Foods, Inc., 4.625%, 6/1/21	410,000	392
Constellation Brands, Inc., 3.75%, 5/1/21	160,000	150
Constellation Brands, Inc., 6.00%, 5/1/22	220,000	236
Constellation Brands, Inc., 7.25%, 9/1/16	635,000	721
Cott Beverages, Inc., 8.125%, 9/1/18	615,000	663
Cott Beverages, Inc., 8.375%, 11/15/17	905,000	954
Dean Foods Co., 7.00%, 6/1/16	820,000	892
Hawk Acquisition Sub., 4.25%, 10/15/20 144A	570,000	545
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	630,000	639
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	725,000	725
Land O’ Lakes, Inc., 6.00%, 11/15/22 144A	1,020,000	1,051
Pilgrim’s Pride Corp., 7.875%, 12/15/18	885,000	943
Post Holdings, Inc., 7.375%, 2/15/22	150,000	160
Smithfield Foods, Inc., 6.625%, 8/15/22	785,000	844
TreeHouse Foods, Inc., 7.75%, 3/1/18	500,000	529

Total		10,364

Foreign Agencies (0.1%)
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	570,000	633

Total		633

Gaming/Leisure/Lodging (2.3%)
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	1,265,000	1,192
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	1,210,000	1,260
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	1,645,000	1,119
MGM Resorts International, 6.75%, 10/1/20	595,000	616
MGM Resorts International, 7.625%, 1/15/17	685,000	748
MGM Resorts International, 7.75%, 3/15/22	565,000	614

Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging continued
MGM Resorts International, 8.625%, 2/1/19	855,000	966
NCL Corp., Ltd., 5.00%, 2/15/18 144A	300,000	294
Penn National Gaming, Inc., 8.75%, 8/15/19	545,000	597
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 144A	360,000	349
Royal Caribbean Cruises, Ltd., 5.25%, 11/15/22	430,000	421
Scientific Games International, Inc., 6.25%, 9/1/20	980,000	985
Scientific Games International, Inc., 9.25%, 6/15/19	340,000	368
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	800,000	776
Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	300,000	319
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	500,000	549

Total		11,173

Healthcare (4.7%)
Biomet, Inc., 6.50%, 8/1/20	825,000	850
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	575,000	584
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	870,000	896
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	2,170,000	2,308
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	1,210,000	1,258
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	335,000	353
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	245,000	266
HCA Holdings, Inc., 6.25%, 2/15/21	495,000	505
HCA Holdings, Inc., 7.75%, 5/15/21	1,230,000	1,328
HCA, Inc., 5.875%, 3/15/22	1,730,000	1,775

Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued
HCA, Inc., 6.50%, 2/15/20	1,400,000	1,515
HCA, Inc., 7.25%, 9/15/20	1,595,000	1,713
HCA, Inc., 7.875%, 2/15/20	680,000	732
HCA, Inc., 8.00%, 10/1/18	730,000	839
HCA, Inc., 8.50%, 4/15/19	680,000	730
Health Management Associates, Inc., 6.125%, 4/15/16	1,110,000	1,193
Health Management Associates, Inc., 7.375%, 1/15/20	570,000	625
Hologic, Inc., 6.25%, 8/1/20	230,000	238
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19	925,000	953
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	1,000,000	1,045
Tenet Healthcare Corp., 4.375%, 10/1/21 144A	975,000	895
Tenet Healthcare Corp., 4.50%, 4/1/21 144A	1,205,000	1,124
Tenet Healthcare Corp., 6.25%, 11/1/18	915,000	963

Total		22,688

Insurance (0.4%)
Centene Corp., 5.75%, 6/1/17	1,620,000	1,697

Total		1,697

Media (8.6%)
Cablevision Systems Corp., 7.75%, 4/15/18	615,000	661
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21 144A	1,560,000	1,537
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	1,125,000	1,173
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	1,515,000	1,606
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	825,000	875
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	570,000	620

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio	111

High Yield Bond Portfolio

	Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 144A	880,000	827
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	1,225,000	1,246
	Coinstar, Inc., 6.00%, 3/15/19 144A	900,000	899
	CSC Holdings LLC, 6.75%, 11/15/21	760,000	819
	CSC Holdings LLC, 7.625%, 7/15/18	870,000	981
	CSC Holdings LLC, 7.875%, 2/15/18	535,000	607
	CSC Holdings LLC, 8.625%, 2/15/19	445,000	514
(c)	Dex One Corp., 14.00%, 1/29/17	816,728	539
	DISH DBS Corp., 4.25%, 4/1/18 144A	1,795,000	1,759
	DISH DBS Corp., 5.00%, 3/15/23	810,000	780
	DISH DBS Corp., 5.125%, 5/1/20 144A	1,200,000	1,176
	DISH DBS Corp., 5.875%, 7/15/22	775,000	787
	DISH DBS Corp., 6.75%, 6/1/21	1,210,000	1,286
	DISH DBS Corp., 7.875%, 9/1/19	1,760,000	1,971
	Hughes Satellite Systems Corp., 6.50%, 6/15/19	965,000	1,023
	Hughes Satellite Systems Corp., 7.625%, 6/15/21	605,000	643
	Inmarsat Finance PLC, 7.375%, 12/1/17 144A	285,000	296
	Intelsat Jackson Holdings SA, 5.50%, 8/1/23 144A	1,560,000	1,466
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	1,050,000	1,099
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	770,000	808
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	1,020,000	1,099
	Intelsat Luxembourg SA, 7.75%, 6/1/21 144A	600,000	606
	Lamar Media Corp., 5.00%, 5/1/23	1,000,000	960

Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

Media continued
LIN Television Corp., 6.375%, 1/15/21	600,000	607
Lynx I Corp., 5.375%, 4/15/21 144A	1,005,000	1,010
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	325,000	349
Netflix, Inc., 5.375%, 2/1/21 144A	480,000	478
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	605,000	650
RR Donnelley & Sons Co., 7.875%, 3/15/21	480,000	490
Sinclair Television Group, Inc., 5.375%, 4/1/21 144A	1,000,000	960
Sinclair Television Group, Inc., 6.125%, 10/1/22 144A	760,000	760
Sirius XM Radio, Inc., 4.25%, 5/15/20 144A	470,000	442
Sirius XM Radio, Inc., 4.625%, 5/15/23 144A	705,000	652
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	745,000	739
Univision Communications, Inc., 6.75%, 9/15/22 144A	715,000	751
Univision Communications, Inc., 7.875%, 11/1/20 144A	800,000	866
UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	985,000	1,019
UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	340,000	360
Videotron, Ltd., 5.00%, 7/15/22	960,000	936
Virgin Media Finance PLC, 8.375%, 10/15/19	451,000	489
XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	930,000	1,014

Total		41,235

Metals & Mining (6.9%)
AK Steel Corp., 7.625%, 5/15/20	510,000	433
AK Steel Corp., 8.75%, 12/1/18 144A	925,000	974
Aleris International, Inc., 7.625%, 2/15/18	460,000	478
Aleris International, Inc., 7.875%, 11/1/20	600,000	615
Alpha Natural Resources, Inc., 6.00%, 6/1/19	1,790,000	1,450

	Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued
	Alpha Natural Resources, Inc., 9.75%, 4/15/18	800,000	771
	ArcelorMittal, 5.75%, 8/5/20	915,000	906
	ArcelorMittal, 6.125%, 6/1/18	2,005,000	2,065
	ArcelorMittal, 6.75%, 2/25/22	1,230,000	1,261
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	710,000	747
	Commercial Metals Co., 4.875%, 5/15/23	235,000	216
	CONSOL Energy, Inc., 8.00%, 4/1/17	1,545,000	1,626
	CONSOL Energy, Inc., 8.25%, 4/1/20	1,540,000	1,613
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	575,000	559
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 2/1/18 144A	635,000	627
	FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15 144A	1,230,000	1,242
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	1,215,000	1,251
	GrafTech International, Ltd., 6.375%, 11/15/20 144A	370,000	373
	HudBay Minerals, Inc., 9.50%, 10/1/20	405,000	395
	Inmet Mining Corp., 7.50%, 6/1/21 144A	245,000	235
	JMC Steel Group, 8.25%, 3/15/18 144A	405,000	396
	Molycorp, Inc., 6.00%, 9/1/17	1,425,000	1,036
	Molycorp, Inc., 10.00%, 6/1/20	820,000	795
	New Gold, Inc., 6.25%, 11/15/22 144A	735,000	704
(d)	Patriot Coal Corp., 8.25%, 4/30/18	780,000	365
	Peabody Energy Corp., 6.00%, 11/15/18	1,705,000	1,709
	Peabody Energy Corp., 6.25%, 11/15/21	610,000	589
	Peabody Energy Corp., 6.50%, 9/15/20	765,000	767

The Accompanying Notes are an Integral Part of the Financial Statements.

112	High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.50%, 5/15/21 144A	295,000	284
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20	860,000	907
Plains Exploration & Production Co., 6.125%, 6/15/19	1,150,000	1,219
Plains Exploration & Production Co., 8.625%, 10/15/19	745,000	820
Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	905,000	919
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 144A	310,000	310
Severstal Columbus LLC, 10.25%, 2/15/18	940,000	974
Steel Dynamics, Inc., 6.125%, 8/15/19 144A	385,000	407
Steel Dynamics, Inc., 6.375%, 8/15/22 144A	385,000	406
Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	1,225,000	1,011
Thompson Creek Metals Co., Inc., 12.50%, 5/1/19	460,000	442
United States Steel Corp., 7.375%, 4/1/20	930,000	916
Vedanta Resources PLC, 6.00%, 1/31/19 144A	585,000	556

Total		33,369

Oil & Gas (0.6%)
Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, 11/15/20 144A	430,000	434
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	1,125,000	1,179
Tesoro Corp., 4.25%, 10/1/17	395,000	405
Tesoro Corp., 5.375%, 10/1/22	395,000	400
Western Refining, Inc., 6.25%, 4/1/21 144A	300,000	293

Total		2,711

	Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

	Other Holdings (–%)
(n)	General Motors Co. Escrow, 7.20%, 1/15/13	380,000	-
(n)	General Motors Co. Escrow, 8.375%, 7/15/33	3,515,000	-

	Total		-

	Pharmaceuticals (1.9%)
	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	1,110,000	1,065
	Endo Health Solutions, Inc., 7.00%, 7/15/19	340,000	343
	Endo Health Solutions, Inc., 7.25%, 1/15/22	605,000	610
	Mylan, Inc., 7.625%, 7/15/17 144A	305,000	338
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	1,045,000	1,076
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	1,465,000	1,516
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	1,585,000	1,625
	VPI Escrow Corp., 6.375%, 10/15/20 144A	595,000	588
	VPII Escrow Corp., 6.75%, 8/15/18 144A	1,141,000	1,141
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	655,000	707

	Total		9,009

	Pipelines (3.1%)
	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 5/15/23	410,000	380
	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	685,000	693
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 4.75%, 11/15/21 144A	410,000	369
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20 144A	790,000	792
	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	1,200,000	1,272

Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
El Paso LLC, 7.25%, 6/1/18	590,000	653
El Paso LLC, 7.75%, 1/15/32	1,095,000	1,163
Energy Transfer Equity LP, 7.50%, 10/15/20	1,580,000	1,726
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21 144A	725,000	707
Gibson Energy, Inc., 6.75%, 7/15/21 144A	685,000	683
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	540,000	556
Inergy Midstream LP/NRGM Finance Corp., 6.00%, 12/15/20 144A	495,000	478
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	353,000	364
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	615,000	649
NGPL PipeCo LLC, 9.625%, 6/1/19 144A	285,000	295
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/1/23 144A	475,000	430
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 144A	1,205,000	1,169
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23 144A	895,000	846
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 144A	980,000	875
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	405,000	424
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20 144A	420,000	414

Total		14,938

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio	113

High Yield Bond Portfolio

Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts (0.9%)
DuPont Fabros Technology LP, 8.50%, 12/15/17	300,000	317
Extra Space Storage LP, 2.375%, 7/1/33 144A	830,000	796
IAS Operating Partnership LP, 5.00%, 3/15/18 144A	700,000	655
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	810,000	851
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	885,000	938
Pennymac Corp., 5.375%, 5/1/20 144A	920,000	880

Total		4,437

Services (1.0%)
Clean Harbors, Inc., 5.125%, 6/1/21	310,000	312
Clean Harbors, Inc., 5.25%, 8/1/20	550,000	558
The Geo Group, Inc., 6.625%, 2/15/21	460,000	483
The Geo Group, Inc., 7.75%, 10/15/17	620,000	648
Mobile Mini, Inc., 7.875%, 12/1/20	615,000	661
QVC, Inc., 5.125%, 7/2/22	260,000	263
QVC, Inc., 7.375%, 10/15/20 144A	410,000	447
Service Corp. International, 4.50%, 11/15/20	370,000	355
Service Corp. International, 5.375%, 1/15/22 144A	230,000	230
Service Corp. International, 7.00%, 5/15/19	430,000	455
Service Corp. International, 8.00%, 11/15/21	225,000	258

Total		4,670

Technology (3.7%)
Amkor Technology, Inc., 6.375%, 10/1/22	475,000	467
Amkor Technology, Inc., 6.625%, 6/1/21	965,000	951
Audatex North America, Inc., 6.00%, 6/15/21 144A	1,330,000	1,333
Equinix, Inc., 4.875%, 4/1/20	200,000	196

Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Equinix, Inc., 5.375%, 4/1/23	600,000	588
Equinix, Inc., 7.00%, 7/15/21	215,000	233
First Data Corp., 6.75%, 11/1/20 144A	1,450,000	1,475
First Data Corp., 7.375%, 6/15/19 144A	870,000	894
First Data Corp., 8.25%, 1/15/21 144A	740,000	755
First Data Corp., 11.75%, 8/15/21 144A	1,595,000	1,435
Freescale Semiconductor, Inc., 5.00%, 5/15/21 144A	1,560,000	1,482
Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	1,140,000	1,228
Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	368,000	398
Iron Mountain, Inc., 7.75%, 10/1/19	1,060,000	1,140
Iron Mountain, Inc., 8.375%, 8/15/21	125,000	133
NCR Corp., 4.625%, 2/15/21	490,000	468
NCR Corp., 5.00%, 7/15/22	240,000	232
Seagate HDD Cayman, 4.75%, 6/1/23 144A	780,000	727
Seagate HDD Cayman, 6.875%, 5/1/20	735,000	779
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,050,000	1,108
SunGard Data Systems, Inc., 7.625%, 11/15/20	925,000	980
Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	610,000	676

Total		17,678

Telecommunications (10.4%)
CenturyLink, Inc., 5.625%, 4/1/20	1,360,000	1,374
CenturyLink, Inc., 6.45%, 6/15/21	3,200,000	3,336
Cincinnati Bell, Inc., 8.25%, 10/15/17	660,000	688
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	725,000	797

Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	965,000	1,025
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	935,000	1,276
Cricket Communications, Inc., 7.75%, 10/15/20	2,840,000	2,726
Crown Castle International Corp., 5.25%, 1/15/23	1,200,000	1,152
Digicel Group, Ltd., 8.25%, 9/30/20 144A	395,000	409
Digicel, Ltd., 6.00%, 4/15/21 144A	920,000	869
Frontier Communications Corp., 8.125%, 10/1/18	610,000	670
Frontier Communications Corp., 8.25%, 4/15/17	1,305,000	1,468
Frontier Communications Corp., 8.50%, 4/15/20	825,000	910
Frontier Communications Corp., 8.75%, 4/15/22	825,000	899
Frontier Communications Corp., 9.25%, 7/1/21	575,000	657
GCI, Inc., 8.625%, 11/15/19	1,130,000	1,158
MetroPCS Wireless, Inc., 6.25%, 4/1/21 144A	2,000,000	2,035
MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,135,000	1,178
MetroPCS Wireless, Inc., 6.625%, 4/1/23 144A	1,320,000	1,343
MetroPCS Wireless, Inc., 7.875%, 9/1/18	1,050,000	1,118
NII Capital Corp., 7.625%, 4/1/21	1,705,000	1,326
NII Capital Corp., 8.875%, 12/15/19	1,715,000	1,449
NII International Telecom Sarl, 7.875%, 8/15/19 144A	880,000	834
NII International Telecom Sarl, 11.375%, 8/15/19 144A	420,000	449

The Accompanying Notes are an Integral Part of the Financial Statements.

114	High Yield Bond Portfolio

High Yield Bond Portfolio

	Bonds (86.0%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	SBA Communications Corp., 5.625%, 10/1/19 144A	715,000	708
	SBA Telecommunications, Inc., 5.75%, 7/15/20 144A	580,000	581
	SBA Telecommunications, Inc., 8.25%, 8/15/19	308,000	333
	Sprint Capital Corp., 6.90%, 5/1/19	1,185,000	1,232
	Sprint Nextel Corp., 6.00%, 12/1/16	1,565,000	1,651
	Sprint Nextel Corp., 6.00%, 11/15/22	1,340,000	1,313
	Sprint Nextel Corp., 7.00%, 3/1/20 144A	575,000	621
	Sprint Nextel Corp., 7.00%, 8/15/20	2,010,000	2,111
	Sprint Nextel Corp., 8.375%, 8/15/17	2,160,000	2,425
	Sprint Nextel Corp., 9.00%, 11/15/18 144A	1,020,000	1,193
	Sprint Nextel Corp., 9.125%, 3/1/17	575,000	661
	Sprint Nextel Corp., 11.50%, 11/15/21	1,140,000	1,516
	Wind Acquisition Finance SA, 6.50%, 4/30/20 144A	1,195,000	1,186
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	1,254,827	1,264
	Windstream Corp., 6.375%, 8/1/23	805,000	753
	Windstream Corp., 7.00%, 3/15/19	680,000	682
	Windstream Corp., 7.75%, 10/15/20	1,645,000	1,703
	Windstream Corp., 7.875%, 11/1/17	1,075,000	1,180

	Total		50,259

	Transportation (0.3%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	615,000	632
	HDTFS, Inc., 6.25%, 10/15/22	180,000	188
	The Hertz Corp., 4.25%, 4/1/18 144A	180,000	175
	The Hertz Corp., 5.875%, 10/15/20	300,000	309

	Total		1,304

	Total Bonds
	(Cost: $403,831)		413,766

Bank Loan Obligations (6.8%)	Shares/ $ Par	Value $ (000’s)

Bank Loan Obligations (6.8%)
Albertsons LLC, 4.75%, 3/21/19	1,000	992
Allison Transmission, Inc., 4.25%, 8/8/19	993	996
Alpha Natural Resources, Inc., 3.50%, 5/31/20	1,000	965
AOT Bedding Super Holdings LLC, 5.00%, 8/29/19	998	998
Aramark Corp., 3.775%, 7/26/16	1,000	1,003
Calpine Construction Finance LP, 3.00%, 5/3/20	1,000	987
Chesapeake Energy Corp., 5.75%, 12/2/17	1,500	1,515
Chrysler Group LLC, 4.25%, 5/24/17	1,241	1,245
Cricket Communications, Inc., 4.75%, 3/1/20	1,000	989
DaVita Healthcare Partners, Inc., 4.00%, 8/1/19	1,496	1,497
Fortescue Metals Group, 5.25%, 9/18/17	995	988
Freescale Semiconductor, Inc., 5.00%, 1/30/20	1,000	990
H.J. Heinz Co., 3.50%, 3/27/20	1,500	1,498
Ineos US Finance LLC, 4.00%, 5/4/18	1,000	981
JC Penney Corp., 6.00%, 5/21/18	1,000	1,000
Kinetic Concepts, Inc., 4.5%, 5/4/18	1,990	1,989
MEG Energy Corp., 3.75%, 3/31/20	997	992
MGM Resorts International, 3.50%, 12/20/19	998	988
Navistar, Inc., 5.75%, 8/17/17	846	848
The Neiman Marcus Group, Inc., 4.00%, 5/16/18	1,000	995
Scientific Games International, 4.25%, 5/22/20	1,000	986
SuperValu, Inc., 5.00%, 3/21/19	1,499	1,487
Tronox, Ltd., 4.50%, 2/26/20	1,000	1,003
Univision Communications, Inc., 4.50%, 2/6/20	1,496	1,482

Bank Loan Obligations (6.8%)	Shares/ $ Par	Value $ (000’s)

Bank Loan Obligations continued
Valeant Pharmaceuticals International, Inc., 4.50%, 5/30/20	1,500	1,497
Vantage Drilling Co., 6.25%, 10/25/17	975	974
Virgin Media Investment Holdings, Ltd., 3.50%, 2/6/20	1,000	989
Warner Chilcott Co. LLC, 4.25%, 3/15/18	57	57
Warner Chilcott Corp., 4.25%, 3/15/18	422	421
Warner Chilott Corp., 4.25%, 3/15/18	184	183
WC Lusco S.A.R.L., 4.25%, 3/15/18	332	332
West Corp., 3.75%, 6/30/18	991	990

Total Bank Loan Obligations
(Cost: $32,912)		32,857

Short-Term Investments (6.7%)

Commercial Paper (6.7%)
Alpine Securitization Corp., 0.15%, 7/24/13	5,000,000	4,999
Caterpillar Financial Services Corp., 0.12%, 7/25/13	5,000,000	4,999
Darden Restaurants, Inc., 0.14%, 7/1/13	5,000,000	5,000
John Deere Bank Sa, 0.10%, 7/16/13	5,000,000	5,000
Johnson Controls, Inc., 0.23%, 7/2/13	2,100,000	2,100
Public Service Electric & Gas Co., 0.20%, 7/2/13	5,000,000	5,000
Roche Holdings, Inc., 0.09%, 7/18/13	5,000,000	5,000

Total		32,098

Total Short-Term Investments
(Cost: $32,098)		32,098

Total Investments (100.7%)
(Cost: $474,337)(a)		484,623

Other Assets, Less Liabilities (-0.7%)		(3,177)

Net Assets (100.0%)		481,446

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio	115

High Yield Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013 the value of these securities (in thousands) was $140,197 representing 29.1% of the net assets.

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $474,337 and the net unrealized appreciation of investments based on that cost was $10,286 which is comprised of $18,145 aggregate gross unrealized appreciation and $7,859 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$-	$-	$563
Bank Loan Obligations	-	32,857	-
Preferred Stocks	4,101	1,238	-
Corporate Bonds	-	413,766	-
Short-Term Investments	-	32,098	-
Total	$4,101	$479,959	$563

The Accompanying Notes are an Integral Part of the Financial Statements.

116	High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower quality securities, which may present a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may also invest in municipal securities, which may be more sensitive to certain adverse conditions than other fixed income securities, may be or become illiquid, and may have yields which move differently and adversely compared to the yields of the overall debt securities markets.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$957.21	$ 4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Multi-Sector Bond Portfolio	117

Multi-Sector Bond Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Corporate Bonds (56.7%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts (3.0%)
	Banque PSA Finance, 2.182%, 4/4/14 144A	1,000,000	991
	Banque PSA Finance, 4.375%, 4/4/16 144A	500,000	498
(k)	Ford Motor Credit Co. LLC, 1.373%, 8/28/14	3,900,000	3,903
	Ford Motor Credit Co. LLC, 2.75%, 5/15/15	300,000	304
	Ford Motor Credit Co. LLC, 3.875%, 1/15/15	200,000	206
	Ford Motor Credit Co. LLC, 7.00%, 4/15/15	900,000	976
	Ford Motor Credit Co. LLC, 8.00%, 6/1/14	400,000	423
	Ford Motor Credit Co. LLC, 8.70%, 10/1/14	1,800,000	1,954
	Hyundai Capital Services, Inc., 4.375%, 7/27/16 144A	200,000	212
	Hyundai Capital Services, Inc., 6.00%, 5/5/15	1,300,000	1,401
	RCI Banque SA, 2.148%, 4/11/14 144A	900,000	902
	RCI Banque SA, 3.50%, 4/3/18 144A	300,000	299
	Schaeffler Finance BV, 7.75%, 2/15/17 144A	300,000	331

	Total		12,400

	Banking (8.4%)
	Abbey National Treasury Services PLC, 1.856%, 4/25/14	600,000	604
	Ally Financial, Inc., 3.475%, 2/11/14	800,000	803
	Ally Financial, Inc., 3.672%, 6/20/14	1,000,000	1,009
	Ally Financial, Inc., 4.625%, 6/26/15	1,000,000	1,025
	Ally Financial, Inc., 6.75%, 12/1/14	400,000	421
	Ally Financial, Inc., 7.50%, 12/31/13	400,000	410
	Ally Financial, Inc., 8.30%, 2/12/15	300,000	323
	Banco Bradesco SA, 2.374%, 5/16/14 144A	1,000,000	1,009
	Banco Continental SA via Continental Senior Trustee II Cayman, Ltd., 5.75%, 1/18/17 144A	600,000	634
	Banco Mercantil del Norte SA, 4.375%, 7/19/15 144A	100,000	104

	Corporate Bonds (56.7%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Banco Santander Brasil SA, 2.373%, 3/18/14 144A	400,000	398
	Banco Santander Brasil SA, 4.25%, 1/14/16 144A	1,500,000	1,515
	Banco Santander Chile, 3.875%, 9/20/22 144A	1,000,000	930
	Banco Votorantim SA, 5.25%, 2/11/16 144A	800,000	820
	Bank of America Corp., 5.75%, 12/1/17	500,000	556
	Bank of America Corp., 6.00%, 9/1/17	120,000	135
	BBVA Bancomer SA/Texas, 4.50%, 3/10/16	1,000,000	1,037
	BBVA US Senior SAU, 4.664%, 10/9/15	600,000	618
(k)	The Bear Stearns LLC, 7.25%, 2/1/18	2,400,000	2,858
	Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	1,500,000	1,535
	The Goldman Sachs Group, Inc., 5.25%, 7/27/21	600,000	642
	The Goldman Sachs Group, Inc., 5.75%, 1/24/22	400,000	441
	The Goldman Sachs Group, Inc., 6.15%, 4/1/18	500,000	563
	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	850,000	871
(k)	The Goldman Sachs Group, Inc., 7.50%, 2/15/19	2,300,000	2,731
	HSBC Bank PLC, 4.125%, 8/12/20 144A	800,000	838
	Intesa Sanpaolo SpA, 2.674%, 2/24/14 144A	1,600,000	1,606
	Intesa Sanpaolo SpA, 3.125%, 1/15/16	1,000,000	983
	Intesa Sanpaolo SpA, 6.50%, 2/24/21 144A	300,000	302
	LBG Capital No. 1 PLC, 8.50%, 12/17/49 144A	660,000	672
	Macquarie Group, Ltd., 6.25%, 1/14/21 144A	300,000	319
	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	1,500,000	1,726
	Morgan Stanley, 5.625%, 9/23/19	400,000	430
	Morgan Stanley, 5.95%, 12/28/17	200,000	222

	Corporate Bonds (56.7%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Morgan Stanley, 6.00%, 4/28/15	500,000	536
(k)	Morgan Stanley, 7.30%, 5/13/19	2,800,000	3,253
	Norddeutsche Landesbank Girozentrale, 0.875%, 10/16/15 144A	200,000	200
	Rabobank Nederland NV, 11.00%, 12/29/49 144A	200,000	257
	Skandinaviska Enskilda Banken AB, 1.375%, 5/29/18 144A	1,000,000	963
	Turkiye Garanti Bankasi AS, 2.776%, 4/20/16 144A	200,000	196

	Total		34,495

	Basic Materials (1.6%)
(k)	Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 144A	2,600,000	2,587
	Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19	300,000	343
	Georgia-Pacific LLC, 8.875%, 5/15/31	200,000	279
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	1,900,000	2,007
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19	200,000	218
	Rock Tenn Co., 4.45%, 3/1/19	200,000	212
	Sappi Papier Holding GmbH, 7.75%, 7/15/17 144A	400,000	422
	Weyerhaeuser Co., 7.375%, 10/1/19	400,000	473

	Total		6,541

	Builders & Building Materials (1.0%)
	Agile Property Holdings, Ltd., 8.875%, 4/28/17 144A	150,000	153
	Cemex Finance LLC, 9.375%, 10/12/22 144A	300,000	327
	Cemex Finance LLC, 9.50%, 12/14/16 144A	600,000	634

The Accompanying Notes are an Integral Part of the Financial Statements.

118	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Corporate Bonds (56.7%)	Shares/ $ Par	Value $ (000’s)

Builders & Building Materials continued
Cemex SAB de CV, 9.50%, 6/15/18 144A	1,300,000	1,404
Corporacion GEO SAB de CV, 9.25%, 6/30/20 144A	200,000	88
Desarrolladora Homex SAB de CV, 7.50%, 9/28/15	100,000	34
HD Supply, Inc., 8.125%, 4/15/19	1,000,000	1,095
Hutchison Whampoa International, Ltd., 5.75%, 9/11/19	200,000	225
Longfor Properties Co., Ltd., 9.50%, 4/7/16 144A	200,000	215

Total		4,175

Chemicals (1.7%)
Ashland, Inc., 3.875%, 4/15/18 144A	500,000	495
The Braskem America Finance Co., 7.125%, 7/22/41 144A	700,000	662
Braskem Finance, Ltd., 5.375%, 5/2/22 144A	400,000	381
Braskem Finance, Ltd., 5.75%, 4/15/21 144A	250,000	244
Braskem Finance, Ltd., 5.75%, 4/15/21	700,000	672
Celanese US Holdings LLC, 6.625%, 10/15/18	100,000	106
Ecolab, Inc., 3.00%, 12/8/16	800,000	835
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,800,000	1,836
Huntsman International LLC, 8.625%, 3/15/21	600,000	658
Ineos Finance PLC, 7.50%, 5/1/20 144A	200,000	213
Ineos Finance PLC, 8.375%, 2/15/19 144A	200,000	218
Phosagro OAO, 4.204%, 2/13/18 144A	200,000	197
Rhodia SA, 6.875%, 9/15/20 144A	500,000	561

Total		7,078

Consumer Products & Retailing (1.2%)
Altria Group, Inc., 2.85%, 8/9/22	1,600,000	1,479
Altria Group, Inc., 9.70%, 11/10/18	237,000	315
Altria Group, Inc., 10.20%, 2/6/39	800,000	1,204
CVS Pass-Through Trust, 5.926%, 1/10/34 144A	870,542	971
CVS Pass-Through Trust, 7.507%, 1/10/32 144A	93,049	115

Corporate Bonds (56.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Jarden Corp., 6.125%, 11/15/22	100,000	105
Reynolds American, Inc., 6.75%, 6/15/17	50,000	58
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	100,000	107
Spectrum Brands, Inc., 9.50%, 6/15/18	400,000	438

Total		4,792

Electric Utilities (0.7%)
The AES Corp., 7.75%, 3/1/14	329,000	340
The AES Corp., 8.00%, 10/15/17	100,000	113
The AES Corp., 8.00%, 6/1/20	300,000	342
Entergy Corp., 3.625%, 9/15/15	100,000	104
Exelon Generation Co. LLC, 4.25%, 6/15/22	500,000	500
FirstEnergy Corp., 7.375%, 11/15/31	200,000	211
Korea Hydro & Nuclear Power Co., Ltd., 6.25%, 6/17/14	100,000	104
NRG Energy, Inc., 7.625%, 1/15/18	600,000	642
Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22	200,000	206
Puget Energy, Inc., 5.625%, 7/15/22	200,000	212

Total		2,774

Energy (2.3%)
Anadarko Finance Co., 7.50%, 5/1/31	100,000	125
Anadarko Petroleum Corp., 5.95%, 9/15/16	300,000	337
Anadarko Petroleum Corp., 6.375%, 9/15/17	300,000	345
CNOOC Finance 2012, Ltd., 3.875%, 5/2/22	1,500,000	1,455
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	100,000	102
Continental Resources, Inc., 7.125%, 4/1/21	100,000	110
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	100,000	107
Harvest Operations Corp., 6.875%, 10/1/17	100,000	112
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	100,000	100
Nakilat, Inc., 6.067%, 12/31/33	200,000	224

	Corporate Bonds (56.7%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Newfield Exploration Co., 6.875%, 2/1/20	300,000	309
	Newfield Exploration Co., 7.125%, 5/15/18	100,000	104
	Novatek Finance, Ltd., 6.604%, 2/3/21 144A	1,100,000	1,185
	Odebrecht Drilling Norbe VIII/IX, Ltd., 6.35%, 6/30/21	1,425,000	1,439
	OGX Austria GmbH, 8.375%, 4/1/22 144A	700,000	203
	OGX Austria GmbH, 8.375%, 4/1/22	800,000	232
	OGX Austria GmbH, 8.50%, 6/1/18 144A	600,000	189
	Petrohawk Energy Corp., 7.25%, 8/15/18	100,000	109
	Pride International, Inc., 8.50%, 6/15/19	500,000	636
	QGOG Constellation SA, 6.25%, 11/9/19 144A	500,000	490
	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20	377,150	405
	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.75%, 9/30/19	550,000	643
	SandRidge Energy, Inc., 7.50%, 3/15/21	200,000	191
	SandRidge Energy, Inc., 8.125%, 10/15/22	400,000	396

	Total		9,548

	Finance (3.1%)
	American General Finance Corp., 5.40%, 12/1/15	900,000	898
	AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	760,000	790
	CIT Group, Inc., 5.25%, 4/1/14 144A	1,200,000	1,218
	GATX Corp., 4.75%, 6/15/22	200,000	206
	International Lease Finance Corp., 6.75%, 9/1/16 144A	1,200,000	1,296
	LeasePlan Corp. NV, 3.00%, 10/23/17 144A	200,000	201
	SLM Corp., 5.00%, 4/15/15	600,000	619
(k)	SLM Corp., 6.25%, 1/25/16	2,700,000	2,862
	Springleaf Finance Corp., 5.75%, 9/15/16	300,000	293
	Springleaf Finance Corp., 6.50%, 9/15/17	700,000	676
(k)	Springleaf Finance Corp., 6.90%, 12/15/17	2,200,000	2,159
	Stadshypotek AB, 1.25%, 5/23/18 144A	1,050,000	1,011

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	119

Multi-Sector Bond Portfolio

Corporate Bonds (56.7%)	Shares/ $ Par	Value $ (000’s)

Finance continued
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 144A	85,777	88
Swedbank Hypotek AB, 1.375%, 3/28/18 144A	300,000	292

Total		12,609

Food & Beverage (0.1%)
Constellation Brands, Inc., 4.25%, 5/1/23	300,000	283

Total		283

Foreign Agencies (13.0%)
AK Transneft OAO, 7.70%, 8/7/13	200,000	201
AK Transneft OAO, 8.70%, 8/7/18 144A	1,000,000	1,177
Banco do Brasil SA, 6.00%, 1/22/20 144A	200,000	213
Banco do Brasil SR (Cayman), 3.875%, 10/10/22	1,200,000	1,052
Bank Nederlandse Gemeenten NV, 1.375%, 9/27/17	700,000	693
Bank Nederlandse Gemeenten NV, 2.50%, 1/23/23 144A	1,900,000	1,782
Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19 144A	400,000	418
Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19	200,000	209
Centrais Eletricas Brasileiras SA, 7.75%, 11/30/15 144A	1,300,000	1,404
Dolphin Energy, Ltd., 5.50%, 12/15/21 144A	1,300,000	1,404
Dolphin Energy, Ltd., 5.50%, 12/15/21	200,000	216
Ecopetrol SA, 7.625%, 7/23/19	720,000	851
Eksportfinans ASA, 2.00%, 9/15/15	200,000	192
Eksportfinans ASA, 5.50%, 5/25/16	200,000	208
Eksportfinans ASA, 5.50%, 6/26/17	100,000	103
The Export-Import Bank of Korea, 3.75%, 10/20/16	700,000	735
The Export-Import Bank of Korea, 4.00%, 1/29/21	200,000	198
The Export-Import Bank of Korea, 4.375%, 9/15/21	1,200,000	1,216
The Export-Import Bank of Korea, 5.125%, 6/29/20	250,000	265
Gazprom Via Gaz Capital SA, 3.85%, 2/6/20 144A	500,000	465

	Corporate Bonds (56.7%)	Shares/ $ Par	Value $ (000’s)

	Foreign Agencies continued
	Gazprom Via Gaz Capital SA, 5.625%, 7/22/13	7,110	7
	Gazprom Via Gaz Capital SA, 6.51%, 3/7/22	1,000,000	1,057
	Gazprom Via Gaz Capital SA, 8.625%, 4/28/34	1,000,000	1,185
	Gazprom Via Gaz Capital SA, 9.25%, 4/23/19	900,000	1,085
	Indian Oil Corp., Ltd., 4.75%, 1/22/15	1,100,000	1,136
	IPIC GMTN, Ltd., 5.00%, 11/15/20 144A	1,500,000	1,601
	Israel Electric Corp., Ltd., 7.25%, 1/15/19 144A	200,000	213
	KazMunayGas National Co., 6.375%, 4/9/21 144A	900,000	977
	KazMunayGas National Co., 7.00%, 5/5/20 144A	300,000	339
	KazMunayGas National Co., 8.375%, 7/2/13	300,000	300
	KazMunayGas National Co., 11.75%, 1/23/15	700,000	793
	The Korea Development Bank, 3.00%, 9/14/22	1,000,000	914
	Korea Hydro & Nuclear Power Co., Ltd., 3.125%, 9/16/15 144A	100,000	103
	Majapahit Holding BV, 7.25%, 6/28/17	100,000	110
	Majapahit Holding BV, 7.75%, 1/20/20 144A	100,000	110
	Majapahit Holding BV, 7.75%, 1/20/20	100,000	111
	Majapahit Holding BV, 8.00%, 8/7/19	100,000	113
	Pemex Project Funding Master Trust, 5.75%, 3/1/18	1,440,000	1,577
	Pertamina Persero PT, 4.30%, 5/20/23 144A	600,000	555
	Peru Enhanced Pass-Through Finance, Ltd., 0.00%, 5/31/18 144A	134,481	120
(k)	Petrobras International Finance Co., 5.375%, 1/27/21	2,400,000	2,411
	Petrobras International Finance Co., 5.875%, 3/1/18	600,000	646
	Petrobras International Finance Co., 7.875%, 3/15/19	230,000	266
	Petroleos de Venezuela SA, 4.90%, 10/28/14	100,000	94
	Petroleos de Venezuela SA, 5.00%, 10/28/15	100,000	88

	Corporate Bonds (56.7%)	Shares/ $ Par	Value $ (000’s)

	Foreign Agencies continued
	Petroleos de Venezuela SA, 5.375%, 4/12/27	1,900,000	1,150
	Petroleos de Venezuela SA, 5.50%, 4/12/37	1,800,000	1,062
(k)	Petroleos de Venezuela SA, 8.50%, 11/2/17	4,300,000	3,940
	Petroleos Mexicanos, 4.875%, 3/15/15	1,490,000	1,566
	Petroleos Mexicanos, 8.00%, 5/3/19	1,200,000	1,452
	Qatari Diar Finance QSC, 5.00%, 7/21/20	1,100,000	1,213
	QNB Finance, Ltd., 3.375%, 2/22/17	1,200,000	1,230
	Qtel International Finance, Ltd., 3.375%, 10/14/16 144A	300,000	312
	Qtel International Finance, Ltd., 4.75%, 2/16/21 144A	200,000	208
	Qtel International Finance, Ltd., 4.75%, 2/16/21	1,100,000	1,143
	Rosneft Oil Co. via Rosneft International Finance, Ltd., 4.199%, 3/6/22 144A	700,000	649
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.125%, 1/14/14	500,000	513
	RZD Capital, Ltd., 5.739%, 4/3/17	1,600,000	1,696
	SABIC Capital I BV, 3.00%, 11/2/15	1,200,000	1,242
	SB Capital SA, 5.40%, 3/24/17	500,000	524
	SB Capital SA, 5.499%, 7/7/15	300,000	317
	SB Capital SA, 5.717%, 6/16/21	200,000	204
	SB Capital SA, 6.125%, 2/7/22 144A	1,500,000	1,566
	SB Capital SA, 6.125%, 2/7/22	400,000	417
	Sberbank of Russia Via SB Capital SA, 5.18%, 6/28/19	900,000	918
	Temasek Financial I, Ltd., 3.375%, 7/23/42 144A	500,000	396
	Vnesheconombank Via VEB Finance PLC, 5.375%, 2/13/17 144A	200,000	208
	Vnesheconombank Via VEB Finance PLC, 5.45%, 11/22/17 144A	1,200,000	1,248
	Vnesheconombank Via VEB Finance PLC, 6.025%, 7/5/22 144A	400,000	412
	Vnesheconombank Via VEB Finance PLC, 6.80%, 11/22/25	100,000	106

The Accompanying Notes are an Integral Part of the Financial Statements.

120	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

	Corporate Bonds (56.7%)	Shares/ $ Par	Value $ (000’s)

	Foreign Agencies continued
	Vnesheconombank Via VEB Finance PLC, 6.902%, 7/9/20	400,000	439
	Waha Aerospace BV, 3.925%, 7/28/20 144A	225,000	234

	Total		53,278

	Gaming/Leisure/Lodging (0.2%)
	MCE Finance, Ltd., 5.00%, 2/15/21 144A	1,100,000	1,031

	Total		1,031

	Healthcare (1.0%)
	Baptist Health South Florida Obligated Group, 4.59%, 8/15/21	100,000	108
	Boston Scientific Corp., 6.00%, 1/15/20	1,200,000	1,358
(k)	HCA, Inc., 6.50%, 2/15/20	2,200,000	2,380
	Tenet Healthcare Corp., 4.50%, 4/1/21 144A	300,000	280

	Total		4,126

	Insurance (0.9%)
	American International Group, Inc., 5.05%, 10/1/15	300,000	325
	American International Group, Inc., 5.60%, 10/18/16	200,000	223
(k)	American International Group, Inc., 5.85%, 1/16/18	2,400,000	2,699
	Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	450,000	464

	Total		3,711

	Media (0.7%)
	Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22 144A	500,000	515
	Columbus International, Inc., 11.50%, 11/20/14 144A	100,000	108
	CSC Holdings LLC, 7.625%, 7/15/18	100,000	113
	CSC Holdings LLC, 7.875%, 2/15/18	400,000	454
	CSC Holdings LLC, 8.625%, 2/15/19	200,000	231
	DISH DBS Corp., 5.00%, 3/15/23	100,000	96
	DISH DBS Corp., 7.125%, 2/1/16	325,000	352
	EchoStar DBS Corp., 7.75%, 5/31/15	700,000	758

Corporate Bonds (56.7%)	Shares/ $ Par	Value $ (000’s)

Media continued
Quebecor Media, Inc., 7.75%, 3/15/16	162,000	164

Total		2,791

Metals & Mining (4.3%)
Aleris International, Inc., 7.625%, 2/15/18	700,000	728
Alrosa Finance SA, 7.75%, 11/3/20 144A	500,000	535
Alrosa Finance SA, 7.75%, 11/3/20	900,000	963
Anglo American Capital PLC, 2.625%, 9/27/17 144A	200,000	195
Anglo American Capital PLC, 4.125%, 9/27/22 144A	1,400,000	1,322
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	100,000	93
AngloGold Ashanti Holdings PLC, 6.50%, 4/15/40	1,000,000	827
ArcelorMittal, 7.50%, 10/15/39	2,200,000	2,090
CONSOL Energy, Inc., 8.00%, 4/1/17	1,500,000	1,579
CSN Islands IX Corp., 10.00%, 1/15/15	200,000	218
CSN Islands XI Corp., 6.875%, 9/21/19 144A	700,000	707
CSN Resources SA, 6.50%, 7/21/20	200,000	195
FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15 144A	300,000	303
Gerdau Holdings, Inc., 7.00%, 1/20/20 144A	200,000	211
Gerdau Holdings, Inc., 7.00%, 1/20/20	600,000	633
Gerdau Trade, Inc., 5.75%, 1/30/21 144A	800,000	788
Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	200,000	169
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22 144A	200,000	172
Newcrest Finance Pty, Ltd., 4.45%, 11/15/21 144A	400,000	359
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41 144A	200,000	157
Severstal OAO Via Steel Capital SA, 4.45%, 3/19/18 144A	200,000	189
Severstal OAO Via Steel Capital SA, 6.70%, 10/25/17 144A	700,000	720
Southern Copper Corp., 5.25%, 11/8/42	400,000	328

Corporate Bonds (56.7%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued
Steel Dynamics, Inc., 7.625%, 3/15/20	300,000	320
Teck Resources, Ltd., 4.50%, 1/15/21	1,500,000	1,507
Vale Overseas, Ltd., 4.375%, 1/11/22	800,000	760
Vale Overseas, Ltd., 4.625%, 9/15/20	400,000	395
Vale Overseas, Ltd., 6.875%, 11/21/36	100,000	101
Xstrata Canada Financial Corp., 3.60%, 1/15/17 144A	1,000,000	1,008

Total		17,572

Oil & Gas (0.6%)
Reliance Holdings USA, Inc., 4.50%, 10/19/20	300,000	295
Tengizchevroil Finance Co. SARL, 6.124%, 11/15/14	43,000	44
TNK-BP Finance SA, 7.25%, 2/2/20 144A	400,000	448
TNK-BP Finance SA, 7.875%, 3/13/18 144A	100,000	114
TNK-BP Finance SA, 7.875%, 3/13/18	1,500,000	1,706

Total		2,607

Pharmaceuticals (0.9%)
Amgen, Inc., 3.625%, 5/15/22	800,000	800
Amgen, Inc., 5.375%, 5/15/43	900,000	931
Mylan, Inc., 7.625%, 7/15/17 144A	100,000	111
Mylan, Inc., 7.875%, 7/15/20 144A	300,000	346
Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	600,000	618
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	900,000	972

Total		3,778

Pipelines (2.3%)
El Paso Corp., 8.25%, 2/15/16	100,000	111
El Paso Corp., 12.00%, 12/12/13	800,000	834
El Paso LLC, 7.75%, 1/15/32	916,000	973
Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 144A	1,900,000	1,960
NGPL PipeCo LLC, 7.119%, 12/15/17 144A	500,000	485

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	121

Multi-Sector Bond Portfolio

	Corporate Bonds (56.7%)	Shares/ $ Par	Value $ (000’s)

	Pipelines continued
	NGPL PipeCo LLC, 7.768%, 12/15/37 144A	200,000	176
	NGPL PipeCo LLC, 9.625%, 6/1/19 144A	1,400,000	1,449
	Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	865
(k)	Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	2,900,000	2,755
(n)	Selectica, 8.75%, 11/15/15	500,000	-

	Total		9,608

	Real Estate Investment Trusts (0.6%)
	Goodman Funding Pty., Ltd., 6.375%, 4/15/21 144A	1,000,000	1,120
	SL Green Realty Corp., 5.00%, 8/15/18	1,100,000	1,171

	Total		2,291

	Services (0.0%)
	QVC, Inc., 4.375%, 3/15/23 144A	200,000	187

	Total		187

	Technology (0.9%)
	Alliance Data Systems Corp., 5.25%, 12/1/17 144A	600,000	618
	Audatex North America, Inc., 6.75%, 6/15/18	100,000	105
	Brocade Communications Systems, Inc., 6.875%, 1/15/20	1,100,000	1,174
	First Data Corp., 6.75%, 11/1/20 144A	1,000,000	1,017
	First Data Corp., 7.375%, 6/15/19 144A	500,000	514
	Flextronics International, Ltd., 4.625%, 2/15/20 144A	200,000	194

	Total		3,622

	Telecommunications (4.1%)
	America Movil SAB de CV, 2.375%, 9/8/16	1,700,000	1,722
(k)	America Movil SAB de CV, 6.125%, 3/30/40	4,600,000	4,975
	American Tower Corp., 7.25%, 5/15/19	1,500,000	1,800
	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	700,000	971
	Digicel Group, Ltd., 8.25%, 9/30/20 144A	600,000	621
	Eileme 2 AB, 11.625%, 1/31/20 144A	600,000	678

Corporate Bonds (56.7%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
MetroPCS Wireless, Inc., 6.25%, 4/1/21 144A	600,000	610
Qwest Corp., 7.25%, 9/15/25	500,000	559
Telefonos de Mexico SAB de CV, 5.50%, 1/27/15	100,000	105
Telefonos de Mexico SAB de CV, 5.50%, 11/15/19	700,000	767
tw telecom holdings, inc., 8.00%, 3/1/18	600,000	636
Vimpel Communications Via VIP Finance Ireland, Ltd., 7.748%, 2/2/21 144A	1,200,000	1,280
Vimpel Communications Via VIP Finance Ireland, Ltd., 9.125%, 4/30/18 144A	900,000	1,024
Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	300,000	302
Windstream Corp., 7.875%, 11/1/17	100,000	110
Windstream Corp., 8.125%, 8/1/13	600,000	602

Total		16,762

Transportation (1.6%)
American Airlines Pass Through Trust, Series 2009-1, Class A, 10.375%, 7/2/19	81,742	87
American Airlines Pass Through Trust, Series 2011-1, Class A, 5.25%, 1/31/21	180,343	192
American Airlines Pass Through Trust, Series 2011-2, Class A, 8.625%, 10/15/21	363,995	387
Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	504
Asciano Finance, Ltd., 5.00%, 4/7/18 144A	800,000	850
Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	255,407	299
Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 1/12/21	92,319	99
Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.75%, 12/17/19	214,267	249

	Corporate Bonds (56.7%)	Shares/ $ Par	Value $ (000’s)

	Transportation continued
	Delta Air Lines Pass Through Trust, Series 2012-1, Class A, 4.75%, 5/7/20	482,146	504
	DP World Sukuk, Ltd., 6.25%, 7/2/17	500,000	535
	DP World, Ltd., 6.85%, 7/2/37	200,000	206
	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 3/15/16 144A	500,000	508
	United Airlines Pass Through Trust, Series 2009-2, Class A, 9.75%, 1/15/17	355,618	409
	US Airways Pass-Through Trust, 5.90%, 10/1/24	1,497,298	1,572

	Total		6,401

	Yankee Sovereign (2.5%)
	Indonesia Government International Bond, 6.75%, 3/10/14	500,000	515
(k)	Indonesia Government International Bond, 6.875%, 1/17/18	5,100,000	5,725
	Qatar Government International Bond, 5.25%, 1/20/20 144A	1,200,000	1,344
	Venezuela Government International Bond, 7.65%, 4/21/25	800,000	596
	Venezuela Government International Bond, 7.75%, 10/13/19	100,000	83
	Venezuela Government International Bond, 8.25%, 10/13/24	200,000	155
	Venezuela Government International Bond, 9.25%, 5/7/28	1,100,000	897
	Venezuela Government International Bond, 9.375%, 1/13/34	1,400,000	1,144

	Total		10,459

	Total Corporate Bonds
	(Cost: $232,414)		232,919

	Foreign Bonds (18.5%)	Par

	Aerospace & Defense (0.2%)
	Finmeccanica Finance SA, 8.00%, 12/16/19	600,000	1,001

	Total		1,001

	Autos & Vehicle Parts (0.3%)
	Conti-Gummi Finance BV, 8.50%, 7/15/15	400,000	543
	Fiat Finance & Trade SA, 7.625%, 9/15/14	500,000	684

	Total		1,227

The Accompanying Notes are an Integral Part of the Financial Statements.

122	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Foreign Bonds (18.5%)	Par	Value $ (000’s)

Banking (3.7%)
Banco do Brasil SA, 4.50%, 1/20/16 144A	500,000	666
Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 9/15/17 144A	300,000	403
Bank of Scotland PLC, 6.375%, 8/16/19	100,000	160
Bankia SA, 4.375%, 2/14/17	200,000	247
Barclays Bank PLC, 10.00%, 5/21/21	1,700,000	3,271
Barclays Bank PLC, 14.00%, 11/29/49	200,000	396
GMAC International Finance BV, 7.50%, 4/21/15	400,000	554
LBG Capital No. 1 PLC, 6.439%, 5/23/20	1,400,000	1,800
LBG Capital No. 1 PLC, 7.869%, 8/25/20	1,100,000	1,695
LBG Capital No. 1 PLC, 11.04%, 3/19/20	600,000	1,013
Merrill Lynch & Co., Inc., 0.467%, 1/31/14	1,100,000	1,431
Royal Bank of Scotland NV, 0.95%, 6/8/15	300,000	374
The Royal Bank of Scotland PLC, 2.003%, 3/30/15	1,100,000	1,004
The Royal Bank of Scotland PLC, 6.934%, 4/9/18	1,500,000	2,040

Total		15,054

Basic Materials (0.4%)
Ardagh Packaging Finance PLC, 7.375%, 10/15/17	100,000	136
Kloeckner Pentaplast GmbH & Co. KG, 11.625%, 7/15/17	200,000	288
Mondi Finance PLC, 5.75%, 4/3/17	100,000	146
OI European Group BV, 6.75%, 9/15/20	200,000	288
Smurfit Kappa Acquisitions, 4.125%, 1/30/20 144A	300,000	371
Smurfit Kappa Acquisitions, 7.75%, 11/15/19	300,000	419

Total		1,648

Builders & Building Materials (0.4%)
Grohe Holdings GmbH, 4.209%, 9/15/17	100,000	130
Lafarge SA, 6.625%, 11/29/18	1,000,000	1,433

Total		1,563

Foreign Bonds (18.5%)	Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite (0.3%)
Ziggo Bond Co. BV, 8.00%, 5/15/18	900,000	1,250

Total		1,250

Capital Goods (0.3%)
Obrascon Huarte Lain SA, 8.75%, 3/15/18	800,000	1,117

Total		1,117

Chemicals (0.5%)
Ineos Group Holdings SA, 6.50%, 8/15/18 144A	100,000	125
Ineos Group Holdings SA, 7.875%, 2/15/16	269,463	351
Kinove German Bondco GmbH, 10.00%, 6/15/18	1,080,000	1,535

Total		2,011

Consumer Products & Retailing (0.4%)
DFS Furniture Holdings PLC, 7.625%, 8/15/18	100,000	157
Spirit Issuer PLC, 6.582%, 12/28/18	900,000	1,351

Total		1,508

Electric Utilities (0.3%)
Tokyo Electric Power Co., 4.50%, 3/24/14	950,000	1,246

Total		1,246

Foreign Agencies (0.6%)
IPIC GMTN, Ltd., 4.875%, 5/14/16	700,000	991
RZD Capital PLC, 7.487%, 3/25/31	800,000	1,299

Total		2,290

Governments (2.9%)
Bankia SA, 0.409%, 1/25/16	800,000	922
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/14	186,000	88
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/17	3,344,000	1,536
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/21	650,000	292
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/23	47,000	21
Commonwealth of Australia Treasury Indexed Bonds, 3.00%, 9/20/25	400,000	471
Commonwealth of Australia Treasury Indexed Bonds, 4.00%, 8/20/20	2,100,000	3,528

Foreign Bonds (18.5%)	Par	Value $ (000’s)

Governments continued
Indonesia Treasury Bond, 6.625%, 5/15/33	1,964,000,000	174
Indonesia Treasury Bond, 7.00%, 5/15/27	4,705,000,000	446
Indonesia Treasury Bond, 10.00%, 2/15/28	2,300,000,000	277
Mexican Bonos, 6.00%, 6/18/15	47,000,000	3,736
Republic of South Africa, 8.00%, 12/21/18	5,700,000	601

Total		12,092

Healthcare (0.2%)
Priory Group No 3 PLC, 7.00%, 2/15/18	600,000	922

Total		922

Insurance (0.2%)
American International Group, Inc., 8.625%, 5/22/38	100,000	178
ING Groep NV, 5.14%, 3/17/49	600,000	807

Total		985

Media (1.8%)
Lynx I Corp., 6.00%, 10/15/21	1,800,000	2,715
Nara Cable Funding, Ltd., 8.875%, 12/1/18	1,600,000	2,171
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.625%, 4/15/23 144A	300,000	377
UPCB Finance II, Ltd., 6.375%, 7/1/20	400,000	530
Virgin Media Secured Finance PLC, 5.50%, 1/15/21	100,000	148
Virgin Media Secured Finance PLC, 7.00%, 1/15/18	900,000	1,417

Total		7,358

Municipal Bonds (2.6%)
Junta de Galicia, 5.763%, 4/3/17	1,300,000	1,764
New South Wales Treasury Corp., 2.75%, 11/20/25	300,000	339
Province of Ontario Canada, 2.85%, 6/2/23	300,000	273
Province of Ontario Canada, 3.15%, 6/2/22	3,100,000	2,936
Province of Ontario Canada, 4.00%, 6/2/21	100,000	102
Province of Ontario Canada, 4.20%, 6/2/20	300,000	309

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	123

Multi-Sector Bond Portfolio

	Foreign Bonds (18.5%)	Par	Value $ (000’s)

	Municipal Bonds continued
	Province of Quebec Canada, 4.50%, 12/1/18	1,700,000	1,779
	Province of Quebec Canada, 4.50%, 12/1/19	300,000	315
	Province of Quebec Canada, 4.50%, 12/1/20	2,900,000	3,039

	Total		10,856

	Other Holdings (0.6%)
	The Autonomous Community of Madrid, 4.20%, 9/24/14	1,700,000	2,256

	Total		2,256

	Structured Products (0.8%)
(n)	Cairn CLO BV, 0.621%, 1/31/22	1,700,000	2,163
	EMF-NL BV, 1.01%, 4/17/41	289,552	329
	Epic Opera PLC, 0.754%, 7/28/16	44,499	67
	Eurosail-NL BV, 1.71%, 10/17/40	211,145	261
	Opera Germany PLC, 0.428%, 10/20/14	84,085	109
	Real Estate Capital No. 5 PLC, 0.734%, 7/25/16	189,531	288

	Total		3,217

	Telecommunications (1.7%)
	Koninklijke (Royal) KPN NV, 6.125%, 3/29/49	1,200,000	1,539
	Telecom Italia SpA, 6.375%, 6/24/19	100,000	155
	Telefonica Emisiones SAU, 5.597%, 3/12/20	100,000	156
	Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 144A	100,000	133
	Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22 144A	100,000	131
	Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24 144A	300,000	395
	Wind Acquisition Finance SA, 7.375%, 2/15/18	600,000	788
	Wind Acquisition Finance SA, 11.75%, 7/15/17	2,600,000	3,520

	Total		6,817

	Transportation (0.3%)
	Europcar Groupe SA, 11.50%, 5/15/17	700,000	1,012
	Geo Debt Finance SCA, 7.50%, 8/1/18 144A	100,000	129

	Foreign Bonds (18.5%)	Par	Value $ (000’s)

	Transportation continued
	The Great Rolling Stock Co., 6.875%, 7/27/35	100,000	180

	Total		1,321

	Total Foreign Bonds
	(Cost: $78,299)		75,739

	Governments (13.5%)	Shares/ $ Par

	Governments (13.5%)
(k)	US Treasury, 0.25%, 3/31/14	1,400,000	1,401
(k)	US Treasury, 0.25%, 4/30/14	400,000	400
(k)	US Treasury, 0.25%, 5/31/14	700,000	700
(k)	US Treasury, 0.25%, 6/30/14	1,200,000	1,201
(b)	US Treasury, 0.25%, 12/15/14	6,500,000	6,502
(b)	US Treasury, 0.25%, 5/15/15	4,200,000	4,193
(k)	US Treasury, 0.75%, 6/15/14	1,300,000	1,307
(k)	US Treasury, 1.00%, 5/15/20	1,700,000	1,712
(b)	US Treasury, 1.25%, 2/15/14	6,080,000	6,122
(k)	US Treasury, 1.25%, 3/15/14	320,000	322
(k)	US Treasury, 1.25%, 4/15/14	900,000	908
(k)	US Treasury, 1.625%, 8/15/22	1,000,000	938
(b)	US Treasury, 1.75%, 5/15/23	17,800,000	16,671
(k)	US Treasury, 2.25%, 5/31/14	600,000	611
(k)	US Treasury, 3.00%, 5/15/42	1,500,000	1,367
(b)	US Treasury, 3.125%, 11/15/41	3,200,000	3,000
(k)	US Treasury, 3.75%, 8/15/41	100,000	106
(b)	US Treasury, 6.375%, 8/15/27	4,300,000	6,020
(b)	US Treasury Note, 0.25%, 2/28/14	2,000,000	2,001

	Total Governments
	(Cost: $57,101)		55,482

	Municipal Bonds (2.7%)

	Municipal Bonds (2.7%)
	Alameda County California Association of Joint Powers Authorities, Series 2010-A, 7.046%, 12/1/44 RB	100,000	117

Municipal Bonds (2.7%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	127
Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	250
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	85
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	900,000	726
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 6.50%, 6/1/47 RB	300,000	264
California State, Series 2010, 7.30%, 10/1/39 GO	200,000	258
California State, Series 2010, 7.70%, 11/1/30 GO	200,000	241
California State, Series 2010, 7.95%, 3/1/36 GO	1,100,000	1,305
The California State University, Series 2010-B, 6.484%, 11/1/41 RB	300,000	327
Chicago Illinois Water Revenue, Series 2010-B, 6.742%, 11/1/40 RB	100,000	124
City of Riverside, Series 2010-A, 7.605%, 10/1/40 RB	200,000	251
Clovis Unified School District of California, Series 2001-B, 0.00%, 8/1/20 GO, NATL-RE, FGIC	100,000	79
Golden State Tobacco Securitization Corp., Series 2007-A2, 5.30%, 6/1/37 RB	100,000	84
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	84
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	369
Irvine Ranch California Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	123

The Accompanying Notes are an Integral Part of the Financial Statements.

124	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Municipal Bonds (2.7%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.488%, 8/1/33 RB	100,000	119
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	246
Metropolitan Government of Nashville & Davidson County Tennessee, Series 2010-B, 6.568%, 7/1/37 RB	100,000	124
New Jersey Turnpike Authority, Series 2010-A, 7.102%, 1/1/41 RB	200,000	258
New York City Municipal Water Finance Authority, Series 2011-CC, 5.882%, 6/15/44 RB	100,000	114
New York City Transitional Finance Authority, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	330
New York Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	582
New York State Urban Development Corp., Series 2009-E, 5.77%, 3/15/39 RB	100,000	107
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	200,000	236
Orange County California Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	255
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	200,000	197
Port Authority New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB, GO OF AUTH	1,100,000	1,208

Municipal Bonds (2.7%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	111
San Diego Redevelopment Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000	107
Tennessee State School Bond Authority, Series 2010, 4.848%, 9/15/27 GO, ST INTERCEPT	100,000	108
Tobacco Securitization Authority of Southern California, Series 2006-A, 5.00%, 6/1/37 RB	100,000	83
Tobacco Settlement Finance Authority of West Virginia, Series 2007-A, 7.467%, 6/1/47 RB	1,210,000	1,041
Tobacco Settlement Financing Corp., Series 2007A, 6.706%, 6/1/46 RB	95,000	71
Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.55%, 11/15/40 RB, GO OF AUTH	800,000	860
University of California Regents Medical Center, Series 2010-H, 6.398%, 5/15/31 RB	100,000	114
University of California Regents Medical Center, Series 2010-H, 6.548%, 5/15/48 RB	100,000	119

Total		11,204

Total Municipal Bonds
(Cost: $10,025)		11,204

Structured Products (4.3%)

Structured Products (4.3%)
ACE Securities Corp., Series 2004-RM2, Class M2, 0.988%, 1/25/35	86,893	77
ACE Securities Corp., Series 2004-HE4, Class M1, 1.093%, 12/25/34	94,900	82
Aircraft Certificate Owner Trust, Series 2003-1A, Class D, 6.455%, 9/20/22 144A	7,094	7

Structured Products (4.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	400,000	414
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.914%, 9/25/45	12,597	12
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1, 1.063%, 7/25/34	66,272	60
Arkle Master Issuer PLC, Series 2012-1A, Class 2A1, 1.974%, 5/17/60 144A	300,000	307
Asset Backed Securities Corp. Home Equity, Series 2003-HE4, Class M1, 1.438%, 8/15/33	59,508	55
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.743%, 2/10/51	100,000	113
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.857%, 6/10/49	100,000	112
Banc of America Funding Corp., Series 2007-D, Class 1A4, 0.422%, 6/20/47	268,741	245
Banc of America Funding Corp., Series 2007-6, Class A1, 0.483%, 7/25/37	194,326	157
Banc of America Funding Corp., Series 2005-H, Class 5A1, 3.12%, 11/20/35	376,522	339
Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, 2.493%, 11/15/15 144A	983,091	984
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 4.65%, 7/25/34	38,638	39
Bear Stearns Asset Backed Securities Trust, Series 2006-HE10, Class 1A2, 0.393%, 12/25/36	99,413	89
Bear Stearns Asset Backed Securities Trust, Series 2005-HE11, Class M1, 0.623%, 11/25/35	100,000	91

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	125

Multi-Sector Bond Portfolio

Structured Products (4.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.683%, 7/25/35	116,095	113
Bear Stearns Asset Backed Securities Trust, Series 2004-B01, Class 1A3, 0.743%, 10/25/34	102,293	102
Bear Stearns Asset Backed Securities Trust, Series 2006-6, Class 2A1, 4.689%, 11/25/36	437,769	349
Bear Stearns Commercial Mortgage Securities Trust, Inc., Series 2007-PW16, Class A2, 5.853%, 6/11/40	114,613	116
CHL Mortgage Pass-Through Trust, Series 2006-9, Class A1, 6.00%, 5/25/36	460,281	417
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	19,581	20
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2C, 0.403%, 12/25/36	100,000	41
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA, 3.027%, 9/25/37	44,268	35
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 2A3A, 5.139%, 9/25/37	221,206	184
Countrywide Alternative Loan Trust, Series 2007-0A3, Class 1A1, 0.333%, 4/25/47	99,712	82
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 0.353%, 12/25/46	54,666	46
Countrywide Alternative Loan Trust, Series 2006-0A12, Class A1B, 0.382%, 9/20/46	66,081	43
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.387%, 12/20/46	84,890	56

Structured Products (4.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.402%, 7/20/46	29,808	17
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.527%, 11/20/35	19,164	14
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 1.648%, 1/25/36	46,437	41
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 4.06%, 7/25/46	40,226	35
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.50%, 1/25/36	757,646	658
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.75%, 1/25/35	70,194	66
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.50%, 8/25/32	56,863	57
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 0.333%, 7/25/37	100,000	69
Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.343%, 4/25/46	392,420	362
Countrywide Asset-Backed Certificates, Series 2005-17, Class 4A2A, 0.453%, 5/25/36	59,191	59
Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 0.483%, 6/25/36	100,000	70
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.483%, 7/25/36	100,000	70
Countrywide Asset-Backed Certificates, Series 2005-AB, Class 2A4, 0.543%, 3/25/36	161,638	112
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3, 0.543%, 4/25/36	200,000	187

Structured Products (4.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.74%, 10/25/35	171,875	171
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 5.884%, 7/25/36	100,000	71
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1X, 2.65%, 12/20/35	26,804	21
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 4.922%, 10/25/35	60,347	50
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.133%, 4/25/46	68,148	36
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.954%, 9/15/39	200,000	223
Federal National Mortgage Association, Series 2003-W6, Class F, 0.543%, 9/25/42	49,881	49
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A4, 0.343%, 7/25/36	65,349	59
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.00%, 10/25/20	34,525	36
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.75%, 5/25/37	1,073,767	941
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.543%, 12/10/49	100,000	111
GSAA Home Equity Trust, Series 2006-4, Class 4A2, 0.423%, 3/25/36	56,384	47
GSAMP Trust, Series 2007-NC1, Class A2A, 0.243%, 12/25/46	24,597	12
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.679%, 9/25/35	40,707	40

The Accompanying Notes are an Integral Part of the Financial Statements.

126	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (4.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.796%, 1/25/36	9,577	9
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.837%, 3/25/47	38,781	32
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.00%, 2/25/36	403,456	365
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.432%, 6/19/35	63,516	52
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.502%, 11/19/35	27,387	22
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.443%, 3/25/35	25,210	20
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.433%, 7/25/35	5,504	5
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.493%, 7/25/35	28,048	24
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 2.592%, 10/25/34	77,565	74
ING Investment Management CLO, Ltd., Series 2006-3A, Class A1, 0.528%, 12/13/20 144A	1,568,539	1,542
IXIS Real Estate Capital Trust, Series 2005-HE1, Class M3, 0.973%, 6/25/35	94,212	91
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5, 4.654%, 1/12/37	73,649	74
JPMorgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.819%, 10/25/35	35,423	30
JPMorgan Mortgage Trust, Series 2007-A1, Class 6A1, 2.854%, 7/25/35	67,685	66

Structured Products (4.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JPMorgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.246%, 6/25/37	243,138	210
JPMorgan Reremic, Series 2009-10, Class 4A1, 0.695%, 3/26/37 144A	378,294	359
Landmark VII CDO, Ltd., Series 2006-7A, Class A1L, 0.552%, 7/15/18 144A	277,802	276
Lehman XS Trust, Series 2005-4, Class 1A3, 0.593%, 10/25/35	61,287	58
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 0.363%, 2/25/37	43,725	38
Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A3, 0.573%, 8/25/35	100,000	85
Merrill Lynch Mortgage Investors, Inc., Series 2005-A9, Class 5A1, 5.003%, 12/25/35	923,903	853
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 6A1, 5.342%, 5/25/36	70,452	68
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A, 2.59%, 2/25/36	19,346	18
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31, 5.439%, 2/12/44	93,031	95
Morgan Stanley Capital, Inc., Series 2006-HE8, Class A2C, 0.333%, 10/25/36	99,852	52
Morgan Stanley Capital, Inc., Series 2007-HE5, Class A2C, 0.443%, 3/25/37	97,269	44
Morgan Stanley Capital, Inc., Series 2005-HE7, Class A2C, 0.513%, 11/25/35	66,096	64
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1, 1.093%, 7/25/32	29,896	27
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 1.543%, 2/25/33	79,766	72

Structured Products (4.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 0.463%, 9/25/35	12,736	12
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 2.429%, 7/25/35	945,785	864
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 2.979%, 8/25/35	49,076	45
Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.693%, 7/25/35	100,000	93
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 0.333%, 1/25/37	59,282	47
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 0.383%, 8/25/36	27,351	20
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 0.383%, 9/25/36	59,188	42
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.113%, 3/25/35	568,520	447
Residential Asset Mortgage Products Trust, Series 2006-NC2, Class A2, 0.383%, 2/25/36	48,713	45
SLM Student Loan Trust, Series 2012-D, Class A1, 1.243%, 6/15/23 144A	74,652	75
SLM Student Loan Trust, Series 2011-B, Class A3, 2.443%, 6/16/42 144A	100,000	103
SLM Student Loan Trust, Series 2010-A, Class 1A, 3.20%, 5/16/44 144A	66,497	69
SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, 10/15/30 144A	400,000	419
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3, 0.343%, 9/25/36	69,879	50

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	127

Multi-Sector Bond Portfolio

Structured Products (4.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Structured Asset Investment Loan Trust, Series 2005-5, Class M2, 0.653%, 6/25/35	100,000	91
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 0.843%, 12/25/35	60,282	39
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 0.273%, 6/15/20 144A	74,109	74
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6, 2.469%, 2/25/33	4,398	4
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1, 2.486%, 3/25/36	731,843	633
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1, 5.011%, 2/25/37	15,399	14
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3, 6.099%, 10/25/36	85,728	70
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 2.639%, 4/25/36	328,273	296
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.694%, 7/25/36	630,146	555
Wells Fargo Mortgage Backed Securities Trust, Series 2005-14, Class 1A9, 5.50%, 12/25/35	18,633	19
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 5.98%, 11/25/37	299,155	262

Total Structured Products
(Cost: $17,550)		17,584

	Short-Term Investments (1.3%)	Shares/ $ Par	Value $ (000’s)

	Governments (0.3%)
(b)	US Treasury Bill, 0.12%, 5/29/14	700,000	699
(b)	US Treasury Bill, 0.14%, 1/9/14	10,000	10
(b)	US Treasury Bill, 0.14%, 6/26/14	300,000	300

	Total		1,009

	Repurchase Agreements (1.0%)
	US Treasury Repurchase, 0.15%, dated 6/28/13, due 7/1/13, (collateralized by US Treasury Bond, 0.75%, 9/15/13, valued at $4,375,980.63, repurchas proceeds of $4,300,000)	4,300,000	4,300

	Total		4,300

	Total Short-Term Investments
	(Cost: $5,309)		5,309

	Total Investments (97.0%)
	(Cost: $400,698)(a)		398,237

	Other Assets, Less Liabilities (3.0%)		12,243

	Net Assets (100.0%)		410,480

The Accompanying Notes are an Integral Part of the Financial Statements.

128	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013 the value of these securities (in thousands) was $85,616 representing 20.8% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

FGIC — Financial Guaranty Insurance Co.

ST INTERCEPT — State Aid Intercept

NATL-RE — National Public Finance Guarantee Corp.

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $400,698 and the net unrealized depreciation of investments based on that cost was $2,461 which is comprised of $9,547 aggregate gross unrealized appreciation and $12,008 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Euro Bund Future (Long) (Total Notional Value at June 30, 2013, $10,091)	54	9/13	$(161)
Euro-Bobl Future Medium-Term (Long) (Total Notional Value at June 30, 2013, $3,278)	20	9/13	(24)
US Ten Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2013, $28,788)	222	9/13	(691)
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at June 30, 2013, $1,983)	13	9/13	(68)

(h)	Forward foreign currency contracts outstanding on June 30, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	AUD	4,974	8/13	$133		$-	$133
Buy	UBS AG	BRL	10,090	8/13	-		(480)	(480)
Sell	HSBC Bank USA	BRL	4,860	8/13	89		-	89
Sell	Barclays Bank PLC	CAD	10,367	9/13	344		-	344
Sell	BNP Paribas S.A.	EUR	101	8/13	1		-	1
Sell	Rbs Securities Inc.	EUR	29,980	8/13	209		-	209
Buy	Barclays Bank PLC	GBP	545	9/13	-		(27)	(27)
Buy	Citibank, N.A.	GBP	1,945	9/13	-		(41)	(41)
Buy	JP Morgan Chase Bank, N.A.	GBP	314	9/13	-		(15)	(15)
Sell	HSBC Bank USA	GBP	14,827	9/13	214		-	214
Buy	Barclays Bank PLC	IDR	272,802	7/13	-		- (m)	- (m)
Buy	Citibank, N.A.	IDR	39,252,384	7/13	156		-	156
Buy	UBS AG	IDR	852,822	7/13	-		- (m)	- (m)
Buy	UBS AG	IDR	5,007,800	10/13	7		-	7
Sell	UBS AG	IDR	40,378,008	7/13	21		-	21
Sell	Citibank, N.A.	IDR	39,252,384	10/13	-		(170)	(170)
Buy	Barclays Bank PLC	JPY	395,200	7/13	-		(119)	(119)
Buy	Citibank, N.A.	JPY	660,300	7/13	-		(347)	(347)
Sell	Barclays Bank PLC	JPY	101,500	7/13	-		(19)	(19)
Sell	Citibank, N.A.	JPY	192,600	7/13	-	(m)	(37)	(37)
Sell	Morgan Stanley & Co., Inc.	JPY	149,300	7/13	18		-	18
Sell	Rbs Securities Inc.	JPY	647,556	7/13	33		-	33
Buy	JP Morgan Chase Bank, N.A.	MXN	11,561	9/13	-		(44)	(44)
Buy	Morgan Stanley & Co., Inc.	MXN	18,223	9/13	-		(64)	(64)
Sell	Citibank, N.A.	MXN	39,936	9/13	21		-	21
Sell	JP Morgan Chase Bank, N.A.	MXN	1,385	9/13	6		-	6
Buy	Bank of America, N.A.	RUB	123,007	10/13	-		(101)	(101)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	129

Multi-Sector Bond Portfolio

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA	RUB	123,346	10/13	$103		$-	$103
Buy	JP Morgan Chase Bank, N.A.	ZAR	1,047	7/13	-	(m)	-	-	(m)
Buy	UBS AG	ZAR	1,043	7/13	-		- (m)	-	(m)
Sell	Bank of America, N.A.	ZAR	50,297	7/13	452		-	452
Sell	Barclays Bank PLC	ZAR	1,721	7/13	-		- (m)	-	(m)
Sell	HSBC Bank USA	ZAR	13,592	7/13	-		(10)	(10)
Sell	Morgan Stanley & Co., Inc.	ZAR	3,671	7/13	-		(4)	(4)
Sell	UBS AG	ZAR	12,949	7/13	-		(21)	(21)

					$1,807		$(1,499)	$308

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXN — Mexican New Peso

RUB — Russian Ruble

ZAR — South African Rand

(i)	Written options outstanding on June 30, 2013

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Value (000’s)
Call-OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	1.80%	7/13	800	$- (m)
Call-OTC 10-Year Interest Rate Swap	Morgan Stanley Capital Services	3-Month USD LIBOR	Receive	1.80%	7/13	3,900	- (m)
Call-OTC 10-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.80%	7/13	1,000	- (m)
Put-OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	2.65%	7/13	800	(12)
Put-OTC 10-Year Interest Rate Swap	Morgan Stanley Capital Services	3-Month USD LIBOR	Receive	2.65%	7/13	3,900	(58)
Put-OTC 10-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.65%	7/13	1,000	(15)

(Premium Received $63)							$(85)

OTC — Over-the-Counter

(j)	Swap agreements outstanding as of June 30, 2013

Interest Rate Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.80%	6/16	MXN	- (m)	5,900	$10
28 Day Mexico Interbank TIIE Banxico	HSBC Bank USA	Pay	5.80%	6/16	MXN	- (m)	5,800	10
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.60%	9/16	MXN	11	72,000	75
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.00%	9/17	MXN	(34)	58,900	(45)
28 Day Mexico Interbank TIIE Banxico	Goldman Sachs International	Pay	5.00%	9/17	MXN	(20)	31,000	(22)
28 Day Mexico Interbank TIIE Banxico	Goldman Sachs International	Pay	5.50%	9/17	MXN	(5)	32,000	10
28 Day Mexico Interbank TIIE Banxico	Morgan Stanley Capital Services LLC	Pay	5.50%	9/17	MXN	(1)	10,000	3
28 Day Mexico Interbank TIIE Banxico	Morgan Stanley Capital Services LLC	Pay	5.00%	9/17	MXN	(38)	55,000	(36)
Brazil Cetip Interbank Deposit	Bank of America, N.A.	Pay	8.42%	1/17	BRL	(4)	5,000	(112)

The Accompanying Notes are an Integral Part of the Financial Statements.

130	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Brazil Cetip Interbank Deposit	Barclays Bank PLC	Pay	8.18%	1/17	BRL	(6)	5,000	$(125)
Brazil Cetip Interbank Deposit	Goldman Sachs International	Pay	8.30%	1/17	BRL	(13)	7,600	(172)
Brazil Cetip Interbank Deposit	HSBC Bank USA	Pay	8.32%	1/17	BRL	(51)	39,800	(924)
Brazil Cetip Interbank Deposit	JPMorgan Chase Bank, N.A.	Pay	8.21%	1/17	BRL	(35)	30,800	(763)
Australian 6 Month Bank Bill	Citibank N.A.	Pay	3.50%	3/18	AUD	3	7,900	(7)

								$(2,098)

Credit Default Swaps on Corporate or Sovereign Issues

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Alcoa Inc., 5.72%, 2/23/19	BNP Paribas SA	Sell	1.00%	6/21	USD	3.599%	(23)	300	$(26)
Ardagh Packaging Finance, 9.25%, 10/15/20	Barclays Bank PLC	Sell	5.00%	9/17	EUR	4.632%	(18)	200	22
AT&T Inc., 2.50%, 8/15/15	Citibank N.A.	Sell	1.00%	9/17	USD	0.537%	- (m)	100	2
Berkshire Hathaway Fin Corp., 2.45%, 12/15/15	Barclays Bank PLC	Sell	1.00%	3/18	USD	1.027%	(2)	700	2
BP Capital Markets America, 4.20%, 6/15/18	Goldman Sachs International	Sell	1.00%	9/17	USD	0.605%	9	1,100	10
Caterpillar, Inc., 5.70%, 8/15/16	Goldman Sachs International	Sell	1.00%	6/17	USD	0.591%	- (m)	100	2
Caterpillar, Inc., 5.70%, 8/15/16	UBS AG	Sell	1.00%	6/17	USD	0.591%	(1)	200	4
Excelon Generation Co. LLC, 6.20%, 10/1/17	Goldman Sachs International	Sell	1.00%	6/17	USD	1.128%	(40)	700	37
Federal Republic of Brazil, 12.25%, 3/6/30	Barclays Bank PLC	Sell	1.00%	6/18	USD	1.816%	(7)	400	(8)
Federal Republic of Brazil, 12.25%, 3/6/30	BNP Paribas SA	Sell	1.00%	6/18	USD	1.816%	(10)	800	(20)
Federal Republic of Brazil, 12.25%, 3/6/30	Citigroup Global Markets, Inc.	Sell	1.00%	6/18	USD	1.816%	(15)	1,100	(27)
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs	Sell	1.00%	6/18	USD	1.816%	(19)	1,100	(22)
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	6/18	USD	1.816%	(32)	2,300	(56)
Federal Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	Sell	1.00%	6/18	USD	1.816%	(17)	900	(18)
Federative Republic of Brazil, 12.25%, 3/6/30	Barclays Bank PLC	Sell	1.00%	9/21	USD	2.164%	(44)	1,200	(55)
Federative Republic of Brazil, 12.25%, 3/6/30	Citibank N.A.	Sell	1.00%	9/21	USD	2.164%	(11)	300	(14)
Federative Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	Sell	1.00%	9/17	USD	1.645%	(1)	80	(1)
Federative Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	Sell	1.00%	9/21	USD	2.164%	(15)	400	(18)
Federative Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	9/16	USD	1.473%	(11)	600	3
Federative Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	6/17	USD	1.610%	(2)	200	(2)
Federative Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	9/22	USD	2.215%	(74)	1,200	(37)
Federative Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	Sell	1.00%	3/17	USD	1.570%	(14)	1,100	(8)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	131

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Federative Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	Sell	1.00%	9/17	USD	1.645%	(39)	2,000	$(13)
Fiat Finance North America, Inc., 5.63%, 6/12/17	Barclays Bank PLC	Sell	5.00%	3/18	EUR	4.736%	(5)	200	8
Frontier Communications, 5.00%, 9/20/17	Goldman Sachs International	Sell	5.00%	9/17	USD	3.370%	(2)	125	10
Metlife, Inc., 4.75%, 2/8/21	Citibank N.A.	Sell	1.00%	12/17	USD	1.136%	(12)	300	11
Pacific Gas & Electric, 4.80%, 3/1/14	Goldman Sachs International	Sell	1.00%	9/17	USD	0.560%	(2)	400	9
People’s Republic of China, 4.75%, 10/29/13	Citibank N.A.	Sell	1.00%	12/16	USD	0.805%	(10)	300	12
People’s Republic of China, 4.75%, 10/29/13	Morgan Stanley Capital Services LLC	Sell	1.00%	9/16	USD	0.742%	1	200	1
People’s Republic of China, 4.75%, 10/29/13	UBS AG	Sell	1.00%	6/17	USD	0.907%	(5)	500	7
Petrobras International Finance Co., 8.375%, 12/10/18	Morgan Stanley Capital Services LLC	Sell	1.00%	9/15	USD	1.805%	(3)	200	- (m)
Republic of Indonesia, 7.25%, 4/20/15	HSBC Bank USA	Sell	1.00%	6/17	USD	1.524%	(6)	200	2
Republic of Indonesia, 7.25%, 4/20/15	UBS AG	Sell	1.00%	9/17	USD	1.588%	(3)	120	- (m)
Republic of Peru, 8.75%, 11/21/33	Barclays Bank PLC	Sell	1.00%	3/23	USD	1.862%	(29)	1,100	(48)
Republic of South Africa, 6.50%, 6/2/14	BNP Paribas SA	Sell	1.00%	9/17	USD	1.902%	(1)	120	(3)
Republic of South Africa, 6.50%, 6/2/14	HSBC Bank USA	Sell	1.00%	6/17	USD	1.849%	(5)	200	(2)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA	Sell	5.00%	6/17	USD	10.030%	(17)	200	(14)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA	Sell	5.00%	9/17	USD	10.058%	(16)	120	(4)
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	Barclays Bank PLC	Sell	1.00%	9/17	USD	1.059%	(2)	100	1
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	BNP Paribas SA	Sell	1.00%	9/17	USD	1.059%	(2)	100	1
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	Citibank N.A.	Sell	1.00%	9/17	USD	1.059%	(1)	100	1
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	UBS AG	Sell	1.00%	9/17	USD	1.059%	(2)	200	2
Royal Bank of Scotland PLC, 0.334%, 12/6/20	Goldman Sachs International	Sell	1.00%	3/18	USD	2.142%	(3)	100	(2)
Russian Government International Bond, 7.50%, 3/31/30	Goldman Sachs International	Sell	1.00%	3/23	USD	2.432%	(89)	1,300	(58)
Russian Government International Bond, 7.50%, 3/31/30	HSBC Bank USA	Sell	1.00%	6/17	USD	1.647%	(12)	300	4
Russian Government International Bond, 7.50%, 3/31/30	HSBC Bank USA	Sell	1.00%	9/17	USD	1.691%	(6)	200	- (m)
Russian Government International Bond, 7.50%, 3/31/30	Morgan Stanley Capital Services LLC	Sell	1.00%	3/17	USD	1.598%	(231)	5,700	110
Shell International Finance BV, 5.20%, 3/22/17	JPMorgan Chase Bank, N.A.	Sell	1.00%	9/17	USD	0.377%	10	800	11
SLM Corp., 6.25%, 1/25/16	Citibank N.A.	Sell	5.00%	6/17	USD	2.951%	(2)	200	17
United Mexican States, 5.95%, 3/19/19	Goldman Sachs International	Sell	1.00%	3/17	USD	1.039%	(56)	4,200	51

The Accompanying Notes are an Integral Part of the Financial Statements.

132	Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
United Mexican States, 5.95%, 3/19/19	Goldman Sachs International	Sell	1.00%	9/17	USD	1.113%	- (m)	80	$-	(m)
United Mexican States, 5.95%, 3/19/19	HSBC Bank USA	Sell	1.00%	6/17	USD	1.078%	(2)	200	1
United Mexican States, 7.50%, 4/8/33	Citibank N.A.	Sell	1.00%	9/16	USD	0.942%	(10)	500	11
Valeant Pharmaceuticals, 6.875%, 12/1/18	Goldman Sachs International	Sell	5.00%	6/16	USD	0.000%	(3)	200	27
Volkswagen International Finance NV, 5.375%, 5/22/18	Citibank N.A.	Sell	1.00%	9/17	EUR	0.725%	(7)	300	12
Volkswagen International Finance NV, 5.375%, 5/22/18	Citibank N.A.	Sell	1.00%	3/18	EUR	0.825%	3	300	1

									$(64)

Credit Default Swaps on Credit Indices

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Markit CDX Emerging Markets Index, Series 17	Morgan Stanley Capital Services LLC	Sell	5.00%	6/17	USD	3.187%	79	1,235	$5
Markit CDX Emerging Markets Index, Series 18	Barclays Bank PLC	Sell	5.00%	12/17	USD	3.202%	55	500	(18)
Markit CDX Emerging Markets Index, Series 18	HSBC Bank USA	Sell	5.00%	12/17	USD	3.176%	211	1,735	(80)
Markit CDX Emerging Markets Index, Series 19	Barclays Bank PLC	Sell	5.00%	6/18	USD	3.200%	661	5,800	(191)
Markit CDX Emerging Markets Index, Series 19	Goldman Sachs International	Sell	5.00%	6/18	USD	3.200%	211	1,900	(57)
Markit CDX Emerging Markets Index, Series 19	HSBC Bank USA	Sell	5.00%	6/18	USD	3.200%	319	2,600	(109)

									$(450)

Centrally Cleared Interest Rate Swaps

Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
6-Month Australian Bank Bill	Pay	4.00%	3/23	AUD	-	100	$(4)
6-Month Australian Bank Bill	Pay	4.25%	12/23	AUD	-	600	(13)
6-Month GBP LIBOR	Pay	2.25%	9/23	GBP	-	6,900	520

							$503

Centrally Cleared Credit Default Swap on Credit Indices

Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Markit CDX Emerging Markets Index, Series 19	Sell	5.00%	6/18	USD	3.200%	-	8,600	$(359)

								$(359)

(k)	Cash in the amount of $1,040 (in thousands) and securities with an aggregate value of $56,210 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2013.

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

(o)	Short sales outstanding on June 30, 2013.

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio	133

Multi-Sector Bond Portfolio

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	3.50%	7/43	$3,300	$3,474	$3,350

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$55,482	$-
Foreign Bonds	-	73,576	2,163
Municipal Bonds	-	11,204	-
Corporate Bonds	-	232,919	-
Structured Products	-	17,584	-
Short-Term Investments	-	5,309	-
Other Financial Instruments^
Forward Currency Contracts	-	1,808	-
Interest Rate Swaps	-	628	-
Credit Default Swaps	-	370	27
Liabilities:
Short Sales	-	(3,350)	-
Other Financial Instruments^
Futures	(944)	-	-
Forward Currency Contracts	-	(1,500)	-
Interest Rate Swaps	-	(2,223)	-
Credit Default Swaps	-	(1,243)	-
Written Options		(85)
Total	$(944)	$390,479	$2,190

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

134	Multi-Sector Bond Portfolio

Commodities Return Strategy Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The notional value of total return commodity swap agreements outstanding on June 30, 2013 totaled 99% of the Portfolio’s net assets.

The Portfolio is designed to achieve positive total return relative to the Dow Jones-UBS Commodity Index Total Return by investing, either directly or indirectly through a wholly-owned subsidiary, in commodity index-linked and commodity-linked derivative instruments backed by a portfolio of fixed income securities. Use of these instruments may involve certain risks such as commodity, counterparty, correlation, management, credit, interest rate, liquidity and market risks and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Exposure to commodity markets should only form a small part of a diversified portfolio. At any time, the loss associated with a particular investment held by the Portfolio may be significantly higher than 50% of the value of the investment. Investors considering an investment in the Portfolio should be willing to accept significant volatility in the Portfolio’s performance, particularly over shorter time periods.

The Portfolio is non-diversified, which means it may invest a greater portion of its assets in the securities of a smaller number of issuers than a diversified fund and may therefore be subject to greater volatility.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$ 889.59	$4.12
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Commodities Return Strategy Portfolio	135

Commodities Return Strategy Portfolio

Consolidated Schedule of Investments

June 30, 2013 (unaudited)

Governments (82.7%)	Shares/ $ Par	Value $ (000’s)

Governments (82.7%)
Federal Farm Credit Banks, 0.183%, 8/3/15	2,000,000	2,000
Federal Farm Credit Banks, 0.192%, 2/10/16	3,000,000	2,999
Federal Farm Credit Banks, 0.212%, 4/18/16	3,000,000	3,000
Federal Farm Credit Banks, 0.216%, 6/22/15	4,000,000	4,003
Federal Farm Credit Banks, 0.222%, 2/13/15	4,000,000	4,004
Federal Farm Credit Banks, 0.223%, 3/20/15	1,000,000	1,001
Federal Farm Credit Banks, 0.223%, 4/6/15	1,500,000	1,501
Federal Farm Credit Banks, 0.228%, 7/20/15	4,000,000	4,003
Federal Farm Credit Banks, 0.24%, 3/4/15	2,500,000	2,504
Federal Farm Credit Banks, 0.24%, 5/5/15	3,350,000	3,355
Federal Farm Credit Banks, 0.25%, 9/21/15	3,000,000	2,998
Federal Farm Credit Banks, 0.28%, 10/14/14	2,000,000	2,002
Federal Farm Credit Banks, 0.30%, 8/3/15	3,000,000	3,008
Federal Home Loan Bank, 0.00%, 1/17/14	3,000,000	2,998
Federal Home Loan Bank, 0.142%, 12/19/14	4,000,000	3,999
Federal Home Loan Bank, 0.20%, 11/25/13	3,000,000	3,002
Federal Home Loan Bank, 0.23%, 10/8/14	3,000,000	2,998
Federal Home Loan Bank, 0.23%, 10/15/14	3,000,000	2,998
Federal Home Loan Bank, 0.29%, 11/8/13	4,000,000	4,002
Federal Home Loan Bank, 0.40%, 7/2/14	1,500,000	1,503
Federal Home Loan Bank, 2.75%, 12/12/14	3,570,000	3,698
Federal Home Loan Mortgage Corp., 0.305%, 1/2/15	3,000,000	3,000
Federal Home Loan Mortgage Corp., 0.32%, 12/3/14	2,000,000	2,001
Federal Home Loan Mortgage Corp., 0.32%, 4/29/15	3,000,000	2,995
Federal Home Loan Mortgage Corp., 0.33%, 12/29/14	2,400,000	2,400
Federal Home Loan Mortgage Corp., 0.375%, 10/15/13	3,000,000	3,002

	Governments (82.7%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	Federal Home Loan Mortgage Corp., 0.375%, 8/28/14	6,155,000	6,164
	Federal Home Loan Mortgage Corp., 1.00%, 8/20/14	4,000,000	4,033
	Federal National Mortgage Association, 0.162%, 11/8/13	3,000,000	3,001
	Federal National Mortgage Association, 0.163%, 2/27/15	3,000,000	3,000
	Federal National Mortgage Association, 0.172%, 9/11/14	2,500,000	2,501
	Federal National Mortgage Association, 0.208%, 1/20/15	5,000,000	5,004
	US Treasury, 0.125%, 9/30/13	2,000,000	2,000
	US Treasury, 0.25%, 1/31/14	2,000,000	2,001
	US Treasury, 0.25%, 4/30/14	2,000,000	2,001
	US Treasury, 1.25%, 2/15/14	4,000,000	4,028
	US Treasury, 1.75%, 1/31/14	1,000,000	1,009
	US Treasury, 1.875%, 2/28/14	2,000,000	2,023
	US Treasury, 2.375%, 8/31/14	3,000,000	3,075
	US Treasury, 2.625%, 7/31/14	2,300,000	2,360

	Total Governments
	(Cost: $117,133)		117,174

	Short-Term Investments (18.5%)

	Commercial Paper (14.1%)
(k)	Federal Home Loan Bank, 0.02%, 8/28/13	5,000,000	5,000
	Federal Home Loan Bank, 0.07%, 8/20/13	3,000,000	2,999
	Federal National Mortgage Association, 0.03%, 7/31/13	4,000,000	4,000
	Federal National Mortgage Association, 0.05%, 9/16/13	5,000,000	5,000
	Federal National Mortgage Association, 0.05%, 1/21/14	3,000,000	2,998

	Total		19,997

	Treasury Bills (4.4%)
	US Treasury, 0.02%, 10/10/13	2,000,000	2,000

Short-Term Investments (18.5%)	Shares/ $ Par	Value $ (000’s)

Treasury Bills continued
US Treasury, 0.025%, 9/19/13	4,200,000	4,200

Total		6,200

Total Short-Term Investments
(Cost: $26,193)		26,197

Total Investments (101.2%)
(Cost: $143,326)(a)		143,371

Other Assets, Less Liabilities (-1.2%)		(1,732)

Net Assets (100.0%)		141,639

The Accompanying Notes are an Integral Part of the Financial Statements.

137	Commodities Return Strategy Portfolio

Commodities Return Strategy Portfolio

*	Non-Income Producing

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $143,326 and the net unrealized appreciation of investments based on that cost was $45 which is comprised of $65 aggregate gross unrealized appreciation and $20 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on June 30, 2013.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Dow Jones-UBS Commodity Index	Citibank N.A.	USTB3M	DJUBS	7/13	2,000	$- (m)
Dow Jones-UBS Commodity Index	Citibank N.A.	USTB3M	DJUBS	7/13	2,257	(23)
Dow Jones-UBS Commodity Index	Citibank N.A.	USTB3M	DJUBS	7/13	31,872	(354)
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	7/13	824	(8)
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	7/13	20,487	(228)
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	12/13	8,394	(135)
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	12/13	7,514	(116)
Dow Jones-UBS Commodity Index	Societe Generale SA	USTB3M	DJUBS	7/13	17,593	(178)
Dow Jones-UBS Commodity Index	Societe Generale SA	USTB3M	DJUBS	7/13	18,195	(202)
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	7/13	846	(9)
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	7/13	1,835	(19)
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	10/13	12,814	(198)
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	10/13	20,022	(322)

						$(1,793)

USTB3M — US T-Bill 3-Month Auction Results Index plus Financing Fee

DJUBS — Dow Jones-UBS Commodity Index Total Return

(k)	Cash or securities with an aggregate value of $5,000 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2013.

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$117,174	$-
Short-Term Investments	-	26,197	-
Liabilities:
Other Financial Instruments^	-	-	-
Total Return Swaps		(1,793)
Total	$-	$141,578	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Commodities Return Strategy Portfolio	137

Balanced Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Investment Grade Segment includes bonds of companies and governments headquarted outside the United States.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio may obtain its exposure to domestic and foreign equity securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a signifcant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio, and changes in the value of that Underlying Portfolio may have a signficant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser’s view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

138	Balanced Portfolio

Balanced Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,040.48	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Balanced Portfolio	139

Balanced Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Domestic Common Stocks and Warrants (29.8%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (20.7%)

	Consumer Discretionary (2.4%)
	Comcast Corp. - Class A	160,275	6,712
*	Dollar General Corp.	69,375	3,499
	Las Vegas Sands Corp.	68,450	3,623
	Lowe’s Cos., Inc.	90,800	3,714
	Macy’s, Inc.	153,450	7,366
	News Corp. - Class A	272,600	8,887
	Starbucks Corp.	72,825	4,769
	Target Corp.	78,350	5,395
	Time Warner Cable, Inc.	25,600	2,879
	Viacom, Inc. - Class B	110,025	7,487

	Total		54,331

	Consumer Staples (1.8%)
	Beam, Inc.	84,175	5,312
	Costco Wholesale Corp.	25,725	2,845
	CVS Caremark Corp.	140,200	8,017
	The Estee Lauder Cos., Inc. - Class A	43,500	2,861
	Mead Johnson Nutrition Co.	80,825	6,404
	PepsiCo, Inc.	80,600	6,592
	Philip Morris International, Inc.	110,175	9,543

	Total		41,574

	Energy (2.5%)
	Anadarko Petroleum Corp.	54,925	4,720
	BP PLC, ADR	99,025	4,133
	Chevron Corp.	102,800	12,165
	Exxon Mobil Corp.	134,975	12,195
	National Oilwell Varco, Inc.	40,000	2,756
	Occidental Petroleum Corp.	62,400	5,568
	Schlumberger, Ltd.	98,600	7,066
*	Weatherford International, Ltd.	392,011	5,370
*	Whiting Petroleum Corp.	64,000	2,950

	Total		56,923

	Financials (3.4%)
	American Express Co.	103,425	7,732
	American Tower Corp.	80,525	5,892
	BlackRock, Inc.	15,300	3,930
	Citigroup, Inc.	235,050	11,275
	The Goldman Sachs Group, Inc.	35,975	5,441
	Invesco, Ltd.	175,400	5,578
	JPMorgan Chase & Co.	267,600	14,127
	MetLife, Inc.	119,900	5,487
	PNC Financial Services Group, Inc.	68,925	5,026
	Validus Holdings, Ltd.	86,200	3,113
	Wells Fargo & Co.	238,725	9,852

	Total		77,453

	Domestic Common Stocks and Warrants (29.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care (3.0%)
	Abbott Laboratories	114,150	3,982
	AbbVie, Inc.	47,725	1,973
*	Actavis, Inc.	25,675	3,241
	AmerisourceBergen Corp.	118,225	6,601
*	Biogen Idec, Inc.	17,400	3,744
*	Celgene Corp.	22,300	2,607
	Covidien PLC	35,700	2,243
	Eli Lilly and Co.	43,625	2,143
*	Express Scripts Holding Co.	50,425	3,111
*	Gilead Sciences, Inc.	91,950	4,709
	Johnson & Johnson	152,600	13,102
	Perrigo Co.	36,225	4,383
	Pfizer, Inc.	319,975	8,962
	UnitedHealth Group, Inc.	93,475	6,121

	Total		66,922

	Industrials (2.4%)
	The Boeing Co.	75,275	7,711
	Cummins, Inc.	39,618	4,297
	Danaher Corp.	80,450	5,093
	FedEx Corp.	81,142	7,999
	General Electric Co.	397,375	9,215
	Precision Castparts Corp.	25,014	5,653
	SPX Corp.	31,600	2,275
	Union Pacific Corp.	32,625	5,033
	United Technologies Corp.	78,075	7,256

	Total		54,532

	Information Technology (3.7%)
	Apple, Inc.	32,625	12,922
	Broadcom Corp. - Class A	85,525	2,887
*	Cognizant Technology Solutions Corp. - Class A	37,700	2,360
*	eBay, Inc.	58,200	3,010
	EMC Corp.	144,225	3,407
*	Google, Inc. - Class A	9,200	8,100
	Intel Corp.	276,575	6,699
	International Business Machines Corp.	48,350	9,240
	Microsoft Corp.	406,375	14,032
	Oracle Corp.	198,250	6,090
	Qualcomm, Inc.	93,300	5,699
	Visa, Inc. - Class A	31,125	5,688
*	Yahoo!, Inc.	136,950	3,439

	Total		83,573

	Materials (0.7%)
	BHP Billiton, Ltd., ADR	45,075	2,599
	Celanese Corp.	51,850	2,323
	CF Industries Holdings, Inc.	19,550	3,353

The Accompanying Notes are an Integral Part of the Financial Statements.

140	Balanced Portfolio

Balanced Portfolio

	Domestic Common Stocks and Warrants (29.8%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Monsanto Co.	66,750	6,595

	Total		14,870

	Telecommunication Services (0.4%)
	AT&T, Inc.	185,675	6,573
	Vodafone Group PLC, ADR	76,750	2,206

	Total		8,779

	Utilities (0.4%)
	American Water Works Co., Inc.	230,850	9,518

	Total		9,518

	Total Large Cap Common Stocks		468,475

	Mid Cap Common Stocks (6.9%)

	Consumer Discretionary (1.8%)
*	Bed Bath & Beyond, Inc.	26,300	1,865
*	BorgWarner, Inc.	40,600	3,498
	Chico’s FAS, Inc.	106,700	1,820
*	Chipotle Mexican Grill, Inc.	2,300	838
	Dick’s Sporting Goods, Inc.	95,900	4,801
*	Discovery Communications, Inc. - Class A	10,800	834
	The Gap, Inc.	30,100	1,256
*	Liberty Global PLC - Class A	40,900	3,030
*	LKQ Corp.	92,650	2,386
	Marriott International, Inc. - Class A	29,900	1,207
	Mattel, Inc.	37,600	1,704
*	O’Reilly Automotive, Inc.	27,280	3,072
*	Penn National Gaming, Inc.	29,000	1,533
	Polaris Industries, Inc.	63,050	5,990
	Ralph Lauren Corp.	6,500	1,129
	Ross Stores, Inc.	36,600	2,372
	Scripps Networks Interactive - Class A	17,400	1,161
	Starwood Hotels & Resorts Worldwide, Inc.	11,900	752
	Wynn Resorts, Ltd.	6,500	832

	Total		40,080

	Consumer Staples (0.5%)
	Church & Dwight Co., Inc.	122,200	7,541
	The J.M. Smucker Co.	12,600	1,300
	McCormick & Co., Inc.	20,300	1,428

	Total		10,269

	Energy (0.4%)
*	Cameron International Corp.	12,400	758
*	Concho Resources, Inc.	24,900	2,085
*	FMC Technologies, Inc.	36,600	2,038
	Noble Energy, Inc.	35,400	2,125
*	Southwestern Energy Co.	24,900	910
*	Superior Energy Services, Inc.	31,500	817

	Total		8,733

	Domestic Common Stocks and Warrants (29.8%)	Shares/ $ Par	Value $ (000’s)

	Financials (0.6%)
*	CBRE Group, Inc.	100,000	2,336
	Corrections Corp. of America	105,765	3,582
*	IntercontinentalExchange, Inc.	10,000	1,778
	Lazard, Ltd. - Class A	28,100	904
	Moody’s Corp.	43,000	2,620
	Raymond James Financial, Inc.	46,400	1,994
	T. Rowe Price Group, Inc.	13,000	951

	Total		14,165

	Health Care (0.6%)
	Agilent Technologies, Inc.	25,500	1,090
*	Alexion Pharmaceuticals, Inc.	12,100	1,116
*	Catamaran Corp.	28,900	1,408
*	Cerner Corp.	21,200	2,037
*	DaVita HealthCare Partners, Inc.	18,500	2,235
*	IDEXX Laboratories, Inc.	20,100	1,805
*	Mettler-Toledo International, Inc.	9,100	1,831
*	Mylan, Inc.	25,600	794
*	Regeneron Pharmaceuticals, Inc.	4,300	967
*	Vertex Pharmaceuticals, Inc.	14,600	1,166

	Total		14,449

	Industrials (1.2%)
*	B/E Aerospace, Inc.	50,400	3,179
	Dover Corp.	23,400	1,817
	Fluor Corp.	8,950	531
	Fortune Brands Home & Security, Inc.	48,400	1,875
	Graco, Inc.	47,150	2,980
	Ingersoll-Rand PLC	19,500	1,083
	Kansas City Southern	20,300	2,151
	Knight Transportation, Inc.	86,900	1,462
	MSC Industrial Direct Co., Inc. - Class A	18,200	1,410
*	Owens Corning, Inc.	41,900	1,637
	Regal-Beloit Corp.	16,998	1,102
	Robert Half International, Inc.	77,700	2,582
	Rockwell Collins, Inc.	18,500	1,173
	Roper Industries, Inc.	14,900	1,851
*	WESCO International, Inc.	38,467	2,614

	Total		27,447

	Information Technology (1.3%)
*	Alliance Data Systems Corp.	20,500	3,711
	Amphenol Corp. - Class A	18,600	1,450
*	Aruba Networks, Inc.	39,300	604
	Avago Technologies, Ltd.	138,375	5,172
*	Citrix Systems, Inc.	21,300	1,285
*	F5 Networks, Inc.	18,000	1,238
*	Fortinet, Inc.	98,300	1,720
	Global Payments, Inc.	51,200	2,372
*	Informatica Corp.	35,300	1,235
	Intuit, Inc.	13,100	799
	Maxim Integrated Products, Inc.	37,500	1,042

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	141

Balanced Portfolio

	Domestic Common Stocks and Warrants (29.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	NetApp, Inc.	27,200	1,028
*	NetSuite, Inc.	7,900	725
*	Red Hat, Inc.	20,400	975
*	ServiceNow, Inc.	11,407	461
	Symantec Corp.	38,200	858
*	Teradata Corp.	24,500	1,231
*	VeriFone Systems, Inc.	32,600	548
	Western Digital Corp.	12,600	782
	Xilinx, Inc.	41,500	1,644
*	Zebra Technologies Corp. - Class A	33,000	1,433

	Total		30,313

	Materials (0.3%)
	Airgas, Inc.	17,720	1,692
	Ball Corp.	22,100	918
*	Crown Holdings, Inc.	19,000	781
	PPG Industries, Inc.	14,900	2,182
	Westlake Chemical Corp.	10,500	1,012

	Total		6,585

	Telecommunication Services (0.2%)
*	SBA Communications Corp. - Class A	66,900	4,959

	Total		4,959

	Total Mid Cap Common Stocks		157,000

	Small Cap Common Stocks (2.2%)

	Consumer Discretionary (0.3%)
*	Bally Technologies, Inc.	12,200	688
*	Chuy’s Holdings, Inc.	10,750	412
*	G-III Apparel Group, Ltd.	10,200	491
*	Grand Canyon Education, Inc.	22,550	727
	Guess?, Inc.	19,300	599
*	Lions Gate Entertainment Corp.	12,800	351
	Monro Muffler Brake, Inc.	8,300	399
	Movado Group, Inc.	9,900	335
	Penske Automotive Group, Inc.	23,500	718
*	SHFL Entertainment, Inc.	24,400	432
	Stage Stores, Inc.	24,500	576
*	Steven Madden, Ltd.	8,600	416

	Total		6,144

	Consumer Staples (0.1%)
	The Andersons, Inc.	7,500	399
	B&G Foods, Inc.	14,700	501
*	Elizabeth Arden, Inc.	12,500	563
*	United Natural Foods, Inc.	10,950	591

	Total		2,054

	Energy (0.1%)
*	Approach Resources, Inc.	14,700	361
	CARBO Ceramics, Inc.	4,600	310
*	Dril-Quip, Inc.	6,600	596
	EXCO Resources, Inc.	35,900	274

	Domestic Common Stocks and Warrants (29.8%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Gulfport Energy Corp.	8,250	388
*	Hornbeck Offshore Services, Inc.	9,600	514
*	Kodiak Oil & Gas Corp.	47,800	425
*	Rosetta Resources, Inc.	8,200	349

	Total		3,217

	Financials (0.3%)
	Boston Private Financial Holdings, Inc.	57,700	614
	CyrusOne, Inc.	20,800	431
	East West Bancorp, Inc.	28,200	775
	Education Realty Trust, Inc.	38,800	397
	Greenhill & Co., Inc.	11,950	547
	Healthcare Realty Trust, Inc.	16,050	409
	Healthcare Trust of America, Inc. - Class A	36,500	410
	Hercules Technology Growth Capital, Inc.	63,127	880
	Retail Opportunity Investments Corp.	42,500	591
*	Stifel Financial Corp.	18,700	667

	Total		5,721

	Health Care (0.4%)
	Air Methods Corp.	14,750	500
*	Akorn, Inc.	29,450	398
*	Centene Corp.	14,750	774
	Computer Programs and Systems, Inc.	9,500	467
*	Cubist Pharmaceuticals, Inc.	12,900	623
*	DexCom, Inc.	16,091	361
*	Endologix, Inc.	37,391	497
*	Exact Sciences Corp.	42,450	591
*	Fluidigm Corp.	19,148	334
*	MWI Veterinary Supply, Inc.	4,450	548
*	Neogen Corp.	12,600	700
*	NxStage Medical, Inc.	30,650	438
*	Omnicell, Inc.	30,095	619
	Owens & Minor, Inc.	20,550	695
*	Pharmacyclics, Inc.	6,950	552
*	Team Health Holdings, Inc.	13,100	538
	U.S. Physical Therapy, Inc.	20,700	572
	Universal Health Services, Inc. - Class B	6,350	425

	Total		9,632

	Industrials (0.5%)
	Actuant Corp. - Class A	18,950	625
*	The Advisory Board Co.	10,500	574
*	Beacon Roofing Supply, Inc.	10,050	381
	Celadon Group, Inc.	33,350	609
*	Chart Industries, Inc.	4,508	424
*	DXP Enterprises, Inc.	9,100	606
*	Genesee & Wyoming, Inc. - Class A	4,600	390
*	Heritage-Crystal Clean, Inc.	19,329	282
*	Hexcel Corp.	20,450	696

The Accompanying Notes are an Integral Part of the Financial Statements.

142	Balanced Portfolio

Balanced Portfolio

	Domestic Common Stocks and Warrants (29.8%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Huron Consulting Group, Inc.	16,039	742
*	The KEYW Holding Corp.	20,512	272
	Lindsay Corp.	6,150	461
	The Manitowoc Co., Inc.	19,400	347
*	Mistras Group, Inc.	18,841	331
*	NCI Building Systems, Inc.	19,200	294
*	Oshkosh Corp.	14,950	568
*	Performant Financial Corp.	22,600	262
	Snap-on, Inc.	8,325	744
	Sun Hydraulics Corp.	13,395	419
	TransDigm Group, Inc.	3,700	580
	Triumph Group, Inc.	4,250	336
	Valmont Industries, Inc.	4,600	658

	Total		10,601

	Information Technology (0.5%)
*	Aspen Technology, Inc.	21,000	605
*	BroadSoft, Inc.	22,550	622
*	Calix, Inc.	35,771	361
*	Cardtronics, Inc.	19,350	534
*	Cavium, Inc.	12,900	456
*	Cornerstone OnDemand, Inc.	12,522	542
*	Diodes, Inc.	21,600	561
*	EZchip Semiconductor, Ltd.	18,200	491
	FEI Co.	6,550	478
*	Finisar Corp.	23,500	398
*	InterXion Holding NV	23,326	610
	MKS Instruments, Inc.	18,000	478
*	Proofpoint, Inc.	19,250	466
*	PTC, Inc.	15,650	384
*	Skyworks Solutions, Inc.	25,550	559
*	SPS Commerce, Inc.	15,975	879
*	Synchronoss Technologies, Inc.	23,200	716
*	Tangoe, Inc.	52,750	814
*	TIBCO Software, Inc.	19,100	409
*	The Ultimate Software Group, Inc.	6,186	726

	Total		11,089

	Materials (0.0%)
	American Vanguard Corp.	11,100	260
	Balchem Corp.	16,711	748
(n),*	NewPage Group, Inc.	700	65

	Total		1,073

	Telecommunication Services (0.0%)
*	tw telecom, Inc.	10,650	300

	Total		300

	Total Small Cap Common Stocks		49,831

	Total Domestic Common Stocks and Warrants
	(Cost: $560,025)		675,306

Preferred Stocks (0.1%)	Shares/ $ Par	Value $ (000’s)

Chemicals (0.0%)
Thompson Creek Metals Co., 6.50%, 5/12/15	3,170	52

Total		52

Energy (0.0%)
SandRidge Energy, Inc., 8.50%, 12/31/49	3,000	287

Total		287

Financials (0.1%)
Ally Financial, Inc., 7.000%, 8/9/13 144A	357	340
Ally Financial, Inc., 8.50%, 5/15/16	31,671	819
GMAC Capital Trust I, 8.125%, 2/15/40	11,788	307

Total		1,466

Total Preferred Stocks
(Cost: $1,752)		1,805

Investment Grade Segment (9.6%)

Aerospace & Defense (0.1%)
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	180,000	208
Boeing Capital Corp., 2.125%, 8/15/16	460,000	473
General Dynamics Corp., 2.25%, 11/15/22	750,000	678
L-3 Communications Corp., 5.20%, 10/15/19	635,000	684
Lockheed Martin Corp., 3.35%, 9/15/21	175,000	174
Northrop Grumman Corp., 4.75%, 6/1/43	710,000	679

Total		2,896

Autos & Vehicle Parts (0.4%)
American Honda Finance Corp., 2.125%, 2/28/17 144A	980,000	991
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	60,000	62
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	655,000	677
Ford Motor Co., 7.45%, 7/16/31	780,000	934
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	480,000	462
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	705,000	706
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	525,000	549
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	700,000	758
PACCAR, Inc., 6.875%, 2/15/14	80,000	83
Toyota Motor Credit Corp., 1.75%, 5/22/17	1,085,000	1,081
Toyota Motor Credit Corp., 3.30%, 1/12/22	1,025,000	1,018
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	730,000	759

Total		8,080

Banking (1.7%)
American Express Co., 6.15%, 8/28/17	590,000	684
American Express Credit Corp., 5.125%, 8/25/14	590,000	618
Bank of America Corp., 3.30%, 1/11/23	845,000	799
Bank of America Corp., 3.625%, 3/17/16	580,000	606
Bank of America Corp., 3.75%, 7/12/16	155,000	162
Bank of America Corp., 5.75%, 12/1/17	870,000	967
Bank of Montreal, 2.55%, 11/6/22	570,000	529

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	143

Balanced Portfolio

Investment Grade Segment (9.6%)	Shares/ $ Par	Value $ (000’s)

Banking continued
The Bank of New York Mellon Corp., 3.55%, 9/23/21	1,225,000	1,249
Barclays Bank PLC, 5.00%, 9/22/16	100,000	110
Barclays Bank PLC, 6.05%, 12/4/17 144A	2,150,000	2,326
Citigroup, Inc., 3.375%, 3/1/23	340,000	325
Citigroup, Inc., 3.50%, 5/15/23	1,405,000	1,262
Citigroup, Inc., 3.953%, 6/15/16	2,955,000	3,115
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, 3.875%, 2/8/22	225,000	227
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.50%, 1/11/21	180,000	190
Deutsche Bank AG, 4.296%, 5/24/28	1,075,000	993
Fifth Third Bank, 4.75%, 2/1/15	740,000	780
The Goldman Sachs Group, Inc., 3.625%, 1/22/23	340,000	325
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	1,170,000	1,309
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	835,000	941
HSBC Holdings PLC, 5.10%, 4/5/21	590,000	648
JPMorgan Chase & Co., 3.15%, 7/5/16	3,735,000	3,879
JPMorgan Chase & Co., 3.20%, 1/25/23	340,000	323
JPMorgan Chase & Co., 6.00%, 1/15/18	540,000	616
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	2,185,000	2,467
Morgan Stanley, 1.75%, 2/25/16	695,000	689
Morgan Stanley, 3.75%, 2/25/23	2,550,000	2,439
Morgan Stanley, 4.10%, 5/22/23	1,050,000	970
Morgan Stanley, 4.75%, 3/22/17	395,000	419
Nordea Bank AB, 1.625%, 5/15/18 144A	1,120,000	1,083
Nordea Bank AB, 4.875%, 1/27/20 144A	320,000	352
PNC Bank NA, 2.95%, 1/30/23	720,000	664
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	1,015,000	963
The Royal Bank of Scotland PLC, 5.625%, 8/24/20	375,000	407
Standard Chartered PLC, 3.20%, 5/12/16 144A	655,000	685
Standard Chartered PLC, 3.95%, 1/11/23 144A	470,000	437
State Street Corp., 2.875%, 3/7/16	390,000	407
SunTrust Bank/Atlanta GA, 2.75%, 5/1/23	485,000	446
SunTrust Banks, Inc., 6.00%, 9/11/17	405,000	464
U.S. Bancorp, 3.442%, 2/1/16	700,000	734
Wachovia Corp., 5.75%, 2/1/18	215,000	248
Wells Fargo & Co., 1.50%, 1/16/18	1,115,000	1,088
Wells Fargo & Co., 3.45%, 2/13/23	525,000	501
Wells Fargo & Co., 4.60%, 4/1/21	715,000	779
Wells Fargo & Co., 7.98%, 3/29/49	255,000	288

Total		39,513

Basic Materials (0.1%)
Georgia-Pacific LLC, 3.734%, 7/15/23 144A	390,000	379
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	890,000	992
Georgia-Pacific LLC, 7.75%, 11/15/29	50,000	65

Total		1,436

Builders & Building Materials (0.0%)
Lennar Corp., 4.125%, 12/1/18 144A	710,000	673

Total		673

Investment Grade Segment (9.6%)	Shares/ $ Par	Value $ (000’s)

Capital Goods (0.1%)
Caterpillar Financial Services Corp., 1.625%, 6/1/17	510,000	507
Caterpillar, Inc., 3.803%, 8/15/42	340,000	296
John Deere Capital Corp., 0.70%, 9/4/15	560,000	559
John Deere Capital Corp., 1.20%, 10/10/17	380,000	370
John Deere Capital Corp., 2.25%, 4/17/19	430,000	429
John Deere Capital Corp., 2.80%, 1/27/23	580,000	550

Total		2,711

Chemicals (0.1%)
Agrium, Inc., 3.15%, 10/1/22	375,000	353
Agrium, Inc., 4.90%, 6/1/43	760,000	718
Eastman Chemical Co., 7.25%, 1/15/24	85,000	102
LyondellBasell Industries NV, 5.00%, 4/15/19	260,000	283
LyondellBasell Industries NV, 5.75%, 4/15/24	700,000	770
LyondellBasell Industries NV, 6.00%, 11/15/21	260,000	292
Monsanto Co., 5.125%, 4/15/18	55,000	62
Praxair, Inc., 3.55%, 11/7/42	710,000	608

Total		3,188

Conglomerate & Diversified Manufacturing (0.2%)
Eaton Corp., 2.75%, 11/2/22 144A	1,685,000	1,576
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/19 144A	165,000	163
Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23 144A	180,000	179
Roper Industries, Inc., 3.125%, 11/15/22	615,000	581
United Technologies Corp., 3.10%, 6/1/22	390,000	385
United Technologies Corp., 4.50%, 6/1/42	470,000	464

Total		3,348

Consumer Products & Retailing (0.6%)
Colgate-Palmolive Co., 2.10%, 5/1/23	835,000	760
Costco Wholesale Corp., 1.70%, 12/15/19	1,385,000	1,334
CVS Caremark Corp., 6.25%, 6/1/27	715,000	848
CVS Pass-Through Trust, 6.036%, 12/10/28	507,491	572
Delhaize Group SA, 4.125%, 4/10/19	815,000	840
Delhaize Group SA, 5.70%, 10/1/40	770,000	731
The Gap, Inc., 5.95%, 4/12/21	640,000	708
The Home Depot, Inc., 4.40%, 4/1/21	205,000	225
The Home Depot, Inc., 5.40%, 3/1/16	175,000	195
The Home Depot, Inc., 5.875%, 12/16/36	70,000	82
Lorillard Tobacco Co., 3.75%, 5/20/23	1,420,000	1,310
Lowe’s Cos., Inc., 3.80%, 11/15/21	125,000	130
NIKE, Inc., 2.25%, 5/1/23	560,000	516
NIKE, Inc., 3.625%, 5/1/43	635,000	562
Nordstrom, Inc., 6.25%, 1/15/18	225,000	262
Nordstrom, Inc., 7.00%, 1/15/38	265,000	349
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	758
SC Johnson & Son, Inc., 4.00%, 5/15/43 144A	320,000	287
Target Corp., 6.50%, 10/15/37	470,000	582
TJX Cos., Inc., 2.50%, 5/15/23	380,000	352
Wal-Mart Stores, Inc., 2.80%, 4/15/16	300,000	315
Wal-Mart Stores, Inc., 3.25%, 10/25/20	480,000	496
Wal-Mart Stores, Inc., 3.625%, 7/8/20	250,000	264
Wal-Mart Stores, Inc., 4.875%, 7/8/40	415,000	432

Total		12,910

The Accompanying Notes are an Integral Part of the Financial Statements.

144	Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (9.6%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities (1.1%)
Alabama Power Co., 3.95%, 6/1/21	780,000	825
Ameren Corp., 8.875%, 5/15/14	300,000	320
Appalachian Power Co., 4.60%, 3/30/21	390,000	420
Arizona Public Service Co., 5.05%, 9/1/41	355,000	368
Arizona Public Service Co., 8.75%, 3/1/19	95,000	123
Bruce Mansfield Unit, 6.85%, 6/1/34	444,144	481
Carolina Power & Light Co., 2.80%, 5/15/22	535,000	513
Carolina Power & Light Co., 4.10%, 3/15/43	1,035,000	946
Carolina Power & Light Co., 5.15%, 4/1/15	420,000	452
CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	449
Commonwealth Edison Co., 4.00%, 8/1/20	410,000	439
Commonwealth Edison Co., 5.875%, 2/1/33	115,000	136
Commonwealth Edison Co., 6.15%, 9/15/17	105,000	122
Connecticut Light & Power Co., 5.65%, 5/1/18	150,000	175
The Detroit Edison Co., 3.45%, 10/1/20	410,000	428
Dominion Resources, Inc., 1.40%, 9/15/17	705,000	690
DTE Energy Co., 6.375%, 4/15/33	175,000	202
Duke Energy Corp., 6.25%, 6/15/18	40,000	47
Duke Energy Indiana, Inc., 3.75%, 7/15/20	775,000	813
Entergy Corp., 5.125%, 9/15/20	420,000	440
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,058
Exelon Generation Co. LLC, 4.25%, 6/15/22	705,000	705
Exelon Generation Co. LLC, 6.20%, 10/1/17	535,000	612
FirstEnergy Corp., 4.25%, 3/15/23	835,000	776
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	161,641	163
Mississippi Power Co., 4.75%, 10/15/41	595,000	583
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	860,000	942
Nevada Power Co., 5.95%, 3/15/16	60,000	67
NextEra Energy Capital Holdings, Inc., 4.50%, 6/1/21	800,000	858
Northeast Utilities, 2.80%, 5/1/23	505,000	472
Northern States Power Co./MN, 2.60%, 5/15/23	700,000	659
NSTAR LLC, 4.50%, 11/15/19	40,000	45
Ohio Edison Co., 6.875%, 7/15/36	145,000	176
Ohio Power Co., 5.375%, 10/1/21	375,000	431
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,175,000	1,224
Pacific Gas & Electric Co., 5.625%, 11/30/17	225,000	260
PacifiCorp., 3.85%, 6/15/21	780,000	822
Peco Energy Co., 2.375%, 9/15/22	440,000	408
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	229
PPL Capital Funding, Inc., 4.20%, 6/15/22	380,000	382
PPL Capital Funding, Inc., 4.70%, 6/1/43	525,000	477
PPL Energy Supply LLC, 6.50%, 5/1/18	150,000	174
Public Service Co. of Colorado, 2.50%, 3/15/23	345,000	323
Public Service Co. of Colorado, 3.20%, 11/15/20	520,000	533
Public Service Co. of New Mexico, 5.35%, 10/1/21	405,000	432
Public Service Electric & Gas Co., 3.65%, 9/1/42	300,000	264
Puget Sound Energy, Inc., 6.274%, 3/15/37	550,000	679
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	250

Investment Grade Segment (9.6%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	347
Tampa Electric Co., 5.40%, 5/15/21	530,000	621
Union Electric Co., 3.90%, 9/15/42	405,000	369
Union Electric Co., 6.40%, 6/15/17	180,000	211
Union Electric Co., 6.70%, 2/1/19	180,000	219
Virginia Electric & Power Co., 3.45%, 9/1/22	680,000	689
Virginia Electric & Power Co., 5.40%, 4/30/18	55,000	63

Total		24,912

Energy (0.5%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	780,000	897
Apache Corp., 2.625%, 1/15/23	690,000	636
Apache Corp., 4.75%, 4/15/43	370,000	351
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	391,000	443
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	96
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	382
ConocoPhillips, 6.00%, 1/15/20	1,175,000	1,398
Devon Energy Corp., 1.875%, 5/15/17	365,000	360
Devon Energy Corp., 3.25%, 5/15/22	555,000	538
Encana Corp., 3.90%, 11/15/21	475,000	482
Ensco PLC, 4.70%, 3/15/21	585,000	621
EOG Resources, Inc., 4.40%, 6/1/20	245,000	269
Marathon Oil Corp., 6.60%, 10/1/37	140,000	167
Nabors Industries, Inc., 6.15%, 2/15/18	655,000	731
National Oilwell Varco, Inc., 1.35%, 12/1/17	120,000	117
National Oilwell Varco, Inc., 2.60%, 12/1/22	430,000	403
Noble Energy, Inc., 6.00%, 3/1/41	280,000	316
Occidental Petroleum Corp., 4.125%, 6/1/16	315,000	342
Petrohawk Energy Corp., 6.25%, 6/1/19	695,000	763
Sempra Energy, 2.30%, 4/1/17	635,000	643
Sempra Energy, 6.15%, 6/15/18	250,000	292
Talisman Energy, Inc., 3.75%, 2/1/21	700,000	699
Transocean, Inc., 6.375%, 12/15/21	590,000	663
Weatherford International, Ltd., 5.95%, 4/15/42	375,000	354

Total		11,963

Entertainment (0.0%)
Historic TW, Inc., 6.625%, 5/15/29	580,000	677
Historic TW, Inc., 6.875%, 6/15/18	195,000	234

Total		911

Finance (0.2%)
General Electric Capital Corp., 3.10%, 1/9/23	1,255,000	1,185
General Electric Capital Corp., 5.625%, 5/1/18	1,735,000	1,990
General Electric Capital Corp./LJ VP Holdings LLC, 3.80%, 6/18/19 144A	950,000	989
The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	25,000	27

Total		4,191

Food & Beverage (0.6%)
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	255,000	292

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	145

Balanced Portfolio

Investment Grade Segment (9.6%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	985,000	920
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	220,000	254
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,020,000	1,496
Archer-Daniels-Midland Co., 4.479%, 3/1/21	230,000	246
Beam, Inc., 3.25%, 5/15/22	275,000	265
The Coca-Cola Co., 2.50%, 4/1/23	750,000	710
The Coca-Cola Co., 3.15%, 11/15/20	775,000	794
ConAgra Foods, Inc., 1.90%, 1/25/18	185,000	182
ConAgra Foods, Inc., 4.65%, 1/25/43	205,000	190
Constellation Brands, Inc., 4.25%, 5/1/23	355,000	335
Diageo Capital PLC, 1.125%, 4/29/18	535,000	514
Diageo Capital PLC, 2.625%, 4/29/23	385,000	358
Diageo Capital PLC, 3.875%, 4/29/43	280,000	248
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	245,000	295
Heineken NV, 1.40%, 10/1/17 144A	270,000	262
Heineken NV, 2.75%, 4/1/23 144A	400,000	367
Heineken NV, 4.00%, 10/1/42 144A	110,000	94
Kellogg Co., 3.25%, 5/21/18	235,000	246
Kraft Foods Group, Inc., 2.25%, 6/5/17	180,000	181
Kraft Foods Group, Inc., 3.50%, 6/6/22	470,000	465
Kraft Foods Group, Inc., 5.375%, 2/10/20	230,000	259
Kraft Foods Group, Inc., 6.125%, 8/23/18	303,000	356
Mead Johnson Nutrition Co., 4.90%, 11/1/19	640,000	702
Mondelez International, Inc., 6.125%, 2/1/18	107,000	124
Mondelez International, Inc., 6.50%, 8/11/17	410,000	477
Mondelez International, Inc., 6.50%, 2/9/40	930,000	1,110
PepsiCo, Inc., 3.125%, 11/1/20	300,000	305
PepsiCo, Inc., 7.90%, 11/1/18	80,000	102
Pernod-Ricard SA, 5.75%, 4/7/21 144A	430,000	478
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	580,000	590

Total		13,217

Foreign Agencies (0.1%)
Pemex Project Funding Master Trust, 6.625%, 6/15/35	245,000	257
Statoil ASA, 2.45%, 1/17/23	1,035,000	959

Total		1,216

Gaming/Leisure/Lodging (0.0%)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 5/30/23 144A	535,000	495

Total		495

Healthcare (0.1%)
Express Scripts Holding Co., 2.65%, 2/15/17	330,000	336
Express Scripts Holding Co., 3.125%, 5/15/16	155,000	161
Express Scripts Holding Co., 3.50%, 11/15/16	560,000	594
Express Scripts Holding Co., 3.90%, 2/15/22	175,000	177
McKesson Corp., 2.85%, 3/15/23	235,000	221
Medco Health Solutions, Inc., 7.125%, 3/15/18	750,000	904

Investment Grade Segment (9.6%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	255,000	247

Total		2,640

Insurance (0.4%)
Aetna, Inc., 1.50%, 11/15/17	125,000	121
Aetna, Inc., 2.75%, 11/15/22	225,000	207
American International Group, Inc., 4.875%, 6/1/22	575,000	613
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	705,000	682
The Hartford Financial Services Group, Inc., 4.30%, 4/15/43	730,000	632
MassMutual Global Funding II, 2.30%, 9/28/15 144A	850,000	879
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	720,000	765
New York Life Global Funding, 2.45%, 7/14/16 144A	780,000	808
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	1,318,500	1,361
Prudential Financial, Inc., 5.375%, 6/21/20	250,000	280
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	181
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	385,000	470
UnitedHealth Group, Inc., 1.40%, 10/15/17	100,000	98
UnitedHealth Group, Inc., 2.75%, 2/15/23	120,000	112
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	115
UnitedHealth Group, Inc., 3.95%, 10/15/42	50,000	43
UnitedHealth Group, Inc., 4.70%, 2/15/21	400,000	438
WellPoint, Inc., 3.125%, 5/15/22	55,000	52
WellPoint, Inc., 3.30%, 1/15/23	625,000	595
WellPoint, Inc., 3.70%, 8/15/21	25,000	25
WellPoint, Inc., 4.35%, 8/15/20	15,000	16

Total		8,493

Media (0.2%)
Comcast Corp., 2.85%, 1/15/23	950,000	902
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	1,170,000	1,124
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	90,000	93
Discovery Communications LLC, 5.05%, 6/1/20	225,000	250
NBCUniversal Media LLC, 2.875%, 4/1/16	570,000	596
NBCUniversal Media LLC, 6.40%, 4/30/40	180,000	215
News America, Inc., 6.90%, 8/15/39	120,000	141
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	2,055

Total		5,376

Metals & Mining (0.3%)
Barrick Gold Corp., 3.85%, 4/1/22	745,000	627
Barrick Gold Corp., 4.10%, 5/1/23 144A	515,000	430
Barrick North America Finance LLC, 4.40%, 5/30/21	265,000	237
Barrick North America Finance LLC, 5.75%, 5/1/43 144A	515,000	416
Barrick North America Finance LLC, 6.80%, 9/15/18	370,000	392
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43 144A	260,000	229
Goldcorp, Inc., 3.70%, 3/15/23	800,000	708

The Accompanying Notes are an Integral Part of the Financial Statements.

146	Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (9.6%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued
Newmont Mining Corp., 3.50%, 3/15/22	925,000	792
Newmont Mining Corp., 6.25%, 10/1/39	146,000	140
Plains Exploration & Production Co., 6.50%, 11/15/20	225,000	239
Plains Exploration & Production Co., 6.875%, 2/15/23	315,000	337
Rio Tinto Finance USA PLC, 2.25%, 12/14/18	1,765,000	1,715
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	600,000	610
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	200,000	260
Teck Resources, Ltd., 3.00%, 3/1/19	110,000	107

Total		7,239

Oil & Gas (0.4%)
BP Capital Markets PLC, 1.846%, 5/5/17	725,000	726
BP Capital Markets PLC, 2.50%, 11/6/22	1,200,000	1,093
BP Capital Markets PLC, 4.50%, 10/1/20	185,000	201
BP Capital Markets PLC, 4.75%, 3/10/19	1,320,000	1,466
Cenovus Energy, Inc., 4.45%, 9/15/42	700,000	628
Chevron Corp., 1.718%, 6/24/18	355,000	352
Chevron Corp., 2.427%, 6/24/20	170,000	169
Chevron Corp., 3.191%, 6/24/23	195,000	194
Husky Energy, Inc., 3.95%, 4/15/22	590,000	599
Husky Energy, Inc., 7.25%, 12/15/19	80,000	98
Shell International Finance BV, 1.125%, 8/21/17	700,000	685
Shell International Finance BV, 4.30%, 9/22/19	1,580,000	1,753
Suncor Energy, Inc., 6.85%, 6/1/39	265,000	312
Total Capital International SA, 1.50%, 2/17/17	105,000	104
Total Capital SA, 4.45%, 6/24/20	950,000	1,036

Total		9,416

Pharmaceuticals (0.4%)
AbbVie, Inc., 1.75%, 11/6/17 144A	990,000	970
AbbVie, Inc., 2.90%, 11/6/22 144A	585,000	547
Amgen, Inc., 3.875%, 11/15/21	935,000	962
Merck & Co., Inc., 2.80%, 5/18/23	355,000	336
Merck & Co., Inc., 3.875%, 1/15/21	590,000	630
Merck & Co., Inc., 5.75%, 11/15/36	30,000	35
Mylan, Inc., 3.125%, 1/15/23 144A	520,000	475
Mylan, Inc., 7.625%, 7/15/17 144A	145,000	161
Mylan, Inc./PA, 2.60%, 6/24/18 144A	350,000	345
The Novartis Capital Corp., 2.40%, 9/21/22	1,080,000	1,015
Perrigo Co., 2.95%, 5/15/23	605,000	559
Pfizer, Inc., 5.35%, 3/15/15	370,000	398
Roche Holdings, Inc., 6.00%, 3/1/19 144A	385,000	460
Sanofi-Aventis SA, 2.625%, 3/29/16	1,155,000	1,203
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	580,000	543
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	265,000	254
Watson Pharmaceuticals, Inc., 1.875%, 10/1/17	85,000	83
Watson Pharmaceuticals, Inc., 3.25%, 10/1/22	210,000	196
Wyeth LLC, 5.50%, 2/15/16	25,000	28
Wyeth LLC, 5.95%, 4/1/37	630,000	739

Total		9,939

Investment Grade Segment (9.6%)	Shares/ $ Par	Value $ (000’s)

Pipelines (0.3%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	163
Energy Transfer Partners LP, 4.65%, 6/1/21	285,000	295
Energy Transfer Partners LP, 6.05%, 6/1/41	715,000	723
Energy Transfer Partners LP, 6.70%, 7/1/18	305,000	358
Enterprise Products Operating LLC, 3.20%, 2/1/16	585,000	614
Enterprise Products Operating LLC, 4.85%, 3/15/44	690,000	654
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	795,000	888
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	313
Magellan Midstream Partners LP, 6.55%, 7/15/19	335,000	398
NiSource Finance Corp., 5.80%, 2/1/42	915,000	942
NiSource Finance Corp., 6.125%, 3/1/22	730,000	824
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	175,000	207
Spectra Energy Partners LP, 2.95%, 6/15/16	545,000	559
Williams Partners LP, 3.35%, 8/15/22	115,000	106
Williams Partners LP, 4.00%, 11/15/21	135,000	132
Williams Partners LP, 4.125%, 11/15/20	54,000	55
Williams Partners LP, 5.25%, 3/15/20	460,000	494

Total		7,725

Real Estate Investment Trusts (0.5%)
AvalonBay Communities, Inc., 2.85%, 3/15/23	385,000	350
AvalonBay Communities, Inc., 2.95%, 9/15/22	205,000	190
AvalonBay Communities, Inc., 3.95%, 1/15/21	675,000	692
Boston Properties LP, 3.125%, 9/1/23	315,000	291
Boston Properties LP, 3.80%, 2/1/24	625,000	614
BRE Properties, Inc., 5.20%, 3/15/21	535,000	581
BRE Properties, Inc., 5.50%, 3/15/17	245,000	270
Colonial Realty LP, 6.05%, 9/1/16	360,000	400
Corporate Office Properties LP, 3.60%, 5/15/23 144A	720,000	665
DDR Corp., 4.75%, 4/15/18	580,000	623
Essex Portfolio LP, 3.625%, 8/15/22	1,050,000	1,012
HCP, Inc., 3.75%, 2/1/16	335,000	353
HCP, Inc., 3.75%, 2/1/19	195,000	200
HCP, Inc., 6.00%, 1/30/17	400,000	449
HCP, Inc., 6.70%, 1/30/18	200,000	234
Health Care REIT, Inc., 3.625%, 3/15/16	290,000	304
Lexington Realty Trust, 4.25%, 6/15/23 144A	1,425,000	1,366
Piedmont Operating Partnership LP, 3.40%, 6/1/23 144A	1,170,000	1,065
Simon Property Group LP, 3.375%, 3/15/22	650,000	638
WEA Finance LLC, 7.125%, 4/15/18 144A	360,000	427

Total		10,724

Services (0.1%)
Republic Services, Inc., 5.25%, 11/15/21	425,000	467
Waste Management, Inc., 2.90%, 9/15/22	460,000	423
Waste Management, Inc., 4.60%, 3/1/21	440,000	472

Total		1,362

Technology (0.5%)
Apple, Inc., 1.00%, 5/3/18	565,000	543
Apple, Inc., 2.40%, 5/3/23	390,000	362

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	147

Balanced Portfolio

Investment Grade Segment (9.6%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Apple, Inc., 3.85%, 5/4/43	385,000	342
EMC Corp./MA, 1.875%, 6/1/18	355,000	351
Fidelity National Information Services, Inc., 5.00%, 3/15/22	935,000	941
Hewlett-Packard Co., 3.00%, 9/15/16	555,000	570
Hewlett-Packard Co., 4.65%, 12/9/21	1,065,000	1,065
International Business Machines Corp., 1.625%, 5/15/20	1,420,000	1,329
International Business Machines Corp., 1.95%, 7/22/16	400,000	410
International Business Machines Corp., 2.00%, 1/5/16	520,000	533
Microsoft Corp., 0.875%, 11/15/17	210,000	204
Microsoft Corp., 2.125%, 11/15/22	565,000	515
Microsoft Corp., 3.75%, 5/1/43	535,000	480
Oracle Corp., 1.20%, 10/15/17	565,000	549
Oracle Corp., 2.50%, 10/15/22	565,000	521
Oracle Corp., 3.875%, 7/15/20	760,000	811
Total System Services, Inc., 2.375%, 6/1/18	215,000	208
Total System Services, Inc., 3.75%, 6/1/23	360,000	334

Total		10,068

Telecommunications (0.4%)
America Movil SAB de CV, 2.375%, 9/8/16	430,000	436
America Movil SAB de CV, 5.00%, 3/30/20	1,010,000	1,084
American Tower Corp., 3.50%, 1/31/23	910,000	833
American Tower Corp., 4.70%, 3/15/22	745,000	751
American Tower Corp., 7.00%, 10/15/17	200,000	232
AT&T Corp., 8.00%, 11/15/31	380,000	529
AT&T, Inc., 2.625%, 12/1/22	1,050,000	961
AT&T, Inc., 2.95%, 5/15/16	865,000	904
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	550,000	519
CenturyLink, Inc., 5.15%, 6/15/17	465,000	489
CenturyLink, Inc., 5.80%, 3/15/22	355,000	350
Qwest Corp., 6.50%, 6/1/17	595,000	673
Telefonica Emisiones SAU, 3.729%, 4/27/15	555,000	572
Verizon Communications, Inc., 6.25%, 4/1/37	400,000	456
Verizon Communications, Inc., 6.35%, 4/1/19	770,000	914

Total		9,703

Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	455,000	443
Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	375,000	362
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	390,000	405
Canadian National Railway Co., 5.85%, 11/15/17	140,000	162
CSX Corp., 3.70%, 10/30/20	70,000	72
CSX Corp., 4.25%, 6/1/21	200,000	214
CSX Corp., 5.60%, 5/1/17	490,000	552
Norfolk Southern Corp., 2.903%, 2/15/23	789,000	744
Union Pacific Corp., 4.30%, 6/15/42	700,000	665

Total		3,619

Total Investment Grade Segment
(Cost: $214,740)		217,964

	Governments (15.1%)	Shares/ $ Par	Value $ (000’s)

	Governments (15.1%)
	Israel Government AID Bond, 0.00%, 11/15/22	2,600,000	1,964
	Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	8,215
	Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	11,957
	US Department of Housing & Urban Development, 6.17%, 8/1/14	2,455,000	2,457
(g)	US Treasury, 0.125%, 12/31/14	72,640,000	72,509
	US Treasury, 0.25%, 3/31/15	27,625,000	27,595
	US Treasury, 0.375%, 6/30/15	49,925,000	49,944
	US Treasury, 0.75%, 3/31/18	56,175,000	54,678
	US Treasury, 1.375%, 6/30/18	47,100,000	47,056
	US Treasury, 2.75%, 11/15/42	8,435,000	7,273
	US Treasury, 2.875%, 5/15/43	10,180,000	9,009
	US Treasury, 4.50%, 2/15/36	32,810,000	39,069
	US Treasury, 5.375%, 2/15/31	8,015,000	10,441

	Total Governments
	(Cost: $342,335)		342,167

	Municipal Bonds (0.9%)

	Municipal Bonds (0.9%)
	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,312,000	1,380
	Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	70,000	81
	Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,040,000	1,069
	Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	400,000	451
	The City of New York, Series C-1, 5.517%, 10/1/37 GO	590,000	637
	Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,185,000	1,237
	Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,170,000	1,372
	Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	200,000	214
	Energy Northwest, Series E, 2.197%, 7/1/19 RB	935,000	923
	Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	5,000	5
	Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	30,000	29
	Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.995%, 7/1/20 RB	1,340,000	1,256
	Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	585,000	717
	Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	2,250,000	2,660
	Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	203,000	245
	Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	415,000	556
	Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	2,465,000	2,506

The Accompanying Notes are an Integral Part of the Financial Statements.

148	Balanced Portfolio

Balanced Portfolio

Municipal Bonds (0.9%)	Shares/ $ Par	Value $ (000’s)
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	432,000	464
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	115,000	129
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	930,000	918
State of California, Series A, 4.988%, 4/1/39 GO	790,000	771
State of California, Series 2010, 5.70%, 11/1/21 GO	780,000	891
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,315,000	1,407
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	355,000	348
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	820,000	979

Total Municipal Bonds
(Cost: $19,897)		21,245

Structured Products (14.8%)

Structured Products (14.8%)
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3, 2.845%, 3/1/26	460,000	443
Ally Auto Receivables Trust, Series 2012-2, Class C, 2.26%, 7/16/18 144A	990,000	1,010
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.456%, 2/14/43 IO	4,352,788	133
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.253%, 1/25/37	785,821	452
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.283%, 5/25/37	856,461	550
Bears Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694%, 6/11/50	1,000,000	1,131
Chase Issuance Trust, Series 2012-A5, Class A5, 0.59%, 8/15/17	2,200,000	2,190
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	223,230	226
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	2,495,000	2,506
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR, Class A6, 2.50%, 7/25/43	5,000,000	4,913
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,125,000	1,232

Structured Products (14.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	5,240,000	5,249
Discover Card Master Trust I, Series 2012-B3, Class B3, 0.643%, 5/15/18	500,000	493
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.546%, 2/15/31 IO	11,005,221	222
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.170%, 10/15/30 IO 144A	613,725	7
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	3,689,737	3,579
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.666%, 8/25/20 IO	16,962,133	1,289
Federal Home Loan Mortgage Corp., 3.00%, 11/1/21	397,606	413
Federal Home Loan Mortgage Corp., 3.00%, 11/1/25	794,678	817
Federal Home Loan Mortgage Corp., 3.00%, 11/1/26	1,134,800	1,167
Federal Home Loan Mortgage Corp., 3.00%, 8/1/27	989,191	1,021
Federal Home Loan Mortgage Corp., 3.00%, 11/1/42	1,629,325	1,591
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	11,129,111	10,864
Federal Home Loan Mortgage Corp., 3.50%, 10/1/25	184,002	191
Federal Home Loan Mortgage Corp., 3.50%, 11/1/25	154,736	161
Federal Home Loan Mortgage Corp., 3.50%, 12/1/25	974,422	1,012
Federal Home Loan Mortgage Corp., 3.50%, 1/1/26	45,262	47
Federal Home Loan Mortgage Corp., 3.50%, 2/1/26	836,980	870
Federal Home Loan Mortgage Corp., 3.50%, 3/1/26	41,372	43
Federal Home Loan Mortgage Corp., 3.50%, 5/1/26	323,907	337
Federal Home Loan Mortgage Corp., 3.50%, 6/1/26	601,558	625
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	1,586,658	1,649
Federal Home Loan Mortgage Corp., 3.50%, 8/1/26	36,952	38
Federal Home Loan Mortgage Corp., 3.50%, 2/1/42	1,834,515	1,861
Federal Home Loan Mortgage Corp., 3.50%, 4/1/42	1,753,487	1,779

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	149

Balanced Portfolio

Structured Products (14.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	1,065,201	1,080
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	3,453,890	3,503
Federal Home Loan Mortgage Corp., 3.50%, 9/1/42	9,520,871	9,658
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	339,979	358
Federal Home Loan Mortgage Corp., 4.00%, 7/1/24	1,793,378	1,880
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	1,722,286	1,807
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	513,592	540
Federal Home Loan Mortgage Corp., 4.00%, 6/1/26	786,714	827
Federal Home Loan Mortgage Corp., 4.00%, 12/1/26	229,809	241
Federal Home Loan Mortgage Corp., 4.00%, 9/1/40	1,074,947	1,118
Federal Home Loan Mortgage Corp., 4.00%, 11/1/40	381,046	396
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	9,416,911	9,798
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	10,176,516	10,588
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	131,875	137
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	6,747,577	7,036
Federal Home Loan Mortgage Corp., 4.00%, 5/1/41	956,564	997
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	304,967	318
Federal Home Loan Mortgage Corp., 4.00%, 9/1/41	1,444,617	1,503
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	488,976	510
Federal Home Loan Mortgage Corp., 4.00%, 3/1/42	291,443	304
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	610,004	649
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	105,966	107
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	890,177	900
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	443,063	467
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,128,199	1,217
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	2,464,473	2,642

Structured Products (14.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 3/1/41	248,214	262
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	16,582,825	17,511
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	292,457	315
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	985,670	1,060
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	6,315,633	7,013
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	4,448,868	4,855
Federal Home Loan Mortgage Corp., 5.00%, 8/1/39	329,046	353
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	616,949	667
Federal Home Loan Mortgage Corp., 5.00%, 3/1/41	210,533	227
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	983,792	1,061
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	5,363,582	5,774
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	4,970,637	5,308
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	247,730	267
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	589,506	635
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	111,548	120
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	842,839	910
Federal Home Loan Mortgage Corp., 5.50%, 6/1/33	53,315	59
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	954,464	1,031
Federal Home Loan Mortgage Corp., 5.50%, 1/1/37	1,930,631	2,080
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	648,178	698
Federal Home Loan Mortgage Corp., 5.50%, 8/1/38	320,447	345
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	617,808	683
Federal Home Loan Mortgage Corp., 6.00%, 11/1/39	795,554	862
Federal Home Loan Mortgage Corp. TBA, 2.50%, 8/1/28	1,465,000	1,469
Federal Home Loan Mortgage Corp. TBA, 3.00%, 8/1/43	22,860,000	22,224
Federal Home Loan Mortgage Corp. TBA, 3.50%, 8/1/42	7,395,000	7,469
Federal Mortgage National Association, 3.50%, 5/1/43	4,625,000	4,704

The Accompanying Notes are an Integral Part of the Financial Statements.

150	Balanced Portfolio

Balanced Portfolio

Structured Products (14.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 3.00%, 10/1/26	73,059	75
Federal National Mortgage Association, 3.00%, 3/1/27	1,104,937	1,137
Federal National Mortgage Association, 3.00%, 6/1/27	1,805,254	1,859
Federal National Mortgage Association, 3.50%, 4/1/26	776,925	809
Federal National Mortgage Association, 3.50%, 10/1/42	7,997,807	8,130
Federal National Mortgage Association, 4.00%, 12/1/41	749,212	782
Federal National Mortgage Association, 4.50%, 6/1/19	3,494,306	3,803
Federal National Mortgage Association, 4.50%, 12/1/19	307,201	334
Federal National Mortgage Association, 4.50%, 11/1/40	2,768,147	2,958
Federal National Mortgage Association, 4.50%, 1/1/41	2,349,001	2,520
Federal National Mortgage Association, 4.50%, 2/1/41	3,935,706	4,172
Federal National Mortgage Association, 4.50%, 3/1/41	368,315	391
Federal National Mortgage Association, 4.50%, 4/1/41	342,589	363
Federal National Mortgage Association, 4.50%, 5/1/41	13,135,674	13,928
Federal National Mortgage Association, 5.00%, 3/1/20	1,167,800	1,266
Federal National Mortgage Association, 5.00%, 5/1/20	1,786,690	1,925
Federal National Mortgage Association, 5.00%, 5/1/38	1,959,495	2,106
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	1,876,494	1,893
Federal National Mortgage Association, 5.50%, 4/1/21	577,146	623
Federal National Mortgage Association, 5.50%, 3/1/35	3,753,688	4,193
Federal National Mortgage Association, 5.50%, 9/1/35	3,997,195	4,408
Federal National Mortgage Association, 5.50%, 11/1/35	5,016,725	5,535
Federal National Mortgage Association, 5.50%, 11/1/37	3,069,731	3,387
Federal National Mortgage Association, 6.00%, 5/1/35	90,326	101
Federal National Mortgage Association, 6.00%, 6/1/35	268,300	294
Federal National Mortgage Association, 6.00%, 7/1/35	2,193,526	2,402
Federal National Mortgage Association, 6.00%, 10/1/35	449,582	492

Structured Products (14.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 11/1/35	2,629,226	2,919
Federal National Mortgage Association, 6.00%, 9/1/36	850,837	944
Federal National Mortgage Association, 6.00%, 12/1/37	1,636,510	1,778
Federal National Mortgage Association, 6.00%, 3/1/38	462,523	507
Federal National Mortgage Association, 6.00%, 10/1/38	339,595	369
Federal National Mortgage Association, 6.00%, 4/1/40	1,310,855	1,425
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	3,580,341	4,008
Federal National Mortgage Association, 6.50%, 7/1/37	2,614,216	2,896
Federal National Mortgage Association, 6.75%, 4/25/18	259,922	272
Federal National Mortgage Association TBA, 2.00%, 8/1/28	350,000	340
Federal National Mortgage Association TBA, 2.50%, 8/1/27	7,640,000	7,667
Federal National Mortgage Association TBA, 3.50%, 8/1/41	10,155,000	10,282
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	845,000	852
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	4,401,638	4,533
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	4,200,000	4,317
Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17 144A	460,000	460
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	3,070,000	3,106
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	500,000	549
Government National Mortgage Association, 5.00%, 7/15/33	727,122	792
Government National Mortgage Association, 5.50%, 1/15/32	54,304	60
Government National Mortgage Association, 5.50%, 2/15/32	481,695	529

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	151

Balanced Portfolio

Structured Products (14.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.50%, 9/15/32	14,400	16
GS Mortgage Securities Corp. II, Series 2013-G1, Class A1, 2.059%, 4/10/31 144A	1,663,812	1,617
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	740,000	742
Honda Auto Receivables Owner Trust 2013-1, , Class A3, 0.48%, 11/21/16	480,000	478
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,975,000	2,188
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB, 5.857%, 2/15/51	419,995	456
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC20, Class AM, 6.078%, 2/12/51	1,780,000	1,998
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	181,984	189
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	196,377	207
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.263%, 1/25/37	1,940,292	793
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.809%, 12/12/49	2,215,000	2,500
Nissan Auto Lease, Series 2013-A, Class A3, 0.61%, 4/15/16	450,000	448
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	1,870,375	2,008
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	93,051	95
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43	1,426,430	1,343
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	1,026,865	1,020
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	4,000,000	4,306
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.624%, 12/25/34	424,465	429

	Structured Products (14.8%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	177,753	180

	Total Structured Products
	(Cost: $329,537)		336,158

	Below Investment Grade Segment (7.1%)

	Aerospace & Defense (0.1%)
	B/E Aerospace, Inc., 5.25%, 4/1/22	250,000	249
	Bombardier, Inc., 4.25%, 1/15/16 144A	105,000	107
	Bombardier, Inc., 5.75%, 3/15/22 144A	150,000	149
	Bombardier, Inc., 6.125%, 1/15/23 144A	155,000	154
	Bombardier, Inc., 7.75%, 3/15/20 144A	230,000	255
	Erickson Air-Crane, Inc., 8.25%, 5/1/20 144A	260,000	253
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	455,000	486
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	265,000	285
	Triumph Group, Inc., 4.875%, 4/1/21 144A	195,000	194
	Triumph Group, Inc., 8.625%, 7/15/18	290,000	313

	Total		2,445

	Autos & Vehicle Parts (0.2%)
	Affinia Group, Inc., 7.75%, 5/1/21 144A	60,000	60
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	160,000	172
	American Axle & Manufacturing, Inc., 6.25%, 3/15/21	295,000	300
	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	125,000	127
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	145,000	158
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	245,000	270
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	290,000	307
(d)	Exide Technologies, 8.625%, 2/1/18	155,000	95
	General Motors Financial Co., 2.75%, 5/15/16 144A	880,000	866
	General Motors Financial Co., 3.25%, 5/15/18 144A	340,000	331
	General Motors Financial Co., 4.25%, 5/15/23 144A	695,000	647
	General Motors Financial Co., Inc., 4.75%, 8/15/17 144A	340,000	349
	The Goodyear Tire & Rubber Co., 6.50%, 3/1/21	390,000	397
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	365,000	400
	Jaguar Land Rover Automotive PLC, 7.75%, 5/15/18 144A	165,000	178
	Meritor, Inc., 6.75%, 6/15/21	145,000	139
	Navistar International Corp., 8.25%, 11/1/21	380,000	373
	Schaeffler Finance BV, 4.75%, 5/15/21 144A	195,000	185
	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	32,000	34
	Visteon Corp., 6.75%, 4/15/19	189,000	199

	Total		5,587

The Accompanying Notes are an Integral Part of the Financial Statements.

152	Balanced Portfolio

Balanced Portfolio

	Below Investment Grade Segment (7.1%)	Shares/ $ Par	Value $ (000’s)

	Banking (0.1%)
	Ally Financial, Inc., 5.50%, 2/15/17	470,000	491
	Ally Financial, Inc., 7.50%, 9/15/20	380,000	438
	Ally Financial, Inc., 8.00%, 3/15/20	370,000	430
	E*TRADE Financial Corp., 6.00%, 11/15/17	400,000	404
	E*TRADE Financial Corp., 6.375%, 11/15/19	200,000	203
	E*TRADE Financial Corp., 6.75%, 6/1/16	355,000	365
	GETCO Financing Escrow LLC, 8.25%, 6/15/18 144A	270,000	255
	JPMorgan Chase & Co., 7.90%, 4/29/49	275,000	311
	The Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	405,000	385
(d),(n)	Washington Mutual Bank, 6.75%, 5/20/36	580,000	-
(d),(n)	Washington Mutual Bank, 6.875%, 6/15/11	1,115,000	-

	Total		3,282

	Basic Materials (0.3%)
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	220,000	235
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	205,000	219
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 144A	140,000	135
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	125,000	133
	Ball Corp., 4.00%, 11/15/23	1,790,000	1,656
(c)	BOE Intermediate Holding Corp., 9.00%, 11/1/17 144A	60,000	58
(c)	BOE Merger Corp., 9.50%, 11/1/17 144A	125,000	127
	Cascades, Inc., 7.875%, 1/15/20	100,000	104
	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 144A	1,180,000	1,112
	Graphic Packaging International, Inc., 4.75%, 4/15/21	195,000	189
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	600,000	604
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	515,000	541
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	415,000	438
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	170,000	168
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	385,000	397
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	475,000	508
	Sealed Air Corp., 6.50%, 12/1/20 144A	120,000	127
	Sealed Air Corp., 8.125%, 9/15/19 144A	215,000	240
	Sealed Air Corp., 8.375%, 9/15/21 144A	275,000	311
	Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	205,000	90

	Total		7,392

	Below Investment Grade Segment (7.1%)	Shares/ $ Par	Value $ (000’s)

	Builders & Building Materials (0.1%)
	Brookfield Residential Properties, Inc., 6.50%, 12/15/20 144A	140,000	141
	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.125%, 7/1/22 144A	190,000	187
	Building Materials Corp. of America, 6.75%, 5/1/21 144A	255,000	271
	Cemex SAB de CV, 5.875%, 3/25/19 144A	100,000	97
	KB Home, 7.25%, 6/15/18	290,000	307
	KB Home, 9.10%, 9/15/17	120,000	134
	USG Corp., 7.875%, 3/30/20 144A	225,000	245
	Vulcan Materials Co., 6.40%, 11/30/17	300,000	320

	Total		1,702

	Capital Goods (0.1%)
	Case New Holland, Inc., 7.875%, 12/1/17	205,000	232
	CNH Capital LLC, 3.875%, 11/1/15	100,000	101
	CNH Capital LLC, 6.25%, 11/1/16	130,000	138
	The Manitowoc Co., Inc., 5.875%, 10/15/22	105,000	106
	Terex Corp., 6.00%, 5/15/21	200,000	199
	United Rentals North America, Inc., 5.75%, 7/15/18	115,000	121
	United Rentals North America, Inc., 6.125%, 6/15/23	105,000	104
	United Rentals North America, Inc., 7.375%, 5/15/20	160,000	171

	Total		1,172

	Chemicals (0.2%)
	Celanese US Holdings LLC, 4.625%, 11/15/22	620,000	608
	Chemtura Corp., 7.875%, 9/1/18	54,000	58
	Hexion US Finance Corp., 6.625%, 4/15/20 144A	490,000	489
	Hexion US Finance Corp., 6.625%, 4/15/20	160,000	160
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	555,000	566
	Huntsman International LLC, 4.875%, 11/15/20	455,000	449
	Ineos Finance PLC, 7.50%, 5/1/20 144A	160,000	170
	Ineos Finance PLC, 8.375%, 2/15/19 144A	580,000	634
	Ineos Group Holdings SA, 6.125%, 8/15/18 144A	135,000	129
	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	675,000	678
	Sawgrass Merger Sub, Inc., 8.75%, 12/15/20 144A	160,000	164
	US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/1/21 144A	80,000	82

	Total		4,187

	Conglomerate & Diversified Manufacturing (0.0%)
	Rexel SA, 5.25%, 6/15/20 144A	260,000	259
	SPX Corp., 6.875%, 9/1/17	295,000	319

	Total		578

	Consumer Products & Retailing (0.2%)
(c)	Alphabet Holding Co., 7.75%, 11/1/17	105,000	108
	AutoNation, Inc., 5.50%, 2/1/20	165,000	172
	Bon-Ton Department Stores, 8.00%, 6/15/21 144A	60,000	61
	CST Brands, Inc., 5.00%, 5/1/23 144A	65,000	63

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	153

Balanced Portfolio

Below Investment Grade Segment (7.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
First Quality Finance Co., 4.625%, 5/15/21 144A	255,000	242
Hanesbrands, Inc., 6.375%, 12/15/20	250,000	267
Levi Strauss & Co., 6.875%, 5/1/22	225,000	244
Levi Strauss & Co., 7.625%, 5/15/20	240,000	259
Limited Brands, Inc., 5.625%, 2/15/22	1,140,000	1,157
Limited Brands, Inc., 8.50%, 6/15/19	110,000	128
Rent-A-Center, Inc., 4.75%, 5/1/21 144A	80,000	76
Revlon Consumer Products Corp., 5.75%, 2/15/21 144A	295,000	288
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	20,000	20
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	255,000	273
Sonic Automotive, Inc., 5.00%, 5/15/23 144A	95,000	92
Spectrum Brands Escrow Corp., 6.375%, 11/15/20 144A	30,000	31
Spectrum Brands Escrow Corp., 6.625%, 11/15/22 144A	50,000	52
Spectrum Brands, Inc., 9.50%, 6/15/18	165,000	181
SUPERVALU, Inc., 6.75%, 6/1/21 144A	260,000	242
SUPERVALU, Inc., 8.00%, 5/1/16	230,000	248
Titan Machinery, Inc., 3.75%, 5/1/19	150,000	140
Toys R US - Delaware, Inc., 7.375%, 9/1/16 144A	750,000	748
Toys R US Property Co. I LLC, 10.75%, 7/15/17	175,000	185
Toys R US Property Co. II LLC, 8.50%, 12/1/17	130,000	135

Total		5,412

Electric Utilities (0.2%)
The AES Corp., 4.875%, 5/15/23	130,000	121
The AES Corp., 7.75%, 10/15/15	160,000	176
The AES Corp., 8.00%, 10/15/17	640,000	720
The AES Corp., 8.00%, 6/1/20	100,000	114
Calpine Corp., 7.50%, 2/15/21 144A	223,000	238
Calpine Corp., 7.875%, 7/31/20 144A	410,000	445
DPL, Inc., 6.50%, 10/15/16	115,000	120
GenOn Americas Generation LLC, 8.50%, 10/1/21	200,000	215
NRG Energy, Inc., 7.625%, 1/15/18	415,000	444
NRG Energy, Inc., 7.625%, 5/15/19	330,000	345
NRG Energy, Inc., 8.25%, 9/1/20	35,000	38
NV Energy, Inc., 6.25%, 11/15/20	340,000	398
Puget Energy, Inc., 5.625%, 7/15/22	225,000	239

Total		3,613

Energy (1.1%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	110,000	114
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	330,000	332
Athlon Holdings LP/Athlon Finance Corp., 7.375%, 4/15/21 144A	95,000	94
Atwood Oceanics, Inc., 6.50%, 2/1/20	90,000	93
Aurora USA Oil & Gas, 7.50%, 4/1/20 144A	100,000	98
Bill Barrett Corp., 7.00%, 10/15/22	190,000	190
Bill Barrett Corp., 7.625%, 10/1/19	405,000	419
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 144A	80,000	81
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	155,000	161

Below Investment Grade Segment (7.1%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	260,000	278
Chesapeake Energy Corp., 5.375%, 6/15/21	390,000	388
Chesapeake Energy Corp., 6.125%, 2/15/21	475,000	499
Chesapeake Energy Corp., 6.875%, 11/15/20	325,000	353
Chesapeake Energy Corp., 7.25%, 12/15/18	170,000	190
Chesapeake Energy Corp., 9.50%, 2/15/15	305,000	337
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 144A	225,000	223
Cimarex Energy Co., 5.875%, 5/1/22	380,000	393
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	550,000	574
Comstock Resources, Inc., 7.75%, 4/1/19	260,000	265
Comstock Resources, Inc., 9.50%, 6/15/20	205,000	221
Concho Resources, Inc., 5.50%, 4/1/23	435,000	429
Concho Resources, Inc., 7.00%, 1/15/21	135,000	145
Continental Resources, Inc., 4.50%, 4/15/23 144A	550,000	535
Continental Resources, Inc., 5.00%, 9/15/22	180,000	183
Denbury Resources, Inc., 4.625%, 7/15/23	985,000	909
Denbury Resources, Inc., 8.25%, 2/15/20	228,000	246
Drill Rigs Holdings, Inc., 6.50%, 10/1/17 144A	145,000	145
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	290,000	328
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	100,000	107
Exterran Holdings, Inc., 7.25%, 12/1/18	330,000	350
Exterran Partners LP/EXLP Finance Corp., 6.00%, 4/1/21 144A	195,000	192
Forest Oil Corp., 7.25%, 6/15/19	495,000	465
Forest Oil Corp., 7.50%, 9/15/20 144A	215,000	204
Halcon Resources Corp., 8.875%, 5/15/21	235,000	228
Hercules Offshore, Inc., 8.75%, 7/15/21 144A	210,000	210
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	120,000	127
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	215,000	231
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21 144A	260,000	241
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	135,000	136
Key Energy Services, Inc., 6.75%, 3/1/21	260,000	250
Kodiak Oil & Gas Corp., 5.50%, 1/15/21 144A	145,000	141
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	355,000	385
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/1/21 144A	195,000	188
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	275,000	262
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	570,000	557
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	190,000	190
Magnum Hunter Resources Corp., 9.75%, 5/15/20 144A	315,000	320
MEG Energy Corp., 6.375%, 1/30/23 144A	300,000	291
Midstates Petroleum Co., 9.25%, 6/1/21 144A	580,000	545
Northern Oil and Gas, Inc., 8.00%, 6/1/20	95,000	96
Oasis Petroleum, Inc., 6.50%, 11/1/21	480,000	492

The Accompanying Notes are an Integral Part of the Financial Statements.

154	Balanced Portfolio

Balanced Portfolio

Below Investment Grade Segment (7.1%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Offshore Group Investment, Ltd., 7.50%, 11/1/19	525,000	547
Oil States International, Inc., 5.125%, 1/15/23 144A	135,000	141
Oil States International, Inc., 6.50%, 6/1/19	165,000	171
Pacific Drilling SA, 5.375%, 6/1/20 144A	260,000	243
Pacific Drilling V, Ltd., 7.25%, 12/1/17 144A	410,000	426
Peabody Energy Corp., 4.75%, 12/15/41	815,000	566
Petroleum Geo-Services ASA, 7.375%, 12/15/18 144A	300,000	326
QEP Resources, Inc., 5.25%, 5/1/23	205,000	200
QEP Resources, Inc., 6.875%, 3/1/21	240,000	259
Range Resources Corp., 5.00%, 8/15/22	225,000	220
Range Resources Corp., 5.75%, 6/1/21	195,000	201
Rosetta Resources, Inc., 9.50%, 4/15/18	290,000	313
Samson Investment Co., 10.00%, 2/15/20 144A	920,000	969
Sanchez Energy Corp., 7.75%, 6/15/21 144A	740,000	722
SandRidge Energy, Inc., 7.50%, 3/15/21	435,000	415
SandRidge Energy, Inc., 7.50%, 2/15/23	200,000	190
SESI LLC, 6.375%, 5/1/19	265,000	274
SM Energy Co., 6.50%, 11/15/21	225,000	236
SM Energy Co., 6.50%, 1/1/23	135,000	142
SM Energy Co., 6.625%, 2/15/19	230,000	241
Swift Energy Co., 7.875%, 3/1/22	105,000	104
Swift Energy Co., 8.875%, 1/15/20	235,000	244
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	405,000	425
Unit Corp., 6.625%, 5/15/21	240,000	245
Venoco, Inc., 8.875%, 2/15/19	130,000	127
W&T Offshore, Inc., 8.50%, 6/15/19	505,000	521
WPX Energy, Inc., 5.25%, 1/15/17	555,000	569
WPX Energy, Inc., 6.00%, 1/15/22	270,000	273

Total		23,741

Entertainment (0.1%)
AMC Entertainment, Inc., 8.75%, 6/1/19	555,000	594
AMC Entertainment, Inc., 9.75%, 12/1/20	110,000	125
Cinemark USA, Inc., 5.125%, 12/15/22	80,000	77
Speedway Motorsports, Inc., 6.75%, 2/1/19	305,000	319
WMG Acquisition Corp., 6.00%, 1/15/21 144A	77,000	78
WMG Acquisition Corp., 11.50%, 10/1/18	285,000	326

Total		1,519

Finance (0.3%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17	275,000	289
Air Lease Corp., 6.125%, 4/1/17	305,000	316
Aircastle, Ltd., 6.25%, 12/1/19	140,000	145
Aircastle, Ltd., 6.75%, 4/15/17	215,000	226
Aircastle, Ltd., 7.625%, 4/15/20	115,000	127
Aviation Capital Group Corp., 4.625%, 1/31/18 144A	195,000	192
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	64,600	67
Cash America International, Inc., 5.75%, 5/15/18 144A	255,000	244
CIT Group, Inc., 5.00%, 5/15/17	225,000	230
CIT Group, Inc., 5.00%, 8/15/22	300,000	298
CIT Group, Inc., 5.25%, 3/15/18	755,000	776
CIT Group, Inc., 5.375%, 5/15/20	305,000	312
CIT Group, Inc., 5.50%, 2/15/19 144A	250,000	258

	Below Investment Grade Segment (7.1%)	Shares/ $ Par	Value $ (000’s)

	Finance continued
	FTI Consulting, Inc., 6.00%, 11/15/22 144A	160,000	162
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	385,000	398
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	150,000	158
	International Lease Finance Corp., 5.75%, 5/15/16	235,000	241
	International Lease Finance Corp., 7.125%, 9/1/18 144A	185,000	204
	International Lease Finance Corp., 8.75%, 3/15/17	285,000	317
	iStar Financial, Inc., 3.875%, 7/1/16	95,000	91
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	490,000	119
	Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 144A	135,000	135
	SLM Corp., 6.00%, 1/25/17	1,175,000	1,228
	SLM Corp., 7.25%, 1/25/22	45,000	47
	SLM Corp., 8.00%, 3/25/20	260,000	281
	SLM Corp., 8.45%, 6/15/18	195,000	216
	Springleaf Finance Corp., 6.00%, 6/1/20 144A	385,000	345

	Total		7,422

	Food & Beverage (0.1%)
	ARAMARK Corp., 5.75%, 3/15/20 144A	295,000	302
	B&G Foods, Inc., 4.625%, 6/1/21	135,000	129
	Constellation Brands, Inc., 3.75%, 5/1/21	50,000	47
	Constellation Brands, Inc., 6.00%, 5/1/22	90,000	97
	Constellation Brands, Inc., 7.25%, 9/1/16	165,000	187
	Cott Beverages, Inc., 8.125%, 9/1/18	160,000	172
	Cott Beverages, Inc., 8.375%, 11/15/17	195,000	205
	Dean Foods Co., 7.00%, 6/1/16	160,000	174
	Hawk Acquisition Sub., 4.25%, 10/15/20 144A	185,000	177
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	135,000	137
	JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	195,000	195
	Land O’ Lakes, Inc., 6.00%, 11/15/22 144A	330,000	340
	Pilgrim’s Pride Corp., 7.875%, 12/15/18	400,000	426
	Post Holdings, Inc., 7.375%, 2/15/22	55,000	59
	Smithfield Foods, Inc., 6.625%, 8/15/22	270,000	290
	TreeHouse Foods, Inc., 7.75%, 3/1/18	345,000	365

	Total		3,302

	Foreign Agencies (0.2%)
	CITGO Petroleum Corp., 11.50%, 7/1/17 144A	270,000	300
	Eksportfinans ASA, 2.00%, 9/15/15	4,000,000	3,840

	Total		4,140

	Gaming/Leisure/Lodging (0.2%)
	Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	465,000	438
	Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	360,000	375
	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	145,000	99
	MGM Resorts International, 6.75%, 10/1/20	210,000	217
	MGM Resorts International, 7.625%, 1/15/17	590,000	645
	MGM Resorts International, 7.75%, 3/15/22	225,000	244
	MGM Resorts International, 8.625%, 2/1/19	360,000	407
	NCL Corp., Ltd., 5.00%, 2/15/18 144A	100,000	98

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	155

Balanced Portfolio

Below Investment Grade Segment (7.1%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging continued
Penn National Gaming, Inc., 8.75%, 8/15/19	265,000	290
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 144A	115,000	111
Royal Caribbean Cruises, Ltd., 5.25%, 11/15/22	140,000	137
Scientific Games International, Inc., 6.25%, 9/1/20	345,000	347
Scientific Games International, Inc., 9.25%, 6/15/19	165,000	179
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	265,000	257
Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	495,000	526
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	110,000	121

Total		4,491

Healthcare (0.4%)
Biomet, Inc., 6.50%, 8/1/20	285,000	294
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	200,000	203
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	300,000	309
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	390,000	415
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	635,000	660
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	665,000	700
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	65,000	71
HCA Holdings, Inc., 6.25%, 2/15/21	160,000	163
HCA Holdings, Inc., 7.75%, 5/15/21	240,000	259
HCA, Inc., 5.875%, 3/15/22	770,000	790
HCA, Inc., 6.50%, 2/15/20	455,000	492
HCA, Inc., 7.25%, 9/15/20	510,000	548
HCA, Inc., 7.875%, 2/15/20	130,000	140
HCA, Inc., 8.00%, 10/1/18	190,000	218
HCA, Inc., 8.50%, 4/15/19	325,000	349
Health Management Associates, Inc., 6.125%, 4/15/16	560,000	602
Health Management Associates, Inc., 7.375%, 1/15/20	150,000	165
Hologic, Inc., 6.25%, 8/1/20	80,000	83
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19	305,000	314
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	375,000	392
Tenet Healthcare Corp., 4.375%, 10/1/21 144A	1,910,000	1,752
Tenet Healthcare Corp., 4.50%, 4/1/21 144A	395,000	368
Tenet Healthcare Corp., 6.25%, 11/1/18	405,000	426

Total		9,713

Insurance (0.0%)
Centene Corp., 5.75%, 6/1/17	440,000	461

Total		461

Media (0.7%)
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21 144A	515,000	507
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	150,000	156

	Below Investment Grade Segment (7.1%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	225,000	239
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	145,000	154
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	280,000	304
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 144A	290,000	273
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	405,000	412
	Coinstar, Inc., 6.00%, 3/15/19 144A	295,000	295
	CSC Holdings LLC, 6.75%, 11/15/21	255,000	275
	CSC Holdings LLC, 7.625%, 7/15/18	170,000	192
	CSC Holdings LLC, 7.875%, 2/15/18	105,000	119
	CSC Holdings LLC, 8.625%, 2/15/19	300,000	346
(c)	Dex One Corp., 14.00%, 1/29/17	383,869	253
	DISH DBS Corp., 4.25%, 4/1/18 144A	585,000	573
	DISH DBS Corp., 5.00%, 3/15/23	965,000	929
	DISH DBS Corp., 5.125%, 5/1/20 144A	390,000	382
	DISH DBS Corp., 5.875%, 7/15/22	265,000	269
	DISH DBS Corp., 6.75%, 6/1/21	520,000	552
	DISH DBS Corp., 7.875%, 9/1/19	485,000	543
	Hughes Satellite Systems Corp., 6.50%, 6/15/19	375,000	397
	Hughes Satellite Systems Corp., 7.625%, 6/15/21	165,000	175
	Inmarsat Finance PLC, 7.375%, 12/1/17 144A	115,000	120
	Intelsat Jackson Holdings SA, 5.50%, 8/1/23 144A	515,000	484
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	360,000	377
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	295,000	310
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	500,000	539
	Intelsat Luxembourg SA, 7.75%, 6/1/21 144A	195,000	197
	Lamar Media Corp., 5.00%, 5/1/23	350,000	336
	LIN Television Corp., 6.375%, 1/15/21	210,000	212
	Lynx I Corp., 5.375%, 4/15/21 144A	330,000	332
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	435,000	468
	Netflix, Inc., 5.375%, 2/1/21 144A	160,000	159
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	290,000	312
	RR Donnelley & Sons Co., 7.875%, 3/15/21	155,000	158
	Sinclair Television Group, Inc., 5.375%, 4/1/21 144A	325,000	312
	Sinclair Television Group, Inc., 6.125%, 10/1/22 144A	220,000	220
	Sirius XM Radio, Inc., 4.25%, 5/15/20 144A	155,000	146
	Sirius XM Radio, Inc., 4.625%, 5/15/23 144A	230,000	213
	Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	255,000	253
	Univision Communications, Inc., 6.75%, 9/15/22 144A	255,000	268
	Univision Communications, Inc., 7.875%, 11/1/20 144A	725,000	785

The Accompanying Notes are an Integral Part of the Financial Statements.

156	Balanced Portfolio

Balanced Portfolio

	Below Investment Grade Segment (7.1%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	360,000	373
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	505,000	534
	Videotron Ltee, 5.00%, 7/15/22	750,000	731
	Virgin Media Finance PLC, 8.375%, 10/15/19	74,000	80
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	390,000	425

	Total		15,689

	Metals & Mining (0.5%)
	AK Steel Corp., 7.625%, 5/15/20	125,000	106
	AK Steel Corp., 8.75%, 12/1/18 144A	300,000	316
	Aleris International, Inc., 7.625%, 2/15/18	220,000	229
	Aleris International, Inc., 7.875%, 11/1/20	210,000	215
	Alpha Natural Resources, Inc., 6.00%, 6/1/19	450,000	364
	Alpha Natural Resources, Inc., 9.75%, 4/15/18	280,000	270
	ArcelorMittal, 5.75%, 8/5/20	235,000	233
	ArcelorMittal, 6.125%, 6/1/18	665,000	685
	ArcelorMittal, 6.75%, 2/25/22	405,000	415
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	315,000	331
	Commercial Metals Co., 4.875%, 5/15/23	80,000	73
	CONSOL Energy, Inc., 8.00%, 4/1/17	300,000	316
	CONSOL Energy, Inc., 8.25%, 4/1/20	415,000	435
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	225,000	219
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 2/1/18 144A	165,000	163
	FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15 144A	405,000	409
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	320,000	329
	GrafTech International, Ltd., 6.375%, 11/15/20 144A	120,000	121
	HudBay Minerals, Inc., 9.50%, 10/1/20	145,000	141
	Inmet Mining Corp., 7.50%, 6/1/21 144A	80,000	76
	JMC Steel Group, 8.25%, 3/15/18 144A	185,000	181
	Molycorp, Inc., 6.00%, 9/1/17	465,000	338
	Molycorp, Inc., 10.00%, 6/1/20	305,000	296
	New Gold, Inc., 6.25%, 11/15/22 144A	240,000	230
(d)	Patriot Coal Corp., 8.25%, 4/30/18	150,000	70
	Peabody Energy Corp., 6.00%, 11/15/18	305,000	306
	Peabody Energy Corp., 6.25%, 11/15/21	575,000	555
	Peabody Energy Corp., 6.50%, 9/15/20	305,000	306
	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.50%, 5/15/21 144A	95,000	91
	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20	340,000	359
	Plains Exploration & Production Co., 6.125%, 6/15/19	690,000	732
	Plains Exploration & Production Co., 6.75%, 2/1/22	395,000	418
	Plains Exploration & Production Co., 7.625%, 4/1/20	255,000	282
	Plains Exploration & Production Co., 8.625%, 10/15/19	365,000	402

	Below Investment Grade Segment (7.1%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	245,000	249
	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 144A	100,000	100
	Severstal Columbus LLC, 10.25%, 2/15/18	185,000	192
	Steel Dynamics, Inc., 6.125%, 8/15/19 144A	135,000	143
	Steel Dynamics, Inc., 6.375%, 8/15/22 144A	135,000	142
	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	385,000	318
	Thompson Creek Metals Co., Inc., 12.50%, 5/1/19	150,000	144
	United States Steel Corp., 7.375%, 4/1/20	220,000	217
	Vedanta Resources PLC, 6.00%, 1/31/19 144A	220,000	209

	Total		11,726

	Oil & Gas (0.1%)
	Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, 11/15/20 144A	140,000	141
	PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	590,000	618
	Tesoro Corp., 4.25%, 10/1/17	140,000	143
	Tesoro Corp., 5.375%, 10/1/22	140,000	142
	Western Refining, Inc., 6.25%, 4/1/21 144A	100,000	98

	Total		1,142

	Other Holdings (–%)
(n)	General Motors Co. Escrow, 7.20%, 1/15/13	200,000	-
(n)	General Motors Co. Escrow, 8.375%, 7/15/33	1,090,000	-

	Total		-

	Pharmaceuticals (0.1%)
	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	365,000	350
	Endo Health Solutions, Inc., 7.00%, 7/15/19	90,000	91
	Endo Health Solutions, Inc., 7.25%, 1/15/22	160,000	161
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	200,000	206
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	735,000	761
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	1,040,000	1,066
	VPI Escrow Corp., 6.375%, 10/15/20 144A	135,000	134
	VPII Escrow Corp., 6.75%, 8/15/18 144A	378,000	378
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	115,000	124

	Total		3,271

	Pipelines (0.5%)
	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 5/15/23	1,190,000	1,104
	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	175,000	177
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 4.75%, 11/15/21 144A	135,000	122
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20 144A	270,000	270
	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	505,000	535
	El Paso LLC, 7.00%, 6/15/17	515,000	560
	El Paso LLC, 7.25%, 6/1/18	515,000	571
	El Paso LLC, 7.75%, 1/15/32	320,000	340

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	157

Balanced Portfolio

Below Investment Grade Segment (7.1%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	280,000	248
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	1,535,000	1,647
Energy Transfer Equity LP, 7.50%, 10/15/20	355,000	388
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21 144A	235,000	229
Gibson Energy, Inc., 6.75%, 7/15/21 144A	230,000	229
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	185,000	191
Inergy Midstream LP/NRGM Finance Corp., 6.00%, 12/15/20 144A	160,000	154
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	910,000	955
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	218,000	225
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	145,000	153
NGPL PipeCo LLC, 9.625%, 6/1/19 144A	115,000	119
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/1/23 144A	155,000	140
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 144A	390,000	378
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23 144A	295,000	279
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 144A	1,210,000	1,080
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	165,000	173
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20 144A	145,000	143

Total		10,410

Real Estate Investment Trusts (0.1%)
DuPont Fabros Technology LP, 8.50%, 12/15/17	70,000	74
Extra Space Storage LP, 2.375%, 7/1/33 144A	275,000	264
IAS Operating Partnership LP, 5.00%, 3/15/18 144A	225,000	211
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	250,000	262
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	235,000	249
Pennymac Corp., 5.375%, 5/1/20 144A	305,000	292

Total		1,352

Services (0.1%)
Clean Harbors, Inc., 5.125%, 6/1/21	100,000	101
Clean Harbors, Inc., 5.25%, 8/1/20	190,000	193
The Geo Group, Inc., 6.625%, 2/15/21	220,000	231
Mobile Mini, Inc., 7.875%, 12/1/20	485,000	521
QVC, Inc., 5.125%, 7/2/22	105,000	106
QVC, Inc., 7.375%, 10/15/20 144A	195,000	212
Service Corp. International, 4.50%, 11/15/20	120,000	115
Service Corp. International, 5.375%, 1/15/22 144A	75,000	75
Service Corp. International, 7.00%, 5/15/19	205,000	217

Below Investment Grade Segment (7.1%)	Shares/ $ Par	Value $ (000’s)

Services continued
Service Corp. International, 8.00%, 11/15/21	110,000	126

Total		1,897

Technology (0.4%)
Amkor Technology, Inc., 6.375%, 10/1/22	165,000	162
Amkor Technology, Inc., 6.625%, 6/1/21	280,000	276
Audatex North America, Inc., 6.00%, 6/15/21 144A	1,680,000	1,684
Equinix, Inc., 4.875%, 4/1/20	245,000	240
Equinix, Inc., 5.375%, 4/1/23	725,000	711
Equinix, Inc., 7.00%, 7/15/21	245,000	266
First Data Corp., 6.75%, 11/1/20 144A	305,000	310
First Data Corp., 7.375%, 6/15/19 144A	400,000	411
First Data Corp., 8.25%, 1/15/21 144A	170,000	173
First Data Corp., 11.75%, 8/15/21 144A	530,000	477
Freescale Semiconductor, Inc., 5.00%, 5/15/21 144A	520,000	494
Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	155,000	168
Iron Mountain, Inc., 7.75%, 10/1/19	255,000	274
Iron Mountain, Inc., 8.375%, 8/15/21	50,000	53
NCR Corp., 4.625%, 2/15/21	580,000	554
NCR Corp., 5.00%, 7/15/22	85,000	82
Seagate HDD Cayman, 4.75%, 6/1/23 144A	1,675,000	1,562
SunGard Data Systems, Inc., 7.375%, 11/15/18	380,000	401
SunGard Data Systems, Inc., 7.625%, 11/15/20	240,000	255
Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	290,000	321

Total		8,874

Telecommunications (0.7%)
CenturyLink, Inc., 5.625%, 4/1/20	450,000	455
CenturyLink, Inc., 6.45%, 6/15/21	1,385,000	1,444
Cincinnati Bell, Inc., 8.25%, 10/15/17	435,000	453
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	195,000	214
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	195,000	207
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	275,000	375
Cricket Communications, Inc., 7.75%, 10/15/20	540,000	518
Crown Castle International Corp., 5.25%, 1/15/23	270,000	259
Digicel Group, Ltd., 8.25%, 9/30/20 144A	135,000	140
Digicel, Ltd., 6.00%, 4/15/21 144A	300,000	284
Frontier Communications Corp., 8.125%, 10/1/18	105,000	115
Frontier Communications Corp., 8.25%, 4/15/17	175,000	197
Frontier Communications Corp., 8.50%, 4/15/20	385,000	424
Frontier Communications Corp., 8.75%, 4/15/22	160,000	174
Frontier Communications Corp., 9.25%, 7/1/21	230,000	263
GCI, Inc., 8.625%, 11/15/19	555,000	569
MetroPCS Wireless, Inc., 6.25%, 4/1/21 144A	650,000	661
MetroPCS Wireless, Inc., 6.625%, 11/15/20	245,000	254

The Accompanying Notes are an Integral Part of the Financial Statements.

158	Balanced Portfolio

Balanced Portfolio

	Below Investment Grade Segment (7.1%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	MetroPCS Wireless, Inc., 6.625%, 4/1/23 144A	430,000	438
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	545,000	580
	NII Capital Corp., 7.625%, 4/1/21	475,000	369
	NII Capital Corp., 8.875%, 12/15/19	905,000	765
	NII International Telecom Sarl, 7.875%, 8/15/19 144A	290,000	275
	NII International Telecom Sarl, 11.375%, 8/15/19 144A	140,000	150
	SBA Communications Corp., 5.625%, 10/1/19 144A	250,000	248
	SBA Telecommunications, Inc., 5.75%, 7/15/20 144A	200,000	201
	SBA Telecommunications, Inc., 8.25%, 8/15/19	150,000	162
	Sprint Capital Corp., 6.90%, 5/1/19	330,000	343
	Sprint Nextel Corp., 6.00%, 12/1/16	200,000	211
	Sprint Nextel Corp., 6.00%, 11/15/22	435,000	426
	Sprint Nextel Corp., 7.00%, 3/1/20 144A	225,000	243
	Sprint Nextel Corp., 7.00%, 8/15/20	700,000	735
	Sprint Nextel Corp., 8.375%, 8/15/17	575,000	645
	Sprint Nextel Corp., 9.00%, 11/15/18 144A	540,000	632
	Sprint Nextel Corp., 9.125%, 3/1/17	225,000	259
	Sprint Nextel Corp., 11.50%, 11/15/21	295,000	392
	tw telecom holdings, Inc., 5.375%, 10/1/22	140,000	139
	Wind Acquisition Finance SA, 6.50%, 4/30/20 144A	390,000	387
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	620,201	625
	Windstream Corp., 6.375%, 8/1/23	265,000	248
	Windstream Corp., 7.00%, 3/15/19	215,000	216
	Windstream Corp., 7.75%, 10/15/20	540,000	559
	Windstream Corp., 7.875%, 11/1/17	225,000	247

	Total		16,501

	Transportation (0.0%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	295,000	303
	HDTFS, Inc., 6.25%, 10/15/22	60,000	63
	The Hertz Corp., 4.25%, 4/1/18 144A	60,000	58
	The Hertz Corp., 5.875%, 10/15/20	105,000	108

	Total		532

	Total Below Investment Grade Segment
	(Cost: $160,143)		161,553

	Investment Companies (11.5%)

	Investment Companies (11.5%)
	iShares Barclays MBS Bond Fund	236,457	24,882
	iShares iBoxx Investment Grade Corp. Bond Fund	16,700	1,898
	iShares MSCI EAFE Index Fund	202,700	11,631
	iShares MSCI Emerging Markets Index	100,100	3,861
	iShares MSCI South Korea Index Fund	16,700	888
	iShares Russell 2000 Index Fund	108,420	10,534

	Investment Companies (11.5%)	Shares/ $ Par	Value $ (000’s)

	Investment Companies continued
	iShares Russell Midcap Index Fund	41,662	5,412
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	4,984,386	4,750
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	26,381,905	48,464
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	128,571,137	110,828
	SPDR S&P Biotech ETF	23,350	2,435
	SPDR S&P MidCap 400 ETF Trust	105,473	22,189
	Vanguard Emerging Markets	130,350	5,055
	Vanguard MSCI EAFE	201,415	7,172

	Total Investment Companies
	(Cost: $228,642)		259,999

	Foreign Bonds (0.0%)

	Governments (0.0%)
(f)	Federative Republic of Brazil, 8.50%, 1/5/24	1,855,000	769

	Total Foreign Bonds
	(Cost: $990)		769

	Short-Term Investments (15.9%)

	Commercial Paper (15.7%)
	Alpine Securitization, 0.14%, 7/24/13	15,000,000	14,998
	American Electric Power, 0.25%, 7/11/13	8,000,000	7,999
	American Electric Power, 0.29%, 7/2/13	12,000,000	12,000
	American Honda Finance, 0.11%, 8/6/13	10,000,000	9,999
	American Honda Finance, 0.12%, 7/22/13	10,000,000	9,999
	Atlantic Asset Securitization LLC, 0.10%, 7/1/13	4,800,000	4,800
	Bank Of America Na, 0.19%, 7/17/13	10,000,000	10,000
	Bank Of America Na, 0.19%, 7/30/13	10,000,000	10,000
	Duke Energy Corp., 0.25%, 7/10/13	5,000,000	5,000
	Duke Energy Corp., 0.26%, 7/8/13	10,000,000	9,999
	Duke Energy Corp., 0.26%, 7/9/13	5,000,000	5,000
	E. I. Dupont De Nemours, 0.07%, 7/23/13	15,000,000	14,999
	Emerson Electric Co., 0.11%, 7/24/13	10,000,000	9,999
	Federal Home Loan Bank Disc Corp., 0.05%, 7/31/13	10,000,000	10,000
	Federal Home Loan Bank Disc Corp., 0.09%, 9/20/13	10,000,000	9,999

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	159

Balanced Portfolio

	Short-Term Investments (15.9%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued
	Federal National Mortgage Association, 0.07%, 8/22/13	10,000,000	9,999
	General Electric Capital Corp., 1.002%, 4/24/14	10,000,000	10,054
	Google, Inc., 0.08%, 7/10/13	10,000,000	10,000
	Google, Inc., 0.10%, 9/12/13	5,300,000	5,298
	Govco LLC, 0.17%, 7/2/13	10,000,000	10,000
	Govco LLC, 0.17%, 7/17/13	10,000,000	9,999
	John Deere Bank SA, 0.09%, 7/17/13	10,000,000	10,000
	John Deere Canada Ulc, 0.09%, 7/12/13	10,000,000	10,000
	Johnson Controls, 0.23%, 7/2/13	5,000,000	5,000
	Jupiter Sec Co. LLC, 0.16%, 9/19/13	4,350,000	4,347
	Kellogg Co., 0.16%, 7/1/13	10,000,000	10,000
	Old Line Funding LLC, 0.17%, 8/8/13	10,000,000	9,998
	Pepsico, Inc., 0.06%, 7/25/13	10,000,000	10,000
(b)	Public Service El & Gas, 0.18%, 7/1/13	11,500,000	11,500
(b)	Roche Holdings, Inc., 0.10%, 7/16/13	10,000,000	10,000
(b)	Sheffield Receivables, 0.14%, 7/19/13	6,300,000	6,300
(b)	Sheffield Receivables, 0.15%, 7/5/13	5,000,000	5,000
(b)	Sheffield Receivables, 0.19%, 9/16/13	8,000,000	7,996

	Short-Term Investments (15.9%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued
(b)	Toronto Dominion Hdg USA, 0.16%, 7/15/13	20,000,000	19,999
(b)	Toyota Motor Credit Corp., 0.15%, 7/11/13	10,000,000	10,000
(b)	Wal-mart Stores, 0.09%, 8/26/13	20,000,000	19,997
(b)	Xcel Energy, Inc., 0.22%, 7/11/13	4,000,000	4,000

	Total		354,278

	Others (0.2%)
(k)	Bank of Nova Scotia/Houston, 0.723%, 10/18/13	5,000,000	5,008

	Total		5,008

	Total Short-Term Investments
	(Cost: $359,229)		359,286

	Total Investments (104.8%)
	(Cost: $2,217,290)(a)		2,376,252

	Other Assets, Less Liabilities (-4.8%)		(108,769)

	Net Assets (100.0%)		2,267,483

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013 the value of these securities (in thousands) was $105,951 representing 4.7% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $2,217,290 and the net unrealized appreciation of investments based on that cost was $158,962 which is comprised of $187,394 aggregate gross unrealized appreciation and $28,432 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

160	Balanced Portfolio

Balanced Portfolio

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2013, $89,496)	1,088	9/13	$(2,496)
US Five Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2013, $34,853)	286	9/13	(235)
US Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2013, $31,561)	226	9/13	860
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2013, $21,180)	166	9/13	170
US Two Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2013, $2,202)	10	9/13	(2)

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(f)	Foreign Bond — par value is foreign denominated

— Federative Republic — Brazilian Real

(g)	All or portion of the securities have been loaned. See Note 4G in the Notes to Financial Statements.

(h)	Forward foreign currency contracts outstanding on June 30, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	BRL	1,500	11/13	$73	$-	$73

					$73	$-	$73

BRL — Brazilian Real

(j)	Swap agreements outstanding on June 30, 2013.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
MSCI Daily Net EAFE Index Total Return	Credit Suisse International	3-Month USD LIBOR - 15 Basis Points (Bps)	MSCI Daily Net EAFE Index Total Return	8/13	42,827	$(2,918)
Russell 2000 Growth Index Total Return	J.P. Morgan Chase London	Russell 2000 Growth Index Total Return	1-Month USD LIBOR - 51 Bps	8/13	27,375	270
Russell 2000 Value Index Total Return	J.P. Morgan Chase London	1-Month USD LIBOR - 34 Bps	Russell 2000 Value Index Total Return	8/13	26,794	(203)
Russell Midcap Growth Index Total Return	J.P. Morgan Chase London	Russell Midcap Growth Index Total Return	3-Month USD LIBOR +15 Bps	8/13	77,589	1,166
Russell Midcap Index Total Return	Credit Suisse International	3-Month USD LIBOR - 15 Bps	Russell Midcap Index Total Return	8/13	12,352	(148)
Russell Midcap Value Index Total Return	J.P. Morgan Chase London	3-Month USD LIBOR +24 Bps	Russell Midcap Value Index Total Return	8/13	77,134	(1,183)

						$(3,016)

(k)	Cash or securities with an aggregate value of $5,008 (in thousands) has been pledged as collateral for swap contracts outstanding on June 30, 2013.

(n)	Security valued in good faith by the Board of Directors.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio	161

Balanced Portfolio

(o)	Short sales outstanding on June 30, 2013.

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	3.50%	7/43	$4,625	$4,637	$4,695

(q)	Affiliated Company

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$675,241	$-	$65
Preferred Stocks	1,465	340	-
Government & Agency Bonds	-	342,167	-
Foreign Bonds	-	-	769
Municipal Bonds	-	21,245	-
Corporate Bonds	-	379,517	-
Structured Products	-	332,579	3,579
Investment Companies	259,999	-	-
Short-Term Investments	-	359,286	-
Other Financial Instruments^
Futures	1,030	-	-
Forward Currency Contracts	-	73	-
Total Return Swaps	-	1,436	-
Liabilities:
Other Financial Instruments^
Futures	(2,733)	-	-
Short Sales	-	(4,695)	-
Total Return Swaps	-	(4,452)	-
Total	$935,002	$1,427,496	$4,413

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

162	Balanced Portfolio

Asset Allocation Portfolio

Sector Allocation 6/30/13

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio may obtain its exposure to domestic and foreign equity securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a signifcant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio, and changes in the value of that Underlying Portfolio may have a signficant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser’s view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Asset Allocation Portfolio	163

Asset Allocation Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013*

Actual	$1,000.00	$1,060.07	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.71

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

164	Asset Allocation Portfolio

Asset Allocation Portfolio

Schedule of Investments

June 30, 2013 (unaudited)

	Domestic Common Stocks and Warrants (40.4%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (28.1%)

	Consumer Discretionary (3.2%)
	Comcast Corp. - Class A	23,125	968
*	Dollar General Corp.	10,150	512
	Las Vegas Sands Corp.	9,725	515
	Lowe’s Cos., Inc.	13,100	536
	Macy’s, Inc.	21,344	1,025
	News Corp. - Class A	39,675	1,293
	Starbucks Corp.	10,500	688
	Target Corp.	11,475	790
	Time Warner Cable, Inc.	3,700	416
	Viacom, Inc. - Class B	15,975	1,087

	Total		7,830

	Consumer Staples (2.5%)
	Beam, Inc.	11,623	734
	Costco Wholesale Corp.	3,775	417
	CVS Caremark Corp.	20,230	1,157
	The Estee Lauder Cos., Inc. - Class A	6,450	424
	Mead Johnson Nutrition Co.	11,209	888
	PepsiCo, Inc.	11,575	947
	Philip Morris International, Inc.	16,025	1,388

	Total		5,955

	Energy (3.4%)
	Anadarko Petroleum Corp.	7,950	683
	BP PLC, ADR	14,375	600
	Chevron Corp.	15,050	1,781
	Exxon Mobil Corp.	19,650	1,775
	National Oilwell Varco, Inc.	5,825	401
	Occidental Petroleum Corp.	9,175	819
	Schlumberger, Ltd.	14,300	1,025
*	Weatherford International, Ltd.	56,780	778
*	Whiting Petroleum Corp.	9,300	429

	Total		8,291

	Financials (4.7%)
	American Express Co.	15,100	1,129
	American Tower Corp.	11,750	860
	BlackRock, Inc.	2,275	584
	Citigroup, Inc.	34,050	1,633
	The Goldman Sachs Group, Inc.	5,125	775
	Invesco, Ltd.	25,475	810
	JPMorgan Chase & Co.	39,150	2,067
	MetLife, Inc.	17,525	802
	PNC Financial Services Group, Inc.	10,000	729
	Validus Holdings, Ltd.	12,500	451
	Wells Fargo & Co.	35,075	1,448

	Total		11,288

	Domestic Common Stocks and Warrants (40.4%)	Shares/ $ Par	Value $ (000’s)

	Health Care (4.0%)
	Abbott Laboratories	16,625	580
	AbbVie, Inc.	6,925	286
*	Actavis, Inc.	3,750	473
	AmerisourceBergen Corp.	16,433	917
*	Biogen Idec, Inc.	2,475	533
*	Celgene Corp.	3,200	374
	Covidien PLC	5,100	321
	Eli Lilly and Co.	6,275	308
*	Express Scripts Holding Co.	7,164	442
*	Gilead Sciences, Inc.	13,325	682
	Johnson & Johnson	22,100	1,898
	Perrigo Co.	4,975	602
	Pfizer, Inc.	46,450	1,301
	UnitedHealth Group, Inc.	13,575	889

	Total		9,606

	Industrials (3.3%)
	The Boeing Co.	11,025	1,129
	Cummins, Inc.	5,552	602
	Danaher Corp.	11,725	742
	FedEx Corp.	11,765	1,160
	General Electric Co.	57,625	1,336
	Precision Castparts Corp.	3,643	823
	SPX Corp.	4,550	328
	Union Pacific Corp.	4,800	741
	United Technologies Corp.	11,325	1,053

	Total		7,914

	Information Technology (5.0%)
	Apple, Inc.	4,800	1,901
	Broadcom Corp. - Class A	12,450	420
*	Cognizant Technology Solutions Corp. - Class A	5,525	346
*	eBay, Inc.	8,450	437
	EMC Corp.	21,025	497
*	Google, Inc. - Class A	1,300	1,145
	Intel Corp.	40,150	972
	International Business Machines Corp.	7,075	1,352
	Microsoft Corp.	59,250	2,046
	Oracle Corp.	29,000	891
	Qualcomm, Inc.	13,625	832
	Visa, Inc. - Class A	4,525	827
*	Yahoo!, Inc.	19,950	501

	Total		12,167

	Materials (0.9%)
	BHP Billiton, Ltd., ADR	6,500	375
	Celanese Corp.	7,650	343
	CF Industries Holdings, Inc.	2,626	450
	Monsanto Co.	9,500	938

	Total		2,106

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	165

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (40.4%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (0.5%)
	AT&T, Inc.	26,975	955
	Vodafone Group PLC, ADR	11,225	323

	Total		1,278

	Utilities (0.6%)
	American Water Works Co., Inc.	33,650	1,387

	Total		1,387

	Total Large Cap Common Stocks		67,822

	Mid Cap Common Stocks (8.5%)

	Consumer Discretionary (2.2%)
*	Bed Bath & Beyond, Inc.	3,453	245
*	BorgWarner, Inc.	5,102	440
	Chico’s FAS, Inc.	15,235	260
*	Chipotle Mexican Grill, Inc.	300	109
	Dick’s Sporting Goods, Inc.	14,150	708
*	Discovery Communications, Inc. - Class A	1,300	100
	The Gap, Inc.	3,800	159
*	Liberty Global PLC - Class A	5,100	378
*	LKQ Corp.	13,308	343
	Marriott International, Inc. - Class A	3,893	157
	Mattel, Inc.	4,700	213
*	O’Reilly Automotive, Inc.	3,567	402
*	Penn National Gaming, Inc.	3,641	192
	Polaris Industries, Inc.	8,404	798
	Ralph Lauren Corp.	800	139
	Ross Stores, Inc.	4,665	302
	Scripps Networks Interactive - Class A	2,200	147
	Starwood Hotels & Resorts Worldwide, Inc.	1,500	95
	Wynn Resorts, Ltd.	800	102

	Total		5,289

	Consumer Staples (0.6%)
	Church & Dwight Co., Inc.	16,974	1,048
	The J.M. Smucker Co.	1,600	165
	McCormick & Co., Inc.	2,687	189

	Total		1,402

	Energy (0.5%)
*	Cameron International Corp.	1,628	100
*	Concho Resources, Inc.	3,174	266
*	FMC Technologies, Inc.	4,601	256
	Noble Energy, Inc.	4,644	279
*	Southwestern Energy Co.	3,162	115
*	Superior Energy Services, Inc.	4,000	104

	Total		1,120

	Financials (0.7%)
*	CBRE Group, Inc.	12,840	300
	Corrections Corp. of America	13,443	455
*	IntercontinentalExchange, Inc.	1,352	241
	Lazard, Ltd. - Class A	3,586	115

	Domestic Common Stocks and Warrants (40.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Moody’s Corp.	5,400	329
	Raymond James Financial, Inc.	5,870	252
	T. Rowe Price Group, Inc.	1,700	125

	Total		1,817

	Health Care (0.8%)
	Agilent Technologies, Inc.	3,200	137
*	Alexion Pharmaceuticals, Inc.	1,500	138
*	Catamaran Corp.	3,700	180
*	Cerner Corp.	2,728	262
*	DaVita HealthCare Partners, Inc.	2,339	283
*	IDEXX Laboratories, Inc.	2,598	233
*	Mettler-Toledo International, Inc.	1,198	241
*	Mylan, Inc.	3,200	99
*	Regeneron Pharmaceuticals, Inc.	600	135
*	Vertex Pharmaceuticals, Inc.	1,797	144

	Total		1,852

	Industrials (1.5%)
*	B/E Aerospace, Inc.	6,464	408
	Dover Corp.	2,981	232
	Fluor Corp.	1,150	68
	Fortune Brands Home & Security, Inc.	6,100	236
	Graco, Inc.	6,681	422
	Ingersoll-Rand PLC	2,500	139
	Kansas City Southern	2,663	282
	Knight Transportation, Inc.	10,954	184
	MSC Industrial Direct Co., Inc. - Class A	2,342	181
*	Owens Corning, Inc.	5,354	209
	Regal-Beloit Corp.	2,153	140
	Robert Half International, Inc.	9,809	326
	Rockwell Collins, Inc.	2,400	152
	Roper Industries, Inc.	1,801	224
*	WESCO International, Inc.	5,381	366

	Total		3,569

	Information Technology (1.6%)
*	Alliance Data Systems Corp.	2,501	453
	Amphenol Corp. - Class A	2,352	183
*	Aruba Networks, Inc.	5,000	77
	Avago Technologies, Ltd.	19,006	710
*	Citrix Systems, Inc.	2,749	166
*	F5 Networks, Inc.	2,314	159
*	Fortinet, Inc.	14,894	261
	Global Payments, Inc.	6,725	312
*	Informatica Corp.	4,500	157
	Intuit, Inc.	1,700	104
	Maxim Integrated Products, Inc.	4,800	133
*	NetApp, Inc.	3,400	129
*	NetSuite, Inc.	900	83
*	Red Hat, Inc.	2,500	120
*	ServiceNow, Inc.	1,465	59
	Symantec Corp.	4,900	110
*	Teradata Corp.	3,150	158
*	VeriFone Systems, Inc.	4,002	67

The Accompanying Notes are an Integral Part of the Financial Statements.

166	Asset Allocation Portfolio

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (40.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Western Digital Corp.	1,600	99
	Xilinx, Inc.	5,200	206
*	Zebra Technologies Corp. - Class A	4,284	186

	Total		3,932

	Materials (0.3%)
	Airgas, Inc.	2,282	218
	Ball Corp.	2,800	116
*	Crown Holdings, Inc.	2,350	96
	PPG Industries, Inc.	1,890	277
	Westlake Chemical Corp.	1,389	134

	Total		841

	Telecommunication Services (0.3%)
*	SBA Communications Corp. - Class A	8,329	617

	Total		617

	Total Mid Cap Common Stocks		20,439

	Small Cap Common Stocks (3.8%)

	Consumer Discretionary (0.5%)
*	Bally Technologies, Inc.	2,250	127
*	Chuy’s Holdings, Inc.	1,950	75
*	G-III Apparel Group, Ltd.	1,850	89
*	Grand Canyon Education, Inc.	4,150	134
	Guess?, Inc.	3,600	112
*	Lions Gate Entertainment Corp.	2,300	63
	Monro Muffler Brake, Inc.	1,550	74
	Movado Group, Inc.	1,850	62
	Penske Automotive Group, Inc.	4,350	133
*	SHFL Entertainment, Inc.	4,500	80
	Stage Stores, Inc.	4,500	106
*	Steven Madden, Ltd.	1,600	77

	Total		1,132

	Consumer Staples (0.2%)
	The Andersons, Inc.	1,400	75
	B&G Foods, Inc.	2,700	92
*	Elizabeth Arden, Inc.	2,250	101
*	United Natural Foods, Inc.	2,000	108

	Total		376

	Energy (0.3%)
*	Approach Resources, Inc.	2,700	66
	CARBO Ceramics, Inc.	850	57
*	Dril-Quip, Inc.	1,200	108
	EXCO Resources, Inc.	6,600	50
*	Gulfport Energy Corp.	1,500	71
*	Hornbeck Offshore Services, Inc.	1,750	94
*	Kodiak Oil & Gas Corp.	8,850	79
*	Rosetta Resources, Inc.	1,550	66

	Total		591

	Domestic Common Stocks and Warrants (40.4%)	Shares/ $ Par	Value $ (000’s)

	Financials (0.4%)
	Boston Private Financial Holdings, Inc.	10,750	114
	CyrusOne, Inc.	3,800	79
	East West Bancorp, Inc.	5,250	144
	Education Realty Trust, Inc.	7,150	73
	Greenhill & Co., Inc.	2,200	101
	Healthcare Realty Trust, Inc.	2,950	75
	Healthcare Trust of America, Inc. - Class A	6,750	76
	Hercules Technology Growth Capital, Inc.	11,616	162
	Retail Opportunity Investments Corp.	7,750	108
*	Stifel Financial Corp.	3,450	123

	Total		1,055

	Health Care (0.7%)
	Air Methods Corp.	2,700	91
*	Akorn, Inc.	5,400	73
*	Centene Corp.	2,700	142
	Computer Programs and Systems, Inc.	1,750	86
*	Cubist Pharmaceuticals, Inc.	2,375	115
*	DexCom, Inc.	3,009	67
*	Endologix, Inc.	6,838	91
*	Exact Sciences Corp.	7,750	108
*	Fluidigm Corp.	3,550	62
*	MWI Veterinary Supply, Inc.	800	99
*	Neogen Corp.	2,250	125
*	NxStage Medical, Inc.	5,600	80
*	Omnicell, Inc.	5,602	115
	Owens & Minor, Inc.	3,700	125
*	Pharmacyclics, Inc.	1,250	99
*	Team Health Holdings, Inc.	2,400	99
	U.S. Physical Therapy, Inc.	3,750	104
	Universal Health Services, Inc. - Class B	1,200	80

	Total		1,761

	Industrials (0.8%)
	Actuant Corp. - Class A	3,550	117
*	The Advisory Board Co.	1,900	104
*	Beacon Roofing Supply, Inc.	1,850	70
	Celadon Group, Inc.	6,100	111
*	Chart Industries, Inc.	847	80
*	DXP Enterprises, Inc.	1,650	110
*	Genesee & Wyoming, Inc. - Class A	850	72
*	Heritage-Crystal Clean, Inc.	3,625	53
*	Hexcel Corp.	3,750	128
*	Huron Consulting Group, Inc.	3,000	139
*	The KEYW Holding Corp.	3,928	52
	Lindsay Corp.	1,150	86
	The Manitowoc Co., Inc.	3,600	65
*	Mistras Group, Inc.	3,400	60
*	NCI Building Systems, Inc.	3,550	54
*	Oshkosh Corp.	2,750	104
*	Performant Financial Corp.	4,150	48

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	167

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (40.4%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Snap-on, Inc.	1,525	136
	Sun Hydraulics Corp.	2,500	78
	TransDigm Group, Inc.	675	106
	Triumph Group, Inc.	750	59
	Valmont Industries, Inc.	900	129

	Total		1,961

	Information Technology (0.8%)
*	Aspen Technology, Inc.	3,800	109
*	BroadSoft, Inc.	4,100	113
*	Calix, Inc.	6,675	67
*	Cardtronics, Inc.	3,200	88
*	Cavium, Inc.	2,350	83
*	Cornerstone OnDemand, Inc.	2,300	100
*	Diodes, Inc.	4,050	105
*	EZchip Semiconductor, Ltd.	3,350	90
	FEI Co.	1,200	88
*	Finisar Corp.	4,300	73
*	InterXion Holding NV	4,350	114
	MKS Instruments, Inc.	3,300	88
*	Proofpoint, Inc.	3,550	86
*	PTC, Inc.	2,850	70
*	Skyworks Solutions, Inc.	4,750	104
*	SPS Commerce, Inc.	3,000	165
*	Synchronoss Technologies, Inc.	4,300	133
*	Tangoe, Inc.	9,700	150
*	TIBCO Software, Inc.	3,500	75
*	The Ultimate Software Group, Inc.	1,150	135

	Total		2,036

	Materials (0.1%)
	American Vanguard Corp.	2,050	48
	Balchem Corp.	3,050	136
(n),*	NewPage Group, Inc.	220	21

	Total		205

	Telecommunication Services (0.0%)
*	tw telecom, Inc.	2,000	56

	Total		56

	Total Small Cap Common Stocks		9,173

	Total Domestic Common Stocks and Warrants
	(Cost: $79,700)		97,434

	Preferred Stocks (0.1%)

	Chemicals (0.0%)
	Thompson Creek Metals Co., 6.50%, 5/15/15	445	7

	Total		7

	Energy (0.0%)
	SandRidge Energy, Inc., 8.50%, 12/31/49	400	38

	Total		38

Preferred Stocks (0.1%)	Shares/ $ Par	Value $ (000’s)

Financials (0.1%)
Ally Financial, Inc., 7.00%, 8/9/13 144A	91	87
Ally Financial, Inc., 8.50%, 5/15/16	4,589	119
GMAC Capital Trust I, 8.125%, 2/15/40	1,703	44

Total		250

Total Preferred Stocks
(Cost: $267)		295

Investment Grade Segment (6.0%)

Aerospace & Defense (0.1%)
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	15,000	17
Boeing Capital Corp., 2.125%, 8/15/16	35,000	36
General Dynamics Corp., 2.25%, 11/15/22	50,000	45
L-3 Communications Corp., 5.20%, 10/15/19	45,000	49
Lockheed Martin Corp., 3.35%, 9/15/21	10,000	10
Northrop Grumman Corp., 4.75%, 6/1/43	40,000	38

Total		195

Autos & Vehicle Parts (0.2%)
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	5,000	5
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	40,000	41
Ford Motor Co., 7.45%, 7/16/31	40,000	48
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	20,000	19
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	45,000	45
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	35,000	37
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	45,000	49
PACCAR, Inc., 6.875%, 2/15/14	10,000	10
Toyota Motor Credit Corp., 1.75%, 5/22/17	70,000	70
Toyota Motor Credit Corp., 3.30%, 1/12/22	75,000	74
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	45,000	47

Total		445

Banking (1.0%)
American Express Co., 6.15%, 8/28/17	35,000	41
American Express Credit Corp., 5.125%, 8/25/14	10,000	10
Bank of America Corp., 3.30%, 1/11/23	105,000	99
Bank of America Corp., 3.625%, 3/17/16	35,000	37
Bank of America Corp., 3.75%, 7/12/16	10,000	11
Bank of America Corp., 5.75%, 12/1/17	20,000	22
Bank of Montreal, 2.55%, 11/6/22	35,000	32
The Bank of New York Mellon Corp., 3.55%, 9/23/21	80,000	82
Bank of Nova Scotia, 1.375%, 12/18/17	40,000	39
Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	20,000	19
Citigroup, Inc., 3.375%, 3/1/23	85,000	81
Citigroup, Inc., 3.50%, 5/15/23	90,000	81
Citigroup, Inc., 3.953%, 6/15/16	200,000	211
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	15,000	15
Cooperative Centrale Raiffeisen-Boerenleenbank BA of Netherlands, 4.50%, 1/11/21	15,000	16

The Accompanying Notes are an Integral Part of the Financial Statements.

168	Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (6.0%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Credit Suisse of New York, 5.50%, 5/1/14	125,000	130
Fifth Third Bank, 4.75%, 2/1/15	45,000	47
The Goldman Sachs Group, Inc., 3.625%, 1/22/23	85,000	81
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	65,000	73
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	50,000	56
HSBC Holdings PLC, 5.10%, 4/5/21	35,000	38
JPMorgan Chase & Co., 3.15%, 7/5/16	225,000	234
JPMorgan Chase & Co., 3.20%, 1/25/23	85,000	81
JPMorgan Chase & Co., 6.00%, 1/15/18	30,000	34
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	20,000	21
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	120,000	136
Morgan Stanley, 1.75%, 2/25/16	45,000	45
Morgan Stanley, 3.75%, 2/25/23	100,000	96
Morgan Stanley, 3.80%, 4/29/16	50,000	52
Morgan Stanley, 4.10%, 5/22/23	65,000	60
Morgan Stanley, 4.75%, 3/22/17	70,000	74
State Street Corp., 2.875%, 3/7/16	25,000	26
SunTrust Banks, Inc., 6.00%, 9/11/17	25,000	29
U.S. Bancorp, 3.442%, 2/1/16	45,000	47
Wachovia Corp., 5.75%, 2/1/18	5,000	6
Wells Fargo & Co., 1.50%, 1/16/18	70,000	68
Wells Fargo & Co., 3.45%, 2/13/23	25,000	24
Wells Fargo & Co., 4.60%, 4/1/21	45,000	49

Total		2,303

Basic Materials (0.1%)
Georgia-Pacific LLC, 3.734%, 7/15/23 144A	100,000	97
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	65,000	73
Georgia-Pacific LLC, 7.75%, 11/15/29	5,000	6

Total		176

Capital Goods (0.1%)
Caterpillar, Inc., 3.803%, 8/15/42	85,000	74
John Deere Capital Corp., 0.70%, 9/4/15	40,000	40
John Deere Capital Corp., 1.20%, 10/10/17	25,000	24
John Deere Capital Corp., 2.25%, 4/17/19	30,000	30
John Deere Capital Corp., 2.80%, 1/27/23	40,000	38

Total		206

Chemicals (0.1%)
Agrium, Inc., 3.15%, 10/1/22	20,000	19
Agrium, Inc., 4.90%, 6/1/43	85,000	81
Eastman Chemical Co., 7.25%, 1/15/24	5,000	6
LyondellBasell Industries NV, 5.00%, 4/15/19	15,000	16
LyondellBasell Industries NV, 5.75%, 4/15/24	40,000	44
LyondellBasell Industries NV, 6.00%, 11/15/21	15,000	17
Praxair, Inc., 3.55%, 11/7/42	40,000	34

Total		217

Conglomerate & Diversified Manufacturing (0.1%)
Eaton Corp., 2.75%, 11/2/22 144A	115,000	107
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/19 144A	10,000	10
Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23 144A	10,000	10
Roper Industries, Inc., 3.125%, 11/15/22	40,000	38
United Technologies Corp., 3.10%, 6/1/22	25,000	25
United Technologies Corp., 4.50%, 6/1/42	30,000	29

Total		219

Investment Grade Segment (6.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing (0.4%)
Colgate-Palmolive Co., 2.10%, 5/1/23	50,000	45
Costco Wholesale Corp., 1.70%, 12/15/19	90,000	87
CVS Caremark Corp., 6.25%, 6/1/27	40,000	47
CVS Pass-Through Trust, 6.036%, 12/10/28	37,134	42
Delhaize Group SA, 4.125%, 4/10/19	55,000	57
Delhaize Group SA, 5.70%, 10/1/40	40,000	38
The Gap, Inc., 5.95%, 4/12/21	100,000	111
The Home Depot, Inc., 5.40%, 3/1/16	50,000	56
The Kroger Co., 7.50%, 4/1/31	40,000	48
Lorillard Tobacco Co., 3.75%, 5/20/23	80,000	74
Lowe’s Cos., Inc., 3.80%, 11/15/21	10,000	10
NIKE, Inc., 2.25%, 5/1/23	35,000	32
NIKE, Inc., 3.625%, 5/1/43	40,000	35
Nordstrom, Inc., 6.25%, 1/15/18	15,000	17
Nordstrom, Inc., 7.00%, 1/15/38	15,000	20
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	47
SC Johnson & Son, Inc., 4.00%, 5/15/43 144A	20,000	18
Target Corp., 6.50%, 10/15/37	15,000	19
TJX Cos., Inc., 2.50%, 5/15/23	20,000	19
Wal-Mart Stores, Inc., 2.80%, 4/15/16	20,000	21
Wal-Mart Stores, Inc., 3.25%, 10/25/20	35,000	36
Wal-Mart Stores, Inc., 3.625%, 7/8/20	15,000	16
Wal-Mart Stores, Inc., 4.875%, 7/8/40	30,000	31

Total		926

Electric Utilities (0.7%)
Alabama Power Co., 3.95%, 6/1/21	50,000	53
Ameren Corp., 8.875%, 5/15/14	15,000	16
Appalachian Power Co., 4.60%, 3/30/21	20,000	21
Arizona Public Service Co., 5.05%, 9/1/41	10,000	10
Arizona Public Service Co., 8.75%, 3/1/19	10,000	13
Bruce Mansfield Unit, 6.85%, 6/1/34	26,126	28
Carolina Power & Light Co., 2.80%, 5/15/22	35,000	34
Carolina Power & Light Co., 4.10%, 3/15/43	65,000	59
Carolina Power & Light Co., 5.15%, 4/1/15	25,000	27
CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	24
Commonwealth Edison Co., 4.00%, 8/1/20	25,000	27
Commonwealth Edison Co., 6.15%, 9/15/17	5,000	6
Connecticut Light & Power Co., 5.65%, 5/1/18	10,000	12
The Detroit Edison Co., 3.45%, 10/1/20	25,000	26
Dominion Resources, Inc., 1.40%, 9/15/17	45,000	44
DTE Energy Co., 6.375%, 4/15/33	5,000	6
Duke Energy Corp., 6.25%, 6/15/18	5,000	6
Duke Energy Indiana, Inc., 3.75%, 7/15/20	45,000	47
Entergy Corp., 5.125%, 9/15/20	20,000	21
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	56
Exelon Generation Co. LLC, 4.25%, 6/15/22	45,000	45
Exelon Generation Co. LLC, 6.20%, 10/1/17	30,000	34
FirstEnergy Corp., 4.25%, 3/15/23	140,000	130
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	7,195	7
Mississippi Power Co., 4.75%, 10/15/41	35,000	34
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	45,000	49
Nevada Power Co., 5.95%, 3/15/16	10,000	11
NextEra Energy Capital Holdings, Inc., 4.50%, 6/1/21	95,000	102
Northeast Utilities, 2.80%, 5/1/23	30,000	28
Northern States Power Co./MN, 2.60%, 5/15/23	45,000	42
NSTAR LLC, 4.50%, 11/15/19	10,000	11
NV Energy, Inc., 6.25%, 11/15/20	25,000	29
Ohio Edison Co., 6.875%, 7/15/36	5,000	6
Ohio Power Co., 5.375%, 10/1/21	25,000	29

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	169

Asset Allocation Portfolio

Investment Grade Segment (6.0%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Pacific Gas & Electric Co., 3.50%, 10/1/20	75,000	78
Pacific Gas & Electric Co., 5.625%, 11/30/17	10,000	12
PacifiCorp., 3.85%, 6/15/21	50,000	53
Peco Energy Co., 2.375%, 9/15/22	30,000	28
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	6
PPL Capital Funding, Inc., 4.20%, 6/15/22	25,000	25
PPL Capital Funding, Inc., 4.70%, 6/1/43	35,000	32
PPL Energy Supply LLC, 6.50%, 5/1/18	10,000	12
Public Service Co. of Colorado, 2.50%, 3/15/23	20,000	19
Public Service Co. of Colorado, 3.20%, 11/15/20	30,000	31
Public Service Co. of New Mexico, 5.35%, 10/1/21	25,000	27
Public Service Electric & Gas Co., 3.65%, 9/1/42	20,000	18
Puget Sound Energy, Inc., 6.274%, 3/15/37	30,000	37
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	12
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	18
Tampa Electric Co., 5.40%, 5/15/21	5,000	6
Union Electric Co., 3.90%, 9/15/42	25,000	23
Union Electric Co., 6.40%, 6/15/17	10,000	12
Union Electric Co., 6.70%, 2/1/19	10,000	12
Virginia Electric & Power Co., 3.45%, 9/1/22	40,000	40

Total		1,594

Energy (0.3%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	80,000	92
Apache Corp., 2.625%, 1/15/23	45,000	42
Apache Corp., 4.75%, 4/15/43	25,000	24
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	25,000	28
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	5
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	51
ConocoPhillips, 6.00%, 1/15/20	85,000	101
Devon Energy Corp., 1.875%, 5/15/17	25,000	25
Devon Energy Corp., 3.25%, 5/15/22	35,000	34
Encana Corp., 3.90%, 11/15/21	30,000	30
Ensco PLC, 4.70%, 3/15/21	35,000	37
EOG Resources, Inc., 4.40%, 6/1/20	15,000	16
Marathon Oil Corp., 6.60%, 10/1/37	10,000	12
Nabors Industries, Inc., 6.15%, 2/15/18	20,000	22
National Oilwell Varco, Inc., 1.35%, 12/1/17	10,000	10
National Oilwell Varco, Inc., 2.60%, 12/1/22	30,000	28
Noble Energy, Inc., 4.15%, 12/15/21	10,000	10
Noble Energy, Inc., 6.00%, 3/1/41	15,000	17
Occidental Petroleum Corp., 4.125%, 6/1/16	20,000	22
Petrohawk Energy Corp., 6.25%, 6/1/19	45,000	49
Sempra Energy, 2.30%, 4/1/17	45,000	46
Sempra Energy, 6.15%, 6/15/18	15,000	18
Talisman Energy, Inc., 3.75%, 2/1/21	45,000	45
Transocean, Inc., 6.375%, 12/15/21	35,000	39
Weatherford International, Ltd., 5.95%, 4/15/42	25,000	24

Total		827

Entertainment (0.0%)
Historic TW, Inc., 6.625%, 5/15/29	40,000	47
Historic TW, Inc., 6.875%, 6/15/18	10,000	12

Total		59

Investment Grade Segment (6.0%)	Shares/ $ Par	Value $ (000’s)

Finance (0.1%)
General Electric Capital Corp., 3.10%, 1/9/23	120,000	113
General Electric Capital Corp., 5.625%, 5/1/18	125,000	144

Total		257

Food & Beverage (0.4%)
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	15,000	17
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	65,000	61
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	70,000	103
Archer-Daniels-Midland Co., 4.479%, 3/1/21	10,000	11
Beam, Inc., 3.25%, 5/15/22	15,000	15
The Coca-Cola Co., 2.50%, 4/1/23	50,000	47
The Coca-Cola Co., 3.15%, 11/15/20	50,000	51
ConAgra Foods, Inc., 1.90%, 1/25/18	10,000	10
ConAgra Foods, Inc., 4.65%, 1/25/43	10,000	9
Diageo Capital PLC, 1.125%, 4/29/18	30,000	29
Diageo Capital PLC, 2.625%, 4/29/23	20,000	19
Diageo Capital PLC, 3.875%, 4/29/43	15,000	13
General Mills, Inc., 3.15%, 12/15/21	40,000	40
Heineken NV, 1.40%, 10/1/17 144A	20,000	19
Heineken NV, 2.75%, 4/1/23 144A	30,000	28
Heineken NV, 4.00%, 10/1/42 144A	5,000	4
Kellogg Co., 3.25%, 5/21/18	15,000	16
Kraft Foods Group, Inc., 2.25%, 6/5/17	10,000	10
Kraft Foods Group, Inc., 3.50%, 6/6/22	70,000	69
Kraft Foods Group, Inc., 5.375%, 2/10/20	62,000	70
Kraft Foods Group, Inc., 6.125%, 8/23/18	40,000	47
Mead Johnson Nutrition Co., 4.90%, 11/1/19	35,000	38
Mondelez International, Inc., 6.125%, 2/1/18	15,000	17
Mondelez International, Inc., 6.50%, 8/11/17	20,000	23
Mondelez International, Inc., 6.50%, 2/9/40	65,000	78
PepsiCo, Inc., 7.90%, 11/1/18	35,000	45
Pernod-Ricard SA, 5.75%, 4/7/21 144A	30,000	33
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	45,000	46

Total		968

Foreign Agencies (0.0%)
Pemex Project Funding Master Trust, 6.625%, 6/15/35	15,000	16
Statoil ASA, 2.45%, 1/17/23	65,000	60

Total		76

Gaming/Leisure/Lodging (0.0%)
Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	55,000	58

Total		58

Healthcare (0.1%)
Express Scripts Holding Co., 2.65%, 2/15/17	20,000	20
Express Scripts Holding Co., 3.125%, 5/15/16	25,000	26
Express Scripts Holding Co., 3.50%, 11/15/16	40,000	43
Express Scripts Holding Co., 3.90%, 2/15/22	10,000	10
McKesson Corp., 2.85%, 3/15/23	15,000	14
Medco Health Solutions, Inc., 7.125%, 3/15/18	25,000	30
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	15,000	15

Total		158

Insurance (0.1%)
Aetna, Inc., 1.50%, 11/15/17	5,000	5
Aetna, Inc., 2.75%, 11/15/22	15,000	14
American International Group, Inc., 4.875%, 6/1/22	35,000	37

The Accompanying Notes are an Integral Part of the Financial Statements.

170	Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (6.0%)	Shares/ $ Par	Value $ (000’s)

Insurance continued
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	45,000	44
Hartford Financial Services Group, Inc., 4.30%, 4/15/43	20,000	17
New York Life Global Funding, 2.45%, 7/14/16 144A	80,000	83
Prudential Financial, Inc., 5.375%, 6/21/20	19,000	21
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	5
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	20,000	24
UnitedHealth Group, Inc., 1.40%, 10/15/17	5,000	5
UnitedHealth Group, Inc., 2.75%, 2/15/23	5,000	5
UnitedHealth Group, Inc., 2.875%, 3/15/22	5,000	5
UnitedHealth Group, Inc., 3.95%, 10/15/42	5,000	4
UnitedHealth Group, Inc., 4.70%, 2/15/21	25,000	27
WellPoint, Inc., 3.125%, 5/15/22	10,000	10
WellPoint, Inc., 3.30%, 1/15/23	30,000	29
WellPoint, Inc., 3.70%, 8/15/21	5,000	5

Total		340

Investment Companies (0.0%)
The Royal Bank of Scotland PLC, 5.625%, 8/24/20	90,000	98

Total		98

Media (0.2%)
Comcast Corp., 2.85%, 1/15/23	85,000	81
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	160,000	154
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	5,000	5
Discovery Communications LLC, 5.05%, 6/1/20	25,000	28
NBCUniversal Media LLC, 2.875%, 4/1/16	35,000	36
NBCUniversal Media LLC, 6.40%, 4/30/40	15,000	18
News America, Inc., 6.90%, 8/15/39	10,000	12
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	68

Total		402

Metals & Mining (0.3%)
Barrick Gold Corp., 3.85%, 4/1/22	45,000	38
Barrick Gold Corp., 4.10%, 5/1/23 144A	35,000	29
Barrick North America Finance LLC, 4.40%, 5/30/21	10,000	9
Barrick North America Finance LLC, 5.75%, 5/1/43 144A	35,000	28
Barrick North America Finance LLC, 6.80%, 9/15/18	25,000	26
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43 144A	15,000	13
Goldcorp, Inc., 3.70%, 3/15/23	55,000	49
Newmont Mining Corp., 3.50%, 3/15/22	60,000	51
Newmont Mining Corp., 6.25%, 10/1/39	10,000	10
Plains Exploration & Production Co., 6.125%, 6/15/19	40,000	42
Plains Exploration & Production Co., 6.50%, 11/15/20	15,000	16
Plains Exploration & Production Co., 6.75%, 2/1/22	30,000	32
Plains Exploration & Production Co., 6.875%, 2/15/23	20,000	21

Investment Grade Segment (6.0%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued
Plains Exploration & Production Co., 8.625%, 10/15/19	55,000	61
Rio Tinto Finance USA PLC, 2.25%, 12/14/18	110,000	107
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	50,000	51
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	15,000	20
Teck Resources, Ltd., 3.00%, 3/1/19	15,000	15

Total		618

Oil & Gas (0.3%)
BP Capital Markets PLC, 1.846%, 5/5/17	45,000	45
BP Capital Markets PLC, 2.50%, 11/6/22	75,000	68
BP Capital Markets PLC, 4.50%, 10/1/20	10,000	11
BP Capital Markets PLC, 4.75%, 3/10/19	80,000	89
Cenovus Energy, Inc., 4.45%, 9/15/42	45,000	40
Chevron Corp., 1.718%, 6/24/18	25,000	25
Chevron Corp., 2.427%, 6/24/20	10,000	10
Chevron Corp., 3.191%, 6/24/23	15,000	15
Husky Energy, Inc., 3.95%, 4/15/22	55,000	56
Husky Energy, Inc., 7.25%, 12/15/19	5,000	6
Shell International Finance BV, 1.125%, 8/21/17	45,000	44
Shell International Finance BV, 4.30%, 9/22/19	120,000	133
Suncor Energy, Inc., 6.85%, 6/1/39	15,000	18
Total Capital International SA, 1.50%, 2/17/17	15,000	15
Total Capital SA, 4.45%, 6/24/20	100,000	109

Total		684

Pharmaceuticals (0.3%)
AbbVie, Inc., 1.75%, 11/6/17 144A	135,000	132
AbbVie, Inc., 2.90%, 11/6/22 144A	100,000	94
Amgen, Inc., 3.875%, 11/15/21	65,000	67
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	20,000	24
Merck & Co., Inc., 2.80%, 5/18/23	20,000	19
Merck & Co., Inc., 3.875%, 1/15/21	15,000	16
Mylan, Inc., 3.125%, 1/15/23 144A	35,000	32
Mylan, Inc., 7.625%, 7/15/17 144A	20,000	22
Mylan, Inc./PA, 2.60%, 6/24/18 144A	20,000	20
The Novartis Capital Corp., 2.40%, 9/21/22	60,000	56
Perrigo Co., 2.95%, 5/15/23	30,000	28
Pfizer, Inc., 5.35%, 3/15/15	15,000	16
Roche Holdings, Inc., 6.00%, 3/1/19 144A	25,000	30
Sanofi-Aventis SA, 2.625%, 3/29/16	60,000	62
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	40,000	38
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	20,000	19
Watson Pharmaceuticals, Inc., 1.875%, 10/1/17	5,000	5
Watson Pharmaceuticals, Inc., 3.25%, 10/1/22	10,000	9
Wyeth LLC, 5.50%, 2/15/16	5,000	6
Wyeth LLC, 5.95%, 4/1/37	35,000	41

Total		736

Pipelines (0.2%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	12
Energy Transfer Partners LP, 4.65%, 6/1/21	25,000	26
Energy Transfer Partners LP, 6.05%, 6/1/41	40,000	40
Energy Transfer Partners LP, 6.70%, 7/1/18	35,000	41
Enterprise Products Operating LLC, 3.20%, 2/1/16	35,000	37
Enterprise Products Operating LLC, 4.85%, 3/15/44	45,000	43

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	171

Asset Allocation Portfolio

Investment Grade Segment (6.0%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	55,000	61
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	17
Magellan Midstream Partners LP, 6.55%, 7/15/19	30,000	36
NiSource Finance Corp., 5.80%, 2/1/42	55,000	57
NiSource Finance Corp., 6.125%, 3/1/22	20,000	22
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	15,000	18
Spectra Energy Partners LP, 2.95%, 6/15/16	85,000	87
Williams Partners LP, 3.35%, 8/15/22	30,000	27
Williams Partners LP, 4.00%, 11/15/21	10,000	10
Williams Partners LP, 4.125%, 11/15/20	5,000	5
Williams Partners LP, 5.25%, 3/15/20	33,000	35

Total		574

Real Estate Investment Trusts (0.3%)
AvalonBay Communities, Inc., 2.85%, 3/15/23	20,000	18
AvalonBay Communities, Inc., 2.95%, 9/15/22	15,000	14
AvalonBay Communities, Inc., 3.95%, 1/15/21	75,000	77
Boston Properties LP, 3.125%, 9/1/23	20,000	18
Boston Properties LP, 3.80%, 2/1/24	60,000	59
BRE Properties, Inc., 5.20%, 3/15/21	35,000	38
BRE Properties, Inc., 5.50%, 3/15/17	15,000	16
Colonial Realty LP, 6.05%, 9/1/16	20,000	22
Corporate Office Properties LP, 3.60%, 5/15/23 144A	45,000	42
DDR Corp., 4.75%, 4/15/18	40,000	43
Essex Portfolio LP, 3.625%, 8/15/22	65,000	63
HCP, Inc., 3.75%, 2/1/16	25,000	26
HCP, Inc., 3.75%, 2/1/19	10,000	10
HCP, Inc., 6.00%, 1/30/17	25,000	28
HCP, Inc., 6.70%, 1/30/18	10,000	12
Health Care REIT, Inc., 3.625%, 3/15/16	15,000	16
Lexington Realty Trust, 4.25%, 6/15/23 144A	95,000	91
Piedmont Operating Partnership LP, 3.40%, 6/1/23 144A	75,000	68
Simon Property Group LP, 3.375%, 3/15/22	50,000	49
WEA Finance LLC, 7.125%, 4/15/18 144A	25,000	30

Total		740

Services (0.0%)
Republic Services, Inc., 5.25%, 11/15/21	25,000	27
Waste Management, Inc., 2.90%, 9/15/22	30,000	28
Waste Management, Inc., 4.60%, 3/1/21	30,000	32

Total		87

Technology (0.2%)
Apple, Inc., 1.00%, 5/3/18	30,000	29
Apple, Inc., 2.40%, 5/3/23	20,000	18
Apple, Inc., 3.85%, 5/4/43	25,000	22
EMC Corp./MA, 1.875%, 6/1/18	20,000	20
Fidelity National Information Services, Inc., 5.00%, 3/15/22	65,000	65
Hewlett-Packard Co., 3.00%, 9/15/16	35,000	36
Hewlett-Packard Co., 4.65%, 12/9/21	60,000	60
International Business Machines Corp., 1.625%, 5/15/20	80,000	75
International Business Machines Corp., 1.95%, 7/22/16	25,000	26
Microsoft Corp., 0.875%, 11/15/17	15,000	15
Microsoft Corp., 2.125%, 11/15/22	35,000	32
Microsoft Corp., 3.75%, 5/1/43	30,000	27

Investment Grade Segment (6.0%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Oracle Corp., 1.20%, 10/15/17	35,000	34
Oracle Corp., 2.50%, 10/15/22	35,000	32
Oracle Corp., 3.875%, 7/15/20	50,000	53
Total System Services, Inc., 2.375%, 6/1/18	10,000	10
Total System Services, Inc., 3.75%, 6/1/23	35,000	32

Total		586

Telecommunications (0.3%)
America Movil SAB de CV, 5.00%, 3/30/20	65,000	70
American Tower Corp., 3.50%, 1/31/23	30,000	28
American Tower Corp., 4.70%, 3/15/22	20,000	20
American Tower Corp., 7.00%, 10/15/17	15,000	17
AT&T Corp., 8.00%, 11/15/31	70,000	98
AT&T, Inc., 2.625%, 12/1/22	75,000	69
AT&T, Inc., 2.95%, 5/15/16	50,000	52
AT&T, Inc., 5.55%, 8/15/41	40,000	42
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	35,000	33
Qwest Corp., 6.50%, 6/1/17	40,000	45
Telefonica Emisiones SAU, 3.729%, 4/27/15	35,000	36
Verizon Communications, Inc., 6.25%, 4/1/37	30,000	34
Verizon Communications, Inc., 6.35%, 4/1/19	50,000	59

Total		603

Transportation (0.1%)
Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	75,000	73
Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	25,000	24
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	25,000	26
Canadian National Railway Co., 5.85%, 11/15/17	5,000	6
CSX Corp., 3.70%, 10/30/20	5,000	5
CSX Corp., 4.25%, 6/1/21	15,000	16
CSX Corp., 5.60%, 5/1/17	30,000	34
Norfolk Southern Corp., 2.903%, 2/15/23	48,000	45
Union Pacific Corp., 4.30%, 6/15/42	45,000	43

Total		272

Total Investment Grade Segment
(Cost: $14,186)		14,424

Governments (9.3%)

Governments (9.3%)
US Department of Housing & Urban Development, 6.08%, 8/1/13	10,000	10
US Treasury, 0.25%, 3/31/15	1,795,000	1,793
US Treasury, 0.375%, 6/30/15	6,660,000	6,663
US Treasury, 0.75%, 12/31/17	1,535,000	1,502
US Treasury, 0.75%, 3/31/18	7,295,000	7,101
US Treasury, 1.375%, 6/30/18	275,000	275
US Treasury, 2.75%, 11/15/42	870,000	750
US Treasury, 2.875%, 5/15/43	395,000	349
US Treasury, 3.125%, 2/15/43	465,000	434
US Treasury, 4.50%, 2/15/36	25,000	30
US Treasury, 5.375%, 2/15/31	2,700,000	3,517

Total Governments
(Cost: $22,879)		22,424

The Accompanying Notes are an Integral Part of the Financial Statements.

172	Asset Allocation Portfolio

Asset Allocation Portfolio

Municipal Bonds (0.6%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (0.6%)
American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	88,000	93
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	5,000	6
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	60,000	62
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	10,000	11
The City of New York, Series C-1, 5.517%, 10/1/37 GO	40,000	43
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	75,000	78
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	75,000	88
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	15,000	16
Energy Northwest, Series E, 2.197%, 7/1/19 RB	60,000	59
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	5,000	5
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.995%, 7/1/20 RB	85,000	80
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	40,000	49
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	150,000	177
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	12,000	14
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	35,000	47
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	105,000	107
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	25,000	33
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	30,000	32
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	10,000	11
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	60,000	59
State of California, Series A, 4.988%, 4/1/39 GO	50,000	49
State of California, Series 2010, 5.70%, 11/1/21 GO	80,000	91
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	85,000	91
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	23,000	23
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	50,000	60

Total Municipal Bonds
(Cost: $1,286)		1,384

Structured Products (9.0%)

Structured Products (9.0%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.456%, 2/14/43 IO	246,373	8

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.253%, 1/25/37	42,041	24
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.283%, 5/25/37	48,429	31
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class AJ, 4.75%, 6/11/41	265,000	274
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class A2, 5.613%, 6/11/50	46,125	47
Chase Issuance Trust, Series 2012-A5, Class A5, 0.59%, 8/15/17	75,000	75
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	11,657	12
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	170,000	171
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	85,000	93
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	350,000	351
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	184,487	179
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.666%, 8/25/20 IO	1,016,226	77
Federal Home Loan Mortgage Corp., 3.00%, 11/1/21	57,294	59
Federal Home Loan Mortgage Corp., 3.00%, 11/1/25	114,511	118
Federal Home Loan Mortgage Corp., 3.00%, 11/1/26	163,522	168
Federal Home Loan Mortgage Corp., 3.00%, 8/1/27	60,945	63
Federal Home Loan Mortgage Corp., 3.00%, 11/1/42	90,295	88
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	622,115	607
Federal Home Loan Mortgage Corp., 3.50%, 2/1/26	176,173	183
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	230,901	240
Federal Home Loan Mortgage Corp., 3.50%, 8/1/26	8,000	8
Federal Home Loan Mortgage Corp., 3.50%, 4/1/42	91,600	93
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	68,575	70

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	173

Asset Allocation Portfolio

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	220,534	224
Federal Home Loan Mortgage Corp., 3.50%, 9/1/42	777,978	789
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	24,648	26
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	40,038	42
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	33,012	35
Federal Home Loan Mortgage Corp., 4.00%, 6/1/26	50,568	53
Federal Home Loan Mortgage Corp., 4.00%, 9/1/40	103,073	107
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	296,661	309
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	610,590	635
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	743,623	774
Federal Home Loan Mortgage Corp., 4.00%, 5/1/41	5,498	6
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	25,500	27
Federal Home Loan Mortgage Corp., 4.00%, 9/1/41	57,785	60
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	22,888	24
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	43,572	46
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	70,543	74
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	5,652	6
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	31,309	33
Federal Home Loan Mortgage Corp., 4.50%, 12/1/39	14,616	15
Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	5,643	6
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	45,733	48
Federal Home Loan Mortgage Corp., 4.50%, 12/1/40	1,004,504	1,077
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	506,753	543
Federal Home Loan Mortgage Corp., 4.50%, 2/1/41	9,077	10
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	38,613	41
Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	190,691	201
Federal Home Loan Mortgage Corp., 4.50%, 6/1/41	54,091	57

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	625,767	661
Federal Home Loan Mortgage Corp., 4.50%, 8/1/41	12,986	14
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	46,643	49
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	14,189	15
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	48,314	52
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	48,679	53
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	149,663	161
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	311,772	336
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	330,539	353
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	12,084	13
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	43,172	47
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	8,185	9
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	62,518	67
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	92,403	100
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	30,807	33
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	62,300	67
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	184,452	203
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	36,342	40
Federal Home Loan Mortgage Corp., 6.00%, 4/1/37	26,053	28
Federal Home Loan Mortgage Corp., 6.00%, 5/1/37	1,782	2
Federal Home Loan Mortgage Corp., 6.00%, 7/1/37	9,465	10
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	1,329	1
Federal Home Loan Mortgage Corp., 6.00%, 2/1/38	46,217	50
Federal Home Loan Mortgage Corp., 6.00%, 1/1/39	98,258	107
Federal Home Loan Mortgage Corp. TBA, 3.00%, 8/1/43	2,160,000	2,100
Federal Mortgage National Association, 3.50%, 5/1/43	200,000	203

The Accompanying Notes are an Integral Part of the Financial Statements.

174	Asset Allocation Portfolio

Asset Allocation Portfolio

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 3.50%, 2/1/42	41,685	42
Federal National Mortgage Association, 3.50%, 10/1/42	366,038	372
Federal National Mortgage Association, 4.00%, 12/1/41	204,726	214
Federal National Mortgage Association, 4.50%, 6/1/19	126,695	138
Federal National Mortgage Association, 4.50%, 12/1/19	11,193	12
Federal National Mortgage Association, 4.50%, 7/1/20	31,777	34
Federal National Mortgage Association, 4.50%, 9/1/24	16,715	18
Federal National Mortgage Association, 4.50%, 11/1/40	169,583	181
Federal National Mortgage Association, 5.00%, 3/1/20	56,994	62
Federal National Mortgage Association, 5.00%, 5/1/20	92,774	99
Federal National Mortgage Association, 5.00%, 11/1/34	340,143	378
Federal National Mortgage Association, 5.00%, 5/1/38	293,924	316
Federal National Mortgage Association, 5.32%, 4/1/14	65,170	66
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	96,771	98
Federal National Mortgage Association, 5.50%, 4/1/21	38,120	41
Federal National Mortgage Association, 5.50%, 10/1/34	112,049	123
Federal National Mortgage Association, 5.50%, 3/1/35	71,883	80
Federal National Mortgage Association, 5.50%, 9/1/35	333,530	368
Federal National Mortgage Association, 5.50%, 11/1/35	309,578	341
Federal National Mortgage Association, 5.50%, 2/1/37	233,922	258
Federal National Mortgage Association, 5.50%, 11/1/37	193,122	213
Federal National Mortgage Association, 5.50%, 4/1/38	408,158	451
Federal National Mortgage Association, 6.00%, 10/1/34	73,991	80
Federal National Mortgage Association, 6.00%, 11/1/34	124,166	137
Federal National Mortgage Association, 6.00%, 5/1/35	3,266	4
Federal National Mortgage Association, 6.00%, 6/1/35	946	1
Federal National Mortgage Association, 6.00%, 7/1/35	61,769	68

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 10/1/35	39,549	43
Federal National Mortgage Association, 6.00%, 11/1/35	53,900	59
Federal National Mortgage Association, 6.00%, 9/1/36	29,441	33
Federal National Mortgage Association, 6.00%, 12/1/37	24,796	27
Federal National Mortgage Association, 6.00%, 4/1/40	19,861	22
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	193,791	217
Federal National Mortgage Association TBA, 2.50%, 8/1/27	610,000	612
Federal National Mortgage Association TBA, 3.00%, 8/1/28	385,000	395
Federal National Mortgage Association TBA, 3.50%, 8/1/41	790,000	800
Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.57%, 10/15/17	100,000	99
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	65,000	66
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	312,630	322
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	300,000	308
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	225,000	228
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	40,000	44
GS Mortgage Securities Corp. II, Series 2013-G1, Class A1, 2.059%, 4/10/31 144A	244,678	238
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3, 0.48%, 11/21/16	180,000	179
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	40,000	40
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class A5, 3.143%, 12/15/47	250,000	236
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC20, Class AM, 6.078%, 2/12/51	20,000	22
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	10,903	11

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	175

Asset Allocation Portfolio

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	11,953	13
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.263%, 1/25/37	105,621	43
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.809%, 12/12/49	35,000	40
Nissan Auto Lease, Series 2013-A, Class A3, 0.61%, 4/15/16	100,000	100
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	93,307	100
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	5,495	6
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43	89,463	84
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	64,218	64
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	11,298	11

Total Structured Products
(Cost: $21,311)		21,738

Below Investment Grade Segment (8.6%)

Aerospace & Defense (0.2%)
B/E Aerospace, Inc., 5.25%, 4/1/22	35,000	35
Bombardier, Inc., 4.25%, 1/15/16 144A	15,000	15
Bombardier, Inc., 5.75%, 3/15/22 144A	20,000	20
Bombardier, Inc., 6.125%, 1/15/23 144A	20,000	20
Bombardier, Inc., 7.75%, 3/15/20 144A	35,000	39
Erickson Air-Crane, Inc., 8.25%, 5/1/20 144A	35,000	34
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	65,000	69
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	40,000	43
Triumph Group, Inc., 4.875%, 4/1/21 144A	30,000	30
Triumph Group, Inc., 8.625%, 7/15/18	40,000	43

Total		348

Autos & Vehicle Parts (0.3%)
Affinia Group, Inc., 7.75%, 5/1/21 144A	10,000	10
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	16,000	17
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	40,000	41
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	15,000	15
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	30,000	33
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	40,000	44
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	40,000	42

	Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts continued
(d)	Exide Technologies, 8.625%, 2/1/18	50,000	31
	General Motors Financial Co., 2.75%, 5/15/16 144A	70,000	69
	General Motors Financial Co., 3.25%, 5/15/18 144A	30,000	29
	General Motors Financial Co., 4.25%, 5/15/23 144A	50,000	47
	General Motors Financial Co., Inc., 4.75%, 8/15/17 144A	50,000	51
	The Goodyear Tire & Rubber Co., 6.50%, 3/1/21	55,000	56
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	50,000	55
	Meritor, Inc., 6.75%, 6/15/21	20,000	19
	Navistar International Corp., 8.25%, 11/1/21	55,000	54
	Schaeffler Finance BV, 4.75%, 5/15/21 144A	30,000	28
	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	4,000	4
	Visteon Corp., 6.75%, 4/15/19	32,000	34

	Total		679

	Banking (0.2%)
	Ally Financial, Inc., 5.50%, 2/15/17	45,000	47
	Ally Financial, Inc., 7.50%, 9/15/20	90,000	104
	Ally Financial, Inc., 8.00%, 3/15/20	45,000	52
	E*TRADE Financial Corp., 6.00%, 11/15/17	55,000	56
	E*TRADE Financial Corp., 6.375%, 11/15/19	30,000	30
	E*TRADE Financial Corp., 6.75%, 6/1/16	50,000	51
	GETCO Financing Escrow LLC, 8.25%, 6/15/18 144A	35,000	33
	JPMorgan Chase & Co., 7.90%, 4/29/49	35,000	40
	The Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	60,000	57
	Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	120,000	114

	Total		584

	Basic Materials (0.3%)
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	30,000	32
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	30,000	32
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 144A	20,000	19
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	20,000	21
	Ball Corp., 4.00%, 11/15/23	130,000	120
(c)	BOE Intermediate Holding Corp., 9.00%, 11/1/17 144A	10,000	10
(c)	BOE Merger Corp., 9.50%, 11/1/17 144A	20,000	20
	Cascades, Inc., 7.875%, 1/15/20	20,000	21
	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 144A	110,000	104
	Graphic Packaging International, Inc., 4.75%, 4/15/21	25,000	24
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	80,000	81
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	55,000	58

The Accompanying Notes are an Integral Part of the Financial Statements.

176	Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	30,000	32
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	25,000	25
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	55,000	57
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	70,000	75
Sealed Air Corp., 6.50%, 12/1/20 144A	15,000	16
Sealed Air Corp., 8.125%, 9/15/19 144A	20,000	22
Sealed Air Corp., 8.375%, 9/15/21 144A	40,000	45
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	30,000	13

Total		827

Builders & Building Materials (0.1%)
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 144A	20,000	20
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.125%, 7/1/22 144A	25,000	25
Building Materials Corp. of America, 6.75%, 5/1/21 144A	35,000	37
Cemex SAB de CV, 5.875%, 3/25/19 144A	15,000	15
KB Home, 7.25%, 6/15/18	40,000	42
KB Home, 9.10%, 9/15/17	20,000	22
Lennar Corp., 4.125%, 12/1/18 144A	40,000	38
USG Corp., 7.875%, 3/30/20 144A	35,000	38
Vulcan Materials Co., 6.40%, 11/30/17	45,000	48

Total		285

Capital Goods (0.1%)
Case New Holland, Inc., 7.875%, 12/1/17	20,000	23
CNH Capital LLC, 3.875%, 11/1/15	15,000	15
CNH Capital LLC, 6.25%, 11/1/16	20,000	21
The Manitowoc Co., Inc., 5.875%, 10/15/22	15,000	15
Terex Corp., 6.00%, 5/15/21	30,000	30
United Rentals North America, Inc., 5.75%, 7/15/18	15,000	16
United Rentals North America, Inc., 6.125%, 6/15/23	15,000	15
United Rentals North America, Inc., 7.375%, 5/15/20	20,000	21

Total		156

Chemicals (0.2%)
Celanese US Holdings LLC, 4.625%, 11/15/22	60,000	59
Chemtura Corp., 7.875%, 9/1/18	4,000	4
Hexion US Finance Corp., 6.625%, 4/15/20 144A	70,000	70
Hexion US Finance Corp., 6.625%, 4/15/20	20,000	20
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	80,000	82
Huntsman International LLC, 4.875%, 11/15/20	65,000	64
Ineos Finance PLC, 7.50%, 5/1/20 144A	25,000	27
Ineos Finance PLC, 8.375%, 2/15/19 144A	65,000	71
Ineos Group Holdings SA, 6.125%, 8/15/18 144A	20,000	19

	Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

	Chemicals continued
	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	40,000	40
	Sawgrass Merger Sub, Inc., 8.75%, 12/15/20 144A	25,000	25
	US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/1/21 144A	10,000	10

	Total		491

	Conglomerate & Diversified Manufacturing (0.0%)
	Rexel SA, 5.25%, 6/15/20 144A	40,000	40
	SPX Corp., 6.875%, 9/1/17	45,000	49

	Total		89

	Consumer Products & Retailing (0.3%)
(c)	Alphabet Holding Co., 7.75%, 11/1/17	15,000	15
	AutoNation, Inc., 5.50%, 2/1/20	25,000	26
	Bon-Ton Department Stores, 8.00%, 6/15/21 144A	10,000	10
	CST Brands, Inc., 5.00%, 5/1/23 144A	10,000	10
	First Quality Finance Co., 4.625%, 5/15/21 144A	35,000	33
	Hanesbrands, Inc., 6.375%, 12/15/20	60,000	64
	Levi Strauss & Co., 6.875%, 5/1/22	35,000	38
	Levi Strauss & Co., 7.625%, 5/15/20	30,000	32
	Limited Brands, Inc., 5.625%, 2/15/22	95,000	96
	Limited Brands, Inc., 8.50%, 6/15/19	15,000	17
	Rent-A-Center, Inc., 4.75%, 5/1/21 144A	10,000	9
	Revlon Consumer Products Corp., 5.75%, 2/15/21 144A	40,000	39
	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	40,000	43
	Sonic Automotive, Inc., 5.00%, 5/15/23 144A	15,000	15
	Spectrum Brands Escrow Corp., 6.375%, 11/15/20 144A	5,000	5
	Spectrum Brands Escrow Corp., 6.625%, 11/15/22 144A	5,000	5
	Spectrum Brands, Inc., 9.50%, 6/15/18	30,000	33
	SUPERVALU, Inc., 6.75%, 6/1/21 144A	35,000	33
	SUPERVALU, Inc., 8.00%, 5/1/16	35,000	38
	Titan Machinery, Inc., 3.75%, 5/1/19	20,000	19
	Toys R US - Delaware, Inc., 7.375%, 9/1/16 144A	20,000	20
	Toys R US Property Co. I LLC, 10.75%, 7/15/17	30,000	32
	Toys R US Property Co. II LLC, 8.50%, 12/1/17	20,000	21

	Total		653

	Electric Utilities (0.2%)
	The AES Corp., 4.875%, 5/15/23	15,000	14
	The AES Corp., 7.75%, 10/15/15	10,000	11
	The AES Corp., 8.00%, 10/15/17	35,000	39
	The AES Corp., 8.00%, 6/1/20	45,000	51
	Calpine Corp., 7.50%, 2/15/21 144A	59,000	63
	Calpine Corp., 7.875%, 7/31/20 144A	63,000	68
	DPL, Inc., 6.50%, 10/15/16	25,000	26
	GenOn Americas Generation LLC, 8.50%, 10/1/21	25,000	27
	NRG Energy, Inc., 7.625%, 1/15/18	80,000	86
	NRG Energy, Inc., 7.625%, 5/15/19	55,000	58
	NRG Energy, Inc., 8.25%, 9/1/20	5,000	5
	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	84

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	177

Asset Allocation Portfolio

Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Puget Energy, Inc., 5.625%, 7/15/22	35,000	37

Total		569

Energy (1.3%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	15,000	15
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	55,000	55
Athlon Holdings LP/Athlon Finance Corp., 7.375%, 4/15/21 144A	15,000	15
Atwood Oceanics, Inc., 6.50%, 2/1/20	15,000	16
Aurora USA Oil & Gas, 7.50%, 4/1/20 144A	15,000	15
Bill Barrett Corp., 7.00%, 10/15/22	25,000	25
Bill Barrett Corp., 7.625%, 10/1/19	45,000	47
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 144A	10,000	10
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	20,000	21
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	50,000	53
Chesapeake Energy Corp., 5.375%, 6/15/21	55,000	55
Chesapeake Energy Corp., 6.125%, 2/15/21	75,000	79
Chesapeake Energy Corp., 6.875%, 11/15/20	55,000	60
Chesapeake Energy Corp., 9.50%, 2/15/15	45,000	50
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 144A	40,000	40
Cimarex Energy Co., 5.875%, 5/1/22	55,000	57
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	60,000	63
Comstock Resources, Inc., 7.75%, 4/1/19	30,000	31
Comstock Resources, Inc., 9.50%, 6/15/20	55,000	59
Concho Resources, Inc., 5.50%, 4/1/23	65,000	64
Continental Resources, Inc., 4.50%, 4/15/23 144A	50,000	49
Continental Resources, Inc., 5.00%, 9/15/22	35,000	36
Denbury Resources, Inc., 4.625%, 7/15/23	65,000	60
Denbury Resources, Inc., 8.25%, 2/15/20	30,000	32
Drill Rigs Holdings, Inc., 6.50%, 10/1/17 144A	20,000	20
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	35,000	39
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	15,000	16
Exterran Holdings, Inc., 7.25%, 12/1/18	60,000	64
Exterran Partners LP/EXLP Finance Corp., 6.00%, 4/1/21 144A	25,000	25
Forest Oil Corp., 7.25%, 6/15/19	55,000	52
Forest Oil Corp., 7.50%, 9/15/20 144A	30,000	28
Halcon Resources Corp., 8.875%, 5/15/21	35,000	34
Hercules Offshore, Inc., 8.75%, 7/15/21 144A	30,000	30
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	20,000	21
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	35,000	38
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21 144A	35,000	32
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	20,000	20
Key Energy Services, Inc., 6.75%, 3/1/21	40,000	38
Kodiak Oil & Gas Corp., 5.50%, 1/15/21 144A	20,000	19
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	55,000	60
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/1/21 144A	25,000	24
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	65,000	62

Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	90,000	88
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	35,000	35
Magnum Hunter Resources Corp., 9.75%, 5/15/20 144A	70,000	71
MEG Energy Corp., 6.375%, 1/30/23 144A	45,000	44
Midstates Petroleum Co., 9.25%, 6/1/21 144A	80,000	75
Northern Oil and Gas, Inc., 8.00%, 6/1/20	15,000	15
Oasis Petroleum, Inc., 6.50%, 11/1/21	75,000	77
Offshore Group Investment, Ltd., 7.50%, 11/1/19	70,000	73
Oil States International, Inc., 5.125%, 1/15/23 144A	20,000	21
Oil States International, Inc., 6.50%, 6/1/19	25,000	26
Pacific Drilling SA, 5.375%, 6/1/20 144A	35,000	33
Peabody Energy Corp., 4.75%, 12/15/41	115,000	80
Petroleum Geo-Services ASA, 7.375%, 12/15/18 144A	40,000	43
QEP Resources, Inc., 5.25%, 5/1/23	30,000	29
QEP Resources, Inc., 6.875%, 3/1/21	30,000	32
Range Resources Corp., 5.00%, 8/15/22	35,000	34
Range Resources Corp., 5.75%, 6/1/21	35,000	36
Rosetta Resources, Inc., 9.50%, 4/15/18	45,000	49
Samson Investment Co., 10.00%, 2/15/20 144A	85,000	90
Sanchez Energy Corp., 7.75%, 6/15/21 144A	100,000	97
SandRidge Energy, Inc., 7.50%, 3/15/21	65,000	62
SandRidge Energy, Inc., 7.50%, 2/15/23	30,000	28
SESI LLC, 6.375%, 5/1/19	45,000	46
SM Energy Co., 6.50%, 11/15/21	20,000	21
SM Energy Co., 6.50%, 1/1/23	20,000	21
SM Energy Co., 6.625%, 2/15/19	35,000	37
Swift Energy Co., 7.875%, 3/1/22	15,000	15
Swift Energy Co., 8.875%, 1/15/20	25,000	26
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	40,000	42
Unit Corp., 6.625%, 5/15/21	35,000	36
Venoco, Inc., 8.875%, 2/15/19	25,000	24
W&T Offshore, Inc., 8.50%, 6/15/19	75,000	77
WPX Energy, Inc., 5.25%, 1/15/17	65,000	67
WPX Energy, Inc., 6.00%, 1/15/22	45,000	45

Total		3,224

Entertainment (0.1%)
AMC Entertainment, Inc., 8.75%, 6/1/19	55,000	59
Cinemark USA, Inc., 5.125%, 12/15/22	10,000	10
Speedway Motorsports, Inc., 6.75%, 2/1/19	45,000	47
WMG Acquisition Corp., 6.00%, 1/15/21 144A	9,000	9
WMG Acquisition Corp., 11.50%, 10/1/18	50,000	57

Total		182

Finance (0.4%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17	40,000	42
Air Lease Corp., 6.125%, 4/1/17	45,000	47
Aircastle, Ltd., 6.25%, 12/1/19	20,000	21
Aircastle, Ltd., 6.75%, 4/15/17	25,000	26
Aircastle, Ltd., 7.625%, 4/15/20	15,000	16
Aviation Capital Group Corp., 4.625%, 1/31/18 144A	25,000	25
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	15,200	16
Cash America International, Inc., 5.75%, 5/15/18 144A	35,000	33
CIT Group, Inc., 5.00%, 5/15/17	35,000	36

The Accompanying Notes are an Integral Part of the Financial Statements.

178	Asset Allocation Portfolio

Asset Allocation Portfolio

	Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

	Finance continued
	CIT Group, Inc., 5.00%, 8/15/22	45,000	45
	CIT Group, Inc., 5.25%, 3/15/18	10,000	10
	CIT Group, Inc., 5.375%, 5/15/20	45,000	46
	CIT Group, Inc., 5.50%, 2/15/19 144A	30,000	31
	FTI Consulting, Inc., 6.00%, 11/15/22 144A	20,000	20
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	55,000	57
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	25,000	26
	International Lease Finance Corp., 5.75%, 5/15/16	30,000	31
	International Lease Finance Corp., 7.125%, 9/1/18 144A	40,000	44
	International Lease Finance Corp., 8.75%, 3/15/17	55,000	61
	International Lease Finance Corp., 8.875%, 9/1/17	40,000	45
	iStar Financial, Inc., 3.875%, 7/1/16	15,000	14
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	35,000	9
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	25,000	6
	Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 144A	20,000	20
	SLM Corp., 6.00%, 1/25/17	80,000	84
	SLM Corp., 8.00%, 3/25/20	35,000	38
	SLM Corp., 8.45%, 6/15/18	25,000	28
	Springleaf Finance Corp., 6.00%, 6/1/20 144A	55,000	49

	Total		926

	Food & Beverage (0.2%)
	ARAMARK Corp., 5.75%, 3/15/20 144A	40,000	41
	B&G Foods, Inc., 4.625%, 6/1/21	20,000	19
	Constellation Brands, Inc., 3.75%, 5/1/21	10,000	9
	Constellation Brands, Inc., 4.25%, 5/1/23	20,000	19
	Constellation Brands, Inc., 6.00%, 5/1/22	10,000	11
	Cott Beverages, Inc., 8.125%, 9/1/18	20,000	22
	Cott Beverages, Inc., 8.375%, 11/15/17	20,000	21
	Dean Foods Co., 7.00%, 6/1/16	45,000	49
	Hawk Acquisition Sub., 4.25%, 10/15/20 144A	30,000	29
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	40,000	41
	JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	35,000	35
	Land O’ Lakes, Inc., 6.00%, 11/15/22 144A	45,000	46
	Post Holdings, Inc., 7.375%, 2/15/22	5,000	5
	Smithfield Foods, Inc., 6.625%, 8/15/22	40,000	43
	TreeHouse Foods, Inc., 7.75%, 3/1/18	25,000	26

	Total		416

	Foreign Agencies (0.1%)
	CITGO Petroleum Corp., 11.50%, 7/1/17 144A	40,000	44
	Eksportfinans ASA, 2.00%, 9/15/15	250,000	240

	Total		284

	Gaming/Leisure/Lodging (0.3%)
	Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	60,000	57
	Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	55,000	57
	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	40,000	27
	MGM Resorts International, 6.75%, 10/1/20	30,000	31
	MGM Resorts International, 7.625%, 1/15/17	70,000	76
	MGM Resorts International, 7.75%, 3/15/22	30,000	33
	MGM Resorts International, 8.625%, 2/1/19	50,000	56

Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging continued
NCL Corp., Ltd., 5.00%, 2/15/18 144A	15,000	15
Penn National Gaming, Inc., 8.75%, 8/15/19	40,000	44
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 144A	15,000	15
Royal Caribbean Cruises, Ltd., 5.25%, 11/15/22	20,000	20
Scientific Games International, Inc., 6.25%, 9/1/20	45,000	45
Scientific Games International, Inc., 9.25%, 6/15/19	25,000	27
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	40,000	39
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 5/30/23 144A	30,000	28
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	35,000	38

Total		608

Healthcare (0.5%)
Biomet, Inc., 6.50%, 8/1/20	40,000	41
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	30,000	31
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	45,000	46
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	55,000	59
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	85,000	88
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	55,000	58
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	10,000	11
HCA Holdings, Inc., 6.25%, 2/15/21	20,000	20
HCA Holdings, Inc., 7.75%, 5/15/21	35,000	38
HCA, Inc., 5.875%, 3/15/22	25,000	26
HCA, Inc., 6.50%, 2/15/20	80,000	87
HCA, Inc., 7.25%, 9/15/20	85,000	91
HCA, Inc., 7.875%, 2/15/20	25,000	27
HCA, Inc., 8.00%, 10/1/18	30,000	35
HCA, Inc., 8.50%, 4/15/19	50,000	54
Health Management Associates, Inc., 6.125%, 4/15/16	45,000	48
Health Management Associates, Inc., 7.375%, 1/15/20	25,000	27
Hologic, Inc., 6.25%, 8/1/20	10,000	10
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19	40,000	41
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	55,000	58
Tenet Healthcare Corp., 4.375%, 10/1/21 144A	135,000	124
Tenet Healthcare Corp., 4.50%, 4/1/21 144A	55,000	51
Tenet Healthcare Corp., 6.25%, 11/1/18	40,000	42

Total		1,113

Insurance (0.0%)
Centene Corp., 5.75%, 6/1/17	75,000	79

Total		79

Media (0.8%)
Cablevision Systems Corp., 7.75%, 4/15/18	45,000	48
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21 144A	75,000	74

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	179

Asset Allocation Portfolio

	Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	10,000	10
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	55,000	58
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	55,000	58
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	20,000	22
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 144A	40,000	38
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	55,000	56
	Coinstar, Inc., 6.00%, 3/15/19 144A	40,000	40
	CSC Holdings LLC, 6.75%, 11/15/21	35,000	38
	CSC Holdings LLC, 7.625%, 7/15/18	40,000	45
	CSC Holdings LLC, 7.875%, 2/15/18	22,000	25
	CSC Holdings LLC, 8.625%, 2/15/19	25,000	29
(c)	Dex One Corp., 14.00%, 1/29/17	61,075	40
	DISH DBS Corp., 4.25%, 4/1/18 144A	85,000	83
	DISH DBS Corp., 5.00%, 3/15/23	85,000	82
	DISH DBS Corp., 5.125%, 5/1/20 144A	55,000	54
	DISH DBS Corp., 5.875%, 7/15/22	40,000	41
	DISH DBS Corp., 6.75%, 6/1/21	80,000	85
	DISH DBS Corp., 7.875%, 9/1/19	50,000	56
	Hughes Satellite Systems Corp., 6.50%, 6/15/19	40,000	42
	Hughes Satellite Systems Corp., 7.625%, 6/15/21	25,000	27
	Inmarsat Finance PLC, 7.375%, 12/1/17 144A	15,000	16
	Intelsat Jackson Holdings SA, 5.50%, 8/1/23 144A	70,000	66
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	50,000	52
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	50,000	53
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	75,000	81
	Intelsat Luxembourg SA, 7.75%, 6/1/21 144A	25,000	25
	Lamar Media Corp., 5.00%, 5/1/23	50,000	48
	LIN Television Corp., 6.375%, 1/15/21	30,000	30
	Lynx I Corp., 5.375%, 4/15/21 144A	45,000	45
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	50,000	54
	Netflix, Inc., 5.375%, 2/1/21 144A	20,000	20
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	45,000	48
	RR Donnelley & Sons Co., 7.875%, 3/15/21	20,000	20
	Sinclair Television Group, Inc., 5.375%, 4/1/21 144A	45,000	43
	Sinclair Television Group, Inc., 6.125%, 10/1/22 144A	10,000	10
	Sirius XM Radio, Inc., 4.25%, 5/15/20 144A	20,000	19
	Sirius XM Radio, Inc., 4.625%, 5/15/23 144A	35,000	32
	Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	35,000	35
	Univision Communications, Inc., 6.75%, 9/15/22 144A	35,000	37
	Univision Communications, Inc., 7.875%, 11/1/20 144A	20,000	22
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	55,000	58
	Videotron Ltee, 5.00%, 7/15/22	80,000	78
	Virgin Media Finance PLC, 8.375%, 10/15/19	17,000	19
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	55,000	60

	Total		2,022

	Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining (0.6%)
	AK Steel Corp., 7.625%, 5/15/20	20,000	17
	AK Steel Corp., 8.75%, 12/1/18 144A	45,000	47
	Aleris International, Inc., 7.625%, 2/15/18	35,000	36
	Aleris International, Inc., 7.875%, 11/1/20	30,000	31
	Alpha Natural Resources, Inc., 6.00%, 6/1/19	65,000	53
	Alpha Natural Resources, Inc., 9.75%, 4/15/18	40,000	39
	ArcelorMittal, 5.75%, 8/5/20	40,000	40
	ArcelorMittal, 6.125%, 6/1/18	95,000	98
	ArcelorMittal, 6.75%, 2/25/22	55,000	56
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	45,000	47
	Commercial Metals Co., 4.875%, 5/15/23	10,000	9
	CONSOL Energy, Inc., 8.00%, 4/1/17	40,000	42
	CONSOL Energy, Inc., 8.25%, 4/1/20	100,000	105
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	35,000	34
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 2/1/18 144A	25,000	25
	FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15 144A	15,000	15
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	55,000	57
	GrafTech International, Ltd., 6.375%, 11/15/20 144A	15,000	15
	HudBay Minerals, Inc., 9.50%, 10/1/20	20,000	19
	Inmet Mining Corp., 7.50%, 6/1/21 144A	10,000	10
	JMC Steel Group, 8.25%, 3/15/18 144A	25,000	24
	Molycorp, Inc., 6.00%, 9/1/17	65,000	47
	Molycorp, Inc., 10.00%, 6/1/20	40,000	39
	New Gold, Inc., 6.25%, 11/15/22 144A	30,000	29
(d)	Patriot Coal Corp., 8.25%, 4/30/18	25,000	12
	Peabody Energy Corp., 6.00%, 11/15/18	50,000	50
	Peabody Energy Corp., 6.25%, 11/15/21	65,000	63
	Peabody Energy Corp., 6.50%, 9/15/20	45,000	45
	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.50%, 5/15/21 144A	15,000	14
	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20	50,000	53
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	40,000	41
	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 144A	15,000	15
	Severstal Columbus LLC, 10.25%, 2/15/18	65,000	67
	Steel Dynamics, Inc., 6.125%, 8/15/19 144A	20,000	21
	Steel Dynamics, Inc., 6.375%, 8/15/22 144A	20,000	21
	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	55,000	45
	Thompson Creek Metals Co., Inc., 12.50%, 5/1/19	20,000	19
	United States Steel Corp., 7.375%, 4/1/20	30,000	30

	Total		1,430

	Oil & Gas (0.1%)
	Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, 11/15/20 144A	20,000	20
	PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	35,000	37
	Tesoro Corp., 4.25%, 10/1/17	20,000	20
	Tesoro Corp., 5.375%, 10/1/22	20,000	20
	Western Refining, Inc., 6.25%, 4/1/21 144A	15,000	15

	Total		112

The Accompanying Notes are an Integral Part of the Financial Statements.

180	Asset Allocation Portfolio

Asset Allocation Portfolio

	Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

	Other Holdings (–%)
(n)	General Motors Co. Escrow, 7.20%, 1/15/13	30,000	-
(n)	General Motors Co. Escrow, 8.375%, 7/15/33	260,000	-

	Total		-

	Pharmaceuticals (0.2%)
	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	50,000	48
	Endo Health Solutions, Inc., 7.00%, 7/15/19	15,000	15
	Endo Health Solutions, Inc., 7.25%, 1/15/22	30,000	30
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	70,000	72
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	55,000	57
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	65,000	67
	VPI Escrow Corp., 6.375%, 10/15/20 144A	20,000	20
	VPII Escrow Corp., 6.75%, 8/15/18 144A	52,000	52
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	50,000	54

	Total		415

	Pipelines (0.5%)
	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 5/15/23	85,000	79
	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	30,000	30
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 4.75%, 11/15/21 144A	20,000	18
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20 144A	35,000	35
	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	50,000	53
	El Paso LLC, 7.00%, 6/15/17	25,000	27
	El Paso LLC, 7.25%, 6/1/18	70,000	78
	El Paso LLC, 7.75%, 1/15/32	40,000	42
	El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	20,000	18
	El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	175,000	188
	Energy Transfer Equity LP, 7.50%, 10/15/20	85,000	93
	Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21 144A	35,000	34
	Gibson Energy, Inc., 6.75%, 7/15/21 144A	30,000	30
	Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	25,000	26
	Inergy Midstream LP/NRGM Finance Corp., 6.00%, 12/15/20 144A	20,000	19
	Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	60,000	63
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	32,000	33
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	20,000	21
	NGPL PipeCo LLC, 9.625%, 6/1/19 144A	15,000	15
	Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/1/23 144A	25,000	23
	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 144A	55,000	53
	Sabine Pass Liquefaction LLC, 5.625%, 4/15/23 144A	40,000	38
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 144A	95,000	85

Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	25,000	26
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20 144A	20,000	20

Total		1,147

Real Estate Investment Trusts (0.1%)
DuPont Fabros Technology LP, 8.50%, 12/15/17	20,000	21
Extra Space Storage LP, 2.375%, 7/1/33 144A	40,000	38
IAS Operating Partnership LP, 5.00%, 3/15/18 144A	30,000	28
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	40,000	42
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	40,000	43
Pennymac Corp., 5.375%, 5/1/20 144A	45,000	43

Total		215

Services (0.1%)
Clean Harbors, Inc., 5.125%, 6/1/21	15,000	15
Clean Harbors, Inc., 5.25%, 8/1/20	30,000	30
The Geo Group, Inc., 6.625%, 2/15/21	35,000	37
Mobile Mini, Inc., 7.875%, 12/1/20	65,000	70
QVC, Inc., 5.125%, 7/2/22	15,000	15
QVC, Inc., 7.375%, 10/15/20 144A	30,000	33
Service Corp. International, 4.50%, 11/15/20	15,000	14
Service Corp. International, 5.375%, 1/15/22 144A	10,000	10
Service Corp. International, 7.00%, 5/15/19	30,000	32
Service Corp. International, 8.00%, 11/15/21	15,000	17

Total		273

Technology (0.4%)
Amkor Technology, Inc., 6.375%, 10/1/22	25,000	25
Amkor Technology, Inc., 6.625%, 6/1/21	25,000	25
Audatex North America, Inc., 6.00%, 6/15/21 144A	120,000	120
Equinix, Inc., 4.875%, 4/1/20	20,000	20
Equinix, Inc., 5.375%, 4/1/23	55,000	54
Equinix, Inc., 7.00%, 7/15/21	25,000	27
First Data Corp., 6.75%, 11/1/20 144A	70,000	71
First Data Corp., 7.375%, 6/15/19 144A	50,000	51
First Data Corp., 8.25%, 1/15/21 144A	25,000	25
First Data Corp., 11.75%, 8/15/21 144A	75,000	67
Freescale Semiconductor, Inc., 5.00%, 5/15/21 144A	70,000	67
Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	30,000	32
Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	24,000	26
Iron Mountain, Inc., 7.75%, 10/1/19	45,000	48
Iron Mountain, Inc., 8.375%, 8/15/21	10,000	11
NCR Corp., 4.625%, 2/15/21	55,000	53
NCR Corp., 5.00%, 7/15/22	10,000	10
Seagate HDD Cayman, 4.75%, 6/1/23 144A	115,000	107
SunGard Data Systems, Inc., 7.375%, 11/15/18	55,000	58
SunGard Data Systems, Inc., 7.625%, 11/15/20	65,000	69
Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	40,000	44

Total		1,010

Telecommunications (1.0%)
CenturyLink, Inc., 5.15%, 6/15/17	70,000	74

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	181

Asset Allocation Portfolio

	Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	CenturyLink, Inc., 5.625%, 4/1/20	60,000	61
	CenturyLink, Inc., 5.80%, 3/15/22	20,000	20
	CenturyLink, Inc., 6.45%, 6/15/21	195,000	203
	Cincinnati Bell, Inc., 8.25%, 10/15/17	50,000	52
	Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	35,000	38
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	20,000	21
	Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	45,000	61
	Cricket Communications, Inc., 7.75%, 10/15/20	100,000	96
	Crown Castle International Corp., 5.25%, 1/15/23	35,000	34
	Digicel Group, Ltd., 8.25%, 9/30/20 144A	20,000	21
	Digicel, Ltd., 6.00%, 4/15/21 144A	40,000	38
	Frontier Communications Corp., 8.125%, 10/1/18	30,000	33
	Frontier Communications Corp., 8.25%, 4/15/17	70,000	79
	Frontier Communications Corp., 8.50%, 4/15/20	55,000	61
	Frontier Communications Corp., 8.75%, 4/15/22	30,000	33
	Frontier Communications Corp., 9.25%, 7/1/21	30,000	34
	GCI, Inc., 8.625%, 11/15/19	70,000	72
	MetroPCS Wireless, Inc., 6.25%, 4/1/21 144A	90,000	92
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	30,000	31
	MetroPCS Wireless, Inc., 6.625%, 4/1/23 144A	60,000	61
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	50,000	53
	NII Capital Corp., 7.625%, 4/1/21	75,000	58
	NII Capital Corp., 8.875%, 12/15/19	115,000	97
	NII International Telecom Sarl, 7.875%, 8/15/19 144A	40,000	38
	NII International Telecom Sarl, 11.375%, 8/15/19 144A	20,000	21
	SBA Communications Corp., 5.625%, 10/1/19 144A	35,000	35
	SBA Telecommunications, Inc., 5.75%, 7/15/20 144A	30,000	30
	SBA Telecommunications, Inc., 8.25%, 8/15/19	23,000	25
	Sprint Capital Corp., 6.90%, 5/1/19	35,000	36
	Sprint Nextel Corp., 6.00%, 12/1/16	40,000	42
	Sprint Nextel Corp., 6.00%, 11/15/22	60,000	59
	Sprint Nextel Corp., 7.00%, 3/1/20 144A	35,000	38
	Sprint Nextel Corp., 7.00%, 8/15/20	30,000	31
	Sprint Nextel Corp., 8.375%, 8/15/17	85,000	95
	Sprint Nextel Corp., 9.00%, 11/15/18 144A	70,000	82
	Sprint Nextel Corp., 9.125%, 3/1/17	35,000	40
	Sprint Nextel Corp., 11.50%, 11/15/21	50,000	66
	tw telecom holdings, Inc., 5.375%, 10/1/22	10,000	10
	Wind Acquisition Finance SA, 6.50%, 4/30/20 144A	55,000	55
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	94,710	95
	Windstream Corp., 6.375%, 8/1/23	35,000	33
	Windstream Corp., 7.00%, 3/15/19	65,000	65
	Windstream Corp., 7.75%, 10/15/20	25,000	26
	Windstream Corp., 7.875%, 11/1/17	50,000	55

	Total		2,400

	Transportation (0.0%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	45,000	46

	Below Investment Grade Segment (8.6%)	Shares/ $ Par	Value $ (000’s)

	Transportation continued
	HDTFS, Inc., 6.25%, 10/15/22	10,000	10
	The Hertz Corp., 4.25%, 4/1/18 144A	10,000	10
	The Hertz Corp., 5.875%, 10/15/20	15,000	16

	Total		82

	Total Below Investment Grade Segment
	(Cost: $20,371)		20,619

	Investment Companies (15.6%)

	Investment Companies (15.6%)
	iShares Barclays MBS Bond Fund	17,090	1,798
	iShares MSCI EAFE Index Fund	41,630	2,389
	iShares MSCI Emerging Markets Index	18,120	699
	iShares MSCI South Korea Index Fund	2,500	133
	iShares Russell 2000 Index Fund	15,000	1,457
	iShares Russell Midcap Index Fund	10,303	1,338
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	996,877	950
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	4,058,755	7,456
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	19,780,175	17,051
	SPDR S&P Biotech ETF	4,300	448
	SPDR S&P MidCap 400 ETF Trust	9,339	1,965
	Vanguard Emerging Markets ETF	19,640	762
	Vanguard MSCI EAFE	28,920	1,030

	Total Investment Companies
	(Cost: $32,733)		37,476

	Short-Term Investments (12.1%)

	Commercial Paper (12.1%)
	Alpine Securitization Corp., 0.15%, 7/24/13	3,000,000	3,000
(b)	American Honda Finance Corp., 0.12%, 9/5/13	3,000,000	2,998
	Caterpillar Financial Services Corp., 0.12%, 7/25/13	3,000,000	3,000
	Darden Restaurants, Inc., 0.14%, 7/1/13	3,000,000	3,000
	Duke Energy Corp., 0.23%, 7/3/13	3,000,000	3,000
(k)	Federal National Mortgage Association, 0.07%, 8/22/13	1,000,000	1,000
	Govco LLC, 0.17%, 7/2/13	3,000,000	3,000
	John Deere Canada ULC, 0.09%, 7/12/13	3,000,000	3,000
	Johnson Controls, Inc., 0.23%, 7/2/13	1,100,000	1,100

The Accompanying Notes are an Integral Part of the Financial Statements.

182	Asset Allocation Portfolio

Asset Allocation Portfolio

	Short-Term Investments (12.1%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued
	Public Service Electric & Gas Co., 0.20%, 7/2/13	3,000,000	3,000
(b)	Wal-Mart Stores, Inc., 0.10%, 9/17/13	3,000,000	2,999

	Total		29,097

	Total Short-Term Investments
	(Cost: $29,098)		29,097

	Total Investments (101.7%)
	(Cost: $221,831)(a)		244,891

	Other Assets, Less Liabilities (-1.7%)		(3,964)

	Net Assets (100.0%)		240,927

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013 the value of these securities (in thousands) was $9,846 representing 4.1% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At June 30, 2013 the aggregate cost of securities for federal tax purposes (in thousands) was $221,831 and the net unrealized appreciation of investments based on that cost was $23,060 which is comprised of $25,929 aggregate gross unrealized appreciation and $2,869 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2013, $7,485)	91	9/13	$(209)
US Five Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2013, $1,220)	10	9/13	9
US Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2013, $2,054)	15	9/13	17
US Two Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2013, $1,539)	7	9/13	1

(c)	PIK — Payment In Kind

(d)	Defaulted Security

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio	183

Asset Allocation Portfolio

(j)	Swap agreements outstanding on June 30, 2013.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
MSCI Daily Net EAFE Index	Credit Suisse International	3-Month USD LIBOR - 15 Basis Points (Bps)	MSCI Daily Net EAFE Index Total Return	8/13	6,116	$(417)
Russell Midcap Growth Index	J.P. Morgan Chase London	Russell Midcap Growth Index Total Return	3-Month USD LIBOR + 15 Bps	8/13	9,573	144
Russell Midcap Index	Credit Suisse International	3-Month USD LIBOR - 15 Bps	Russell Midcap Index Total Return	8/13	2,469	(29)
Russell Midcap Value Index	J.P. Morgan Chase London	3-Month USD LIBOR + 24 Bps	Russell Midcap Value Index Total Return	8/13	9,516	(146)

						$(448)

(k)	Cash or securities with an aggregate value of $1,000 (in thousands) has been pledged as collateral for swap contracts outstanding or short sales on June 30, 2013.

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

(o)	Short sales outstanding on June 30, 2013.

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association - TBA	3.50%	7/43	$200	$200	$203

(q)	Affiliated Company

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2013. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$97,413	$-	$21
Preferred Stocks	208	87	-
US Government & Agency Bonds	-	22,424	-
Municipal Bonds	-	1,384	-
Corporate Bonds	-	35,043	-
Structured Products	-	21,559	179
Investment Companies	37,476	-	-
Short-Term Investments	-	29,097	-
Other Financial Instruments^
Futures	27	-	-
Total Return Swaps	144	-	-
Liabilities:
Short Sales	-	(203)	-
Other Financial Instruments^
Futures	(209)	-	-
Total Return Swaps	(592)	-	-
Total	$134,467	$109,391	$200

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

184	Asset Allocation Portfolio

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185

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2013 (unaudited)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio
Assets
Unaffiliated Investments, at Value (1)	$550,141	$416,732	$414,486	$90,640	$1,897,722
Affiliated Investments, at Value (2)	-	-	-	-	-
Investments in Repurchase Agreements, at Value (3)	-	-	-	-	-
Cash & Cash Equivalents	18,929	17,021	5,439	-	-
Foreign Currency, at Value (4)	-	-	-	-	-
Cash Collateral for Derivative Positions	-	-	-	-	-
Receivable for Portfolio Shares Sold	-	-	-	-	-
Receivable for Investment Securities Sold	-	4,424	-	461	-
Receivable for Treasury Roll Transactions	-	-	-	-	-
Futures Variation Margin	-	-	-	-	-
Outstanding Options Written, at Value (6)	-	-	-	-	-
Outstanding Swap Contracts, at Value (8)	-	-	-	-	-
Receivable for Foreign Currency	-	-	-	-	-
Prepaid Expenses and Other Assets	10	8	7	7	22
Dividends and Interest Receivable	520	244	541	145	2,803

Total Assets	569,600	438,429	420,473	91,253	1,900,547

Liabilities
Payable for Portfolio Shares Redeemed	-	-	-	-	-
Payable for Investment Securities Purchased	-	1,254	-	13	480
Payable for Treasury Roll Transactions	-	-	-	-	-
Futures Variation Margin	-	-	-	-	107
Outstanding Options Written, at Value (6)	-	-	-	-	-
Securities Sold Short, at Value (7)	-	-	-	-	-
Outstanding Swap Contracts, at Value (9)	-	-	-	-	-
Payable for Foreign Currency	-	-	-	-	-
Collateral from Counterparty	-	-	-	-	-
Collateral for Securities on Loan (5)	-	-	-	-	-
Investment Advisory Fees	186	234	142	54	294
Deferred Income for Treasury Roll Transactions	-	-	-	-	-
Accrued Expenses	39	39	33	19	117

Total Liabilities	225	1,527	175	86	998

Net Assets	$569,375	$436,902	$420,298	$91,167	$1,899,549

Represented By:
Aggregate Paid in Capital (10) (11)	$390,307	$318,984	$334,164	$78,701	$1,173,183
Undistributed Net Investment Income (Loss)	7,274	2,827	8,606	589	53,116
Undistributed Accumulated Net Realized Gain (Loss)	65,286	30,180	1,507	2,450	48,056
Net Unrealized Appreciation (Depreciation)	106,508	84,911	76,021	9,427	625,194

Net Assets for Shares Outstanding (10) (11)	$569,375	$436,902	$420,298	$91,167	$1,899,549

Net Asset Value, Offering and Redemption Price per Share	$2.60	$2.24	$1.52	$0.95	$3.23

(1) Unaffiliated Investments, at Cost	$443,633	$331,821	$338,465	$81,213	$1,271,864
(2) Affiliated Investments, at Cost	-	-	-	-	-
(3) Investments in Repurchase Agreements, at Cost	-	-	-	-	-
(4) Foreign Currency, at Cost	-	-	-	-	-
(5) Securities on Loan	-	-	-	-	-
(6) Premiums Received on Options Written	-	-	-	-	-
(7) Proceeds Received from Short Sales	-	-	-	-	-
(8) Premiums Paid on Swap Contracts	-	-	-	-	-
(9) Premiums Received from Swap Contracts	-	-	-	-	-
(10) Shares Outstanding	219,180	195,314	276,258	95,505	588,308
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

186	Statements of Assets and Liabilities

Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$105,276	$443,127	$501,314	$857,891	$543,835	$200,437	$401,182	$91,525	$462,624
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
21	-	97	24,252	-	-	11,973	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
4,864	-	415	-	2,044	7,240	-	469	3,501
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
9	-	-	-	-	94	-	-	-
6	8	8	12	18	7	8	18	7
198	1,123	790	624	644	454	243	114	605

110,374	444,258	502,624	882,779	546,541	208,232	413,406	92,126	466,737

-	-	-	-	-	-	-	-	-
4,964	151	1,733	-	3,405	7,955	-	983	3,757
-	-	-	-	-	-	-	-	-
-	-	-	-	54	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
30	-	-	-	-	86	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
58	189	251	344	103	128	176	15	303
-	-	-	-	-	-	-	-	-
19	32	35	52	58	37	47	22	48

5,071	372	2,019	396	3,620	8,206	223	1,020	4,108

$105,303	$443,886	$500,605	$882,383	$542,921	$200,026	$413,183	$91,106	$462,629

$87,199	$411,882	$400,794	$639,465	$373,009	$161,796	$369,009	$71,784	$295,122
949	13,447	12,213	7,526	9,410	4,477	2,252	390	6,910
(2,364)	(40,725)	8,083	88,436	30,341	10,633	(17,830)	2,677	13,820
19,519	59,282	79,515	146,956	130,161	23,120	59,752	16,255	146,777

$105,303	$443,886	$500,605	$882,383	$542,921	$200,026	$413,183	$91,106	$462,629

$0.97	$1.14	$1.53	$3.60	$1.71	$1.50	$2.16	$1.17	$2.13

$85,736	$383,845	$421,799	$710,935	$413,177	$177,326	$341,430	$75,270	$315,847
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
108,164	389,008	326,376	244,809	317,802	133,136	191,379	78,037	217,540
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities	187

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2013 (unaudited)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Money Market Portfolio
Assets
Unaffiliated Investments, at Value (1)	$327,695	$297,480	$1,439,751	$274,613	$476,246
Affiliated Investments, at Value (2)	–	–	–	–	–
Investments in Repurchase Agreements, at Value (3)	–	–	–	–	–
Cash & Cash Equivalents	23,722	2,130	59,763	3,447	4,073
Foreign Currency, at Value (4)	152	319	4,343	710	–
Cash Collateral for Derivative Positions	–	–	–	–	–
Receivable for Portfolio Shares Sold	233	357	425	534	–
Receivable for Investment Securities Sold	–	448	14	–	–
Receivable for Treasury Roll Transactions	–	–	–	–	–
Futures Variation Margin	–	–	–	–	–
Outstanding Options Written, at Value (6)	–	–	–	–	–
Outstanding Swap Contracts, at Value (8)	–	–	–	–	–
Receivable for Foreign Currency	1	2	1	1	–
Prepaid Expenses and Other Assets	8	7	15	7	18
Dividends and Interest Receivable	826	1,227	6,164	1,184	325

Total Assets	352,637	301,970	1,510,476	280,496	480,662

Liabilities
Payable for Portfolio Shares Redeemed	89	44	646	61	–
Payable for Investment Securities Purchased	–	–	7,390	4,016	4,007
Payable for Treasury Roll Transactions	–	–	–	–	–
Futures Variation Margin	–	–	–	–	–
Outstanding Options Written, at Value (6)	–	–	–	–	–
Securities Sold Short, at Value (7)	–	–	–	–	–
Outstanding Swap Contracts, at Value (9)	–	–	–	–	–
Payable for Foreign Currency	–	–	–	–	–
Collateral from Counterparty	–	–	–	–	–
Collateral for Securities on Loan (5)	–	–	–	–	–
Investment Advisory Fees	179	195	705	240	–
Deferred Income for Treasury Roll Transactions	–	–	–	–	–
Accrued Expenses	59	55	246	84	24

Total Liabilities	327	294	8,987	4,401	4,031

Net Assets	$352,310	$301,676	$1,501,489	$276,095	$476,631

Represented By:
Aggregate Paid in Capital (10) (11)	$368,380	$277,821	$1,239,472	$282,735	$476,219
Undistributed Net Investment Income (Loss)	8,605	4,681	62,561	4,249	415
Undistributed Accumulated Net Realized Gain (Loss)	(47,055)	(6,368)	76,213	(80)	(3)
Net Unrealized Appreciation (Depreciation)	22,380	25,542	123,243	(10,809)	–

Net Assets for Shares Outstanding (10) (11)	$352,310	$301,676	$1,501,489	$276,095	$476,631

Net Asset Value, Offering and Redemption Price per Share	$1.25	$0.86	$1.84	$0.95	$1.00

(1) Unaffiliated Investments, at Cost	$305,307	$271,908	$1,316,434	$285,420	$476,246
(2) Affiliated Investments, at Cost	–	–	–	–	–
(3) Investments in Repurchase Agreements, at Cost	–	–	–	–	–
(4) Foreign Currency, at Cost	152	319	4,342	711	–
(5) Securities on Loan	–	–	–	–	–
(6) Premiums Received on Options Written	–	–	–	–	–
(7) Proceeds Received from Short Sales	–	–	–	–	–
(8) Premiums Paid on Swap Contracts	–	–	–	–	–
(9) Premiums Received from Swap Contracts	–	–	–	–	–
(10) Shares Outstanding	280,923	349,948	817,430	289,711	476,634
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	3,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

188	Statements of Assets and Liabilities

Short-Term Bond Portfolio	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$170,436	$1,851,659	$106,311	$252,365	$484,623	$393,937	$2,212,210	$219,435
–	–	–	–	–	–	164,042	25,456
–	–	57,000	–	–	4,300	–	–
86	2,666	–	–	–	–	–	–
–	–	–	164	–	8,089	–	–
–	–	42	–	–	–	4,460	260
–	–	–	–	–	–	–	–
20,759	269,036	–	–	2,904	7,517	171,475	11,867
–	–	109	–	–	–	–	–
11	9	3	–	–	6	20	–
–	–	–	–	–	–	–	–
–	–	–	2	–	2,079	1,436	144
16	122	–	1,163	–	1,807	73	–
6	20	6	16	8	9	23	7
1,184	8,406	810	1,334	6,557	5,274	8,382	824

192,498	2,131,918	164,281	255,044	494,092	423,018	2,562,121	257,993

–	–	–	–	–	–	–	–
25,691	362,317	229	137	12,423	1,218	243,715	16,109
–	–	65,154	–	–	–	–	–
6	3	–	12	–	2	460	37
–	–	59	–	–	85	–	–
–	7,309	–	–	–	3,350	4,695	203
–	–	–	1,769	–	4,268	4,452	592
–	–	–	50	–	2,269	–	–
–	–	–	–	–	1,040	–	–
–	80,150	–	–	–	–	40,750	–
43	391	43	111	161	248	496	82
–	–	105	–	–	–	–	–
24	85	24	41	62	58	70	43

25,764	450,255	65,614	2,120	12,646	12,538	294,638	17,066

$166,734	$1,681,663	$98,667	$252,924	$481,446	$410,480	$2,267,483	$240,927

$166,661	$1,615,958	$106,804	$247,710	$456,313	$389,115	$1,877,520	$205,280
858	53,952	704	4,034	41,168	21,431	92,645	8,544
(673)	4,928	(1,803)	7,099	(26,321)	5,995	143,060	4,675
(112)	6,825	(7,038)	(5,919)	10,286	(6,061)	154,258	22,428

$166,734	$1,681,663	$98,667	$252,924	$481,446	$410,480	$2,267,483	$240,927

$1.02	$1.27	$0.98	$1.13	$0.76	$1.10	$1.57	$1.20

$170,973	$1,845,186	$113,267	$257,829	$474,337	$396,398	$2,079,806	$200,449
–	–	–	–	–	–	137,484	21,382
–	–	57,500	–	–	4,300	–	–
–	–	–	169	–	7,934	–	–
–	78,738	–	–	–	–	39,928	–
–	–	19	–	–	63	–	–
–	7,219	–	–	–	3,474	4,637	200
–	–	–	–	–	1,571	–	–
–	–	–	–	–	1,145	–	–
162,806	1,323,410	100,619	223,752	637,544	374,537	1,446,036	200,776
2,000,000	3,000,000	2,000,000	2,000,000	3,000,000	2,000,000	4,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities	189

Consolidated Statement of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2013 (unaudited)

(Amounts in thousands)

Commodities Return Strategy Portfolio
Assets
Unaffiliated Investments, at Value (1)	$143,371
Affiliated Investments, at Value (2)	-
Investments in Repurchase Agreements, at Value (3)	-
Cash & Cash Equivalents	4,946
Foreign Currency, at Value (4)	-
Cash Collateral for Derivative Positions	500
Receivable for Portfolio Shares Sold	-
Receivable for Investment Securities Sold	-
Receivable for Treasury Roll Transactions	-
Futures Variation Margin	-
Outstanding Options Written, at Value (6)	-
Outstanding Swap Contracts, at Value (8)	-
Receivable for Foreign Currency	-
Prepaid Expenses and Other Assets	8
Dividends and Interest Receivable	136

Total Assets	148,961

Liabilities
Payable for Portfolio Shares Redeemed	-
Payable for Investment Securities Purchased	5,400
Payable for Treasury Roll Transactions	-
Futures Variation Margin	-
Outstanding Options Written, at Value (6)	-
Securities Sold Short, at Value (7)	-
Outstanding Swap Contracts, at Value (9)	1,793
Payable for Foreign Currency	-
Collateral from Counterparty	-
Collateral for Securities on Loan (5)	-
Investment Advisory Fees	89
Deferred Income for Treasury Roll Transactions	-
Accrued Expenses	40

Total Liabilities	7,322

Net Assets	$141,639

Represented By:
Aggregate Paid in Capital (10) (11)	$159,241
Undistributed Net Investment Income (Loss)	(606)
Undistributed Accumulated Net Realized Gain (Loss)	(15,248)
Net Unrealized Appreciation (Depreciation)	(1,748)

Net Assets for Shares Outstanding (10) (11)	$141,639

Net Asset Value, Offering and Redemption Price per Share	$0.70

(1) Unaffiliated Investments, at Cost	$143,326
(2) Affiliated Investments, at Cost	-
(3) Investments in Repurchase Agreements, at Cost	-
(4) Foreign Currency, at Cost	-
(5) Securities on Loan	-
(6) Premiums Received on Options Written	-
(7) Proceeds Received from Short Sales	-
(8) Premiums Paid on Swap Contracts	-
(9) Premiums Received from Swap Contracts	-
(10) Shares Outstanding	202,000
(11) Shares Authorized, $.01 Par Value	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

190	Consolidated Statement of Assets and Liabilities

[THIS PAGE INTENTIONALLY LEFT BLANK]

191

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2013 (unaudited)

(Amounts in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio	Large Company Value Portfolio
Investment Income
Income
Interest	$28	$18	$6	$(1)	$16	$-
Unaffiliated Dividends (1)	3,458	1,739	3,822	900	19,566	1,257

Total Income	3,486	1,757	3,828	899	19,582	1,257

Expenses
Investment Advisory Fees	1,180	1,570	886	331	1,818	347
Custodian Fees	7	3	6	4	18	8
Shareholder Reporting Fees	21	22	16	3	41	3
Audit Fees	10	10	10	10	10	10
Valuation Services	-	-	-	-	2	1
Compliance Fees	7	6	6	5	10	5
Directors Fees	12	12	12	10	19	10
Professional Fees	3	3	3	4	4	4
Trade Name Fees	-	-	-	-	45	-
Other Expenses	5	3	4	1	16	1

Total Expenses	1,245	1,629	943	368	1,983	389

Less Waived Fees:
Paid by Affiliate	(16)	(132)	-	(4)	-	(4)

Net Expenses	1,229	1,497	943	364	1,983	385

Net Investment Income (Loss)	2,257	260	2,885	535	17,599	872
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	11,067	33,105	10,919	2,437	15,390	3,765
Futures Contracts	2,351	-	278	-	2,975	-
Options Written	-	-	-	-	-	-
Swap Contracts	-	-	-	-	-	-
Foreign Currency Transactions	-	2	-	-	-	43

Net Realized Gain (Loss) on Investments	13,418	33,107	11,197	2,437	18,365	3,808

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	40,980	(5,771)	38,101	8,880	196,788	9,427
Futures Contracts	92	-	26	-	(673)	-
Options Written	-	-	-	-	-	-
Short Sales	-	-	-	-	-	(2)
Swap Contracts	-	-	-	-	-	-
Foreign Currency Transactions	-	-	-	-	-	(21)

Net Change in Unrealized Appreciation (Depreciation) of Investments	41,072	(5,771)	38,127	8,880	196,115	9,404

Net Gain (Loss) on Investments	54,490	27,336	49,324	11,317	214,480	13,212

Net Increase (Decrease) in Net Assets Resulting from Operations	$56,747	$27,596	$52,209	$11,852	$232,079	$14,084

(1) Net of Foreign Dividend Tax	$7	$-	$-	$32	$7	$7

The Accompanying Notes are an Integral Part of the Financial Statements.

192	Statements of Operations

Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$-	$12	$71	$12	$-	$35	$5	$5
5,910	5,782	6,421	4,169	2,417	1,138	476	2,881

5,910	5,794	6,492	4,181	2,417	1,173	481	2,886

1,176	1,495	2,285	649	774	1,095	103	1,877
4	9	7	15	18	11	20	5
15	20	29	18	17	26	4	29
10	10	11	10	10	11	10	10
-	2	-	1	1	-	2	1
6	6	8	6	6	6	5	6
12	12	14	12	10	11	10	13
3	3	3	3	3	3	4	3
-	-	-	27	-	-	7	-
4	3	8	4	1	4	1	4

1,230	1,560	2,365	745	840	1,167	166	1,948

-	-	(95)	(7)	(9)	-	(22)	-

1,230	1,560	2,270	738	831	1,167	144	1,948

4,680	4,234	4,222	3,443	1,586	6	337	938

15,520	10,422	40,900	11,415	10,616	20,537	2,036	12,400
-	-	10,348	1,839	-	5,335	-	-
-	-	-	-	-	144	-	-
-	-	-	-	-	-	1,034	-
-	(1)	-	-	290	-	-	-

15,520	10,421	51,248	13,254	10,906	26,016	3,070	12,400

46,044	44,664	31,676	52,809	13,023	28,929	8,663	37,971
-	-	(471)	(584)	-	(352)	-	-
-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-
-	(2)	-	-	10	-	-	-

46,044	44,662	31,205	52,225	13,033	28,577	8,663	37,971

61,564	55,083	82,453	65,479	23,939	54,593	11,733	50,371

$66,244	$59,317	$86,675	$68,922	$25,525	$54,599	$12,070	$51,309

$-	$37	$-	$-	$7	$-	$-	$3

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations	193

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2013 (unaudited)

(Amounts in thousands)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Money Market Portfolio	Short-Term Bond Portfolio
Investment Income
Income
Interest	$7	$2	$7	$3	$419	$901
Unaffiliated Dividends (1)	4,659	5,675	32,133	3,781	-	-

Total Income	4,666	5,677	32,140	3,784	419	901

Expenses
Investment Advisory Fees	1,121	1,205	4,935	1,520	691	261
Custodian Fees	137	155	407	284	6	7
Shareholder Reporting Fees	28	12	56	19	12	8
Audit Fees	11	11	11	11	10	12
Valuation Services	-	-	-	-	1	9
Compliance Fees	6	6	10	6	6	5
Directors Fees	11	11	18	11	12	10
Professional Fees	12	15	9	25	2	2
Interest Expense	-	-	-	-	-	-
Other Expenses	3	4	12	2	4	1

Total Expenses	1,329	1,419	5,458	1,878	744	315

Less Waived Fees:
Paid by Affiliate	-	(2)	(440)	-	(691)	-

Net Expenses	1,329	1,417	5,018	1,878	53	315

Net Investment Income (Loss)	3,337	4,260	27,122	1,906	366	586
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	22,885	9,024	76,377	900	-	269
Futures Contracts	-	-	-	-	-	300
Options Written	-	-	-	-	-	-
Swap Contracts	-	-	-	-	-	-
Foreign Currency Transactions	48	(65)	(586)	(75)	-	1

Net Realized Gain (Loss) on Investments	22,933	8,959	75,791	825	-	570

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(13,774)	(3,684)	(66,824)	(32,072)	-	(1,935)
Futures Contracts	-	-	-	-	-	359
Options Written	-	-	-	-	-	-
Short Sales	-	-	-	-	-	-
Swap Contracts	-	-	-	-	-	-
Foreign Currency Transactions	(11)	(35)	(93)	(4)	-	15

Net Change in Unrealized Appreciation (Depreciation) of Investments	(13,785)	(3,719)	(66,917)	(32,076)	-	(1,561)

Net Gain (Loss) on Investments	9,148	5,240	8,874	(31,251)	-	(991)

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,485	$9,500	$35,996	$(29,345)	$366	$(405)

(1) Net of Foreign Dividend Tax	$135	$255	$808	$103	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

194	Statements of Operations

Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$17,767	$1,028	$2,014	$14,555	$9,615	$15,912	$1,347
-	-	-	189	(26)	6,669	955

17,767	1,028	2,014	14,744	9,589	22,581	2,302

2,505	288	717	1,016	1,533	3,382	646
23	4	19	12	43	45	32
28	4	14	32	11	14	4
12	16	11	14	15	13	12
47	4	19	22	81	58	55
10	5	6	6	6	12	6
19	10	11	12	11	22	11
3	3	3	3	5	4	2
-	12	-	-	-	-	-
15	1	2	4	3	21	2

2,662	347	802	1,121	1,708	3,571	770

-	-	-	-	-	(204)	(119)

2,662	347	802	1,121	1,708	3,367	651

15,105	681	1,212	13,623	7,881	19,214	1,651

(6,736)	2,960	2,124	6,991	221	39,491	5,680
1,733	(103)	411	-	(381)	18,002	1,738
-	6	-	-	40	-	-
-	-	(158)	-	2,116	11,256	1,744
(3)	-	(180)	-	1,635	(400)	(102)

(5,006)	2,863	2,197	6,991	3,631	68,349	9,060

(53,463)	(12,452)	(23,465)	(18,636)	(24,650)	11,221	4,442
(206)	(30)	206	-	(931)	(1,380)	(139)
-	(41)	-	-	(12)	-	-
(90)	-	-	-	126	(58)	(3)
-	-	(1,386)	-	(5,182)	(7,109)	(990)
116	-	1,564	-	545	807	117

(53,643)	(12,523)	(23,081)	(18,636)	(30,104)	3,481	3,427

(58,649)	(9,660)	(20,884)	(11,645)	(26,473)	71,830	12,487

$(43,544)	$(8,979)	$(19,672)	$1,978	$(18,592)	$91,044	$14,138

$—	$-	$-	$-	$-	$(15)	$1

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations	195

Consolidated Statement of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2013 (unaudited)

(Amounts in thousands)

Commodities Return Strategy Portfolio
Investment Income
Income
Interest	$158

Total Income	158

Expenses
Investment Advisory Fees	596
Custodian Fees	10
Shareholder Reporting Fees	13
Audit Fees	17
Valuation Services	3
Compliance Fees	6
Directors Fees	10
Professional Fees	6
Other Expenses	1

Total Expenses	662

Less Waived Fees:

Net Expenses	662

Net Investment Income (Loss)	(504)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	31
Futures Contracts	-
Options Written	-
Swap Contracts	(15,280)
Foreign Currency Transactions	-

Net Realized Gain (Loss) on Investments	(15,249)

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(21)
Futures Contracts	-
Options Written	-
Short Sales	-
Swap Contracts	(1,894)
Foreign Currency Transactions	-

Net Change in Unrealized Appreciation (Depreciation) of Investments	(1,915)

Net Gain (Loss) on Investments	(17,164)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,668)

(1) Net of Foreign Dividend Tax	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

196	Consolidated Statement of Operations

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197

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Growth Stock Portfolio		Focused Appreciation Portfolio		Large Cap Core Stock Portfolio
	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,257	$4,944	$260	$2,566	$2,885	$5,682
Net Realized Gain (Loss) on Investments	13,418	62,698	33,107	(1,412)	11,197	36,219
Net Change in Unrealized Appreciation (Depreciation) of Investments	41,072	(1,446)	(5,771)	60,768	38,127	1,110

Net Increase (Decrease) in Net Assets Resulting from Operations	56,747	66,196	27,596	61,922	52,209	43,011

Distributions to Shareholders from:
Net Investment Income	-	(3,139)	-	(1,010)	-	(4,738)
Net Realized Gain on Investments	-	-	-	-	-	-

Net Decrease in Net Assets Resulting from Distributions to Shareholders	-	(3,139)	-	(1,010)	-	(4,738)

Capital Transactions:
Shares Sold	12,478	22,764	42,056	66,064	8,074	19,247
Reinvestment of Distributions Paid	-	3,139	-	1,010	-	4,738
Shares Redeemed	(33,665)	(69,152)	(21,370)	(44,486)	(24,664)	(54,648)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(21,187)	(43,249)	20,686	22,588	(16,590)	(30,663)

Total Increase (Decrease) in Net Assets	35,560	19,808	48,282	83,500	35,619	7,610
Net Assets
Beginning of Period	533,815	514,007	388,620	305,120	384,679	377,069

End of Period	$569,375	$533,815	$436,902	$388,620	$420,298	$384,679

Undistributed Net Investment Income (Loss)	$7,274	$5,017	$2,827	$2,567	$8,606	$5,722

Portfolio Share Transactions:
Shares Sold	4,934	9,822	19,195	32,803	5,508	14,617
Reinvestment of Distributions Paid	-	1,334	-	491	-	3,570
Shares Redeemed	(13,323)	(29,689)	(9,689)	(22,199)	(16,758)	(41,515)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(8,389)	(18,533)	9,506	11,095	(11,250)	(23,328)

The Accompanying Notes are an Integral Part of the Financial Statements.

198	Statements of Changes in Net Assets

Large Cap Blend Portfolio		Index 500 Stock Portfolio		Large Company Value Portfolio		Domestic Equity Portfolio
For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012

$535	$791	$17,599	$35,790	$872	$1,616	$4,680	$8,903
2,437	15,674	18,365	38,551	3,808	3,089	15,520	74,949
8,880	(6,031)	196,115	169,318	9,404	7,189	46,044	(30,765)

11,852	10,434	232,079	243,659	14,084	11,894	66,244	53,087

-	(736)	-	(29,810)	-	(1,609)	-	(8,652)
-	(3,145)	-	(30,519)	-	-	-	-

-	(3,881)	-	(60,329)	-	(1,609)	-	(8,652)

5,446	8,359	53,624	84,780	8,444	16,192	10,631	19,983
-	3,881	-	60,329	-	1,609	-	8,652
(4,831)	(9,361)	(90,625)	(193,769)	(4,140)	(10,845)	(33,047)	(58,823)

615	2,879	(37,001)	(48,660)	4,304	6,956	(22,416)	(30,188)

12,467	9,432	195,078	134,670	18,388	17,241	43,828	14,247

78,700	69,268	1,704,471	1,569,801	86,915	69,674	400,058	385,811

$91,167	$78,700	$1,899,549	$1,704,471	$105,303	$86,915	$443,886	$400,058

$589	$54	$53,116	$35,516	$949	$77	$13,447	$8,767

5,864	10,144	17,206	30,570	9,048	20,250	9,760	21,305
-	4,694	-	21,584	-	1,922	-	9,059
(5,242)	(11,477)	(29,167)	(69,725)	(4,442)	(13,598)	(30,425)	(62,470)

622	3,361	(11,961)	(17,571)	4,606	8,574	(20,665)	(32,106)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets	199

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Equity Income Portfolio		Mid Cap Growth Stock Portfolio		Index 400 Stock Portfolio
	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
Change in Net Assets
Operations
Net Investment Income (Loss)	$4,234	$8,063	$4,222	$3,305	$3,443	$5,992
Net Realized Gain (Loss) on Investments	10,421	12,435	51,248	91,037	13,254	20,492
Net Change in Unrealized Appreciation (Depreciation) of Investments	44,662	35,615	31,205	1,105	52,225	48,574

Net Increase (Decrease) in Net Assets Resulting from Operations	59,317	56,113	86,675	95,447	68,922	75,058

Distributions to Shareholders from:
Net Investment Income	-	(5,715)	-	(1,047)	-	(4,278)
Net Realized Gain on Investments	-	-	-	-	-	(20,389)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	-	(5,715)	-	(1,047)	-	(24,667)

Capital Transactions:
Shares Sold	52,770	83,503	17,338	24,202	22,102	26,484
Reinvestment of Distributions Paid	-	5,715	-	1,047	-	24,667
Shares Redeemed	(20,579)	(37,440)	(50,583)	(103,478)	(27,144)	(61,896)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	32,191	51,778	(33,245)	(78,229)	(5,042)	(10,745)

Total Increase (Decrease) in Net Assets	91,508	102,176	53,430	16,171	63,880	39,646
Net Assets
Beginning of Period	409,097	306,921	828,953	812,782	479,041	439,395

End of Period	$500,605	$409,097	$882,383	$828,953	$542,921	$479,041

Undistributed Net Investment Income (Loss)	$12,213	$7,979	$7,526	$3,305	$9,410	$5,967

Portfolio Share Transactions:
Shares Sold	35,697	65,567	4,892	7,606	13,292	18,148
Reinvestment of Distributions Paid	-	4,409	-	328	-	17,420
Shares Redeemed	(13,850)	(29,259)	(14,231)	(32,457)	(16,408)	(42,730)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	21,847	40,717	(9,339)	(24,523)	(3,116)	(7,162)

The Accompanying Notes are an Integral Part of the Financial Statements.

200	Statements of Changes in Net Assets

Mid Cap Value Portfolio		Small Cap Growth Stock Portfolio		Index 600 Stock Portfolio		Small Cap Value Portfolio
For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012

$1,586	$3,114	$6	$(463)	$337	$907	$938	$5,982
10,906	6,137	26,016	42,368	3,070	2,087	12,400	2,348
13,033	12,637	28,577	(6,639)	8,663	6,172	37,971	49,986

25,525	21,888	54,599	35,266	12,070	9,166	51,309	58,316

-	(2,021)	-	-	-	(1,766)	-	(1,466)
-	-	-	-	-	(1,713)	-	(4,508)

-	(2,021)	-	-	-	(3,479)	-	(5,974)

21,013	34,700	9,385	15,904	9,341	17,563	25,778	40,451
-	2,021	-	-	-	3,479	-	5,974
(9,735)	(17,622)	(27,027)	(54,303)	(4,027)	(7,019)	(24,106)	(51,685)

11,278	19,099	(17,642)	(38,399)	5,314	14,023	1,672	(5,260)

36,803	38,966	36,957	(3,133)	17,384	19,710	52,981	47,082

163,223	124,257	376,226	379,359	73,722	54,012	409,648	362,566

$200,026	$163,223	$413,183	$376,226	$91,106	$73,722	$462,629	$409,648

$4,477	$2,891	$2,252	$2,246	$390	$53	$6,910	$5,972

14,611	28,290	4,606	8,595	8,419	17,665	12,460	22,829
-	1,627	-	-	-	3,459	-	3,408
(6,765)	(14,307)	(13,158)	(29,293)	(3,605)	(7,076)	(11,600)	(29,098)

7,846	15,610	(8,552)	(20,698)	4,814	14,048	860	(2,861)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets	201

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	International Growth Portfolio		Research International Core Portfolio		International Equity Portfolio
	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,337	$5,721	$4,260	$3,328	$27,122	$34,224
Net Realized Gain (Loss) on Investments	22,933	(7,796)	8,959	(747)	75,791	21,809
Net Change in Unrealized Appreciation (Depreciation) of Investments	(13,785)	51,550	(3,719)	31,307	(66,917)	212,574

Net Increase (Decrease) in Net Assets Resulting from Operations	12,485	49,475	9,500	33,888	35,996	268,607

Distributions to Shareholders from:
Net Investment Income	-	(4,070)	-	(3,294)	-	(35,832)
Net Realized Gain on Investments	-	-	-	-	-	-

Net Decrease in Net Assets Resulting from Distributions to Shareholders	-	(4,070)	-	(3,294)	-	(35,832)

Capital Transactions:
Shares Sold	28,037	49,961	37,177	171,439	56,554	148,774
Reinvestment of Distributions Paid	-	4,070	-	3,294	-	35,832
Shares Redeemed	(17,930)	(35,933)	(6,269)	(36,015)	(76,757)	(149,755)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	10,107	18,098	30,908	138,718	(20,203)	34,851

Total Increase (Decrease) in Net Assets	22,592	63,503	40,408	169,312	15,793	267,626
Net Assets
Beginning of Period	329,718	266,215	261,268	91,956	1,485,696	1,218,070

End of Period	$352,310	$329,718	$301,676	$261,268	$1,501,489	$1,485,696

Undistributed Net Investment Income (Loss)	$8,605	$5,268	$4,681	$420	$62,561	$35,439

Portfolio Share Transactions:
Shares Sold	22,050	44,799	42,655	232,466	30,386	93,644
Reinvestment of Distributions Paid	-	3,700	-	4,000	-	22,200
Shares Redeemed	(14,070)	(31,918)	(7,195)	(49,434)	(41,154)	(91,135)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	7,980	16,581	35,460	187,032	(10,768)	24,709

The Accompanying Notes are an Integral Part of the Financial Statements.

202	Statements of Changes in Net Assets

Emerging Markets Equity Portfolio		Money Market Portfolio		Short-Term Bond Portfolio		Select Bond Portfolio
For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012

$1,906	$2,376	$366	$676	$586	$1,759	$15,105	$36,906
825	981	-	(3)	570	1,668	(5,006)	37,965
(32,076)	30,260	-	-	(1,561)	(520)	(53,643)	871

(29,345)	33,617	366	673	(405)	2,907	(43,544)	75,742

-	(309)	(366)	(676)	-	(1,769)	-	(43,260)
-	(93)	-	-	-	-	-	(34,872)

-	(402)	(366)	(676)	-	(1,769)	-	(78,132)

60,223	94,004	152,923	261,916	33,083	53,918	137,636	272,418
-	402	366	676	-	1,769	-	78,132
(11,259)	(17,981)	(160,095)	(275,715)	(10,980)	(77,505)	(97,722)	(148,297)

48,964	76,425	(6,806)	(13,123)	22,103	(21,818)	39,914	202,253

19,619	109,640	(6,806)	(13,126)	21,698	(20,680)	(3,630)	199,863

256,476	146,836	483,437	496,563	145,036	165,716	1,685,293	1,485,430

$276,095	$256,476	$476,631	$483,437	$166,734	$145,036	$1,681,663	$1,685,293

$4,249	$2,343	$415	$415	$858	$273	$53,952	$38,848

58,237	95,524	152,923	261,916	32,189	52,333	105,881	206,880
-	412	366	676	-	1,723	-	60,944
(10,856)	(18,224)	(160,095)	(275,715)	(10,682)	(75,475)	(75,314)	(112,464)

47,381	77,712	(6,806)	(13,123)	21,507	(21,419)	30,567	155,360

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets	203

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Long-Term U.S. Government Bond Portfolio		Inflation Protection Portfolio		High Yield Bond Portfolio
	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
Change in Net Assets
Operations
Net Investment Income (Loss)	$681	$2,751	$1,212	$4,182	$13,623	$27,445
Net Realized Gain (Loss) on Investments	2,863	(1,208)	2,197	5,864	6,991	175
Net Change in Unrealized Appreciation (Depreciation) of Investments	(12,523)	2,785	(23,081)	4,726	(18,636)	26,650

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,979)	4,328	(19,672)	14,772	1,978	54,270

Distributions to Shareholders from:
Net Investment Income	-	(2,108)	-	(5,598)	-	(26,613)
Net Realized Gain on Investments	-	(8,201)	-	(2,258)	-	-

Net Decrease in Net Assets Resulting from Distributions to Shareholders	-	(10,309)	-	(7,856)	-	(26,613)

Capital Transactions:
Shares Sold	8,961	30,564	35,869	79,866	42,338	75,159
Reinvestment of Distributions Paid	-	10,309	-	7,856	-	26,613
Shares Redeemed	(14,451)	(68,905)	(17,449)	(18,837)	(23,812)	(44,776)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(5,490)	(28,032)	18,420	68,885	18,526	56,996

Total Increase (Decrease) in Net Assets	(14,469)	(34,013)	(1,252)	75,801	20,504	84,653
Net Assets
Beginning of Period	113,136	147,149	254,176	178,375	460,942	376,289

End of Period	$98,667	$113,136	$252,924	$254,176	$481,446	$460,942

Undistributed Net Investment Income (Loss)	$704	$23	$4,034	$2,822	$41,168	$27,546

Portfolio Share Transactions:
Shares Sold	8,617	26,837	29,785	65,953	55,111	101,975
Reinvestment of Distributions Paid	-	9,468	-	6,652	-	37,168
Shares Redeemed	(13,933)	(60,368)	(14,617)	(15,520)	(31,035)	(60,648)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(5,316)	(24,063)	15,168	57,085	24,076	78,495

The Accompanying Notes are an Integral Part of the Financial Statements.

204	Statements of Changes in Net Assets

Multi-Sector Bond Portfolio		Balanced Portfolio		Asset Allocation Portfolio
For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012

$7,881	$12,395	$19,214	$49,144	$1,651	$4,364
3,631	6,453	68,349	174,617	9,060	23,713
(30,104)	22,217	3,481	(16,547)	3,427	(3,529)

(18,592)	41,065	91,044	207,214	14,138	24,548

-	(1,319)	-	(26,176)	-	(545)
-	(1,141)	-	-	-	-

-	(2,460)	-	(26,176)	-	(545)

74,221	121,444	67,290	95,710	8,952	17,527
-	2,460	-	26,176	-	545
(17,805)	(24,725)	(131,083)	(250,832)	(17,925)	(36,570)

56,416	99,179	(63,793)	(128,946)	(8,973)	(18,498)

37,824	137,784	27,251	52,092	5,165	5,505

372,656	234,872	2,240,232	2,188,140	235,762	230,257

$410,480	$372,656	$2,267,483	$2,240,232	$240,927	$235,762

$21,431	$13,550	$92,645	$73,431	$8,544	$6,893

64,567	112,153	42,918	65,209	7,491	16,052
-	2,258	-	17,818	-	494
(15,545)	(22,867)	(83,667)	(170,791)	(15,054)	(33,552)

49,022	91,544	(40,749)	(87,764)	(7,563)	(17,006)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets	205

Consolidated Statement of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Commodities Return Strategy Portfolio
	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
Change in Net Assets
Operations
Net Investment Income (Loss)	$(504)	$(841)
Net Realized Gain (Loss) on Investments	(15,249)	(3,110)
Net Change in Unrealized Appreciation (Depreciation) of Investments	(1,915)	375

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,668)	(3,576)

Distributions to Shareholders from:
Net Investment Income	-	-
Net Realized Gain on Investments	-	(3)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	-	(3)

Capital Transactions:
Shares Sold	48,166	72,049
Reinvestment of Distributions Paid	-	3
Shares Redeemed	(42,067)	(6,164)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	6,099	65,888

Total Increase (Decrease) in Net Assets	(11,569)	62,309
Net Assets
Beginning of Period	153,208	90,899

End of Period	$141,639	$153,208

Undistributed Net Investment Income (Loss)	$(606)	$(101)

Portfolio Share Transactions:
Shares Sold	63,058	89,364
Reinvestment of Distributions Paid	-	4
Shares Redeemed	(55,404)	(7,647)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	7,654	81,721

The Accompanying Notes are an Integral Part of the Financial Statements.

206	Consolidated Statement of Changes in Net Assets

Statement of Cash Flows

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2013 (unaudited)

(Amounts in thousands)

Long-Term U.S. Government Bond Portfolio
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,979)
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash from Operating Activities
Purchase of Investment Securities	(73,878)
Proceeds from Disposition of Investment Securities	77,780
Proceeds from Disposition (Purchase) of Short-Term Investments, net	8,352
Proceeds from (Payments for) Closed Futures Contracts	(141)
Cash Paid for Terminated Options Written	(16)
Premiums Received for Options Written	40
Amortization (Accretion) of Premium/Discount, net	339
(Increase) Decrease in:
Cash Collateral for Derivative Positions	(1,042)
Receivable for Investment Securities Sold	-
Prepaid Expenses and Other Assets	(4)
Dividends and Interest Receivable	(83)
Payable for Investment Securities Purchased	229
Payable for Investment Advisory Fees	(10)
Accrued Expenses	(1)
Change in Net Unrealized (Appreciation) Depreciation of:
Investment Securities	12,452
Futures Contracts	30
Options Written	41
Net Realized Gain (Loss) from:
Investment Securities	(2,960)
Futures Contracts	103
Options Written	(6)
Paydowns	(4)

Total Adjustments	21,221

Net Cash (Used in) Provided by Operating Activities	12,242

Cash Flows from Financing Activities
Cash Received from (Used for) Treasury Roll Transactions, net	(6,710)
Proceeds from Capital Shares Sold	9,015
Payment on Capital Shares Redeemed	(14,584)

Net Cash (Used in) Provided by Financing Activities	(12,279)

Net Increase (Decrease) in Cash and Cash Equivalents	(37)
Cash and Cash Equivalents, Beginning of Period	37

Cash and Cash Equivalents, End of Period	$-

Statement of Cash Flows	207

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Growth Stock Portfolio
2013(j)	$2.35	$0.01		$0.24	$0.25	$-	$-	$-	$2.60
2012	2.09	0.02		0.25	0.27	(0.01)	-	(0.01)	2.35
2011	2.13	0.01		(0.03)	(0.02)	(0.02)	-	(0.02)	2.09
2010	1.92	0.02		0.21	0.23	(0.02)	-	(0.02)	2.13
2009	1.41	0.01		0.52	0.53	(0.02)	-	(0.02)	1.92
2008	2.49	0.02		(0.94)	(0.92)	(0.02)	(0.14)	(0.16)	1.41
Focused Appreciation Portfolio
2013(j)	$2.09	$0.00	(e)	$0.15	$0.15	$-	$-	$-	$2.24
2012	1.75	0.01		0.34	0.35	(0.01)	-	(0.01)	2.09
2011	1.86	0.01		(0.12)	(0.11)	0.00 (e)	-	0.00 (e)	1.75
2010	1.70	0.00	(e)	0.16	0.16	-	-	-	1.86
2009	1.20	-		0.50	0.50	-	-	-	1.70
2008	2.05	-		(0.80)	(0.80)	(0.01)	(0.04)	(0.05)	1.20
Large Cap Core Stock Portfolio
2013(j)	$1.34	$0.01		$0.17	$0.18	$-	$-	$-	$1.52
2012	1.21	0.02		0.13	0.15	(0.02)	-	(0.02)	1.34
2011	1.24	0.02		(0.04)	(0.02)	(0.01)	-	(0.01)	1.21
2010	1.12	0.01		0.12	0.13	(0.01)	-	(0.01)	1.24
2009	0.88	0.01		0.25	0.26	(0.02)	-	(0.02)	1.12
2008	1.45	0.02		(0.57)	(0.55)	(0.02)	-	(0.02)	0.88
Large Cap Blend Portfolio
2013(j)	$0.83	$0.01		$0.11	$0.12	$-	$-	$-	$0.95
2012	0.76	0.01		0.10	0.11	(0.01)	(0.03)	(0.04)	0.83
2011	0.78	0.01		(0.02)	(0.01)	(0.01)	-	(0.01)	0.76
2010	0.69	0.01		0.09	0.10	(0.01)	-	(0.01)	0.78
2009	0.55	0.01		0.14	0.15	(0.01)	-	(0.01)	0.69
2008	0.93	0.01		(0.38)	(0.37)	(0.01)	-	(0.01)	0.55
Index 500 Stock Portfolio
2013(j)	$2.84	$0.03		$0.36	$0.39	$-	$-	$-	$3.23
2012	2.54	0.06		0.34	0.40	(0.05)	(0.05)	(0.10)	2.84
2011	2.60	0.05		(0.01)	0.04	(0.04)	(0.06)	(0.10)	2.54
2010	2.33	0.04		0.30	0.34	(0.05)	(0.02)	(0.07)	2.60
2009	1.95	0.05		0.45	0.50	(0.06)	(0.06)	(0.12)	2.33
2008	3.26	0.06		(1.22)	(1.16)	(0.06)	(0.09)	(0.15)	1.95
Large Company Value Portfolio
2013(j)	$0.84	$0.01		$0.12	$0.13	$-	$-	$-	$0.97
2012	0.73	0.02		0.11	0.13	(0.02)	-	(0.02)	0.84
2011	0.74	0.01		(0.01)	0.00 (e)	(0.01)	-	(0.01)	0.73
2010	0.67	0.01		0.07	0.08	(0.01)	-	(0.01)	0.74
2009	0.57	0.01		0.10	0.11	(0.01)	-	(0.01)	0.67
2008	0.93	0.02		(0.36)	(0.34)	(0.02)	-	(0.02)	0.57
Domestic Equity Portfolio
2013(j)	$0.98	$0.01		$0.15	$0.16	$-	$-	$-	$1.14
2012	0.87	0.02		0.11	0.13	(0.02)	-	(0.02)	0.98
2011	0.89	0.02		(0.02)	0.00 (e)	(0.02)	-	(0.02)	0.87
2010	0.79	0.02		0.10	0.12	(0.02)	-	(0.02)	0.89
2009	0.63	0.02		0.16	0.18	(0.02)	-	(0.02)	0.79
2008	1.15	0.03		(0.44)	(0.41)	(0.03)	(0.08)	(0.11)	0.63

(e)	Amount is less than $0.005.
(j)	For the six months ended June 30, 2013. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

208	Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

10.74%	$569,375	0.45	%(c)	0.44	%(c)	0.81	%(c)	14.23%
12.94	533,815	0.45		0.44		0.90		68.40
(1.30)	514,007	-		0.44		0.65		47.15
12.37	556,872	-		0.44		0.83		48.90
37.17	535,535	-		0.44		0.92		50.16
(38.86)	413,801	-		0.43		0.88		38.18

6.93%	$436,902	0.78	%(c)	0.72	%(c)	0.13	%(c)	32.51%
20.14	388,620	0.79		0.74		0.71		15.65
(6.10)	305,120	0.79	(p)	0.74	(p)	0.32		45.98
9.33	311,197	0.79	(p)	0.77	(p)	0.21		40.65
42.47	264,946	-		0.79		(0.14)		23.61
(40.01)	171,551	-		0.78		(0.09)		67.79

13.68%	$420,298	-		0.46	%(c)	1.40	%(c)	10.86%
11.63	384,679	0.46		0.46		1.43		74.09
(1.21)	377,069	-		0.45		1.26		51.46
12.91	408,330	-		0.46		1.21		43.16
29.33	379,809	-		0.46		1.35		42.82
(38.74)	310,665	-		0.44		1.35		50.12

15.20%	$91,167	0.85	%(c)	0.84	%(c)	1.23	%(c)	13.40%
15.20	78,700	0.87		0.82		1.05		132.66
(2.29)	69,268	-		0.82		0.82		35.91
14.29	63,777	-		0.84		0.83		34.89
27.40	47,031	-		0.85		1.33		39.32
(40.25)	29,382	0.87		0.85		1.15		59.53

13.74%	$1,899,549	-		0.22	%(c)	1.92	%(c)	1.24%
15.76	1,704,471	0.22		0.21		2.12		2.77
1.95	1,569,801	-		0.21		1.86		3.21
14.89	1,625,787	-		0.21		1.84		4.14
26.40	1,478,052	-		0.20		2.34		5.70
(36.94)	1,231,610	-		0.20		2.13		4.10

16.09%	$105,303	0.80	%(c)	0.80	%(c)	1.79	%(c)	15.04%
16.47	86,915	0.82		0.79		1.99		34.71
1.49	69,674	-		0.78		1.84		47.30
10.95	61,011	-		0.80		1.67		29.84
20.70	45,465	-		0.80		2.11		26.95
(37.23)	28,570	0.81		0.80		2.41		26.04

16.79%	$443,886	-		0.57	%(c)	2.17	%(c)	6.69%
14.35	400,058	0.58		0.58		2.23		134.18
0.91	385,811	-		0.57		2.26		40.73
14.62	408,437	-		0.58		2.29		48.18
29.52	361,647	-		0.59		2.99		67.19
(38.49)	281,556	-		0.57		2.89		60.11

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(p)	For the Focused Appreciation Portfolio, expense ratios reflect total expenses before a management fee waiver effective August 12, 2010, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights	209

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Equity Income Portfolio
2013(j)	$1.34	$0.01		$0.18	$0.19	$-	$-	$-	$1.53
2012	1.16	0.03		0.17	0.20	(0.02)	-	(0.02)	1.34
2011	1.19	0.02		(0.03)	(0.01)	(0.02)	-	(0.02)	1.16
2010	1.05	0.02		0.14	0.16	(0.02)	-	(0.02)	1.19
2009	0.87	0.02		0.19	0.21	(0.03)	-	(0.03)	1.05
2008	1.38	0.03		(0.51)	(0.48)	-	(0.03)	(0.03)	0.87
Mid Cap Growth Stock Portfolio
2013(j)	$3.26	$0.02		$0.32	$0.34	$-	$-	$-	$3.60
2012	2.92	0.01		0.33	0.34	0.00 (e)	-	0.00 (e)	3.26
2011	3.12	0.00	(e)	(0.19)	(0.19)	(0.01)	-	(0.01)	2.92
2010	2.52	0.01		0.60	0.61	(0.01)	-	(0.01)	3.12
2009	1.92	-		0.61	0.61	(0.01)	-	(0.01)	2.52
2008	3.68	0.01		(1.35)	(1.34)	(0.01)	(0.41)	(0.42)	1.92
Index 400 Stock Portfolio
2013(j)	$1.49	$0.01		$0.21	$0.22	$-	$-	$-	$1.71
2012	1.34	0.02		0.21	0.23	(0.01)	(0.07)	(0.08)	1.49
2011	1.47	0.01		(0.04)	(0.03)	(0.01)	(0.09)	(0.10)	1.34
2010	1.18	0.01		0.30	0.31	(0.01)	(0.01)	(0.02)	1.47
2009	0.90	0.01		0.32	0.33	(0.02)	(0.03)	(0.05)	1.18
2008	1.60	0.02		(0.55)	(0.53)	(0.02)	(0.15)	(0.17)	0.90
Mid Cap Value Portfolio
2013(j)	$1.30	$0.01		$0.19	$0.20	$-	$-	$-	$1.50
2012	1.13	0.03		0.16	0.19	(0.02)	-	(0.02)	1.30
2011	1.16	0.02		(0.03)	(0.01)	(0.02)	-	(0.02)	1.13
2010	0.98	0.02		0.17	0.19	(0.01)	-	(0.01)	1.16
2009	0.81	0.02		0.17	0.19	(0.01)	(0.01)	(0.02)	0.98
2008	1.28	0.01		(0.46)	(0.45)	-	(0.02)	(0.02)	0.81
Small Cap Growth Stock Portfolio
2013(j)	$1.88	$0.00	(e)	$0.28	$0.28	$-	$-	$-	$2.16
2012	1.72	0.00	(e)	0.16	0.16	-	-	-	1.88
2011	1.77	0.00	(e)	(0.04)	(0.04)	(0.01)	-	(0.01)	1.72
2010	1.42	0.00	(e)	0.36	0.36	(0.01)	-	(0.01)	1.77
2009	1.09	-		0.33	0.33	-	-	-	1.42
2008	2.37	-		(0.92)	(0.92)	-	(0.36)	(0.36)	1.09
Index 600 Stock Portfolio
2013(j)	$1.01	$0.00	(e)	$0.16	$0.16	$-	$-	$-	$1.17
2012	0.91	0.01		0.14	0.15	(0.03)	(0.02)	(0.05)	1.01
2011	0.94	0.01		(0.01)	0.00 (e)	(0.01)	(0.02)	(0.03)	0.91
2010	0.77	0.01		0.19	0.20	(0.03)	-	(0.03)	0.94
2009	0.64	0.01		0.15	0.16	(0.03)	0.00 (e)	(0.03)	0.77
2008	0.93	0.01		(0.29)	(0.28)	-	(0.01)	(0.01)	0.64
Small Cap Value Portfolio
2013(j)	$1.89	$0.00	(e)	$0.24	$0.24	$-	$-	$-	$2.13
2012	1.65	0.03		0.24	0.27	(0.01)	(0.02)	(0.03)	1.89
2011	1.69	0.01		(0.04)	(0.03)	(0.01)	-	(0.01)	1.65
2010	1.40	0.01		0.30	0.31	(0.02)	-	(0.02)	1.69
2009	1.14	0.01		0.30	0.31	(0.01)	(0.04)	(0.05)	1.40
2008	1.72	0.01		(0.45)	(0.44)	(0.01)	(0.13)	(0.14)	1.14

(e)	Amount is less than $0.005.
(j)	For the six months ended June 30, 2013. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

210	Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

14.22%	$500,605	-		0.67	%(c)	1.82	%(c)	8.99%
17.23	409,097	0.68		0.68		2.21		16.21
(0.92)	306,921	-		0.67		2.05		13.79
15.33	259,307	-		0.67		2.00		11.14
24.58	203,716	-		0.67		2.27		12.49
(35.81)	151,641	-		0.67		2.61		28.82

10.48%	$882,383	0.54	%(c)	0.52	%(c)	0.96	%(c)	24.04%
11.97	828,953	0.54		0.52		0.39		63.30
(6.18)	812,782	-		0.53		0.12		50.26
23.86	941,928	-		0.54		0.33		41.04
32.09 (o)	831,412	-		0.54		0.23		39.73
(40.08)	695,626	-		0.53		0.20		43.67

14.40%	$542,921	0.28	%(c)	0.28	%(c)	1.31	%(c)	4.40%
17.64	479,041	0.28		0.28		1.27		10.91
(1.92)	439,395	-		0.27		1.04		13.15
26.29	471,012	-		0.27		1.10		9.93
37.00	400,128	-		0.26		1.35		13.40
(36.28)	319,515	-		0.26		1.50		15.94

15.27%	$200,026	0.91	%(c)	0.90	%(c)	1.72	%(c)	31.50%
16.57	163,223	0.93		0.93		2.14		75.97
(0.61)	124,257	-		0.91		1.66		100.60
19.93	118,130	-		0.92		2.35		121.65
23.24	94,985	-		0.94		1.91		207.63
(35.07)	74,681	-		0.89		1.01		50.78

14.72%	$413,183	-		0.59	%(c)	0.00	%(c)	47.61%
9.48	376,226	0.59		0.59		(0.12)		76.49
(2.78)	379,359	-		0.57		(0.20)		75.67
25.85	418,965	-		0.59		0.03		74.54
31.17	350,161	-		0.59		0.15		111.08
(43.87)	284,621	-		0.57		0.01		146.28

15.89%	$91,106	0.40	%(c)	0.35	%(c)	0.81	%(c)	19.59%
15.80	73,722	0.42		0.35		1.36		38.47
0.90	54,012	0.37		0.35		0.72		52.75
25.90	45,991	0.42		0.35		0.88		46.88
25.17	30,716	0.45		0.35		0.78		51.96
(31.30)	21,174	0.55		0.35		1.38		71.09

12.48%	$462,629	-		0.87	%(c)	0.42	%(c)	6.03%
16.33	409,648	0.88		0.88		1.54		5.82
(1.36)	362,566	-		0.87		0.63		7.25
21.95	374,259	-		0.87		0.85		11.51
28.18	308,928	-		0.86		0.76		21.11
(28.13)	240,817	-		0.87		0.87		22.94

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(o)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, returns would have been lower.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights	211

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
International Growth Portfolio
2013(j)	$1.21	$0.01		$0.03	$0.04	$-	$-	$-	$1.25
2012	1.04	0.02		0.17	0.19	(0.02)	-	(0.02)	1.21
2011	1.21	0.02		(0.18)	(0.16)	(0.01)	-	(0.01)	1.04
2010	1.05	0.02		0.15	0.17	(0.01)	-	(0.01)	1.21
2009	0.86	0.02		0.18	0.20	(0.01)	-	(0.01)	1.05
2008	1.82	0.03		(0.80)	(0.77)	(0.02)	(0.17)	(0.19)	0.86
Research International Core Portfolio
2013(j)	$0.83	$0.01		$0.02	$0.03	$-	$-	$-	$0.86
2012	0.72	0.01		0.11	0.12	(0.01)	-	(0.01)	0.83
2011	0.82	0.01		(0.10)	(0.09)	(0.01)	-	(0.01)	0.72
2010	0.75	0.01		0.07	0.08	(0.01)	-	(0.01)	0.82
2009	0.58	0.01		0.17	0.18	(0.01)	-	(0.01)	0.75
2008	1.04	0.02		(0.46)	(0.44)	(0.01)	(0.01)	(0.02)	0.58
International Equity Portfolio
2013(j)	$1.79	$0.03		$0.02	$0.05	$-	$-	$-	$1.84
2012	1.52	0.04		0.27	0.31	(0.04)	-	(0.04)	1.79
2011	1.73	0.05		(0.22)	(0.17)	(0.04)	-	(0.04)	1.52
2010	1.65	0.04		0.09	0.13	(0.05)	-	(0.05)	1.73
2009	1.32	0.04		0.39	0.43	(0.07)	(0.03)	(0.10)	1.65
2008	2.67	0.07		(1.16)	(1.09)	(0.05)	(0.21)	(0.26)	1.32
Emerging Markets Equity Portfolio
2013(j)	$1.06	$0.01		$(0.12)	$(0.11)	$-	$-	$-	$0.95
2012	0.89	0.01		0.16	0.17	0.00 (e)	0.00 (e)	0.00 (e)	1.06
2011	1.11	0.01		(0.22)	(0.21)	(0.01)	-	(0.01)	0.89
2010	0.90	0.01		0.21	0.22	(0.01)	-	(0.01)	1.11
2009	0.53	0.01		0.37	0.38	(0.01)	-	(0.01)	0.90
2008	1.24	0.02		(0.71)	(0.69)	(0.02)	-	(0.02)	0.53
Money Market Portfolio
2013(j)	$1.00	$0.00	(e)	$-	$0.00 (e)	$0.00 (e)	$-	$0.00 (e)	$1.00
2012	1.00	0.00	(e)	-	0.00 (e)	0.00 (e)	-	0.00 (e)	1.00
2011	1.00	0.00	(e)	-	0.00 (e)	0.00 (e)	0.00 (e)	0.00 (e)	1.00
2010	1.00	0.00	(e)	-	0.00 (e)	0.00 (e)	0.00 (e)	0.00 (e)	1.00
2009	1.00	0.01		-	0.01	(0.01)	-	(0.01)	1.00
2008	1.00	0.03		-	0.03	(0.03)	-	(0.03)	1.00
Short-Term Bond Portfolio
2013(j)	$1.03	$0.00	(e)	$(0.01)	$(0.01)	$-	$-	$-	$1.02
2012	1.02	0.01		0.01	0.02	(0.01)	-	(0.01)	1.03
2011	1.03	0.02		(0.01)	0.01	(0.02)	0.00 (e)	(0.02)	1.02
2010	1.02	0.03		0.02	0.05	(0.03)	(0.01)	(0.04)	1.03
2009	0.99	0.04		0.02	0.06	(0.03)	-	(0.03)	1.02
2008	1.00	0.04		(0.01)	0.03	(0.04)	-	(0.04)	0.99

(e)	Amount is less than $0.005.
(j)	For the six months ended June 30, 2013. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

212	Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

3.81%	$352,310	-		0.76	%(c)	1.91	%(c)	40.10%
17.99	329,718	0.80		0.80		1.92		65.36
(13.17)	266,215	-		0.78		1.50		82.02
16.43	297,804	0.81	(q)	0.69	(q)	1.40		150.91
23.16	246,868	-		0.85		1.95		218.24
(46.19)	197,383	0.80		0.79		1.96		134.71

3.73%	$301,676	0.99	%(c)	0.99	%(c)	2.98	%(c)	16.66%
16.76	261,268	1.11		1.11		1.83		42.10
(10.48)	91,956	1.37		1.15		1.79		34.10
11.05	65,711	1.38		1.15		1.54		47.90
30.82	51,345	1.69		1.15		1.94		64.57
(42.54)	33,435	1.69		1.15		2.27		77.80

2.40%	$1,501,489	0.72	%(c)	0.66	%(c)	3.57	%(c)	20.28%
21.52	1,485,696	0.73		0.68		2.55		41.34
(10.10)	1,218,070	0.72	(f)	0.67	(f)	2.75		32.06
7.67	1,376,593	0.72	(f)	0.67	(f)	2.33		28.57
33.11 (o)	1,289,943	0.72	(f)	0.66	(f)	2.79		10.85
(43.78)	1,009,367	0.71	(f)	0.65	(f)	3.26		2.98

(9.92)%	$276,095	-		1.39	%(c)	1.41	%(c)	14.50%
18.83	256,476	1.49		1.48		1.17		27.32
(18.66)	146,836	1.59		1.50		1.21		45.56
24.08	140,665	1.57		1.50		0.98		51.60
69.73	113,931	1.62		1.50		1.37		66.35
(55.22)	52,386	1.79		1.50		2.10		109.36

0.08%	$476,631	0.32	%(c)	0.02	%(c)	0.16	%(c)	-%
0.15	483,437	0.32	(l)	0.09	(l)	0.15		-
0.14	496,563	0.30	(l)	0.08	(l)	0.13		-
0.29	476,291	0.30	(l)	0.00	(e), (l)	0.29		-
0.76 (o)	570,855	0.34	(l), (m)	0.04	(l), (m)	0.62		-
2.76	622,620	0.32	(l), (m)	0.32	(l), (m)	2.66		-

(0.19)%	$166,734	-		0.41	%(c)	0.76	%(c)	128.23%
2.07	145,036	0.41		0.40		1.18		267.65
0.55	165,716	-		0.38		1.79		116.64
3.63	130,420	-		0.39		2.48		115.08
7.22	96,710	-		0.39		3.54		65.56
2.71	69,797	-		0.40		4.29		74.86 (g)

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(f)	For the International Equity Portfolio, expense ratios reflect total expenses before a management fee waiver in effect from November 15, 2006, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).
(g)	Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.
(l)	For the Money Market Portfolio, expense ratios reflect total expenses before a management fee waiver effective December 31, 2008, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).
(m)	Reflects fee paid by the Portfolio to participate in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.
(o)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, returns would have been lower.
(q)	For the International Growth Portfolio, expense ratios reflect total expenses before a management fee waiver effective from October 1, 2010, through December 31, 2010, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights	213

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Select Bond Portfolio
2013(j)	$1.30	$0.01		$(0.04)	$(0.03)	$-	$-	$-	$1.27
2012	1.31	0.03		0.03	0.06	(0.04)	(0.03)	(0.07)	1.30
2011	1.29	0.04		0.05	0.09	(0.04)	(0.03)	(0.07)	1.31
2010	1.26	0.05		0.03	0.08	(0.05)	0.00 (e)	(0.05)	1.29
2009	1.21	0.06		0.05	0.11	(0.06)	-	(0.06)	1.26
2008	1.23	0.06		(0.02)	0.04	(0.06)	-	(0.06)	1.21
Long-Term U.S. Government Bond Portfolio
2013(j)	$1.07	$0.01		$(0.10)	$(0.09)	$-	$-	$-	$0.98
2012	1.13	0.03		0.02	0.05	(0.02)	(0.09)	(0.11)	1.07
2011	1.00	0.03		0.25	0.28	(0.02)	(0.13)	(0.15)	1.13
2010	1.00	0.03		0.08	0.11	(0.05)	(0.06)	(0.11)	1.00
2009	1.22	0.03		(0.11)	(0.08)	-	(0.14)	(0.14)	1.00
2008	1.04	0.03		0.19	0.22	(0.02)	(0.02)	(0.04)	1.22
Inflation Protection Portfolio
2013(j)	$1.22	$0.01		$(0.10)	$(0.09)	$-	$-	$-	$1.13
2012	1.18	0.02		0.06	0.08	(0.03)	(0.01)	(0.04)	1.22
2011	1.06	0.04		0.09	0.13	0.00 (e)	(0.01)	(0.01)	1.18
2010	1.06	0.03		0.03	0.06	(0.04)	(0.02)	(0.06)	1.06
2009	0.99	0.02		0.07	0.09	(0.02)	-	(0.02)	1.06
2008	1.04	0.05		(0.06)	(0.01)	(0.04)	-	(0.04)	0.99
High Yield Bond Portfolio
2013(j)	$0.75	$0.02		$(0.01)	$0.01	$-	$-	$-	$0.76
2012	0.70	0.05		0.05	0.10	(0.05)	-	(0.05)	0.75
2011	0.72	0.05		(0.02)	0.03	(0.05)	-	(0.05)	0.70
2010	0.68	0.06		0.03	0.09	(0.05)	-	(0.05)	0.72
2009	0.51	0.05		0.18	0.23	(0.06)	-	(0.06)	0.68
2008	0.70	0.05		(0.19)	(0.14)	(0.05)	-	(0.05)	0.51
Multi-Sector Bond Portfolio
2013(j)	$1.14	$0.02		$(0.06)	$(0.04)	$-	$-	$-	$1.10
2012	1.00	0.04		0.11	0.15	(0.01)	0.00 (e)	(0.01)	1.14
2011	1.03	0.05		(0.01)	0.04	(0.05)	(0.02)	(0.07)	1.00
2010	0.99	0.06		0.08	0.14	(0.08)	(0.02)	(0.10)	1.03
2009	0.85	0.04		0.15	0.19	(0.03)	(0.02)	(0.05)	0.99
2008	0.98	0.04		(0.11)	(0.07)	(0.06)	-	(0.06)	0.85
Commodities Return Strategy Portfolio
2013(j)	$0.79	$0.00	(e)	$(0.09)	$(0.09)	$-	$0.00 (e)	$0.00 (e)	$0.70
2012	0.81	(0.01)		(0.01)	(0.02)	-	0.00 (e)	0.00 (e)	0.79
2011(h)	1.00	0.00	(e)	(0.19)	(0.19)	-	0.00 (e)	0.00 (e)	0.81
Balanced Portfolio
2013(j)	$1.51	$0.01		$0.05	$0.06	$-	$-	$-	$1.57
2012	1.39	0.03		0.11	0.14	(0.02)	-	(0.02)	1.51
2011	1.40	0.03		0.00 (e)	0.03	(0.04)	-	(0.04)	1.39
2010	1.28	0.03		0.12	0.15	(0.03)	-	(0.03)	1.40
2009	1.10	0.04		0.19	0.23	(0.05)	-	(0.05)	1.28
2008	1.99	0.05		(0.41)	(0.36)	(0.02)	(0.51)	(0.53)	1.10

(e)	Amount is less than $0.005.
(h)	For the period April 29, 2011 (commencement of operations) through December 31, 2011
(j)	For the six months ended June 30, 2013. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

214	Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(2.53)%	$1,681,663	-		0.32	%(c)	1.79	%(c)	72.23	%(g)
4.96	1,685,293	0.32		0.31		2.32		130.37	(g)
7.16	1,485,430	-		0.30		3.10		139.34	(g)
6.59	1,362,096	-		0.30		3.51		112.85	(g)
9.37	1,200,071	-		0.30		4.42		66.49	(g)
3.26	1,088,647	-		0.30		5.06		85.39	(g)

(8.15)%	$98,667	-		0.66	%(c),(s)	1.29	%(c)	66.22	%(g),(t)
3.75	113,136	0 .66	(s)	0.65	(s)	2.35		164.63	%(g),(t)
28.92	147,149	-		0.59		2.32		665.73	(g)
10.62	103,380	-		0.60		2.76		525.61	(g)
(6.98)	82,888	-		0.60		2.75		589.06	(g)
20.76	90,206	-		0.62		2.51		272.80	(g)

(7.30)%	$252,924	-		0.62	%(c)	0.93	%(c)	13.58%
7.35	254,176	0.63		0.62		1.92		77.11
11.93	178,375	-		0.61		3.74		52.72
5.60	116,078	-		0.61		2.43		68.09
9.98	105,670	-		0.61		2.35		63.47
(1.38)	69,140	-		0.62		4.34		48.63	(g)

0.53%	$481,446	-		0.47	%(c)	5.72	%(c)	32.03%
13.89	460,942	0.48		0.47		6.50		45 .66
4.59	376,289	-		0.46		7.33		44 .40
14.56	343,549	-		0.47		7.99		71 .62
45.39	299,022	-		0.48		8.74		75 .30
(21.35)	212,003	-		0.47		8.55		43 .30

(4.28)%	$410,480	-		0.86	%(c)	3.96	%(c)	13.95	%(g)
14.94	372,656	0.86		0.85		4.11		41.31	(g)
4.99	234,872	-		0.83		5.15		59.18	(g)
13.19	182,453	-		0.84		5.41		102.10	(g)
22.08	145,720	-		0.85		4.43		93.70	(g)
(6.86)	94,121	-		0.88		4.40		23.40	(g)

(11.04)%	$141,639	-		0.88	%(c)	(0.66	)%(c)	67.90	%(g)
(2.35)	153,208	0.89		0.89		(0.67)		109.06	(g)
(19.30)	90,899	-	(c)	0.91	(c)	(0.51	)(c)	81.69	(g)

4.05%	$2,267,483	0.31	%(c)	0.30	%(c)	1.69	%(c)	45.82	%(g)
9.69	2,240,232	0.31		0.30		2.18		121.91	(g)
2.11	2,188,140	-		0.30		2.27		114.17	(g)
11.96	2,295,102	-		0.30		2.58		81.33	(g)
21.43	2,202,539	-		0.30		3.07		73.12	(g)
(22.72)	1,994,701	-		0.30		3.26		68.34	(g)

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(g)	Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.
(s)	The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.63% for the period ended June 30, 2013 and 0.63% and 0.62% respectively for the period ended December 31, 2012.
(t)	Due to a change in accounting standards effective for 2012, certain treasury roll transactions which were previously accounted for as a sale and subsequent repurchase are now accounted for as a secured borrowing. Had the change in standards not occurred, the portfolio turnover rate would have been 231.74% for the period ended June 30, 2013 and 504.73% for the period ended December 31, 2012.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights	215

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations		Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Asset Allocation Portfolio
2013(j)	$1.13	$0.01	$0.06	$0.07		$-	$-	$-	$1.20
2012	1.02	0.02	0.09	0.11		0.00 (e)	-	0.00 (e)	1.13
2011	1.05	0.02	(0.02)	0.00	(e)	(0.03)	-	(0.03)	1.02
2010	0.96	0.02	0.10	0.12		(0.03)	-	(0.03)	1.05
2009	0.77	0.02	0.20	0.22		(0.03)	-	(0.03)	0.96
2008	1.24	0.03	(0.38)	(0.35)		(0.03)	(0.09)	(0.12)	0.77

(e)	Amount is less than $0.005.
(j)	For the six months ended June 30, 2013. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

216	Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

6.01%	$240,927	0.64	%(c)	0.54	%(c)	1.37	%(c)	39.33	%(g)
11.02	235,762	0.63		0.54		1.84		119.01	(g)
(0.08)	230,257	0.58		0.53		1.74		95.15	(g)
13.01	248,166	0.58		0.53		2.01		73.04	(g)
27.09	232,454	0.60		0.55		2.44		78.15	(g)
(30.13)	199,640	0.60		0.54		2.59		74.22	(g)

(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(g)	Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights	217

Notes to Financial Statements

Note 1. Organization

Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as an open-end management investment company under the Investment Company Act of 1940. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Commodities Return Strategy Portfolio, Balanced Portfolio and Asset Allocation Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). All of the outstanding shares of each Portfolio are held by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) for its general account and/or for its segregated asset accounts (either directly or indirectly through one or more underlying Portfolios operating as affiliated fund of funds).

During the period ended June 30, 2013, Northwestern Mutual made redemptions from the following Portfolios totaling:

Portfolio	Redemption Amount
Commodities Return Strategy Portfolio	$37,952,656

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to dividend income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends are netted against dividend income and separately disclosed in the Statements of Operations.

Some of the Portfolios may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Portfolios may record a deferred tax liability in respect of unrealized appreciation on foreign securities for capital gains net of losses, if applicable, and repatriation taxes.

C. Federal Income Taxes — The Portfolios’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on distributable income and gains. Therefore, no federal income tax or excise provision is required.

In accordance with the authoritative guidance for uncertainty in income taxes, management of the Portfolios has reviewed all open tax years (2009 to 2012) for major jurisdictions and concluded there was no material impact to the Portfolios’ net assets or results of operations. There is no material tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

D. Distributions — Dividends from net investment income and net realized capital gains are declared each business day for the Money Market Portfolio and at least annually for the remaining Portfolios of the Series Fund, when applicable.

E. Other — The Portfolios record security transactions on trade date. The basis for determining cost on sale of securities is identified cost. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

218	Notes to Financial Statements

Notes to Financial Statements

Note 3. Security Valuation

For purposes of calculating a net asset value, portfolio securities and other assets are valued as of the close of trading on the
New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

•	Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

•

Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolios’ perceived risk of that instrument.

The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’ investments classified as Level 1 and Level 2 in the fair value hierarchy:

•

Equity securities (common and preferred stock) for which market quotations are readily available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign securities, fair value procedures are used if a significant event occurs between the close of the foreign market and the U.S. market close. The fair value price is reflected as Level 2 in the fair value hierarchy.

•

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

•	Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 in the fair value hierarchy.

•

Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

•

Investments in open-end mutual funds (including other Portfolios) are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 in the fair value hierarchy. Investments in privately held mutual funds are valued at the mutual fund’s closing net asset value per share and are categorized as Level 2 in the fair value hierarchy.

Notes to Financial Statements	219

Notes to Financial Statements

•

Money market investments, other than in the Money Market Portfolio, with maturities exceeding 60 days are generally valued by a pricing service. Money market investments with maturities of 60 days or less and all securities in the Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market. Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

•

Listed derivatives, such as futures or option contracts, that are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.

•

Over-the-counter financial derivatives, such as foreign currency contracts, futures contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’ investments classified as Level 3 in the fair value hierarchy:

•

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Series Fund’s Board of Directors. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g. trade information or broker quotes). The factors considered in reaching these values at June 30, 2013 included, but were not limited to, broker quotes, analysis of the likely outcome of pending litigation, liquidity, prepayment speed, duration and recoverability.

A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of Investments. Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in investments’ valuation changes. The Portfolios recognize transfers between levels as of the end of the period.

At December 31, 2012, the fair market value of certain securities was adjusted, resulting in their level 2 classification, due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE. At June 30, 2013 the fair market value was not adjusted which resulted in their level 1 classification. The following table summarizes security transfers from Level 2 to Level 1 for each Portfolio as of June 30, 2013 (amounts in thousands):

Portfolio	Amount
Large Company Value Portfolio	$949
Equity Income Portfolio	3,973
Mid Cap Value Portfolio	2,592
International Growth Portfolio	300,751
Research International Core Portfolio	282,390
International Equity Portfolio	1,363,838
Emerging Markets Equity Portfolio	197,756

The Series Fund has adopted policies and procedures which govern the pricing of Portfolio securities. The Series Fund’s Board of Directors has delegated the day-to-day responsibility for pricing Portfolio securities and other investments to Mason Street Advisors, LLC (“MSA”), the Portfolios’ investment adviser and Northwestern Mutual in its capacity as fund accountant, subject to the oversight of a Pricing Committee appointed by the Board. The Pricing Committee is charged with the primary and day-to-day operational responsibility for executing the valuation process. The Pricing Committee has been delegated the authority to approve the override of any prices as permitted under the pricing procedures approved by the Board of Directors and any variances from these pricing procedures when appropriate. All such actions are subject to further review and approval by the Board of Directors at its next regular meeting.

220	Notes to Financial Statements

Notes to Financial Statements

Note 4. Securities and Other Investments

A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed delivery purchases are outstanding, a Portfolio will earmark liquid assets on their records in amounts sufficient to meet the purchase price. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.

B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.

E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.

Notes to Financial Statements	221

Notes to Financial Statements

F. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond will be included as interest income in the Statements of Operations even though investors do not receive their principal until maturity.

G. Securities Lending — Each Portfolio is authorized to participate in securities lending, however, only the Select

Bond and Balanced Portfolios currently have an established securities lending program that enables each to loan securities to approved broker-dealers. The Portfolios receive cash (U.S. currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the Portfolios in commercial paper to earn interest in accordance with the Portfolios’ investment policies. For the period ended June 30, 2013, the Select Bond and Balanced Portfolios earned $149,790 and $141,871, respectively, in interest from securities lending activity, which is included as interest income in the Statements of Operations. The collateral received under the securities lending program is recorded on each Portfolio’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is recorded as income for the Portfolios. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Thereafter, each loan must be continuously secured by collateral at least equal at all times to the value of the securities on loan. In addition, the Portfolios are entitled to terminate a securities loan at any time. As of June 30, 2013, the value of outstanding securities on loan and the value of collateral amounted to the following:

Portfolio	Values of Securities on Loan	Value of Collateral
Select Bond Portfolio	$78,737,750	$80,150,000
Balanced Portfolio	39,928,000	40,750,000

As of June 30, 2013, collateral received for securities on loan was invested in money market instruments and included in Investments on each Portfolio’s Statement of Assets and Liabilities.

H. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of June 30, 2013, short positions were held by the Select Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio and Asset Allocation Portfolio.

I. Treasury Roll Transactions — In April 2011, the FASB issued an ASU related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modified the criteria for determining effective control of transferred assets and as a result certain treasury roll transactions are now accounted for as secured borrowings. Certain Portfolios may enter into treasury roll transactions. In a treasury roll transaction, the Portfolio transfers a treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. For U.S. GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the treasury security. The difference between the sale price and repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Treasury roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities.

222	Notes to Financial Statements

Notes to Financial Statements

J. Loan Participation and Assignments — Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolios investments in a loan may be in the form of either actual participation in loans or assignments of all or part of the loans from third parties. A loan is often administered by a bank or other financial institution that acts as an agent for all holders. The agent administers the terms of the loan which are specified in the loan agreement. The Portfolios may invest in multiple series or tranches of a loan, each of which can have different terms and associated risks. The Portfolios generally do not have a right to enforce compliance with the terms of the loan agreement and as a result, the Portfolios may be subject to the credit risk of the borrower and lender that is selling the loan agreement. When the Portfolios purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments can include lines of credit, which may require the Portfolios to grant additional cash to the borrower upon demand from the borrower. These unfunded loan commitments are in fact a future obligation in full, although a percentage of the loan amount may not be utilized by the borrower. When investing in a loan, the Portfolios have the right to receive principal, interest and any fees from the lender selling the loan agreement and only when the payments are received by the lender from the borrower. There may also be a commitment fee due to the Portfolios based on the unused portion of the line of credit of the floating rate loan. In certain cases, the Portfolios may be entitled to a penalty fee if there was a prepayment of a floating rate loan by the borrower. Fees that are earned or paid will be reflected as interest income or interest expense on the Statements of Operations. For the period ended June 30, 2013, only the High Yield Bond Portfolio invested in loan participations and assignments. At June 30, 2013 there were no unfunded loan commitments outstanding.

Note 5. Derivative Instruments

The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, to hedge exposure to a foreign currency, or as an alternative to direct investments. The Portfolios have adopted amendments to authoritative guidance regarding disclosures of derivatives and hedging activity. This guidance requires qualitative disclosures about objectives and strategies for using derivatives and quantitative disclosures about fair value amounts of, and gains and losses on, derivative instruments. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment under the guidance.

Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as “Cash Collateral for Derivative Positions” on the Statements of Assets and Liabilities.

A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to

Notes to Financial Statements	223

Notes to Financial Statements

market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Transactions in written call and put options for the period ended June 30, 2013 were as follows (amounts in thousands, except number of contracts):

	Balance at 12/31/2012	Sales	Closing Buys	Expirations	Exercised	Balance at 6/30/2013
Small Cap Growth Stock Portfolio
# of Contracts	-	3,055	-	(3,055)	-	-
Premium	$-	144	-	(144)	-	$-
Long-Term U.S. Government Bond Portfolio
# of Contracts	-	104	(36)	(26)	-	42
Premium	$-	40	(11)	(10)	-	$19
Multi-Sector Bond Portfolio
# of Contracts	-	10	(5)	(5)	-	-
Notional Amount	8,200	19,700	(8,035)	(8,500)	-	11,365
Premium	$45	145	(91)	(36)	-	$63

Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security. Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.

D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a bilateral manner, supported by industry-accepted documentation, or through other trade facility platforms, such as a registered exchange or clearinghouse (“centrally cleared swaps”).

Swaps are marked to market daily based upon quotations from market makers or values from third party vendors, which may include a registered commodities exchange, and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of Assets and Liabilities. Upfront payments are amortized to realized gain or loss. Upon termination of the swap, unamortized upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

224	Notes to Financial Statements

Notes to Financial Statements

Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.

Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.

As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. Open credit default swaps on corporate or sovereign issues and credit indices are disclosed in the Schedules of Investments.

If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit default swap agreements outstanding as of June 30, 2013 for each Portfolio are disclosed in the footnotes to the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.

E. Commodity-Linked Derivatives — The Commodities Portfolio invests in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities market or a commodity index without investing directly in physical commodities. Such instruments may include swap agreements, options, futures and options on futures. The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities. However, there can be no guarantee that the Portfolio’s commodity linked investments would not be correlated with traditional financial assets under any particular market conditions. The value of commodity linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Notes to Financial Statements	225

Notes to Financial Statements

F. Derivative Disclosures — Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2013, are (amounts in thousands):

	Asset Derivatives - June 30, 2013		Liability Derivatives - June 30, 2013
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Index 500 Stock Portfolio
Equity contracts	Receivables - Futures Variation Margin	$-	Payables - Futures Variation Margin	$107
Large Company Value Portfolio
Foreign exchange contracts	Receivables - Foreign Currency Sold	9	Payables - Foreign Currency Purchased	30
Index 400 Stock Portfolio
Equity contracts	Receivables - Futures Variation Margin	-	Payables - Futures Variation Margin	54
Mid Cap Value Stock Portfolio
Foreign exchange contracts	Receivables - Foreign Currency Sold	94	Payables - Foreign Currency Purchased	86
International Growth Portfolio
Foreign exchange contracts	Receivables - Foreign Currency Sold	1	Payables - Foreign Currency Purchased	-
Research International Core Portfolio
Foreign exchange contracts	Receivables - Foreign Currency Sold	2	Payables - Foreign Currency Purchased	-
International Equity Portfolio
Foreign exchange contracts	Receivables - Foreign Currency Sold	1	Payables - Foreign Currency Purchased	-
Emerging Markets Equity Portfolio
Foreign exchange contracts	Receivables - Foreign Currency Sold	1	Payables - Foreign Currency Purchased	-
Short-Term Bond Portfolio
Foreign exchange contracts	Receivables - Foreign Currency Sold	16	Payables - Foreign Currency Purchased	-
Interest rate contracts	Receivables - Futures Variation Margin	11	Payables - Futures Variation Margin	6
Select Bond Portfolio
Foreign exchange contracts	Receivables - Foreign Currency Sold	122	Payables - Foreign Currency Purchased	-
Interest rate contracts	Receivables - Futures Variation Margin	9	Payables - Futures Variation Margin	3
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	Receivables - Futures Variation Margin	3	Payables - Futures Variation Margin	-
Interest rate contracts	Receivables - Outstanding Options Written, at Value	-	Payables - Outstanding Options Written, at Value	59
Inflation Protection Portfolio
Foreign exchange contracts	Receivables - Foreign Currency Sold	1,163	Payables - Foreign Currency Purchased	50
Interest rate contracts	Receivables - Futures Variation Margin	-	Payables - Futures Variation Margin	12
Interest rate contracts	Receivables - Outstanding Swaps Contracts, at Value	2	Payables - Outstanding Swaps Contracts, at Value	1,769
Multi-Sector Bond Portfolio
Credit contracts	Receivables - Outstanding Swaps Contracts, at Value	1,953	Payables - Outstanding Swaps Contracts, at Value	1,851
Foreign exchange contracts	Receivables - Foreign Currency Sold	1,807	Payables - Foreign Currency Purchased	2,269
Interest rate contracts	Receivables - Futures Variation Margin	6	Payables - Futures Variation Margin	2
Interest rate contracts	Receivables - Outstanding Options Written, at Value	-	Payables - Outstanding Options Written, at Value	85
Interest rate contracts	Receivables - Outstanding Swaps Contracts, at Value	126	Payables - Outstanding Swaps Contracts, at Value	2,417
Balanced Portfolio
Equity contracts	Receivables - Futures Variation Margin	20	Payables - Futures Variation Margin	460
Equity contracts	Receivables - Outstanding Swaps Contracts, at Value	1,436	Payables - Outstanding Swaps Contracts, at Value	4,452
Foreign exchange contracts	Receivables - Foreign Currency Sold	73	Payables - Foreign Currency Purchased	-
Interest rate contracts	Receivables - Futures Variation Margin	20	Payables - Futures Variation Margin	63
Asset Allocation Portfolio
Equity contracts	Receivables - Futures Variation Margin	-	Payables - Futures Variation Margin	34
Equity contracts	Receivables - Outstanding Swaps Contracts, at Value	144	Payables - Outstanding Swaps Contracts, at Value	592
Interest rate contracts	Receivables - Futures Variation Margin	-	Payables - Futures Variation Margin	3

226	Notes to Financial Statements

Notes to Financial Statements

	Asset Derivatives - June 30, 2013		Liability Derivatives - June 30, 2013
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Commodities Return Strategy Portfolio
Other contracts	Receivables - Outstanding Swaps Contracts, at Value	$ -	Payables - Outstanding Swaps Contracts, at Value	$1,793

Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the period ended June 30, 2013 are (amounts in thousands):

	Realized Gain (Loss) on Derivatives Instruments
Portfolio	Options	Futures	Forward Currency Contracts	Swaps	Total
Growth Stock Portfolio
Equity contracts	$-	$2,351	$-	$-	$2,351
Focused Appreciation Portfolio
Foreign currency exchange contracts	-	-	2	-	2
Large Cap Core Stock Portfolio
Equity contracts	-	278	-	-	278
Index 500 Stock Portfolio
Equity contracts	-	2,975	-	-	2,975
Large Company Value Portfolio
Foreign currency exchange contracts	-	-	43	-	43
Equity Income Portfolio
Foreign currency exchange contracts	-	-	(1)	-	(1)
Mid Cap Growth Stock Portfolio
Equity contracts	-	10,348	-	-	10,348
Index 400 Stock Portfolio
Equity contracts	-	1,839	-	-	1,839
Mid Cap Value Portfolio
Foreign currency exchange contracts	-	-	290	-	290
Small Cap Growth Stock Portfolio
Equity contracts	144	5,335	-	-	5,479
Index 600 Stock Portfolio
Equity contracts	-	-	-	1,034	1,034
International Growth Portfolio
Foreign currency exchange contracts	-	-	48	-	48
Research International Core Portfolio
Foreign currency exchange contracts	-	-	(65)	-	(65)
International Equity Portfolio
Foreign currency exchange contracts	-	-	(586)	-	(586)
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	-	-	(75)	-	(75)
Short-Term Bond Portfolio
Foreign currency exchange contracts	-	-	1	-	1
Interest rate contracts	-	300	-	-	300
Select Bond Portfolio
Foreign currency exchange contracts	-	-	(3)	-	(3)
Interest rate contracts	-	1733	-	-	-
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	6	(103)	-	-	(97)
Inflation Protection Portfolio
Foreign currency exchange contracts	-	-	(180)	-	(180)
Interest rate contracts	-	411	-	(158)	253
Multi-Sector Bond Portfolio
Credit contracts	-	-	-	1,541	1,541
Foreign currency exchange contracts	-	-	1,635	-	1,635
Interest rate contracts	40	(381)	-	575	234
Balanced Portfolio
Equity contracts	-	15,127	-	11,256	26,383
Foreign currency exchange contracts	-	-	(400)	-	(400)
Interest rate contracts	-	2,875	-	-	2,875
Asset Allocation Portfolio
Equity contracts	-	1,402	-	1,744	3,146
Foreign currency exchange contracts	-	-	(102)	-	(102)
Interest rate contracts	-	336	-	-	336
Commodities Return Strategy Portfolio
Other contracts	-	-	-	(15,280)	(15,280)

Notes to Financial Statements	227

Notes to Financial Statements

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options	Futures	Forward Currency Contracts	Swaps	Total
Growth Stock Portfolio
Equity contracts	$-	$92	$-	$-	$92
Large Cap Core Stock Portfolio
Equity contracts	-	26	-	-	26
Index 500 Stock Portfolio
Equity contracts	-	(673)	-	-	(673)
Large Company Value Portfolio
Foreign currency exchange contracts	-	-	(21)	-	(21)
Equity Income Portfolio
Foreign currency exchange contracts	-	-	(2)	-	(2)
Mid Cap Growth Stock Portfolio
Equity contracts	-	(471)	-	-	(471)
Index 400 Stock Portfolio
Equity contracts	-	(584)	-	-	(584)
Mid Cap Value Portfolio
Foreign currency exchange contracts	-	-	10	-	10
Small Cap Growth Stock Portfolio
Equity contracts	-	(352)	-	-	(352)
International Growth Portfolio
Foreign currency exchange contracts	-	-	(11)	-	(11)
Research International Core Portfolio
Foreign currency exchange contracts	-	-	(35)	-	(35)
International Equity Portfolio
Foreign currency exchange contracts	-	-	(93)	-	(93)
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	-	-	(4)	-	(4)
Short-Term Bond Portfolio
Foreign currency exchange contracts	-	-	15	-	15
Interest rate contracts	-	359	-	-	359
Select Bond Portfolio
Foreign currency exchange contracts	-	-	116	-	116
Interest rate contracts	-	(206)	-	-	(206)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	(41)	(30)	-	-	(71)
Inflation Protection Portfolio
Foreign currency exchange contracts	-	-	1,564	-	1,564
Interest rate contracts	-	206	-	(1,386)	(1,180)
Multi-Sector Bond Portfolio
Credit contracts	-	-	-	(2,779)	(2,779)
Foreign currency exchange contracts	-	-	545	-	545
Interest rate contracts	(12)	(931)	-	(2,403)	(3,346)
Balanced Portfolio
Equity contracts	-	(2,095)	-	(7,109)	(9,204)
Foreign currency exchange contracts	-	-	807	-	807
Interest rate contracts	-	715	-	-	715
Asset Allocation Portfolio
Equity contracts	-	(173)	-	(990)	(1,163)
Foreign currency exchange contracts	-	-	117	-	117
Interest rate contracts	-	34	-	-	34

228	Notes to Financial Statements

Notes to Financial Statements

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options	Futures	Forward Currency Contracts	Swaps	Total
Commodities Return Strategy Portfolio
Other contracts	$-	$-	$-	$(1,894)	$(1,894)

The volumes indicated in the open futures contracts, transactions in written options and swap agreements outstanding tables are indicative of the amounts throughout the period.

Note 6. Portfolio Risk

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Master Netting Arrangements

The Portfolios are subject to various Master Agreements that govern the terms of certain transactions. Master Repurchase Agreements and Global Master Repurchase Agreements are in place that govern repurchase, reverse repurchase, and sale-buyback financing transactions. Master Securities Forward Transaction Agreements are in place that govern the settlement of certain forward settling transactions including to-be-announced securities, delayed-delivery or sale-buyback financing transactions. Customer Account Agreements and related addendum are in place that govern certain cleared derivative transactions including futures and cleared OTC derivatives. International Swaps and Derivatives Association, Inc Master Agreements and Credit Support Annexes (“ISDA agreements”) are in place that govern certain OTC financial derivative transactions. The terms of Master Agreements may reduce counterparty risk with respect to transactions governed by the Master Agreement under certain circumstances.

Offsetting Assets and Liabilities

Certain Portfolios are parties to enforceable master netting or similar agreements which provide for the right of offset under certain circumstances. The Portfolios have made an accounting policy election not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis on the Statements of Assets and Liabilities. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing transactions such as repurchase agreements and certain forward settling transactions can only be netted across transactions governed under the same Master Agreement with the same legal entity. For certain portfolios, forward currency contracts do not reconcile to the Statement of Assets and Liabilities due to spot currency contracts which are included in the Statement of Assets and Liabilities but excluded for purposes of this disclosure. The amount of collateral presented below has been limited such that the net amount cannot be less than zero.

Notes to Financial Statements	229

Notes to Financial Statements

Large Company Value Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2013		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency Contracts		$9	$-	$9

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
As of June 30, 2013	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
HSBC Bank USA	$9	$-	$-	$9

Mid Cap Value Portfolio
Offsetting of Financial Assets and Derivative Assets
As of June 30, 2013		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency Contracts		$26	$-	$26

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
As of June 30, 2013	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
HSBC Bank USA	$26	$-	$-	$26

Short-Term Bond Portfolio
Offsetting of Financial Assets and Derivative Assets
As of June 30, 2013		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency Contracts		$16	$-	$16

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
As of June 30, 2013	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Barclays Bank PLC	$16	$-	$-	$16

230	Notes to Financial Statements

Notes to Financial Statements

Select Bond Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2013		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency Contracts		$122	$-	$122
Securities Loaned		78,738	-	78,738

Total		$78,860	$-	$78,860

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
As of June 30, 2013	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Barclays Bank PLC	$122	$-	$-	$122
Greenwich Capital Markets	78,738	-	(78,738)	-

Total	$78,860	$-	$(78,738)	$122

Long-Term U.S. Government Bond Portfolio
Offsetting of Financial Assets and Derivative Assets
As of June 30, 2013		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements		$57,000	$-	$57,000

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
As of June 30, 2013	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Bank of America, N.A.	$500	$(500)	$-	$-
Barclays Bank PLC	9,100	(9,100)	-	-
BNP Paribas SA	9,700	(9,700)	-	-
Citibank, N.A.	9,700	(9,700)	-	-
Credit Suisse International	9,700	(9,700)	-	-
Morgan Stanley Capital Services	9,700	(9,700)	-	-
Royal Bank of Scotland PLC	8,600	(8,600)	-	-

Total	$57,000	$(57,000)	$-	$-

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2013		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Options		$59	$-	$59
Treasury Rolls		65,154	-	65,154

Total		$65,213	$-	$65,213

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
As of June 30, 2013	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Goldman Sachs International	$2,549	$(135)	$-	$2,414
Barclays Bank PLC	62,664	-	-	62,664

Total	$65,213	$(135)	$-	$65,078

Notes to Financial Statements	231

Notes to Financial Statements

Inflation Protection Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2013		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency Contracts		$1,161	$-	$1,161
Swaps		2	-	2

Total		$1,163	$-	$1,163

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
As of June 30, 2013	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Bank of America, N.A.	$2	$(2)	$-	$-
HSBC Bank USA	1,161	(49)	-	1,112

Total	$1,163	$(51)	$-	$1,112

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2013		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency Contracts		$49	$-	$49
Swaps		1,769	-	1,769

Total		$1,818	$-	$1,818

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
As of June 30, 2013	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Bank of America, N.A.	$736	$(532)	$-	$204
Barclays Bank PLC	1,033	(1,033)	-	-
HSBC Bank USA	49	(49)	-	-

Total	$1,818	$(1,614)	$-	$204

232	Notes to Financial Statements

Notes to Financial Statements

Multi-Sector Bond Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2013		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency Contracts		$1,807	$-	$1,807
Repurchase Agreements		4,300	-	4,300
Swaps		2,079	-	2,079

Total		$8,186	$-	$8,186

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
As of June 30, 2013	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Bank of America, N.A.	$452	$(217)	$(235)	-
Barclays Bank PLC	1,322	(815)	(160)	347
BNP Paribas SA	2	(2)	-	-
Citibank, N.A.	4,552	(4,552)	-	-
Goldman Sachs International	339	(339)	-	-
HSBC Bank USA	956	(956)	-	-
JPMorgan Chase Bank, N.A.	65	(65)	-	-
Morgan Stanley Capital Services	215	(215)	-	-
Royal Bank of Scotland PLC	241	(16)	-	225
UBS AG	42	(42)	-	-

Total	$8,186	$(7,219)	$(395)	$572

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2013		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency Contracts		$1,502	$-	$1,502
Options		84	-	84
Swaps		4,268	-	4,268

Total		$5,854	$-	$5,854

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
As of June 30, 2013	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Bank of America, N.A.	$217	$(217)	$-	$-
Barclays Bank PLC	815	(815)	-	-
BNP Paribas SA	86	(2)	-	84
Citibank, N.A.	763	(763)	-	-
Goldman Sachs International	585	(339)	-	246
HSBC Bank USA	1,470	(956)	-	514
JPMorgan Chase Bank, N.A.	897	(897)	-	-
Morgan Stanley Capital Services	492	(492)	-	-
Royal Bank of Scotland PLC	16	(16)	-	-
UBS AG	513	(42)	-	471

Total	$5,854	$(4,539)	$-	$1,315

Notes to Financial Statements	233

Notes to Financial Statements

Commodities Return Strategy Portfolio

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2013		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Swaps		$1,793	$-	$1,793

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
As of June 30, 2013	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Citibank, N.A.	$377	$(377)	$-	$-
Morgan Stanley Capital Services	487	(487)	-	-
Societe Generale SA	380	(380)	-	-
UBS AG	548	(548)	-	-

Total	$1,793	$(1,793)	$-	$-

Balanced Portfolio
Offsetting of Financial Assets and Derivative Assets
As of June 30, 2013		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency Contracts		$73	$-	$73
Securities Loaned		39,928	-	39,928
Swaps		1,436	-	1,436

Total		$41,437	$-	$41,437

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
As of June 30, 2013	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Barclays Bank PLC	$73	$(7)	$-	$67
Greenwich Capital Markets	39,928	-	(39,928)	-
JPMorgan Chase Bank, N.A.	1,436	(1,386)	-	50

Total	$41,437	$(1,393)	$(39,928)	$116

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2013		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Swaps		$4,452	$-	$4,452

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
As of June 30, 2013	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Credit Suisse International	$3,066	$-	$(2,830)	$236
JPMorgan Chase Bank, N.A.	1,386	-	(280)	1,106

Total	$4,452	$-	$(3,110)	$1,342

234	Notes to Financial Statements

Notes to Financial Statements

Asset Allocation Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2013		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Swaps		$144	$-	$144

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
As of June 30, 2013	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
JPMorgan Chase Bank, N.A.	$144	$(144)	$-	$-

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2013		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Swaps		$592	$-	$592

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
As of June 30, 2013	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Credit Suisse International	$446	$-	$(260)	$186
JPMorgan Chase Bank, N.A.	146	(144)	-	2

Total	$592	$(144)	$(260)	$188

Note 7. Investment Advisory and Sub-Advisory Fees

The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services to MSA, a wholly owned subsidiary of Northwestern Mutual. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock Portfolio	0.20%
Index 400 Stock Portfolio	0.25%
Mid Cap Value Portfolio	0.85%
Small Cap Value Portfolio	0.85%
Money Market Portfolio	0.30%
Select Bond Portfolio	0.30%
Commodities Return Strategy Portfolio	0.80%
Balanced Portfolio	0.30%

For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess Over $100 Million
Growth Stock Portfolio	0.60%	0.50%	0.40%
Large Cap Core Stock Portfolio	0.60%	0.50%	0.40%
Mid Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
Small Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
High Yield Bond Portfolio	0.60%	0.50%	0.40%

Notes to Financial Statements	235

Notes to Financial Statements

Portfolio	First $100 Million	Next $400 Million	Excess Over $500 Million
Focused Appreciation Portfolio	0.80%	0.75%	0.70%

Portfolio	First $100 Million	Next $150 Million	Excess Over $250 Million
Domestic Equity Portfolio	0.65%	0.55%	0.50%
Large Company Value Portfolio	0.72%	0.67%	0.62%
International Growth Portfolio	0.75%	0.65%	0.55%
Short-Term Bond Portfolio	0.35%	0.33%	0.30%
Long-Term U.S. Government Bond Portfolio	0.555%	0.515%	0.495%
Inflation Protection Portfolio	0.58%	0.55%	0.49%
Multi-Sector Bond Portfolio	0.79%	0.78%	0.77%
Asset Allocation Portfolio	0.60%	0.50%	0.40%
Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess Over $500 Million
Large Cap Blend Portfolio	0.77%	0.70%	0.62%	0.56%
Research International Core Portfolio	0.88%	0.82%	0.75%	0.68%

Portfolio	First $500 Million	Excess Over $500 Million
Equity Income Portfolio	0.65%	0.60%

Portfolio	First $200 Million	Excess Over $200 Million
Index 600 Stock Portfolio	0.25%	0.20%

Portfolio	First $50 Million	Excess Over $50 Million
International Equity Portfolio	0.85%	0.65%
Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess Over $1.0 Billion
Emerging Markets Equity Portfolio	1.14%	1.08%	0.96%	0.78%

MSA, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges and extraordinary expenses) will not exceed the following amounts:

Portfolio		Expiration
Focused Appreciation Portfolio	0.90%	April 30, 2014
Large Cap Blend Portfolio	0.85%	April 30, 2014
Large Company Value Portfolio	0.80%	April 30, 2014
Domestic Equity Portfolio	0.75%	April 30, 2014
Equity Income Portfolio	0.75%	April 30, 2014
Mid Cap Value Portfolio	1.00%	April 30, 2014
Index 600 Stock Portfolio	0.35%	April 30, 2014
Small Cap Value Portfolio	1.00%	April 30, 2014
International Growth Portfolio	1.10%	April 30, 2014
Research International Core Portfolio	1.15%	April 30, 2014
Emerging Markets Equity Portfolio	1.50%	April 30, 2014
Short-Term Bond Portfolio	0.45%	April 30, 2014
Long-Term U.S. Government Bond Portfolio	0.65%	April 30, 2014
Inflation Protection Portfolio	0.65%	April 30, 2014
Multi-Sector Bond Portfolio	0.90%	April 30, 2014
Commodities Return Strategy Portfolio	0.95%	April 30, 2014
Asset Allocation Portfolio	0.75%	April 30, 2014

236	Notes to Financial Statements

Notes to Financial Statements

Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.60% on the Portfolio’s first $50 million of assets, 0.50% on the next $50 million, 0.40% on the next $400 million and 0.35% on assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2014.

Focused Appreciation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.75% on the Portfolio’s first $100 million of assets, 0.70% on the next $200 million, 0.65% on the next $200 million and 0.60% on assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2014.

Large Cap Core Stock Portfolio – MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.60% on the Portfolio’s first $50 million of assets, 0.50% on the next $50 million, 0.40% on the next $400 million and 0.35% on assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2014.

Mid Cap Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.80% on the Portfolio’s first $50 million of assets, 0.65% on the next $50 million, 0.50% on the next $400 million and 0.45% on assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2014.

Index 400 Stock Portfolio – MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.25% on the Portfolio’s first $500 million of assets and 0.20% on assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2014.

Mid Cap Value Portfolio – MSA has agreed to waive a portion of its management fee on assets over $150 million such that the management fee is 0.85% on the Portfolio’s first $150 million of assets, 0.80% on the next $150 million and 0.75% on assets in excess of $300 million. MSA may terminate this fee waiver agreement at any time after April 30, 2014.

Small Cap Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.80% on the Portfolio’s first $50 million of assets, 0.65% on the next $50 million, 0.50% on the next $400 million and 0.45% on assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2014.

Small Cap Value Portfolio – MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.85% on the Portfolio’s first $500 million of assets and 0.80% on assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2014.

International Equity Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee for the Portfolio is 0.80% on the Portfolio’s first $50 million of assets, 0.60% on the next $950 million, 0.58% on the next $500 million and 0.51% on assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2014.

Money Market Portfolio – MSA has voluntarily agreed to waive its entire management fee on a temporary basis. This voluntary waiver will be reviewed periodically by MSA in light of market and economic developments and may be revised or discontinued at any time without advance notice.

Short-Term Bond Portfolio – MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.35% on the Portfolio’s first $100 million of assets, 0.33% on the next $150 million, 0.30% on the next $250 million and 0.28% on assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2014.

High Yield Bond Portfolio – MSA has agreed to waive a portion of its management fee on assets over $1 billion such that the management fee is 0.60% on the Portfolio’s first $50 million of assets, 0.50% on the next $50 million, 0.40% on the next $900 million and 0.35% on assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2014.

Notes to Financial Statements	237

Notes to Financial Statements

Commodities Return Strategy Portfolio – MSA has agreed to waive its management fee in an amount equal to the management fee paid to it by the Portfolio’s wholly owned Cayman Islands subsidiary fund. The fee waiver agreement will remain in effect for as long as the Portfolio remains invested in the subsidiary fund.

Balanced Portfolio – MSA has agreed to waive a portion of its management fee such that its management fee on assets invested in the Growth Stock, Focused Appreciation, Large Cap Core Stock, Large Cap Blend, Index 500 Stock, Large Company Value, Domestic Equity, Equity Income, Mid Cap Growth Stock, Index 400 Stock, Mid Cap Value, Small Cap Growth Stock, Index 600 Stock, Small Cap Value, International Growth, Research International Core, International Equity and Emerging Markets Portfolios (“Underlying Portfolios”) is 0.05%. MSA may terminate this fee waiver agreement at any time after April 30, 2014.

Asset Allocation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.55% on the Portfolio’s first $100 million of assets, 0.45% on the next $150 million, and 0.35% on assets in excess of $250 million. In addition, MSA has agreed to waive a portion of its management fee such that its management fee on assets invested in Underlying Portfolios is 0.05%. MSA may terminate these fee waiver agreements at any time after April 30, 2014.

Certain Portfolios, listed below, pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. These Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the period ended June 30, 2013, the amounts paid through expense offset arrangements were as follows:

Portfolio	Amount
Growth Stock Portfolio	$682
Focused Appreciation Portfolio	7,167
Large Cap Core Stock Portfolio	232
Index 500 Stock Portfolio	79
Equity Income Portfolio	55
Mid Cap Growth Stock Portfolio	864
Index 400 Stock Portfolio	121
Small Cap Growth Stock Portfolio	567
Index 600 Stock Portfolio	64
Small Cap Value Portfolio	151
Money Market Portfolio	133
Short-Term Bond Portfolio	100
High Yield Bond Portfolio	176
Balanced Portfolio	251
Asset Allocation Portfolio	59

With respect to certain Portfolios, MSA has engaged and oversees sub-advisers who manage the day-to-day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such Portfolio out of its investment management fee.

Note 8. Federal Income Tax Matters

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to the tax treatment of deferred losses, corporate actions and interest only securities.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities. Permanent differences primarily relate to character differences with respect to income on swaps, foreign currency transactions and paydowns on structured product investments.

238	Notes to Financial Statements

Notes to Financial Statements

Certain losses incurred by the Portfolios after October 31 are deferred and deemed to have occurred in the next fiscal year for income tax purposes. Deferred late year losses for federal income tax purposes are carried forward to offset future income or net realized gains. A summary of the Portfolios’ late year losses and capital loss carryovers as of December 31, 2012 is provided below:

	Late Year Capital Losses	Late Year Ordinary Losses	Capital Loss Carryover
Portfolio			Amount Subject to Expiration	Expiration	Utilized in 2012	Amount Not Subject to Expiration
	(Amounts in thousands)
Growth Stock Portfolio	$-	$-	$-	-	$9,537	$-
Focused Appreciation Portfolio	-	-	1,071	2017	176	-
Large Cap Core Stock Portfolio	-	-	9,207	2017	35,931	-
Large Cap Blend Portfolio	-	-	-	-	12,340	-
Index 500 Stock Portfolio	-	-	-	-	-	-
Large Company Value Portfolio	106	24	3,453	2017-2018	3,107	-
Domestic Equity Portfolio	-	-	56,245	2016-2017	72,493	-
Equity Income Portfolio	-	-	1,372	2017-2018	12,421	-
Mid Cap Growth Stock Portfolio	-	-	-	-	42,790	-
Index 400 Stock Portfolio	-	-	-	-	-	-
Mid Cap Value Portfolio	-	-	-	-	5,016	-
Small Cap Growth Stock Portfolio	-	-	41,627	2017	40,135	-
Index 600 Stock Portfolio	-	-	-	-	-	-
Small Cap Value Portfolio	-	-	-	-	-	-
International Growth Portfolio	-	-	61,099	2017	-	6,529
Research International Core Portfolio	-	36	10,028	2016-2018	1,830	-
International Equity Portfolio	-	-	-	-	18,962	-
Emerging Markets Equity Portfolio	-	-	-	-	-	-
Money Market Portfolio	-	-	-	-	-	3
Short-Term Bond Portfolio	98	-	-	-	-	524
Select Bond Portfolio	-	-	-	-	-	-
Long-Term U.S. Government Bond Portfolio	-	-	-	-	-	-
Inflation Protection Portfolio	-	-	-	-	-	-
High Yield Bond Portfolio	-	-	32,411	2016-2017	-	732
Multi-Sector Bond Portfolio	-	-	-	-	-	-
Commodities Return Strategy Portfolio	-	-	-	-	-	-
Balanced Portfolio	-	-	-	-	26,787	-
Asset Allocation Portfolio	-	-	3,179	2017	18,288	-

Under the Regulated Investment Company Modernization Act of 2010 (“Modernization Act”), capital losses incurred during fiscal years after 2010 are carried forward indefinitely and retain the character of the original loss. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the period ended December 31, 2012 was as follows:

	2012 Distributions Paid From:
Portfolio	Ordinary Income	Long-Term Capital Gain
	(Amounts in thousands)
Growth Stock Portfolio	$3,139	$-
Focused Appreciation Portfolio	1,010	-
Large Cap Core Stock Portfolio	4,738	-
Large Cap Blend Portfolio	736	3,145
Index 500 Stock Portfolio	30,164	30,165
Large Company Value Portfolio	1,609	-
Domestic Equity Portfolio	8,652	-
Equity Income Portfolio	5,715	-
Mid Cap Growth Stock Portfolio	1,047	-
Index 400 Stock Portfolio	4,436	20,231
Mid Cap Value Portfolio	2,021	-
Small Cap Growth Stock Portfolio	-	-
Index 600 Stock Portfolio	2,285	1,194
Small Cap Value Portfolio	1,466	4,508
International Growth Portfolio	4,070	-
Research International Core Portfolio	3,294	-
International Equity Portfolio	35,832	-
Emerging Markets Equity Portfolio	309	93
Money Market Portfolio	676	-

Notes to Financial Statements	239

Notes to Financial Statements

	2012 Distributions Paid From:
Portfolio	Ordinary Income	Long-Term Capital Gain
Short-Term Bond Portfolio	$1,769	$-
Select Bond Portfolio	68,063	10,069
Long-Term U.S. Government Bond Portfolio	8,953	1,356
Inflation Protection Portfolio	6,029	1,827
High Yield Bond Portfolio	26,613	-
Multi-Sector Bond Portfolio	1,801	659
Commodities Return Strategy Portfolio	-	3
Balanced Portfolio	26,176	-
Asset Allocation Portfolio	545	-

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amounts in thousands)
Growth Stock Portfolio	$5,017	$52,317	$-	$64,988
Focused Appreciation Portfolio	2,567	-	(1,071)	88,826
Large Cap Core Stock Portfolio	5,721	-	(9,207)	37,410
Large Cap Blend Portfolio	54	13	-	547
Index 500 Stock Portfolio	37,338	37,546	-	419,403
Large Company Value Portfolio	101	-	(3,583)	7,499
Domestic Equity Portfolio	8,767	-	(56,245)	13,238
Equity Income Portfolio	7,979	-	(1,372)	33,884
Mid Cap Growth Stock Portfolio	3,305	39,481	-	113,459
Index 400 Stock Portfolio	8,271	16,975	-	76,888
Mid Cap Value Portfolio	2,889	1,673	-	8,142
Small Cap Growth Stock Portfolio	2,247	-	(41,627)	28,956
Index 600 Stock Portfolio	96	101	-	7,123
Small Cap Value Portfolio	5,972	2,290	-	107,936
International Growth Portfolio	5,271	-	(67,628)	33,845
Research International Core Portfolio	458	-	(10,064)	23,971
International Equity Portfolio	35,539	421	-	190,141
Emerging Markets Equity Portfolio	2,345	589	-	19,829
Money Market Portfolio	415	-	(3)	-
Short-Term Bond Portfolio	273	-	(621)	1,398
Select Bond Portfolio	62,323	4,531	-	58,856
Long-Term U.S. Government Bond Portfolio	209	15	-	747
Inflation Protection Portfolio	5,309	2,509	-	17,949
High Yield Bond Portfolio	27,656	-	(33,143)	28,708
Multi-Sector Bond Portfolio	16,562	1,400	-	22,159
Commodities Return Strategy Portfolio	-	-	-	66
Balanced Portfolio	78,088	93,746	-	143,251
Asset Allocation Portfolio	7,353	-	(3,179)	18,164

Note 9. Voluntary Reimbursements

Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld attributable to the portion of the Portfolio owned by Northwestern Mutual. Reimbursements are recorded when foreign dividend taxes are accrued.

Voluntary reimbursements for the periods ended June 30, 2013 and 2012 are summarized below:

Portfolio	2013 Reimbursements	2012 Reimbursements
International Growth Portfolio	$251,290	$330,126
International Equity Portfolio	1,345,025	2,261,710
Research International Core Portfolio	152,437	124,547
Emerging Markets Equity Portfolio	180,110	305,832

240	Notes to Financial Statements

Notes to Financial Statements

Note 10. Guarantees

In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

Note 11. Basis of Consolidation

The NMSF Cayman Commodity Fund, Ltd. (“Subsidiary”), a Cayman Islands exempted company, was incorporated on March 8, 2011 and is a wholly owned subsidiary of the Commodities Return Strategy Portfolio (“Commodities Portfolio”). Investing in the Subsidiary allows the Commodities Portfolio to achieve greater exposure to commodities-related investments in pursuit of its investment objectives as outlined in the prospectus and statement of additional information. The Commodities Portfolio is the sole shareholder of the Subsidiary with the intent that the Commodities Portfolio will retain all rights to the Subsidiary. The Commodities Portfolio may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity index linked and commodity linked derivative instruments and other derivatives such as swap agreements and futures contracts that provide exposure to the performance of the commodities markets. The Subsidiary also may invest in fixed income securities. The Commodities Portfolio’s Schedule of Investments and related financial statements have been consolidated and includes the accounts of both the Commodities Portfolio and the Subsidiary. All inter-company transactions and balances have been eliminated.

Note 12. Investment Income and Securities Transactions

For the period ended June 30, 2013, transactions in securities other than money market investments were (amounts in thousands):

Portfolio	Total Security Purchases	U.S. Govt. Security Purchases	Total Security Sales/Maturities	U.S. Govt. Security Sales/Maturities
Growth Stock Portfolio	$74,994	$-	$79,090	$-
Focused Appreciation Portfolio	156,923	-	122,813	-
Large Cap Core Stock Portfolio	43,829	-	51,145	-
Large Cap Blend Portfolio	10,939	-	13,519	-
Index 500 Stock Portfolio	22,496	-	42,564	-
Large Company Value Portfolio	19,668	-	14,471	-
Domestic Equity Portfolio	28,179	-	52,198	-
Equity Income Portfolio	61,446	-	39,472	-
Mid Cap Growth Stock Portfolio	237,699	-	190,895	-
Index 400 Stock Portfolio (a)	22,511	-	33,628	-
Mid Cap Value Portfolio	71,836	-	57,112	-
Small Cap Growth Stock Portfolio	184,003	-	170,070	-
Index 600 Stock Portfolio (b)	20,742	-	15,087	-
Small Cap Value Portfolio	29,228	-	26,308	-
International Growth Portfolio	137,417	-	135,032	-
Research International Core Portfolio	79,657	-	47,155	-
International Equity Portfolio	303,029	-	297,767	-
Emerging Markets Equity Portfolio	89,141	-	38,844	-
Money Market Portfolio	-	-	-	-
Short-Term Bond Portfolio	116,618	103,195	53,181	141,189
Select Bond Portfolio	358,429	928,306	228,316	949,409
Long-Term U.S. Government Bond Portfolio	985	247,881	12,288	249,303
Inflation Protection Portfolio	21,251	30,755	11,728	21,737
High Yield Bond Portfolio	177,646	-	145,263	-
Multi-Sector Bond Portfolio	81,809	45,477	38,931	11,247
Commodities Return Strategy Portfolio	73,124	8,460	70,746	15,020
Balanced Portfolio	353,211	540,375	386,055	503,746
Asset Allocation Portfolio	37,706	43,612	43,938	38,959

(a)	Includes $463 (in thousands) of purchases and $114 (in thousands) of sells directly with affiliates
(b)	Includes $114 (in thousands) of purchases and $463 (in thousands) of sells directly with affiliates

Notes to Financial Statements	241

Notes to Financial Statements

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2013 are as follows:

Portfolio	Value at 12/31/2012	Purchases	Sales	Value at 6/30/2013	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2013
	(Amounts in thousands)
Balanced Portfolio
Research International Core	$106,843	$-	$-	$110,828	$-	$-	$-	36.7%
International Equity	47,329	-	-	48,464	-	-	-	3.2
Emerging Markets Equity	5,273	-	-	4,750	-	-	-	1.7

	$159,445	$-	$-	$164,042	$-	$-	$-

Asset Allocation Portfolio
Research International Core	$16,437	$-	$-	$17,051	$-	$-	$-	5.7%
International Equity	7,281	-	-	7,456	-	-	-	0.5
Emerging Markets Equity	1,055	-	-	950	-	-	-	0.3

	$24,773	$-	$-	$25,457	$-	$-	$-

Note 13. Litigation

The Index 400 Stock, Index 500 Stock, Small Cap Value and Equity Income Portfolios are among the defendants in lawsuits and/or adversary proceedings (the “Actions”) arising out of investments made by those Portfolios in two separate companies. These Actions seek to recover all payments made to beneficial owners of common stock in 2007 in connection with leveraged buy-out transactions involving each company. The Actions allege no misconduct by the Portfolios or management, and management intends to vigorously defend these Actions. The defendant shareholders have filed motions to dismiss both lawsuits. The value of the proceeds received by these Portfolios in 2007, and the percentage the proceeds represent of each Portfolio’s net assets as of June 30, 2013, were: Index 400 Stock Portfolio $5,600,000 (1.03% of net assets); Index 500 Stock Portfolio $977,000 (0.05% of net assets); Small Cap Value Portfolio $618,000 (0.13% of net assets); and Equity Income Portfolio $2,873,000 (0.57% of net assets).

Note 14. Subsequent Events

Effective August 1, 2013, and continuing for a period of time to be determined by MSA with respect to the Money Market Portfolio, MSA voluntarily agreed to waive a portion of the investment advisory fee such that the investment advisory fee is 0.10% of the Portfolio’s average net assets.

Northwestern Mutual is requesting approval of the Securities and Exchange Commission (“SEC”) to substitute an unaffiliated mutual fund for the Commodities Return Strategy Portfolio (“Commodities Portfolio”) as an investment option under the variable annuity and variable life insurance contracts issued by Northwestern Mutual. Subject to the SEC’s approval of such request, the Commodities Portfolio is expected to dissolve immediately following the effectiveness of such substitution (“Substitution”). The date for completing the Substitution is subject to SEC approval, which has not yet been received. Northwestern Mutual or its affiliates will bear all expenses incurred in connection with the Substitution.

Effective July 1, 2013, MSA engaged The Boston Company Asset Management, LLC, Fayez Sarofim & Co., William Blair & Company, L.L.C. and Wellington Management Company, LLP, respectively, to serve as sub-adviser to and manage the day to day investment operations of the Growth Stock Portfolio, Large Cap Core Stock Portfolio, Mid Cap Growth Stock Portfolio and Small Cap Growth Stock Portfolio.

Effective July 1, 2013, the Balanced and Asset Allocation Portfolios have expanded their affiliated fund of funds investment strategy to include the Portfolios’ allocation to domestic equity securities. As a result, approximately 34% of the Balanced Portfolio and 43% of the Asset Allocation Portfolio, respectively, are invested in other of the Series Fund’s domestic equity portfolios.

242	Notes to Financial Statements

Proxy Voting and Portfolio Holdings

Proxy Voting Guidelines and Record

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q filings are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Portfolios also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on the Internet at www.northwesternmutual.com.

Proxy Voting and Portfolio Holdings	243

Approval and Continuance of Investment Advisory and

Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

Annual Contract Review Process

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as applicable, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.

At least annually, the Board of Directors (the “Board”) of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and each of the sub-advisers of those portfolios of the Series Fund (each, a “Portfolio” and collectively, the “Portfolios”) for which Mason Street Advisors has appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.

Board Approvals During the Six-Month Period Ended June 30, 2013

At its February 21, 2013 meeting, the Series Fund Board, including the directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors”), unanimously approved the continuance of the Amended and Restated Advisory Agreement between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s Portfolios (the “Advisory Agreement”).

At its May 9, 2013 meeting, the Series Fund Board, including the Independent Directors, unanimously approved Investment Sub-Advisory Agreements between Mason Street Advisors and (1) The Boston Company Asset Management, LLC (“TBC”) relating to the Series Fund’s Growth Stock Portfolio, (2) Fayez Sarofim & Co. (“Sarofim & Co.”) relating to the Series Fund’s Large Cap Core Stock Portfolio, (3) William Blair & Company, L.L.C. (“William Blair”) relating to the Series Fund’s Mid Cap Growth Stock Portfolio, and (4) Wellington Management Company, LLP (“Wellington”) relating to the Series Fund’s Small Cap Growth Stock Portfolio (each, a “New Sub-Advisory Agreement” and collectively, the “New Sub-Advisory Agreements”). TBC, Sarofim & Co., William Blair and Wellington are sometimes collectively referred to hereinafter as the “New Sub-Advisers.”

At its May 9, 2013 meeting, the Series Fund Board, including the Independent Directors, also unanimously approved the continuance of (1) the Investment Sub-Advisory Agreement between Mason Street Advisors and Fiduciary Management, Inc. (“Fiduciary”) relating to the Series Fund’s Large Cap Blend Portfolio, (2) an Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts Financial Services Company (“MFS”) relating to the Series Fund’s Emerging Markets Equity Portfolio and Research International Core Portfolio and (3) a Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Templeton Investment Counsel, LLC (“Templeton”) relating to the Series Fund’s International Equity Portfolio. Fiduciary, MFS and Templeton are sometimes collectively referred to hereinafter as the “Existing Sub-Advisers,” their respective sub-advised Portfolios are collectively referred to hereinafter as the “Sub-Advised Portfolios” and the respective Investment Sub-Advisory Agreements with such Existing Sub-Advisers are collectively referred to hereinafter as the “Existing Sub-Advisory Agreements.”

In determining whether to approve the New Sub-Advisory Agreements and the continuance of the Advisory Agreement and the Existing Sub-Advisory Agreements on behalf of the Series Fund, the Board requested and received detailed information from Mason Street Advisors, the New Sub-Advisers and the Existing Sub-Advisers in advance of each meeting to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. With respect to the continuation of the Advisory Agreement and the Existing Sub-Advisory Agreements, while particular focus was given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to Mason Street Advisors and the Existing Sub-Advisers and the nature, extent and quality of the services they provide to the Portfolios, together with related information, is an ongoing one. As a result, the Board’s consideration of such services, and the performance, fees, costs and other relevant factors was informed by information provided and deliberations that occurred at other meetings throughout the year.

244	Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and

Sub-Advisory Agreements

The Independent Directors also received a memorandum from their counsel advising them of their responsibilities in connection with the approval of the New Sub-Advisory Agreements and the continuance of the Advisory Agreement and Existing Sub-Advisory Agreements, and summarizing the legal standards governing the review and approval of these Agreements. The Independent Directors reviewed these standards with their counsel during the course of the meetings, including how these standards should be applied to the review of information relating to sub-advisers under the Series Fund’s manager of managers structure. In addition, during the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Existing and New Sub-Advisers present, and were represented throughout the process by legal counsel.

Continuation of Advisory Agreement and Existing Sub-Advisory Agreements

Continuation of the Advisory Agreement Between the Series Fund and Mason Street Advisors

At its February 21, 2013 meeting, the Series Fund Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement with respect to each Series Fund Portfolio. In addition to the information presented by and about Mason Street Advisors during the course of that meeting, the directors had available for consideration Mason Street Advisor’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from Mason Street Advisors designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Advisory Agreement. Also available was an independent report prepared by Lipper, Inc. (the “Lipper Report”) for each of the Portfolios. The Lipper Report included details regarding the contractual and actual management fees, actual total expenses, non-management expenses, brokerage commissions, turnover and performance captured over a variety of measurements, as well as comparative information against a Lipper peer group for each Portfolio as selected by Lipper, and a universe of other funds underlying variable insurance products with a similar investment classification/objective. In addition to the information presented at the February 21, 2013 meeting, the directors’ considerations included the information provided to them and made available throughout the year regarding the Portfolios and Mason Street Advisors, their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates.

The material factors and conclusions that formed the basis for the Board’s determination include those discussed below. The directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the directors included Mason Street Advisors’ overall business, organization and management structure and the tenure and experience of Mason Street Advisors’ investment personnel in general and the portfolio managers of each Portfolio in particular. Included as part of their review were the presentations and information provided by Mason Street Advisors regarding the investment process implemented by Mason Street Advisors for the Portfolios as described by Mason Street Advisors and as presented by portfolio managers of the Portfolios during the year. Also included were the services provided by Mason Street Advisors in connection with the oversight and evaluation of the various sub-advisers appointed to manage certain of the Portfolios. The Board considered Mason Street Advisors’ discussion of the evolution of its sub-adviser oversight process, including the personnel involved in, and the resources committed to, the sub-advisory oversight process, noting in particular Mason Street Advisors’ strong process skills. The Board also considered information presented by Mason Street Advisors regarding its plans to expand the fund of funds investment strategy utilized for the Series Fund’s Asset Allocation and Balanced Portfolios as well as to engage sub-advisers for certain additional Portfolios.

The directors recognized that in addition to the investment advisory services provided by Mason Street Advisors, Mason Street Advisors and its affiliates provided certain other administrative services necessary for the operation of the Portfolios and the servicing of the Series Fund’s investors. The directors also took into consideration the risk management infrastructure implemented by Mason Street Advisors for the Series Fund, the Series Fund’s compliance program and compliance infrastructure, and the compliance oversight provided by Mason Street Advisors with respect to the Portfolios. Based on their review of these factors and their experience with Mason Street Advisors’ services for the Portfolios, the directors concluded, within the context of their overall determinations regarding the Advisory Agreement, that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio, and the resources committed by Mason Street Advisors in providing those services.

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Investment Performance. The Lipper Report was requested by the Board to assist them in their evaluation of the performance of the Portfolios. The directors considered the investment performance of each of the Portfolios over a variety of periods. In addition to absolute performance and risk adjusted performance for each Portfolio for both short and long term periods, the directors considered (i) a comparison of each Portfolio’s one-, three- and five-year (as applicable) performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio, if available, and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year (as applicable) periods. The directors evaluated each Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Portfolios. The directors were also presented with information from Mason Street Advisors regarding the relevant market conditions and other factors resulting in the performance of each Portfolio.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. The directors gave weight to their ongoing discussions with senior management at Mason Street Advisors concerning Portfolio performance, as well as discussions regarding performance, investment process and investment strategies between the Board, sub-advisers and the portfolio managers of the Portfolios that occurred at meetings from time to time. Generally speaking, while attentive to short term performance and what it might indicate, the directors provided greater weight to longer term performance.

The performance discussion was supplemented by Mason Street Advisors’ review of the market conditions and factors that had resulted in the underperformance by certain Portfolios over various periods. Particular attention was given to those Portfolios which ranked in Lipper’s fourth quartile. The performance issues presented by certain Portfolios were acknowledged and taken into account, as well as the steps that Mason Street Advisors was implementing to address those issues, including adding sub-advisers to certain of the Portfolios. Based on the Board’s review of the various measures and periods of investment performance, the explanations for the factors resulting in the performance of certain of the Portfolios, and the steps being taken or being considered to address performance, the Board concluded that, in the totality of circumstances and within the context of its overall determinations regarding the Advisory Agreement, it was satisfied with the relative investment performance of each Portfolio over time.

Management Fees and Other Expenses. The Lipper Report was requested by the Board to assist them in the evaluation of the expense of the Portfolios. The directors considered a comparison of the actual and contractual management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors further considered the total operating expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group. The directors considered the comparative data as a guide to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided by peers is often not ascertainable.

In evaluating the management fees paid by each Portfolio, the directors considered the actual and contractual fees paid by each Portfolio under the Advisory Agreement and the expense waiver agreements that were in place for certain of the Portfolios. In considering Mason Street Advisors’ management fees on a stand-alone basis, and the fact that eight Portfolios were ranked in Lipper’s third quartile and four Portfolios were ranked in Lipper’s fourth quartile for management fees, the Board took into consideration that the management fees compensated Mason Street Advisors for a broader range of services (both investment management and administrative services) than would often be the case under a typical investment management contract, and concluded that as a result of these additional services, a comparison of Mason Street Advisors’ management fees to Lipper averages might not provide a complete frame of reference. The Board also considered that certain Portfolios ranked in the third and fourth quartiles were sub-advised and/or had lower assets under management.

The directors recognized that Mason Street Advisors manages the assets of other clients in addition to the Series Fund, substantially all of whom are affiliates of Mason Street Advisors. The directors did not, however, consider the management fees charged to other Mason Street Advisors’ clients as particularly relevant in assessing the fees charged under the Advisory Agreement. They were informed that the advisory fees were based on different factors and considerations, including differences in the level and nature of services provided to Mason Street Advisors’ affiliated clients compared to the services provided by Mason Street Advisors to the Series Fund, and in some instances, these clients had investment objectives and policies different than the Portfolios.

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The directors also considered each Portfolio’s total operating expenses over various periods. The directors considered that 25 of the 28 Portfolios were consistently in the top two quartiles (meaning lowest expenses) of their respective Lipper peer group category for total operating expenses, with 18 of the 28 in the top quartile, while the remaining Portfolios were in the third quartile, for the period ended December 31, 2012. With respect to the three Portfolios in the third quartile, the directors considered the nature of the expenses that had contributed to the higher operating expenses and noted that expense caps were in place with respect to each such Portfolio.

In considering the level of management fees, the directors also considered the structure and size of the Portfolios, the expenses assumed by Mason Street Advisors, the existing expense cap arrangements agreed to by Mason Street Advisors for certain of the Portfolios and the amounts waived or reimbursed by Mason Street Advisors under the agreements. Based on their review of the management fees and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the directors concluded that the management fees and total operating expenses of each of the Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Portfolios.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors due to its relationship with the Portfolios. The directors considered Mason Street Advisors’ pricing methodology for its services as investment adviser and for the products for which the Portfolios underlie the investment options. The directors considered Mason Street Advisors’ quarterly presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Portfolios on an aggregate and a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to its revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by information regarding the range of peer expenses in each Portfolio’s respective Lipper category and the ranking of each Portfolio within the categories. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors also considered services provided by affiliates of Mason Street Advisors. The directors also received information on soft dollar arrangements and any other benefits to Mason Street Advisors or its affiliates arising from its relationship with the Portfolios, including the participation of fund families advised by certain sub-advisers to the Portfolios in affinity fund or select fund programs offered by an affiliate of Mason Street Advisors and the payment of fees by those entities to affiliates of Mason Street Advisors.

The Board also considered that the assets of three of the Portfolios are invested in certain exchange traded funds (“ETFs”) beyond the limitations of the 1940 Act in reliance on certain exemptive orders issued by the Securities and Exchange Commission to such ETFs, and concluded that the advisory fees payable to Mason Street Advisors by such Portfolios were based on services that were in addition to, and not duplicative of, services provided by the ETFs.

The directors recognized the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability, since such information generally is not publicly available and may be impacted by numerous factors specific to the investment adviser and its method of allocating revenues and expenses. Based on their review of the profitability analysis for each Portfolio, the directors concluded that they were satisfied that Mason Street Advisors’ level of profitability from its relationship with each Portfolio was not excessive.

Economies of Scale. The directors also considered whether each Portfolio’s expense structure permitted economies of scale to be shared with Portfolio investors. The directors considered the breakpoints contained in the management fee schedules for 20 of the 28 Portfolios and the extent to which the Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account Mason Street Advisors’ explanation of why breakpoints for the remaining Portfolios had not been established, including that these Portfolios were ranked the lowest or close to the lowest in terms of total expenses of each Portfolio’s respective peer group as determined by Lipper or benefited from breakpoints contained in advisory fee waivers and/or expense cap agreements put in place by Mason Street Advisors. Also considered was Mason Street Advisors’ commitment to continue to regularly work with the Board to evaluate the need for additional breakpoints or fee waivers as each Portfolio’s assets grow over time. Based on this information, the Board concluded that, within the context of its overall determinations regarding the Advisory Agreement, each Portfolio’s fee structure reflected appropriate economies of scale for the benefit of Portfolio investors.

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Continuation of the Sub-Advisory Agreements Between Mason Street Advisors and Certain Sub-Advisers

At its May 9, 2013 meeting, the Series Fund Board, including the Independent Directors, unanimously approved the continuance of the Existing Sub-Advisory Agreements with respect to the Sub-Advised Portfolios. At the May 9, 2013 meeting, the directors received a presentation from representatives of each Existing Sub-Adviser involved in the management of the respective Sub-Advised Portfolios. In addition to the information presented by and about the Existing Sub-Advisers during the course of that meeting, the directors also had available for consideration each Existing Sub-Adviser’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from the Existing Sub-Advisers designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Existing Sub-Advisory Agreements. The directors also had available Mason Street Advisors’ Executive Summary and Overview regarding each of the Existing Sub-Advisers and other materials prepared by Mason Street Advisors. The materials contained detailed information concerning the expenses, performance, brokerage commissions, portfolio turnover, style consistency and other factors with respect to each of the Sub-Advised Portfolios, as well as a recap of the Existing Sub-Advisers’ responses to the compliance questions contained in the Section 15(c) Report and the observations of Mason Street Advisors’ compliance group regarding the compliance structure and practices of each of the Existing Sub-Advisers. The directors also considered their experience with and knowledge of the nature and quality of the services provided by the Existing Sub-Advisers and their ongoing discussions with representatives of Mason Street Advisors, its affiliates and the Existing Sub-Advisers.

The material factors and conclusions that formed the basis for the Board’s determination include those discussed below. The directors evaluated a variety of information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of each Existing Sub-Adviser’s services, factors considered by the directors included each Existing Sub-Adviser’s overall business, organization and management structure. The directors also reviewed information provided by each Existing Sub-Adviser with respect to its financial condition and assets under management. Included in their consideration was an evaluation of the services provided by each of the Existing Sub-Advisers and the tenure and experience of the Existing Sub-Adviser’s investment personnel in general and the portfolio managers of each of the Sub-Advised Portfolios in particular. The directors considered the succession plan for the upcoming retirement of Fiduciary’s Executive Chairman, which included the systematic transfer of ownership to other firm employees. The directors evaluated the impact of the death of a key member of the portfolio management team for the International Equity Portfolio and concluded that they were satisfied with the experience of the person appointed by Templeton to provide portfolio management services on an ongoing basis. With respect to Templeton, the directors also considered Templeton’s recruitment and talent development capabilities through its junior analyst program. The directors also considered each Existing Sub-Adviser’s investment philosophy and process and the scope of services provided by the Existing Sub-Advisers, and concluded that generally there had been no changes in the level of service provided. Regarding MFS, the directors, among other factors, considered the firm’s growing assets under management and its continued investment in its research platform. Consideration was also given to the Existing Sub-Advisers’ respective reputations and experience in providing investment management services and the performance of each Sub-Advised Portfolio. Also considered were other recent organizational and other firm developments. Based on their review of these factors, their discussions with the Existing Sub-Advisers and their experience with the services provided by the Existing Sub-Advisers for the respective Sub-Advised Portfolios, the directors concluded, within the context of their overall determinations regarding the Existing Sub-Advisory Agreements, that they were satisfied with the nature, extent and quality of services, and the resources committed by each Existing Sub-Adviser in providing those services.

Investment Performance. The directors reviewed the investment performance of each of the Sub-Advised Portfolios over a variety of time periods. In addition to absolute performance and risk adjusted performance for each Sub-Advised Portfolio for both short and long term periods, the directors considered (i) a comparison of each Sub-Advised Portfolio’s one-, three- and five-year performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Sub-Advised Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year periods. The directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Sub-Advised Portfolios. The directors also considered the performance of accounts managed in a similar manner by each

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of the Existing Sub-Advisers and information from the Existing Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios. The directors noted in particular the generally consistent outperformance by the International Equity Portfolio of its benchmark over both short and longer periods. While acknowledging that Fiduciary had been acting as sub-adviser for the Large Cap Blend Portfolio only since September of the prior year, the Board considered the Portfolio’s strong performance on both an absolute and relative basis since Fiduciary’s appointment.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. Generally speaking, while attentive to short term performance and what it might indicate, the directors provided greater weight to longer term performance. For the reasons and based on the discussion summarized above, the Board concluded that, in the totality of circumstances and within the context of its overall determinations regarding the Existing Sub-Advisory Agreements, it was satisfied with the relative investment performance of the Sub-Advised Portfolios.

Management Fees and Other Expenses. The directors evaluated the reasonableness of the management fees and total expenses paid by the Sub-Advised Portfolios under the Existing Sub-Advisory Agreements. The directors considered the actual and contractual fees paid by each Sub-Advised Portfolio. The directors also considered the sub-advisory fees paid by Mason Street Advisors out of its management fee, including a comparison of those fees with fees charged by the respective Existing Sub-Advisers for similarly managed accounts. In considering the level of management fees, the directors also considered the size of the Sub-Advised Portfolios, expenses assumed by Mason Street Advisors, and the existing expense cap and/or fee waiver arrangements agreed to by Mason Street Advisors with respect to each Sub-Advised Portfolio.

The directors noted that Mason Street Advisors had engaged affiliates of MFS and Templeton to sub-advise certain assets allocated to international investments for two Northwestern Mutual accounts (“NM Accounts”) advised by Mason Street Advisors. The directors did not, however, consider the sub-advisory fees charged by such MFS and Templeton affiliates to the NM Accounts as particularly relevant in assessing the fees charged by MFS for the Series Fund’s Research International Core and Emerging Markets Equity Portfolios and by Templeton for the Series Fund’s International Equity Portfolio because the fees were based on different factors and considerations, including differences in the level and nature of services provided by Mason Street Advisors and the MFS and Templeton affiliates to the NM Accounts, and the differences in the investment mandate, objectives, portfolio managers and policies of those Accounts, as compared to those of the Series Fund’s Research International Core, Emerging Markets Equity and International Equity Portfolios.

As part of their evaluation, the directors received and reviewed an independent analysis prepared by Lipper of comparative expense data for each Sub-Advised Portfolio. Lipper provided data comparing each Portfolio’s net and total expenses with those of a peer group of funds underlying variable insurance products, as well as a universe of funds underlying variable insurance products across each fund’s investment classification and objective, each as selected by Lipper. The directors considered the comparative data as a guide to help assess the reasonableness of each Portfolio’s net and total expense ratios. The directors considered that the Lipper expense rankings of the Portfolios sub-advised by Templeton and Fiduciary were in the top two Lipper quartiles (meaning lowest expenses) of their respective peer groups. The directors also considered the nature of the expenses that had contributed to the higher total operating expenses of the Portfolios sub-advised by MFS, which were in Lipper’s third quartile, and noted that expense cap agreements were in place with respect to each such Portfolio.

Based on their review of the above information and other factors deemed relevant by the directors, the directors concluded that the management fees and total expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios over time.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors due to its relationship with the Sub-Advised Portfolios. The directors considered Mason Street Advisors’ quarterly presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Sub-Advised Portfolios on an aggregate and a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to the revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by the aforementioned information regarding the ranking of each Sub-Advised Portfolio within the Portfolio’s respective Lipper category. The directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided and the financial statements of certain Existing Sub-Advisers or their affiliates who had not provided specific profitability information. In all instances, including those where profitability information had not been provided, the sub-advisory fees were the result of arm’s-length negotiations

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between Mason Street Advisors and such Existing Sub-Advisers. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Existing Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information had been developed using a variety of assumptions and other factors.

The directors considered certain fall-out benefits that may be realized by Mason Street Advisors and its affiliates due to their relationship with the Sub-Advised Portfolios, including the participation of fund families advised by certain Existing Sub-Advisers to the Sub-Advised Portfolios in affinity fund or select fund programs offered by an affiliate of Mason Street Advisors and the payment of fees by those entities to affiliates of Mason Street Advisors. The directors also reviewed information concerning the Sub-Advisers’ soft dollar arrangements and any other benefits to the Existing Sub-Advisers arising from their relationships with the Sub-Advised Portfolios. Based on their review, the directors concluded, within the context of their overall determinations regarding the Existing Sub-Advisory Agreements, that they were satisfied that the fees paid by each of the Sub-Advised Portfolios, and the profits realized by Mason Street Advisors and the Existing Sub-Advisers due to their relationship with the Sub-Advised Portfolios, were not excessive.

Economics of Scale. The directors also considered whether each Sub-Advised Portfolio’s expense structure permitted economies of scale to be shared with such Portfolio’s investors. The directors considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios and the extent to which the Sub-Advised Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account the expense cap and/or fee waiver agreements that were in place with respect to each Sub-Advised Portfolio. The directors considered that the fee schedules for the Sub-Advised Portfolios contained breakpoints. The directors also considered the total assets of each Sub-Advised Portfolio and the expense ratios of the Sub-Advised Portfolios. Based on this information, the Board concluded, within the context of its overall determinations regarding the Existing Sub-Advisory Agreements, that each Sub-Advised Portfolio’s fee structure reflected appropriate economies of scale for the benefit of such Portfolio’s investors.

Other Information

The directors were presented with other information intended to assist them in their consideration of the continuation of the Advisory Agreement and Existing Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street Advisors to the Portfolios and information regarding Mason Street Advisors’ and the Existing Sub-Advisers’ brokerage practices and commissions. The directors took into consideration reports from Mason Street Advisors on its review of the respective compliance programs of the Existing Sub-Advisers, including any recent compliance exceptions noted and the applicable Sub-Adviser’s response. Also considered were key affiliations and business relationships between the Existing Sub-Advisers and their affiliates and Mason Street Advisors’ parent company and affiliates. Their review further included information relating to each Existing Sub-Adviser’s risk management infrastructure, pending or recent litigation or regulatory actions to which an Existing Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions, and information regarding each Existing Sub-Adviser’s code of ethics and business continuity plans, portfolio manager compensation, portfolio turnover, succession planning and other matters.

Conclusions of the Directors

Based on a consideration of all information they deemed relevant in its totality, the directors, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of their reasonable business judgment concluded that the terms of the Advisory Agreement and Existing Sub-Advisory Agreements were fair and reasonable and approved the continuation of each Agreement for another year as being in the best interests of each Portfolio.

Approval of New Investment Sub-Advisory Agreements

At its May 9, 2013 meeting, the Series Fund Board, including the Independent Directors, unanimously approved each of the New Sub-Advisory Agreements between Mason Street Advisors and the New Sub-Advisers, pursuant to which, respectively, TBC was appointed to serve as the sub-adviser for the Growth Stock Portfolio, Sarofim & Co. was appointed to serve as the sub-adviser for the Large Cap Core Stock Portfolio, William Blair was appointed to serve as the sub-adviser for the Mid Cap Growth Stock Portfolio and Wellington was appointed to serve as the sub-adviser for the Small Cap Growth Stock Portfolio, beginning July 1, 2013. Prior to that time, Mason Street Advisors managed the assets of each such Portfolio. The material factors and conclusions that formed the basis for the Board’s determination to appoint a sub-adviser for the Portfolios and to approve the New Sub-Advisory Agreements with respect to the Portfolios include those discussed below.

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The in-person interviews with each New Sub-Adviser and the other candidates under consideration by the Board were the culmination of an extensive process that began a number of months prior to the meeting at which the New Sub-Advisers were selected with the creation of a significant universe of prospects that all of the directors narrowed down over several meetings and a number of months to either two or three finalists for each of the four mandates. The screening criteria used to select potential candidates for each mandate was extensive. Among other factors and criteria discussed, the amount of assets of each of the Portfolios under consideration compared to the candidate’s existing assets in the respective mandates, and its impact on the candidate’s capacity to sub-advise the respective mandates, was considered particularly relevant. The directors also considered assets held in the mandate by each candidate, short and long term performance, performance consistency, volatility, manager tenure, portfolio turnover rates, investment style, key points of differentiation and competitive advantage, operational and enterprise issues, and whether the candidate already provided sub-advisory services to one or more of the Series Fund’s Portfolios, among other factors.

Also considered were reports received from Mason Street Advisors regarding its due diligence visits with each candidate, including the New Sub-Advisers that were ultimately selected. The due diligence reports were based on the candidate’s responses to the requests for proposals as well as interviews with compliance and/or legal representatives of each candidate. The proposals included information about each candidate’s compliance structure, compliance policies and procedures, brokerage practices and use of soft dollars, trading policies and procedures, codes of ethics and proxy voting procedures. In addition to written materials, the directors considered in-person interviews with each candidate to have been of particular assistance in gaining an understanding of the candidates’ portfolio construction process and “sell” discipline. Finally, the directors took into consideration the characteristics of the existing Portfolios and Sub-Advisers already in place, and whether the candidate would be able to attract assets into the relevant Portfolio.

Nature, Extent and Quality of Services. The directors evaluated the nature, scope, extent and quality of services to be provided by TBC with respect to the Growth Stock Portfolio, Fayez Sarofim with respect to the Large Cap Core Stock Portfolio, William Blair with respect to the Mid Cap Growth Stock Portfolio, and Wellington with respect to the Small Cap Growth Stock Portfolio. The directors considered the extensive process followed to identify potential sub-advisers for each Portfolio, and the rationale for the recommendation of the New Sub-Adviser as sub-adviser for the respective Portfolio. The directors also considered the breadth and depth of experience of the New Sub-Advisers in managing other accounts using similar investment strategies, including other mutual funds using substantially similar strategies. The directors’ consideration included information about each New Sub-Adviser’s organization and ownership structure, and the tenure, experience and performance of the firm’s investment management team. In addition, the directors considered the in-person presentation by each New Sub-Adviser, including each firm’s description of its investment process. The directors expressed a preference for investment strategies which provided lower volatility as well as downside protection. With respect to TBC, the directors took into consideration TBC’s understandable approach to portfolio construction and its demonstrated high conviction to its strategy. With respect to Sarofim & Co. the directors noted in particular the firm’s research platform and its focus on long-term, high conviction investing. The directors also considered Sarofim & Co.’s low portfolio turnover rate which resulted from the firm’s long-term management approach. The directors also noted the long-term involvement of the firm’s founder, Fayez Sarofim, and the succession plan that was in place to minimize the impact of the eventual departure of Mr. Sarofim from the firm. With respect to William Blair, the directors considered the firm’s understandable investment process and their favorable opinion of the firm’s investment team. While the directors found a number of aspects about other candidates for the Mid Cap Growth Stock Portfolio favorable, they concluded that William Blair was the best choice overall. With respect to Wellington, the directors considered that the Small Cap Growth Stock Portfolio would be particularly well served by the depth of Wellington’s research capability and strong research infrastructure. Finally, the directors took into consideration each New Sub-Adviser’s general reputation and the resources available to be committed in managing the respective Portfolio. Based on their review of these factors and other factors deemed relevant, the directors concluded that they were satisfied with the nature, extent and quality of the services to be provided by each New Sub-Adviser with respect to the Portfolios, and the resources to be committed by each New Sub-Adviser in providing such services.

Investment Performance. Because the New Sub-Advisers are newly appointed sub-advisers, the directors, at the meeting, could not consider the New Sub-Advisers’ respective investment performance in managing the Portfolios as a factor in evaluating the New Sub-Advisory Agreements. However, the directors considered the New Sub-Advisers’ respective performance records for other accounts, including other mutual funds, with investment objectives, investment policies and investment strategies substantially similar to the Portfolio to be managed by the New Sub-Adviser. In addition to absolute performance and risk adjusted performance (based on, among other things, standard deviation, information ratio and tracking errors) for these similar accounts for both short and long-term periods, the directors considered a comparison of the

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performance to the returns of a peer group and universe of comparable funds underlying variable insurance products as compiled by an independent research firm, and to the performance averages of the respective Morningstar and Lipper categories for the same periods. The directors evaluated the similar accounts’ relative performance, and considered independent rankings and ratings where applicable, to provide an objective comparative benchmark against which they could assess the experience and ability of the New Sub-Advisers in managing similar accounts. With respect to the directors’ consideration of the candidates for the Growth Stock Portfolio in particular, while the strong performance of several candidates was noted, the directors determined that TBC’s performance was also strong and together with other factors, including TBC’s desirable investment approach, made it the best overall choice for the Growth Stock Portfolio. The directors also took into consideration information presented to them regarding the composition of portfolios managed by the candidates in a similar mandate. Based on these and other factors deemed relevant, the directors concluded that they were satisfied with the experience and capabilities of each New Sub-Adviser and the personnel to be associated with the Portfolios.

Management Fees and Other Expenses. In evaluating the management fees paid by each Portfolio, the directors considered the contractual fees and applicable breakpoints paid by the Portfolio under the Advisory Agreement between Mason Street Advisors and the Series Fund with respect to the Portfolios. The directors also considered the sub-advisory fees and applicable breakpoints to be paid by Mason Street Advisors to each New Sub-Adviser out of its management fee, including a comparison of those fees with fees charged by each New Sub-Adviser for similarly managed accounts, including other mutual funds. The directors also separately considered the allocation between Mason Street Advisors and each New Sub-Adviser of the Portfolio’s investment advisory fee (i.e., the amount of the advisory fee retained by Mason Street Advisors relative to that paid to the New Sub-Adviser as a sub-advisory fee). They determined that the allocation was reasonable in light of the nature, scope and quality of services to be provided and was the product of arm’s length negotiation between Mason Street Advisors and each New Sub-Adviser.

The directors did not consider the management fees charged to other Mason Street Advisors’ clients as particularly relevant, because substantially all of those accounts were managed for affiliates of Mason Street Advisors and, as such, those accounts were priced based on different factors and considerations and, in some instances, had investment objectives and policies different than those of the Portfolios.

In considering the level of management fees, the directors also considered the structure and size of each Portfolio, the total operating expenses of each Portfolio and the existing fee waiver or expense cap arrangement in place for each Portfolio. They also considered information about how each Portfolio’s expenses compared to the range of Lipper expense breakpoint levels. Based on their review of the management and other expenses, comparative data and other factors deemed relevant by the directors, the directors concluded that the management fees and total operating expenses of each Portfolio were reasonable in relation to the nature, scope and quality of the services to be provided.

Costs and Profitability. The directors also considered Mason Street Advisors’ pricing methodology for its services as investment adviser for the products of which the Portfolios were an investment option. Also considered was the financial condition of Mason Street Advisors and information concerning Mason Street Advisors’ costs and profitability with respect to its relationship with the Portfolios in general as well as in light of the sub-advisory fees negotiated with each New Sub-Adviser. Mason Street Advisors provided a profitability analysis for each Portfolio that included the expense allocation methodology used, net income for the Portfolio and net and gross profit margins for the Portfolio. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors also considered services provided by affiliates of Mason Street Advisors.

The directors recognized that there are limitations inherent in allocating costs and calculating profitability for an organization such as Mason Street Advisors, and that it is difficult to make comparisons of profitability among investment advisers and clients because comparative information is not generally publicly available and, when available, such information has been developed using a variety of assumptions and other factors. Based on their review of the profitability analysis for each Portfolio, the directors concluded that they were satisfied that Mason Street Advisors’ level of profitability from its relationship with the Portfolios was not excessive.

Economies of Scale. The directors also considered whether each Portfolio’s expense structure permitted economies of scale to be shared with such Portfolio’s investors. The directors considered that the fee schedule for each Portfolio contained breakpoints and the extent to which the Portfolios may benefit from economies of scale through those breakpoints. The directors also took into consideration the expense cap agreement that was in place with respect to each Portfolio. The directors also considered the total assets of each Portfolio and the expense ratios of the Portfolios. Based on this information, the Board concluded that the fee schedule and breakpoints evidenced an appropriate sharing of economies of scale between each Portfolio and Mason Street Advisors.

252	Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and

Sub-Advisory Agreements

Other Information. The directors were presented with other information intended to assist them in their consideration of the approval of the New Sub-Advisory Agreements, including information about each New Sub-Adviser’s risk management infrastructure, compliance structure, compliance policies and procedures, brokerage practices and use of soft dollars. The directors also received information regarding pending or recent litigation or regulatory actions to which each New Sub-Adviser or its respective affiliates may have been a party, and responses to those actions, information regarding portfolio turnover, business continuity, succession planning, portfolio manager compensation, codes of ethics, and proxy voting policies and procedures.

Conclusions of the Directors. Based on a consideration of all information they deemed relevant in its totality, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of its business judgment concluded that it was in the best interest of the Growth Stock Portfolio to approve the New Sub-Advisory Agreement between Mason Street Advisors and TBC, it was in the best interest of the Large Cap Core Stock Portfolio to approve the New Sub-Advisory Agreement between Mason Street Advisors and Sarofim & Co., it was in the best interest of the Mid Cap Growth Stock Portfolio to approve the New Sub-Advisory Agreement between Mason Street Advisors and William Blair, and it was in the best interest of the Small Cap Growth Stock Portfolio to approve the New Sub-Advisory Agreement between Mason Street Advisors and Wellington.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements	253

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Disclosure Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Not applicable.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(3) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: August 15, 2013

By:	/s/ Walter M. Givler
Walter M. Givler, Vice-President,
Chief Financial Officer and
Treasurer

Date: August 15, 2013